Everlake Financial
Advisors Separate
Account I

Financial Statements as of December 31, 2021 and for
the years ended December 31, 2021 and 2020 and
Report of Independent Registered Public Accounting
Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
Everlake Life Insurance Company and the
Contract holders of Everlake Financial Advisors Separate Account I

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of net assets for each of the sub-accounts of Everlake Financial Advisors Separate Account I (the “Account”) (formerly Allstate Financial Advisors Separate Account I) listed in Appendix A, as of December 31, 2021, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods presented in Appendix A and the related notes. In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the sub-accounts comprising the Account as of December 31, 2021, and the results of their operations, the changes in their net assets, and the financial highlights for each of the periods presented in Appendix A, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on the Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the Account’s fund managers. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Chicago, Illinois
April 8, 2022

We have served as the auditor of Everlake Life Insurance Company (formerly Allstate Life Insurance Company) (the sponsor Company) since 2001.

                             Appendix A
Everlake Financial Advisors Separate Account I

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the Year Ended	For Each of the/ For the	For Each of the/ For the
Alliance Bernstein VPS Growth & Income Class B	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Alliance Bernstein VPS International Value Class B	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Alliance Bernstein VPS Large Cap Growth Class B	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Alliance Bernstein VPS Small/Mid Value Class B	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
American Century VP Balanced Class I**	—	—	—	—
American Century VP International Class I	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
AST Academic Strategies Asset Allocation	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
AST Advanced Strategies	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
AST AllianzGI World Trends	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
AST Balanced Asset Allocation	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
AST BlackRock Global Strategies!	—	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
AST BlackRock Low Duration Bond	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
AST BlackRock/Loomis Sayles Bond	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
AST Bond Portfolio 2021**	—	—	—	—
AST Bond Portfolio 2022	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
AST Bond Portfolio 2023	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
AST Bond Portfolio 2024	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
AST Bond Portfolio 2025**	—	—	—	—
AST Bond Portfolio 2026	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
AST Bond Portfolio 2027**	—	—	—	Five Years Ended December 31, 2021
AST Bond Portfolio 2028**	—	—	—	—
AST Bond Portfolio 2029**	—	—	—	For the Period January 3, 2018* to December 31, 2018 and for the Three Years ended December 31, 2021
AST Bond Portfolio 2030	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	For the Period January 2, 2019* to December 31, 2019 and for Two Years Ended December 31, 2021
AST Bond Portfolio 2031	December 31, 2021	December 31, 2021	For the Period January 2, 2020* to December 31, 2020 and For the Year Ended December 31, 2021	For the Period January 2, 2020* to December 31, 2020 and for the Year Ended December 31, 2021
AST Bond Portfolio 2032	December 31, 2021	For the Period January 4, 2021* to December 31, 2021	For the Period January 4, 2021* to December 31, 2021	For the Period January 4, 2021* to December 31, 2021
AST Capital Growth Asset Allocation	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
AST ClearBridge Dividend Growth**	—	—	—	—
AST Cohen & Steers Global Realty	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021

                                            Appendix A (Cont.)

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the Year Ended	For Each of the/ For the	For Each of the/ For the
AST Cohen & Steers Realty	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
AST Emerging Markets Equity	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
AST Fidelity Institutional AMSM Quantitative	—	For the Period January 1, 2021 to October 18, 2021 #	For the Year ended December 31, 2020 and for the Period January 1, 2021 to October 18, 2021 #	Four Years ended December 31, 2020 and for the Period January 1, 2021 to October 18, 2021 #
AST Global Bond	December 31, 2021	December 31, 2021	For the Period November 13, 2020* to December 31, 2020 and For the Year Ended December 31, 2021	For the Period November 13, 2020* to December 31, 2020 and For the Year Ended December 31, 2021
AST Goldman Sachs Multi-Asset	—	For the Period January 1, 2021 to February 22, 2021#	For the Year ended December 31, 2020 and for the Period January 1, 2021 to February 22, 2021 #	Four Years ended December 31, 2020 and for the Period January 1, 2021 to February 22, 2021 #
AST Goldman Sachs Small-Cap Value	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
AST Government Money Market	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
AST High Yield	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
AST Hotchkis & Wiley Large-Cap Value	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
AST International Growth	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
AST International Value	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
AST Investment Grade Bond	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
AST J.P. Morgan Global Thematic	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
AST J.P. Morgan International Equity	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
AST J.P. Morgan Strategic Opportunities	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
AST Jennison Large-Cap Growth**	—	—	—	—
AST Large-Cap Core	December 31, 2021	December 31, 2021	For the Year Ended December 31, 2021	For the Year Ended December 31, 2021
AST Loomis Sayles Large-Cap Growth	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
AST MFS Global Equity	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
AST MFS Growth	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
AST MFS Growth Allocation**	—	—	—	Five Years Ended December 31, 2021
AST MFS Large-Cap Value**	—	—	—	—
AST Mid-Cap Growth	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
AST Neuberger Berman/LSV Mid-Cap Value	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
AST Preservation Asset Allocation	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
AST Prudential Core Bond**	—	—	—	—
AST Prudential Growth Allocation	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021

                                            Appendix A (Cont.)

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the Year Ended	For Each of the/ For the	For Each of the/ For the
AST QMA US Equity Alpha	—	For the Period January 1, 2021 to October 18, 2021 #	For the Year ended December 31, 2020 and for the Period January 1, 2021 to October 18, 2021 #	Four Years ended December 31, 2020 and for the Period January 1, 2021 to October 18, 2021 #
AST Quantitative Modeling**	—	—	—	—
AST Small-Cap Growth	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
AST Small-Cap Growth Opportunities	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
AST Small-Cap Value	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
AST T. Rowe Price Asset Allocation	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
AST T. Rowe Price Large-Cap Growth	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
AST T. Rowe Price Large-Cap Value	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
AST T. Rowe Price Natural Resources	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
AST WEDGE Capital Mid-Cap Value	—	For the Period January 1, 2021 to February 22, 2021#	For the Year ended December 31, 2020 and for the Period January 1, 2021 to February 22, 2021 #	Four Years ended December 31, 2020 and for the Period January 1, 2021 to February 22, 2021 #
AST Wellington Management Hedged Equity	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
AST Western Asset Core Plus Bond	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
AST Western Asset Emerging Markets Debt**	—	—	—	—
BNY Mellon Stock Index Fund, Inc.	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
BNY Mellon Sustainable U.S. Equity Portfolio, Inc	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
BNY Mellon VIF Government Money Market	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
BNY Mellon VIF Growth and Income Initial Shares	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
DWS Bond VIP Class A	—	For the Period January 1, 2021 to October 28, 2021 #	For the Year ended December 31, 2020 and for the Period January 1, 2021 to October 28, 2021 #	Four Years ended December 31, 2020 and for the Period January 1, 2021 to October 28, 2021 #
DWS Capital Growth VIP Class A	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
DWS Core Equity VIP Class A	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
DWS CROCI® International VIP Class A	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
DWS Global Income Builder VIP Class A	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
DWS Global Small Cap VIP Class A	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
DWS Government Money Market VIP Class A	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
DWS Small Mid Cap Growth VIP Class A	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Federated Hermes Government Money Fund II	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Fidelity VIP Asset Manager: Growth Service Class 2**	—	—	—	—

                                            Appendix A (Cont.)

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the Year Ended	For Each of the/ For the	For Each of the/ For the
Fidelity VIP Contrafund Initial Class	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Fidelity VIP Contrafund Service Class 2	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Fidelity VIP Equity-Income Initial Class	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Fidelity VIP Equity-Income Service Class 2	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Fidelity VIP Freedom 2010 Service Class 2	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Fidelity VIP Freedom 2020 Service Class 2	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Fidelity VIP Freedom 2030 Service Class 2	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Fidelity VIP Freedom Income Service Class 2	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Fidelity VIP Government Money Market Initial Class	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Fidelity VIP Government Money Market Service Class 2	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Fidelity VIP Growth & Income Service Class 2	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Fidelity VIP Growth Initial Class	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Fidelity VIP Growth Opportunities Service Class 2	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Fidelity VIP Growth Service Class 2	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Fidelity VIP High Income Initial Class	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Fidelity VIP High Income Service Class 2	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Fidelity VIP Index 500 Initial Class	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Fidelity VIP Index 500 Service Class 2	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Fidelity VIP Investment Grade Bond Initial Class	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Fidelity VIP Investment Grade Bond Service Class 2	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Fidelity VIP Mid Cap Service Class 2	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Fidelity VIP Overseas Initial Class	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Fidelity VIP Overseas Service Class 2	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Franklin DynaTech VIP Class 2	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Franklin Growth and Income VIP Class 2	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Franklin Income VIP Class 2	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Franklin Large Cap Growth VIP Class 2	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Franklin Mutual Global Discovery VIP Class 2	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Franklin Mutual Shares VIP Class 2	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Franklin Small Cap Value VIP Class 2	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021

                                            Appendix A (Cont.)

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the Year Ended	For Each of the/ For the	For Each of the/ For the
Franklin Small-Mid Cap Growth VIP Class 2	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Franklin U.S. Government Securities VIP Class 2	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Goldman Sachs VIT International Equity Insights Institutional Shares**	—	—	—	—
Goldman Sachs VIT Large Cap Value Institutional Shares	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Goldman Sachs VIT Mid Cap Value Institutional Shares	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Goldman Sachs VIT Small Cap Equity Insights Institutional Shares	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Goldman Sachs VIT Strategic Growth Institutional Shares	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Goldman Sachs VIT U.S. Equity Insights Institutional Shares	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Invesco V.I. Capital Appreciation Series I	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Invesco V.I. Capital Appreciation Series II	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Invesco V.I. Conservative Balanced Series I	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Invesco V.I. Conservative Balanced Series II	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Invesco V.I. Discovery Mid Cap Growth Series I	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Invesco V.I. Discovery Mid Cap Growth Series II	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Invesco V.I. Global Series I	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Invesco V.I. Global Series II	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Invesco V.I. Global Strategic Income Series I	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Invesco V.I. Global Strategic Income Series II	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Invesco Oppenheimer V.I. International Growth Series II**	—	—	—	—
Invesco V.I. Main Street Series I	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Invesco V.I. Main Street Series II	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Invesco V.I. Main Street Small Cap Series I	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Invesco V.I. Main Street Small Cap Series II	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Invesco V.I. Core Bond Series I	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Invesco V.I. Core Bond Series II	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Invesco V.I. American Franchise Series I	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Invesco V.I. American Franchise Series II	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Invesco V.I. American Value Series I	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Invesco V.I. American Value Series II	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021

                                            Appendix A (Cont.)

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the Year Ended	For Each of the/ For the	For Each of the/ For the
Invesco V.I. Comstock Series I	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Invesco V.I. Comstock Series II	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Invesco V.I. Core Equity Series I	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Invesco V.I. Core Equity Series II	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Invesco V.I. Core Plus Bond Series I	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Invesco V.I. Core Plus Bond Series II	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Invesco V.I. Diversified Dividend Series I	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Invesco V.I. Diversified Dividend Series II	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Invesco V.I. Equity and Income Series I	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Invesco V.I. Equity and Income Series II	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Invesco V.I. Global Core Equity Series I	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Invesco V.I. Global Core Equity Series II	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Invesco V.I. Government Money Market Series I	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Invesco V.I. Government Money Market Series II	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Invesco V.I. Government Securities Series I	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Invesco V.I. Government Securities Series II	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Invesco V.I. Growth and Income Series II	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Invesco V.I. High Yield Series I	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Invesco V.I. High Yield Series II	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Invesco V.I. International Growth Series I	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Invesco V.I. International Growth Series II	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Invesco V.I. Managed Volatility Series I	—	For the Period January 1, 2021 to April 30, 2021 #	For the Year ended December 31, 2020 and for the Period January 1, 2021 to April 30, 2021 #	For Four Years ended December 31, 2020 and For the Period January 1, 2021 to April 30, 2021 #
Invesco V.I. Managed Volatility Series II	—	For the Period January 1, 2021 to April 30, 2021 #	For the Year ended December 31, 2020 and for the Period January 1, 2021 to April 30, 2021 #	For Four Years ended December 31, 2020 and For the Period January 1, 2021 to April 30, 2021 #
Invesco V.I. Main Street Mid Cap Series I	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Invesco V.I. Main Street Mid Cap Series II	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Invesco V.I. S&P 500 Index Series I	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Invesco V.I. S&P 500 Index Series II	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Invesco V.I. Technology Series I	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021

                                            Appendix A (Cont.)

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the Year Ended	For Each of the/ For the	For Each of the/ For the
Invesco V.I. Technology Series II	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Invesco V.I. Value Opportunities Series I	—	For the Period January 1, 2021 to April 30, 2021 #	For the Year ended December 31, 2020 and for the Period January 1, 2021 to April 30, 2021 #	For Four Years ended December 31, 2020 and For the Period January 1, 2021 to April 30, 2021 #
Invesco V.I. Value Opportunities Series II	—	For the Period January 1, 2021 to April 30, 2021 #	For the Year ended December 31, 2020 and for the Period January 1, 2021 to April 30, 2021 #	For Four Years ended December 31, 2020 and For the Period January 1, 2021 to April 30, 2021 #
Janus Henderson VIT Forty Institutional Shares	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Janus Henderson VIT Global Research Service Shares**	—	—	—	—
Janus Henderson VIT Overseas Service Shares**	—	—	—	—
Lazard Retirement Series Emerging Market Equity Service Shares	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Legg Mason Partners Clearbridge Variable Large Cap Value Class I	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Lord Abbet Bond Debenture	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Lord Abbet Fundamental Equity	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Lord Abbet Growth and Income	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Lord Abbet Growth Opportunities	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Lord Abbet Mid Cap Stock	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
MFS VIT Growth Initial Class	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
MFS VIT Growth Service Class	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
MFS VIT High Yield Initial Class	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
MFS VIT Investors Trust Initial Class	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
MFS VIT Investors Trust Service Class	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
MFS VIT New Discovery Initial Class	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
MFS VIT New Discovery Service Class	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
MFS VIT Research Initial Class	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
MFS VIT Research Service Class	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
MFS VIT Total Return Bond Initial Class	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
MFS VIT Utilities Initial Class	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
MFS VIT Utilities Service Class	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Morgan Stanley VIF Core Plus Fixed Income Class I	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Morgan Stanley VIF Discovery Class I	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021

                                            Appendix A (Cont.)

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the Year Ended	For Each of the/ For the	For Each of the/ For the
Morgan Stanley VIF Discovery Class II	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Morgan Stanley VIF Emerging Markets Debt Class II	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Morgan Stanley VIF Emerging Markets Equity Class I	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Morgan Stanley VIF Emerging Markets Equity Class II	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Morgan Stanley VIF Global Franchise Class II	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Morgan Stanley VIF Global Infrastructure Class I	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Morgan Stanley VIF Global Infrastructure Class II	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Morgan Stanley VIF Global Strategist Class I	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Morgan Stanley VIF Global Strategist Class II	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Morgan Stanley VIF Growth Class I	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Morgan Stanley VIF Growth Class II	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Morgan Stanley VIF U.S. Real Estate Class I	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Morgan Stanley VIF U.S. Real Estate Class II	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Morgan Stanley VIS Income Plus Class X Shares	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Morgan Stanley VIS Income Plus Class Y Shares	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Neuberger Berman AMT Mid Cap Growth Class I	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Neuberger Berman AMT Sustainable Equity Class I	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	For the Period April 30, 2019* to December 31, 2019 and for Two Years Ended December 31, 2021
PIMCO VIT CommodityRealReturn® Strategy Advisor Class	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
PIMCO VIT Emerging Markets Bond Advisor Class	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
PIMCO VIT International Bond (U.S. Dollar-Hedged) Institutional Class	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
PIMCO VIT Real Return Advisor Class	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
PIMCO VIT Total Return Advisor Class	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
PIMCO VIT Total Return Institutional Class	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Profund VP Consumer Goods**	—	—	—	—
ProFund VP Consumer Services**	—	—	—	—
ProFund VP Financials**	—	—	—	—
ProFund VP Health Care**	—	—	—	—
ProFund VP Industrials**	—	—	—	—
ProFund VP Large-Cap Growth**	—	—	—	—
ProFund VP Large-Cap Value**	—	—	—	—

                                            Appendix A (Cont.)

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the Year Ended	For Each of the/ For the	For Each of the/ For the
ProFund VP Mid-Cap Growth**	—	—	—	—
ProFund VP Mid-Cap Value**	—	—	—	—
ProFund VP Real Estate**	—	—	—	—
ProFund VP Small-Cap Growth**	—	—	—	—
ProFund VP Small-Cap Value**	—	—	—	—
ProFund VP Telecommunications**	—	—	—	—
ProFund VP Utilities**	—	—	—	—
Putnam VT Diversified Income Class IB	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Putnam VT Emerging Markets Equity Fund Class IB	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Putnam VT Large Cap Value Class IB	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Putnam VT George Putnam Balanced Class IB	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Putnam VT Global Asset Allocation Class IB	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Putnam VT Focused International Equity Class IB	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Putnam VT Global Health Care Class IB	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Putnam VT Government Money Market Class IB	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Putnam VT Growth Opportunities Class IB	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Putnam VT High Yield Class IB	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Putnam VT Income Class IB	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Putnam VT International Equity Class IB	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Putnam VT International Value Class IB	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Putnam VT Mortgage Securities Class IB	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Putnam VT Multi-Cap Core Class IB	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Putnam VT Research Class IB	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Putnam VT Small Cap Growth Class IB	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Putnam VT Small Cap Value Class IB	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Putnam VT Sustainable Future Class IB	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Putnam VT Sustainable Leaders Class IB	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Rydex VT NASDAQ-100®**	—	—	—	—
Templeton Developing Markets VIP Class 2	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Templeton Foreign VIP Class 2	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021

                                            Appendix A (Cont.)

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the Year Ended	For Each of the/ For the	For Each of the/ For the
Templeton Global Bond VIP Class 2	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Templeton Growth VIP Class 2	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
* date represents commencement of operations
** sub-account was available but did not have assets at December 31, 2021 and did not have any activity for the year / period ended December 31, 2021
# represents the date the sub-account ceased operations
! sub-account was available but did not have assets at December 31, 2021

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2021

	Alliance Bernstein	Alliance Bernstein	Alliance Bernstein	Alliance Bernstein
	VPS Growth	VPS International	VPS Large	VPS Small/	American Century
	& Income	Value	Cap Growth	Mid Value	VP International
	Class B	Class B	Class B	Class B	Class I
ASSETS
Investments, at fair value	$39,225,386	$4,624,177	$40,156,413	$7,786,272	$9,490
Due from (to) Everlake Life Insurance Company	—	—	—	—	—
Total assets	$39,225,386	$4,624,177	$40,156,413	$7,786,272	$9,490
NET ASSETS
Accumulation units	$38,766,785	$4,622,021	$40,043,362	$7,782,619	$9,490
Contracts in payout (annuitization) period	458,601	2,156	113,051	3,653	—
Total net assets	$39,225,386	$4,624,177	$40,156,413	$7,786,272	$9,490
FUND SHARE INFORMATION
Number of shares	1,085,975	296,043	468,734	336,050	639
Cost of investments	$26,921,900	$4,403,888	$24,558,936	$5,732,225	$5,247
UNIT VALUE (1)
Lowest	$26.89	$9.91	$29.81	$44.11	$29.70
Highest	$44.65	$12.35	$72.57	$56.45	$30.43

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

	Alliance Bernstein	Alliance Bernstein	Alliance Bernstein	Alliance Bernstein
	VPS Growth	VPS International	VPS Large	VPS Small/	American Century
	& Income	Value	Cap Growth	Mid Value	VP International
	Class B	Class B	Class B	Class B	Class I
NET INVESTMENT INCOME (LOSS)
Dividends	$239,998	$77,895	$—	$47,006	$15
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(597,901)	(73,561)	(586,861)	(121,985)	(127)
Administrative expense	(42,749)	(9,061)	(47,011)	(14,974)	(11)
Net investment income (loss)	(400,652)	(4,727)	(633,872)	(89,953)	(123)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	5,088,742	901,163	6,287,511	1,626,631	140
Cost of investments sold	3,807,613	870,064	4,091,600	1,302,831	78
Realized gains (losses) on fund shares	1,281,129	31,099	2,195,911	323,800	62
Realized gain distributions	—	—	2,742,776	—	259
Net realized gains (losses)	1,281,129	31,099	4,938,687	323,800	321
Change in unrealized gains (losses)	7,545,696	388,618	4,556,960	1,972,334	435
Net realized and change in
unrealized gains (losses) on investments	8,826,825	419,717	9,495,647	2,296,134	756
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$8,426,173	$414,990	$8,861,775	$2,206,181	$633

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the Sub-Account. Otherwise, when more than one contract is available for investment, a high and low UV is reported.
(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2021.
(**) Sub-account was available, but had no net assets as of December 31, 2021.
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2021

	AST		AST	AST	AST
	Academic	AST	AllianzGI	Balanced	BlackRock
	Strategies	Advanced	World	Asset	Global
	Asset Allocation	Strategies	Trends	Allocation	Strategies**
ASSETS
Investments, at fair value	$2,504,515	$1,681,565	$603,095	$6,373,401	$—
Due from (to) Everlake Life Insurance Company	—	—	—	—	—
Total assets	$2,504,515	$1,681,565	$603,095	$6,373,401	$—
NET ASSETS
Accumulation units	$2,504,515	$1,681,565	$603,095	$6,373,401	$—
Contracts in payout (annuitization) period	—	—	—	—	—
Total net assets	$2,504,515	$1,681,565	$603,095	$6,373,401	$—
FUND SHARE INFORMATION
Number of shares	132,584	61,709	29,797	246,744	—
Cost of investments	$1,747,899	$859,248	$345,039	$3,187,360	$—
UNIT VALUE (1)
Lowest	$12.38	$18.71	$15.39	$17.41	$—
Highest	$19.66	$28.75	$22.76	$26.26	$—

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

	AST		AST	AST	AST
	Academic	AST	AllianzGI	Balanced	BlackRock
	Strategies	Advanced	World	Asset	Global
	Asset Allocation	Strategies	Trends	Allocation	Strategies**
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(39,603)	(24,413)	(8,878)	(78,323)	(13)
Administrative expense	(3,803)	(2,510)	(902)	(9,242)	(1)
Net investment income (loss)	(43,406)	(26,923)	(9,780)	(87,565)	(14)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	382,504	150,852	42,581	571,406	2,270
Cost of investments sold	287,286	80,464	27,258	311,703	1,393
Realized gains (losses) on fund shares	95,218	70,388	15,323	259,703	877
Realized gain distributions	—	—	—	—	—
Net realized gains (losses)	95,218	70,388	15,323	259,703	877
Change in unrealized gains (losses)	195,811	145,825	48,086	489,601	(762)
Net realized and change in
unrealized gains (losses) on investments	291,029	216,213	63,409	749,304	115
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$247,623	$189,290	$53,629	$661,739	$101
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2021

	AST	AST
	BlackRock	BlackRock/	AST	AST	AST
	Low Duration	Loomis	Bond Portfolio	Bond Portfolio	Bond Portfolio
	Bond	Sayles Bond	2022	2023	2024
ASSETS
Investments, at fair value	$48,553	$79,111	$498,253	$124,018	$53,546
Due from (to) Everlake Life Insurance Company	—	—	—	—	—
Total assets	$48,553	$79,111	$498,253	$124,018	$53,546
NET ASSETS
Accumulation units	$48,553	$79,111	$498,253	$124,018	$53,546
Contracts in payout (annuitization) period	—	—	—	—	—
Total net assets	$48,553	$79,111	$498,253	$124,018	$53,546
FUND SHARE INFORMATION
Number of shares	4,207	5,036	33,306	9,758	4,325
Cost of investments	$45,706	$64,142	$461,069	$101,846	$42,032
UNIT VALUE (1)
Lowest	$8.92	$11.81	$10.88	$9.50	$9.53
Highest	$12.20	$16.06	$12.72	$10.95	$10.83

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

	AST	AST
	BlackRock	BlackRock/	AST	AST	AST
	Low Duration	Loomis	Bond Portfolio	Bond Portfolio	Bond Portfolio
	Bond	Sayles Bond	2022	2023	2024
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(577)	(914)	(8,186)	(1,693)	(733)
Administrative expense	(76)	(128)	(756)	(189)	(82)
Net investment income (loss)	(653)	(1,042)	(8,942)	(1,882)	(815)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	1,147	11,498	12,292	2,022	850
Cost of investments sold	1,074	9,364	11,266	1,645	659
Realized gains (losses) on fund shares	73	2,134	1,026	377	191
Realized gain distributions	—	—	—	—	—
Net realized gains (losses)	73	2,134	1,026	377	191
Change in unrealized gains (losses)	(367)	(3,193)	(5,707)	(2,539)	(1,498)
Net realized and change in
unrealized gains (losses) on investments	(294)	(1,059)	(4,681)	(2,162)	(1,307)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(947)	$(2,101)	$(13,623)	$(4,044)	$(2,122)
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2021

					AST
	AST	AST	AST	AST	Capital Growth
	Bond Portfolio	Bond Portfolio	Bond Portfolio	Bond Portfolio	Asset
	2026	2030	2031	2032*	Allocation
ASSETS
Investments, at fair value	$135,888	$17,269	$110,371	$14,381	$2,645,835
Due from (to) Everlake Life Insurance Company	—	—	—	—	—
Total assets	$135,888	$17,269	$110,371	$14,381	$2,645,835
NET ASSETS
Accumulation units	$135,888	$17,269	$110,371	$14,381	$2,645,835
Contracts in payout (annuitization) period	—	—	—	—	—
Total net assets	$135,888	$17,269	$110,371	$14,381	$2,645,835
FUND SHARE INFORMATION
Number of shares	11,084	1,376	10,238	1,519	91,647
Cost of investments	$114,544	$17,215	$109,537	$14,252	$1,317,263
UNIT VALUE (1)
Lowest	$10.00	$11.50	$10.17	$9.20	$18.65
Highest	$11.05	$12.00	$10.46	$9.33	$31.08

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

					AST
	AST	AST	AST	AST	Capital Growth
	Bond Portfolio	Bond Portfolio	Bond Portfolio	Bond Portfolio	Asset
	2026	2030	2031	2032*	Allocation
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(1,865)	(1,207)	(742)	(52)	(46,767)
Administrative expense	(208)	(135)	(83)	(6)	(4,817)
Net investment income (loss)	(2,073)	(1,342)	(825)	(58)	(51,584)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	2,178	140,709	45,785	5,536	1,529,836
Cost of investments sold	1,809	141,402	45,926	5,445	812,402
Realized gains (losses) on fund shares	369	(693)	(141)	91	717,434
Realized gain distributions	—	—	—	—	—
Net realized gains (losses)	369	(693)	(141)	91	717,434
Change in unrealized gains (losses)	(5,855)	(7,419)	1,055	129	(185,857)
Net realized and change in
unrealized gains (losses) on investments	(5,486)	(8,112)	914	220	531,577
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(7,559)	$(9,454)	$89	$162	$479,993
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2021

				AST
				Fidelity
	AST	AST	AST	Institutional	AST
	Cohen & Steers	Cohen & Steers	Emerging	AMSM	Global
	Global Realty	Realty	Markets Equity	Quantitative*	Bond
ASSETS
Investments, at fair value	$1,929	$14,824	$4,396	$—	$11,929
Due from (to) Everlake Life Insurance Company	—	—	—	—	—
Total assets	$1,929	$14,824	$4,396	$—	$11,929
NET ASSETS
Accumulation units	$1,929	$14,824	$4,396	$—	$11,929
Contracts in payout (annuitization) period	—	—	—	—	—
Total net assets	$1,929	$14,824	$4,396	$—	$11,929
FUND SHARE INFORMATION
Number of shares	105	739	428	—	983
Cost of investments	$823	$6,059	$3,967	$—	$11,999
UNIT VALUE (1)
Lowest	$16.52	$23.97	$8.67	$—	$9.62
Highest	$31.24	$49.83	$15.49	$—	$9.83

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

				AST
				Fidelity
	AST	AST	AST	Institutional	AST
	Cohen & Steers	Cohen & Steers	Emerging	AMSM	Global
	Global Realty	Realty	Markets Equity	Quantitative*	Bond
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(26)	(187)	(69)	(10,725)	(186)
Administrative expense	(3)	(19)	(7)	(1,239)	(22)
Net investment income (loss)	(29)	(206)	(76)	(11,964)	(208)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	131	206	386	1,188,169	6,320
Cost of investments sold	69	100	332	723,029	6,389
Realized gains (losses) on fund shares	62	106	54	465,140	(69)
Realized gain distributions	—	—	—	—	—
Net realized gains (losses)	62	106	54	465,140	(69)
Change in unrealized gains (losses)	350	4,375	(26)	(371,358)	(235)
Net realized and change in
unrealized gains (losses) on investments	412	4,481	28	93,782	(304)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$383	$4,275	$(48)	$81,818	$(512)

See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2021

		AST			AST
	AST	Goldman Sachs	AST		Hotchkis & Wiley
	Goldman Sachs	Small-Cap	Government	AST	Large-Cap
	Multi-Asset*	Value	Money Market	High Yield	Value
ASSETS
Investments, at fair value	$—	$2,556	$191,294	$34,910	$1,749
Due from (to) Everlake Life Insurance Company	—	—	—	—	—
Total assets	$—	$2,556	$191,294	$34,910	$1,749
NET ASSETS
Accumulation units	$—	$2,556	$191,294	$34,910	$1,749
Contracts in payout (annuitization) period	—	—	—	—	—
Total net assets	$—	$2,556	$191,294	$34,910	$1,749
FUND SHARE INFORMATION
Number of shares	—	79	191,294	2,811	41
Cost of investments	$—	$817	$191,294	$22,067	$875
UNIT VALUE (1)
Lowest	$—	$27.34	$7.17	$15.85	$17.64
Highest	$—	$40.34	$9.41	$21.48	$38.66

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

		AST			AST
	AST	Goldman Sachs	AST		Hotchkis & Wiley
	Goldman Sachs	Small-Cap	Government	AST	Large-Cap
	Multi-Asset*	Value	Money Market	High Yield	Value
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$1	$—	$—
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(892)	(36)	(3,903)	(330)	(17)
Administrative expense	(97)	(4)	(338)	(52)	(3)
Net investment income (loss)	(989)	(40)	(4,240)	(382)	(20)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	477,367	185	1,307,537	914	22
Cost of investments sold	307,759	68	1,307,537	618	10
Realized gains (losses) on fund shares	169,608	117	—	296	12
Realized gain distributions	—	—	—	—	—
Net realized gains (losses)	169,608	117	—	296	12
Change in unrealized gains (losses)	(160,762)	436	—	1,818	390
Net realized and change in
unrealized gains (losses) on investments	8,846	553	—	2,114	402
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$7,857	$513	$(4,240)	$1,732	$382
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2021

				AST	AST
	AST	AST	AST	J.P. Morgan	J.P. Morgan
	International	International	Investment	Global	International
	Growth	Value	Grade Bond	Thematic	Equity
ASSETS
Investments, at fair value	$69,668	$16,343	$1,356,082	$117,254	$102,955
Due from (to) Everlake Life Insurance Company	—	—	—	—	—
Total assets	$69,668	$16,343	$1,356,082	$117,254	$102,955
NET ASSETS
Accumulation units	$69,668	$16,343	$1,356,082	$117,254	$102,955
Contracts in payout (annuitization) period	—	—	—	—	—
Total net assets	$69,668	$16,343	$1,356,082	$117,254	$102,955
FUND SHARE INFORMATION
Number of shares	2,297	712	143,047	5,118	2,535
Cost of investments	$27,678	$13,275	$1,288,567	$71,841	$65,756
UNIT VALUE (1)
Lowest	$15.79	$8.95	$16.04	$17.42	$12.35
Highest	$32.33	$17.62	$20.33	$26.48	$23.42

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

				AST	AST
	AST	AST	AST	J.P. Morgan	J.P. Morgan
	International	International	Investment	Global	International
	Growth	Value	Grade Bond	Thematic	Equity
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(722)	(235)	(17,721)	(1,533)	(1,796)
Administrative expense	(102)	(29)	(2,000)	(195)	(150)
Net investment income (loss)	(824)	(264)	(19,721)	(1,728)	(1,946)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	1,666	7,491	964,132	34,326	1,949
Cost of investments sold	674	5,914	910,095	21,363	1,300
Realized gains (losses) on fund shares	992	1,577	54,037	12,963	649
Realized gain distributions	—	—	—	—	—
Net realized gains (losses)	992	1,577	54,037	12,963	649
Change in unrealized gains (losses)	6,881	187	(89,538)	2,706	9,734
Net realized and change in
unrealized gains (losses) on investments	7,873	1,764	(35,501)	15,669	10,383
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$7,049	$1,500	$(55,222)	$13,941	$8,437
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2021

	AST		AST
	J.P. Morgan	AST	Loomis Sayles	AST
	Strategic	Large-Cap	Large-Cap	MFS Global	AST
	Opportunities	Core	Growth	Equity	MFS Growth
ASSETS
Investments, at fair value	$2,142,075	$29,661	$181,295	$24,439	$6,899
Due from (to) Everlake Life Insurance Company	—	—	—	—	—
Total assets	$2,142,075	$29,661	$181,295	$24,439	$6,899
NET ASSETS
Accumulation units	$2,142,075	$29,661	$181,295	$24,439	$6,899
Contracts in payout (annuitization) period	—	—	—	—	—
Total net assets	$2,142,075	$29,661	$181,295	$24,439	$6,899
FUND SHARE INFORMATION
Number of shares	85,717	966	1,822	759	128
Cost of investments	$1,446,801	$28,125	$35,833	$8,558	$1,123
UNIT VALUE (1)
Lowest	$14.25	$10.61	$33.90	$22.64	$37.14
Highest	$19.62	$27.81	$62.62	$38.42	$60.89

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

	AST		AST
	J.P. Morgan	AST	Loomis Sayles	AST
	Strategic	Large-Cap	Large-Cap	MFS Global	AST
	Opportunities	Core	Growth	Equity	MFS Growth
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(29,584)	(56)	(2,701)	(205)	(62)
Administrative expense	(3,266)	(9)	(292)	(35)	(9)
Net investment income (loss)	(32,850)	(65)	(2,993)	(240)	(71)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	268,893	358	55,175	1,423	86
Cost of investments sold	195,685	347	12,977	528	14
Realized gains (losses) on fund shares	73,208	11	42,198	895	72
Realized gain distributions	—	—	—	—	—
Net realized gains (losses)	73,208	11	42,198	895	72
Change in unrealized gains (losses)	85,071	1,535	(8,269)	2,754	1,245
Net realized and change in
unrealized gains (losses) on investments	158,279	1,546	33,929	3,649	1,317
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$125,429	$1,481	$30,936	$3,409	$1,246
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2021

		AST
		Neuberger	AST	AST	AST
	AST	Berman/LSV	Preservation	Prudential	QMA
	Mid-Cap	Mid-Cap	Asset	Growth	US Equity
	Growth	Value	Allocation	Allocation	Alpha*
ASSETS
Investments, at fair value	$52,515	$68,773	$3,588,990	$9,422,629	$—
Due from (to) Everlake Life Insurance Company	—	—	—	—	—
Total assets	$52,515	$68,773	$3,588,990	$9,422,629	$—
NET ASSETS
Accumulation units	$52,515	$68,773	$3,588,990	$9,422,629	$—
Contracts in payout (annuitization) period	—	—	—	—	—
Total net assets	$52,515	$68,773	$3,588,990	$9,422,629	$—
FUND SHARE INFORMATION
Number of shares	3,003	1,484	171,476	417,485	—
Cost of investments	$19,308	$43,257	$2,110,387	$6,159,228	$—
UNIT VALUE (1)
Lowest	$31.01	$21.66	$14.99	$15.16	$—
Highest	$49.58	$41.96	$19.72	$26.86	$—

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

		AST
		Neuberger	AST	AST	AST
	AST	Berman/LSV	Preservation	Prudential	QMA
	Mid-Cap	Mid-Cap	Asset	Growth	US Equity
	Growth	Value	Allocation	Allocation	Alpha*
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(656)	(746)	(53,605)	(133,130)	(187)
Administrative expense	(76)	(88)	(5,809)	(14,808)	(31)
Net investment income (loss)	(732)	(834)	(59,414)	(147,938)	(218)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	1,609	849	616,839	2,709,165	29,271
Cost of investments sold	643	571	362,384	1,899,147	8,741
Realized gains (losses) on fund shares	966	278	254,455	810,018	20,530
Realized gain distributions	—	—	—	—	—
Net realized gains (losses)	966	278	254,455	810,018	20,530
Change in unrealized gains (losses)	4,105	13,667	(19,463)	702,228	(13,691)
Net realized and change in
unrealized gains (losses) on investments	5,071	13,945	234,992	1,512,246	6,839
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$4,339	$13,111	$175,578	$1,364,308	$6,621
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2021

		AST		AST	AST
	AST	Small-Cap	AST	T. Rowe Price	T. Rowe Price
	Small-Cap	Growth	Small-Cap	Asset	Large-Cap
	Growth	Opportunities	Value	Allocation	Growth
ASSETS
Investments, at fair value	$10,800	$17,493	$41,972	$4,334,283	$11,654
Due from (to) Everlake Life Insurance Company	—	—	—	—	—
Total assets	$10,800	$17,493	$41,972	$4,334,283	$11,654
NET ASSETS
Accumulation units	$10,800	$17,493	$41,972	$4,334,283	$11,654
Contracts in payout (annuitization) period	—	—	—	—	—
Total net assets	$10,800	$17,493	$41,972	$4,334,283	$11,654
FUND SHARE INFORMATION
Number of shares	131	544	1,092	102,248	154
Cost of investments	$8,089	$5,462	$11,476	$2,833,101	$1,535
UNIT VALUE (1)
Lowest	$32.63	$24.16	$21.00	$18.58	$44.82
Highest	$57.37	$47.62	$37.04	$27.67	$73.84

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

		AST		AST	AST
	AST	Small-Cap	AST	T. Rowe Price	T. Rowe Price
	Small-Cap	Growth	Small-Cap	Asset	Large-Cap
	Growth	Opportunities	Value	Allocation	Growth
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(96)	(224)	(435)	(55,125)	(110)
Administrative expense	(17)	(27)	(59)	(5,460)	(17)
Net investment income (loss)	(113)	(251)	(494)	(60,585)	(127)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	747	526	499	620,063	135
Cost of investments sold	557	164	150	353,779	19
Realized gains (losses) on fund shares	190	362	349	266,284	116
Realized gain distributions	—	—	—	—	—
Net realized gains (losses)	190	362	349	266,284	116
Change in unrealized gains (losses)	315	(605)	9,802	158,378	1,598
Net realized and change in
unrealized gains (losses) on investments	505	(243)	10,151	424,662	1,714
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$392	$(494)	$9,657	$364,077	$1,587
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2021

	AST	AST	AST	AST	AST
	T. Rowe Price	T. Rowe Price	WEDGE Capital	Wellington	Western Asset
	Large-Cap	Natural	Mid-Cap	Management	Core Plus
	Value	Resources	Value*	Hedged Equity	Bond
ASSETS
Investments, at fair value	$128,050	$5,775	$—	$148,030	$53,877
Due from (to) Everlake Life Insurance Company	—	—	—	—	—
Total assets	$128,050	$5,775	$—	$148,030	$53,877
NET ASSETS
Accumulation units	$128,050	$5,775	$—	$148,030	$53,877
Contracts in payout (annuitization) period	—	—	—	—	—
Total net assets	$128,050	$5,775	$—	$148,030	$53,877
FUND SHARE INFORMATION
Number of shares	5,802	212	—	7,110	3,626
Cost of investments	$86,522	$6,533	$—	$95,829	$44,250
UNIT VALUE (1)
Lowest	$14.76	$8.09	$—	$13.61	$12.49
Highest	$29.75	$16.04	$—	$26.04	$15.71

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

	AST	AST	AST	AST	AST
	T. Rowe Price	T. Rowe Price	WEDGE Capital	Wellington	Western Asset
	Large-Cap	Natural	Mid-Cap	Management	Core Plus
	Value	Resources	Value*	Hedged Equity	Bond
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(1,749)	(191)	(61)	(3,363)	(573)
Administrative expense	(180)	(22)	(7)	(352)	(90)
Net investment income (loss)	(1,929)	(213)	(68)	(3,715)	(663)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	2,904	19,319	34,356	125,311	11,873
Cost of investments sold	2,166	15,513	11,899	77,839	9,871
Realized gains (losses) on fund shares	738	3,806	22,457	47,472	2,002
Realized gain distributions	—	—	—	—	—
Net realized gains (losses)	738	3,806	22,457	47,472	2,002
Change in unrealized gains (losses)	25,722	(189)	(20,244)	(21,202)	(3,521)
Net realized and change in
unrealized gains (losses) on investments	26,460	3,617	2,213	26,270	(1,519)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$24,531	$3,404	$2,145	$22,555	$(2,182)
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2021

		BNY Mellon		BNY Mellon VIF
	BNY Mellon	Sustainable U.S.	BNY Mellon VIF	Growth and	DWS
	Stock Index	Equity Portfolio,	Government	Income	Bond VIP
	Fund, Inc.	Inc	Money Market	Initial Shares	Class A*
ASSETS
Investments, at fair value	$323,337	$19,496	$158,979	$24,805	$—
Due from (to) Everlake Life Insurance Company	—	—	—	—	—
Total assets	$323,337	$19,496	$158,979	$24,805	$—
NET ASSETS
Accumulation units	$323,337	$19,496	$158,979	$24,805	$—
Contracts in payout (annuitization) period	—	—	—	—	—
Total net assets	$323,337	$19,496	$158,979	$24,805	$—
FUND SHARE INFORMATION
Number of shares	4,155	336	158,979	597	—
Cost of investments	$152,730	$11,105	$158,979	$15,291	$—
UNIT VALUE (1)
Lowest	$32.24	$23.13	$8.16	$33.00	$—
Highest	$53.15	$45.44	$11.05	$48.53	$—

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

		BNY Mellon		BNY Mellon VIF
	BNY Mellon	Sustainable U.S.	BNY Mellon VIF	Growth and	DWS
	Stock Index	Equity Portfolio,	Government	Income	Bond VIP
	Fund, Inc.	Inc	Money Market	Initial Shares	Class A*
NET INVESTMENT INCOME (LOSS)
Dividends	$3,355	$131	$17	$112	$3,391
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(3,851)	(184)	(2,184)	(289)	(532)
Administrative expense	(293)	(17)	(173)	(23)	(397)
Net investment income (loss)	(789)	(70)	(2,340)	(200)	2,462
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	8,173	209	116,229	1,521	166,452
Cost of investments sold	4,118	132	116,229	983	161,483
Realized gains (losses) on fund shares	4,055	77	—	538	4,969
Realized gain distributions	12,666	384	—	1,510	—
Net realized gains (losses)	16,721	461	—	2,048	4,969
Change in unrealized gains (losses)	52,731	3,577	—	3,129	(8,995)
Net realized and change in
unrealized gains (losses) on investments	69,452	4,038	—	5,177	(4,026)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$68,663	$3,968	$(2,340)	$4,977	$(1,564)
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2021

	DWS		DWS	DWS	DWS
	Capital Growth	DWS	CROCI®	Global Income	Global
	VIP	Core Equity VIP	International VIP	Builder VIP	Small Cap VIP
	Class A	Class A	Class A	Class A	Class A
ASSETS
Investments, at fair value	$1,832,798	$665,083	$144,111	$522,368	$586,922
Due from (to) Everlake Life Insurance Company	—	—	—	—	—
Total assets	$1,832,798	$665,083	$144,111	$522,368	$586,922
NET ASSETS
Accumulation units	$1,551,621	$665,083	$137,130	$488,844	$586,922
Contracts in payout (annuitization) period	281,177	—	6,981	33,524	—
Total net assets	$1,832,798	$665,083	$144,111	$522,368	$586,922
FUND SHARE INFORMATION
Number of shares	37,320	45,805	18,667	19,506	43,061
Cost of investments	$982,839	$491,373	$165,184	$448,827	$531,928
UNIT VALUE (1)
Lowest	$62.30	$42.68	$14.95	$23.78	$50.72
Highest	$63.77	$43.68	$15.30	$24.18	$51.91

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

	DWS		DWS	DWS	DWS
	Capital Growth	DWS	CROCI®	Global Income	Global
	VIP	Core Equity VIP	International VIP	Builder VIP	Small Cap VIP
	Class A	Class A	Class A	Class A	Class A
NET INVESTMENT INCOME (LOSS)
Dividends	$3,683	$4,553	$3,382	$11,754	$2,109
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(7,105)	(2,490)	(593)	(2,111)	(2,482)
Administrative expense	(5,213)	(1,788)	(425)	(1,511)	(1,768)
Net investment income (loss)	(8,635)	275	2,364	8,132	(2,141)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	259,664	95,463	3,561	22,999	85,299
Cost of investments sold	151,793	74,711	4,156	20,563	81,840
Realized gains (losses) on fund shares	107,871	20,752	(595)	2,436	3,459
Realized gain distributions	92,259	26,407	—	7,109	—
Net realized gains (losses)	200,130	47,159	(595)	9,545	3,459
Change in unrealized gains (losses)	151,259	81,764	9,446	30,593	75,232
Net realized and change in
unrealized gains (losses) on investments	351,389	128,923	8,851	40,138	78,691
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$342,754	$129,198	$11,215	$48,270	$76,550
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2021

			Federated
	DWS	DWS	Hermes
	Government	Small Mid Cap	Government	Fidelity VIP	Fidelity VIP
	Money Market	Growth VIP	Money	Contrafund	Contrafund
	VIP Class A*	Class A	Fund II	Initial Class	Service Class 2
ASSETS
Investments, at fair value	$143,646	$421,126	$1,633,775	$5,108,259	$29,923,876
Due from (to) Everlake Life Insurance Company	—	—	—	—	—
Total assets	$143,646	$421,126	$1,633,775	$5,108,259	$29,923,876
NET ASSETS
Accumulation units	$120,493	$421,126	$1,605,054	$5,055,695	$29,826,400
Contracts in payout (annuitization) period	23,153	—	28,721	52,564	97,476
Total net assets	$143,646	$421,126	$1,633,775	$5,108,259	$29,923,876
FUND SHARE INFORMATION
Number of shares	143,646	22,317	1,633,775	93,988	569,870
Cost of investments	$143,646	$352,551	$1,633,775	$3,057,142	$18,666,475
UNIT VALUE (1)
Lowest	$10.04	$35.96	$8.16	$49.19	$31.89
Highest	$10.19	$36.57	$11.64	$91.02	$68.24

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

			Federated
	DWS	DWS	Hermes
	Government	Small Mid Cap	Government	Fidelity VIP	Fidelity VIP
	Money Market	Growth VIP	Money	Contrafund	Contrafund
	VIP Class A*	Class A	Fund II	Initial Class	Service Class 2
NET INVESTMENT INCOME (LOSS)
Dividends	$8	$158	$31	$3,173	$8,058
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(334)	(1,706)	(24,061)	(61,499)	(415,203)
Administrative expense	(250)	(1,244)	(1,860)	(4,864)	(54,355)
Net investment income (loss)	(576)	(2,792)	(25,890)	(63,190)	(461,500)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	33,858	32,112	456,550	1,037,097	4,687,793
Cost of investments sold	33,858	27,829	456,550	624,671	2,868,607
Realized gains (losses) on fund shares	—	4,283	—	412,426	1,819,186
Realized gain distributions	—	20,531	—	605,537	3,583,756
Net realized gains (losses)	—	24,814	—	1,017,963	5,402,942
Change in unrealized gains (losses)	—	28,624	—	161,055	1,556,475
Net realized and change in
unrealized gains (losses) on investments	—	53,438	—	1,179,018	6,959,417
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(576)	$50,646	$(25,890)	$1,115,828	$6,497,917
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2021

	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Equity-Income	Equity-Income	Freedom 2010	Freedom 2020	Freedom 2030
	Initial Class	Service Class 2	Service Class 2	Service Class 2	Service Class 2
ASSETS
Investments, at fair value	$477,532	$536,266	$2,426,308	$3,108,383	$846,849
Due from (to) Everlake Life Insurance Company	—	—	—	—	—
Total assets	$477,532	$536,266	$2,426,308	$3,108,383	$846,849
NET ASSETS
Accumulation units	$468,017	$536,266	$2,249,249	$3,108,383	$846,849
Contracts in payout (annuitization) period	9,515	—	177,059	—	—
Total net assets	$477,532	$536,266	$2,426,308	$3,108,383	$846,849
FUND SHARE INFORMATION
Number of shares	18,261	21,221	169,317	203,030	47,549
Cost of investments	$397,304	$457,422	$2,019,200	$2,504,369	$662,021
UNIT VALUE (1)
Lowest	$30.88	$26.98	$15.88	$17.55	$19.61
Highest	$39.92	$35.92	$19.85	$21.93	$24.52

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Equity-Income	Equity-Income	Freedom 2010	Freedom 2020	Freedom 2030
	Initial Class	Service Class 2	Service Class 2	Service Class 2	Service Class 2
NET INVESTMENT INCOME (LOSS)
Dividends	$10,799	$8,733	$19,539	$26,129	$7,077
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(7,731)	(8,197)	(41,359)	(46,642)	(12,823)
Administrative expense	(576)	(553)	(4,997)	(6,135)	(1,632)
Net investment income (loss)	2,492	(17)	(26,817)	(26,648)	(7,378)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	185,198	109,060	428,033	653,521	151,037
Cost of investments sold	144,945	87,672	366,384	532,388	120,572
Realized gains (losses) on fund shares	40,253	21,388	61,649	121,133	30,465
Realized gain distributions	63,328	60,461	90,185	165,735	31,774
Net realized gains (losses)	103,581	81,849	151,834	286,868	62,239
Change in unrealized gains (losses)	13,952	31,620	(27,865)	(29,291)	28,096
Net realized and change in
unrealized gains (losses) on investments	117,533	113,469	123,969	257,577	90,335
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$120,025	$113,452	$97,152	$230,929	$82,957
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2021

		Fidelity VIP	Fidelity VIP	Fidelity VIP
	Fidelity VIP	Government	Government	Growth	Fidelity VIP
	Freedom Income	Money Market	Money Market	& Income	Growth
	Service Class 2	Initial Class	Service Class 2	Service Class 2	Initial Class
ASSETS
Investments, at fair value	$576,181	$26,955,405	$36,974,646	$3,741,327	$4,068,589
Due from (to) Everlake Life Insurance Company	—	—	—	—	—
Total assets	$576,181	$26,955,405	$36,974,646	$3,741,327	$4,068,589
NET ASSETS
Accumulation units	$576,181	$26,436,005	$36,628,888	$3,741,190	$4,034,547
Contracts in payout (annuitization) period	—	519,400	345,758	137	34,042
Total net assets	$576,181	$26,955,405	$36,974,646	$3,741,327	$4,068,589
FUND SHARE INFORMATION
Number of shares	45,404	26,955,405	36,974,646	147,180	39,721
Cost of investments	$503,136	$26,955,405	$36,974,647	$2,492,431	$2,633,795
UNIT VALUE (1)
Lowest	$12.97	$9.34	$7.72	$28.52	$34.22
Highest	$16.21	$10.08	$9.62	$35.54	$76.26

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

		Fidelity VIP	Fidelity VIP	Fidelity VIP
	Fidelity VIP	Government	Government	Growth	Fidelity VIP
	Freedom Income	Money Market	Money Market	& Income	Growth
	Service Class 2	Initial Class	Service Class 2	Service Class 2	Initial Class
NET INVESTMENT INCOME (LOSS)
Dividends	$4,566	$2,862	$3,891	$81,087	$—
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(9,094)	(379,650)	(626,816)	(57,685)	(53,761)
Administrative expense	(1,126)	(27,842)	(55,206)	(7,130)	(4,178)
Net investment income (loss)	(5,654)	(404,630)	(678,131)	16,272	(57,939)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	82,463	12,358,133	9,865,408	699,024	771,212
Cost of investments sold	73,198	12,358,133	9,865,408	478,314	444,025
Realized gains (losses) on fund shares	9,265	—	—	220,710	327,187
Realized gain distributions	12,354	—	—	174,171	855,612
Net realized gains (losses)	21,619	—	—	394,881	1,182,799
Change in unrealized gains (losses)	(8,479)	—	—	372,843	(315,517)
Net realized and change in
unrealized gains (losses) on investments	13,140	—	—	767,724	867,282
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$7,486	$(404,630)	$(678,131)	$783,996	$809,343
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2021

	Fidelity VIP
	Growth	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Opportunities	Growth	High Income	High Income	Index 500
	Service Class 2	Service Class 2	Initial Class	Service Class 2	Initial Class
ASSETS
Investments, at fair value	$2,577,075	$201,309	$166,422	$1,280,783	$3,971,044
Due from (to) Everlake Life Insurance Company	—	—	—	—	—
Total assets	$2,577,075	$201,309	$166,422	$1,280,783	$3,971,044
NET ASSETS
Accumulation units	$2,577,075	$201,309	$164,843	$1,280,783	$3,898,436
Contracts in payout (annuitization) period	—	—	1,579	—	72,608
Total net assets	$2,577,075	$201,309	$166,422	$1,280,783	$3,971,044
FUND SHARE INFORMATION
Number of shares	33,201	2,025	31,699	254,629	8,480
Cost of investments	$1,524,004	$114,766	$178,249	$1,355,896	$1,560,353
UNIT VALUE (1)
Lowest	$56.44	$39.75	$18.05	$16.62	$33.25
Highest	$70.54	$60.66	$22.18	$26.97	$40.98

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

	Fidelity VIP
	Growth	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Opportunities	Growth	High Income	High Income	Index 500
	Service Class 2	Service Class 2	Initial Class	Service Class 2	Initial Class
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$8,988	$68,068	$46,490
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(40,029)	(3,022)	(2,277)	(20,862)	(48,971)
Administrative expense	(5,063)	(200)	(182)	(2,458)	(3,818)
Net investment income (loss)	(45,092)	(3,222)	6,529	44,748	(6,299)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	374,072	21,237	39,891	403,981	649,777
Cost of investments sold	197,379	10,515	41,295	417,505	268,033
Realized gains (losses) on fund shares	176,693	10,722	(1,404)	(13,524)	381,744
Realized gain distributions	232,367	41,058	—	—	28,377
Net realized gains (losses)	409,060	51,780	(1,404)	(13,524)	410,121
Change in unrealized gains (losses)	(110,222)	(10,831)	437	2,850	502,243
Net realized and change in
unrealized gains (losses) on investments	298,838	40,949	(967)	(10,674)	912,364
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$253,746	$37,727	$5,562	$34,074	$906,065
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2021

		Fidelity VIP	Fidelity VIP
	Fidelity VIP	Investment	Investment	Fidelity VIP	Fidelity VIP
	Index 500	Grade Bond	Grade Bond	Mid Cap	Overseas
	Service Class 2	Initial Class	Service Class 2	Service Class 2	Initial Class
ASSETS
Investments, at fair value	$7,679,595	$592,133	$819	$7,064,966	$665,084
Due from (to) Everlake Life Insurance Company	—	—	—	—	—
Total assets	$7,679,595	$592,133	$819	$7,064,966	$665,084
NET ASSETS
Accumulation units	$7,590,576	$592,133	$819	$7,013,239	$665,084
Contracts in payout (annuitization) period	89,019	—	—	51,727	—
Total net assets	$7,679,595	$592,133	$819	$7,064,966	$665,084
FUND SHARE INFORMATION
Number of shares	16,624	44,355	63	179,359	22,715
Cost of investments	$3,603,876	$568,147	$806	$5,888,427	$471,847
UNIT VALUE (1)
Lowest	$31.11	$20.88	$17.33	$24.70	$18.78
Highest	$50.05	$22.84	$17.33	$42.00	$25.15

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

		Fidelity VIP	Fidelity VIP
	Fidelity VIP	Investment	Investment	Fidelity VIP	Fidelity VIP
	Index 500	Grade Bond	Grade Bond	Mid Cap	Overseas
	Service Class 2	Initial Class	Service Class 2	Service Class 2	Initial Class
NET INVESTMENT INCOME (LOSS)
Dividends	$80,793	$12,394	$15	$24,873	$3,321
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(135,557)	(7,269)	(11)	(107,672)	(8,367)
Administrative expense	(16,870)	(626)	(1)	(13,699)	(623)
Net investment income (loss)	(71,634)	4,499	3	(96,498)	(5,669)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	4,351,207	73,198	14	1,505,317	45,016
Cost of investments sold	2,321,762	67,663	14	1,118,628	31,513
Realized gains (losses) on fund shares	2,029,445	5,535	—	386,689	13,503
Realized gain distributions	71,475	16,687	22	1,109,135	46,867
Net realized gains (losses)	2,100,920	22,222	22	1,495,824	60,370
Change in unrealized gains (losses)	43,979	(38,432)	(43)	76,952	46,616
Net realized and change in
unrealized gains (losses) on investments	2,144,899	(16,210)	(21)	1,572,776	106,986
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$2,073,265	$(11,711)	$(18)	$1,476,278	$101,317
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2021

			Franklin		Franklin
	Fidelity VIP	Franklin	Growth	Franklin	Large Cap
	Overseas	DynaTech	and Income	Income	Growth
	Service Class 2	VIP Class 2*	VIP Class 2	VIP Class 2	VIP Class 2
ASSETS
Investments, at fair value	$290	$1,204,213	$15,685,226	$51,369,169	$16,700,156
Due from (to) Everlake Life Insurance Company	—	—	—	—	—
Total assets	$290	$1,204,213	$15,685,226	$51,369,169	$16,700,156
NET ASSETS
Accumulation units	$290	$1,204,213	$15,530,526	$50,807,033	$16,506,352
Contracts in payout (annuitization) period	—	—	154,700	562,136	193,804
Total net assets	$290	$1,204,213	$15,685,226	$51,369,169	$16,700,156
FUND SHARE INFORMATION
Number of shares	10	101,621	1,062,685	3,064,986	577,460
Cost of investments	$184	$910,823	$14,012,571	$46,553,278	$11,448,895
UNIT VALUE (1)
Lowest	$20.96	$38.92	$33.06	$19.63	$35.08
Highest	$32.37	$48.51	$43.41	$25.33	$44.84

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

			Franklin		Franklin
	Fidelity VIP	Franklin	Growth	Franklin	Large Cap
	Overseas	DynaTech	and Income	Income	Growth
	Service Class 2	VIP Class 2*	VIP Class 2	VIP Class 2	VIP Class 2
NET INVESTMENT INCOME (LOSS)
Dividends	$23	$—	$381,170	$2,376,116	$—
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(108)	(18,733)	(222,667)	(745,122)	(248,178)
Administrative expense	(7)	(2,347)	(29,405)	(79,643)	(32,853)
Net investment income (loss)	(92)	(21,080)	129,098	1,551,351	(281,031)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	6,955	264,101	2,907,346	9,552,904	4,152,335
Cost of investments sold	4,029	197,112	2,751,025	9,030,862	2,812,839
Realized gains (losses) on fund shares	2,926	66,989	156,321	522,042	1,339,496
Realized gain distributions	257	80,358	1,052,109	—	2,193,874
Net realized gains (losses)	3,183	147,347	1,208,430	522,042	3,533,370
Change in unrealized gains (losses)	(2,165)	37,406	1,871,671	4,969,625	(1,014,735)
Net realized and change in
unrealized gains (losses) on investments	1,018	184,753	3,080,101	5,491,667	2,518,635
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$926	$163,673	$3,209,199	$7,043,018	$2,237,604
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2021

	Franklin			Franklin	Franklin
	Mutual Global	Franklin	Franklin	Small-Mid	U.S. Government
	Discovery	Mutual Shares	Small Cap Value	Cap Growth	Securities
	VIP Class 2	VIP Class 2	VIP Class 2	VIP Class 2	VIP Class 2
ASSETS
Investments, at fair value	$5,629,092	$29,611,582	$16,383,536	$1,044,312	$5,646,894
Due from (to) Everlake Life Insurance Company	—	—	—	—	—
Total assets	$5,629,092	$29,611,582	$16,383,536	$1,044,312	$5,646,894
NET ASSETS
Accumulation units	$5,454,367	$29,480,544	$16,306,765	$1,044,312	$5,490,162
Contracts in payout (annuitization) period	174,725	131,038	76,771	—	156,732
Total net assets	$5,629,092	$29,611,582	$16,383,536	$1,044,312	$5,646,894
FUND SHARE INFORMATION
Number of shares	287,052	1,542,270	934,067	46,642	488,063
Cost of investments	$5,513,138	$27,030,252	$14,498,029	$848,734	$6,050,022
UNIT VALUE (1)
Lowest	$17.58	$19.48	$31.17	$29.10	$10.20
Highest	$27.57	$41.23	$59.80	$83.23	$13.12

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

	Franklin			Franklin	Franklin
	Mutual Global	Franklin	Franklin	Small-Mid	U.S. Government
	Discovery	Mutual Shares	Small Cap Value	Cap Growth	Securities
	VIP Class 2	VIP Class 2	VIP Class 2	VIP Class 2	VIP Class 2
NET INVESTMENT INCOME (LOSS)
Dividends	$153,126	$858,112	$163,205	$—	$150,261
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(84,067)	(444,971)	(236,507)	(14,948)	(88,755)
Administrative expense	(11,029)	(50,886)	(28,540)	(1,928)	(11,697)
Net investment income (loss)	58,030	362,255	(101,842)	(16,876)	49,809
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	897,546	5,285,516	3,380,221	147,669	1,588,714
Cost of investments sold	882,508	4,948,593	3,077,163	114,884	1,632,394
Realized gains (losses) on fund shares	15,038	336,923	303,058	32,785	(43,680)
Realized gain distributions	—	—	432,152	131,518	—
Net realized gains (losses)	15,038	336,923	735,210	164,303	(43,680)
Change in unrealized gains (losses)	837,866	4,071,176	2,721,622	(58,843)	(220,147)
Net realized and change in
unrealized gains (losses) on investments	852,904	4,408,099	3,456,832	105,460	(263,827)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$910,934	$4,770,354	$3,354,990	$88,584	$(214,018)

See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2021

	Goldman Sachs	Goldman Sachs	Goldman Sachs	Goldman Sachs	Goldman Sachs
	VIT Large	VIT Mid	VIT Small Cap	VIT Strategic	VIT U.S.
	Cap Value	Cap Value	Equity Insights	Growth	Equity Insights
	Institutional	Institutional	Institutional	Institutional	Institutional
	Shares	Shares	Shares	Shares	Shares
ASSETS
Investments, at fair value	$1,456,223	$1,726,436	$3,047,005	$6,963	$2,705,639
Due from (to) Everlake Life Insurance Company	(10,133)	—	—	—	—
Total assets	$1,446,090	$1,726,436	$3,047,005	$6,963	$2,705,639
NET ASSETS
Accumulation units	$1,442,716	$1,720,699	$3,046,875	$6,963	$2,705,481
Contracts in payout (annuitization) period	3,374	5,737	130	—	158
Total net assets	$1,446,090	$1,726,436	$3,047,005	$6,963	$2,705,639
FUND SHARE INFORMATION
Number of shares	146,060	88,444	232,951	419	134,877
Cost of investments	$1,460,965	$1,410,256	$2,943,399	$5,172	$2,197,477
UNIT VALUE (1)
Lowest	$21.41	$29.90	$25.88	$35.32	$30.31
Highest	$29.76	$78.62	$54.62	$56.98	$45.97

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

	Goldman Sachs	Goldman Sachs	Goldman Sachs	Goldman Sachs	Goldman Sachs
	VIT Large	VIT Mid	VIT Small Cap	VIT Strategic	VIT U.S.
	Cap Value	Cap Value	Equity Insights	Growth	Equity Insights
	Institutional	Institutional	Institutional	Institutional	Institutional
	Shares	Shares	Shares	Shares	Shares
NET INVESTMENT INCOME (LOSS)
Dividends	$16,362	$7,590	$13,882	$—	$21,014
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(22,764)	(23,272)	(47,226)	(91)	(42,958)
Administrative expense	(2,762)	(3,040)	(5,745)	(5)	(5,334)
Net investment income (loss)	(9,164)	(18,722)	(39,089)	(96)	(27,278)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	283,172	164,100	487,319	114	938,643
Cost of investments sold	273,349	130,425	386,120	81	646,403
Realized gains (losses) on fund shares	9,823	33,675	101,199	33	292,240
Realized gain distributions	177,553	223,377	654,862	819	605,678
Net realized gains (losses)	187,376	257,052	756,061	852	897,918
Change in unrealized gains (losses)	109,555	164,143	(121,667)	410	(188,237)
Net realized and change in
unrealized gains (losses) on investments	296,931	421,195	634,394	1,262	709,681
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$287,767	$402,473	$595,305	$1,166	$682,403
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2021

	Invesco V.I.	Invesco V.I.			Invesco V.I.
	American	American	Invesco V.I.	Invesco V.I.	Capital
	Franchise	Franchise	American Value	American Value	Appreciation
	Series I	Series II	Series I*	Series II*	Series I*
ASSETS
Investments, at fair value	$94,145,657	$21,626,696	$33,386,562	$14,797,508	$4,287,927
Due from (to) Everlake Life Insurance Company	—	—	—	—	—
Total assets	$94,145,657	$21,626,696	$33,386,562	$14,797,508	$4,287,927
NET ASSETS
Accumulation units	$91,570,453	$21,589,562	$33,101,691	$14,767,661	$4,267,712
Contracts in payout (annuitization) period	2,575,204	37,134	284,871	29,847	20,215
Total net assets	$94,145,657	$21,626,696	$33,386,562	$14,797,508	$4,287,927
FUND SHARE INFORMATION
Number of shares	1,062,232	260,437	1,658,548	743,967	52,381
Cost of investments	$58,713,131	$13,057,842	$26,422,936	$11,639,508	$2,643,980
UNIT VALUE (1)
Lowest	$19.80	$29.99	$10.50	$10.43	$29.37
Highest	$62.50	$58.93	$52.81	$48.94	$47.70

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

	Invesco V.I.	Invesco V.I.			Invesco V.I.
	American	American	Invesco V.I.	Invesco V.I.	Capital
	Franchise	Franchise	American Value	American Value	Appreciation
	Series I	Series II	Series I*	Series II*	Series I*
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$140,940	$33,868	$—
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(1,333,609)	(357,697)	(471,851)	(215,572)	(55,291)
Administrative expense	(97,167)	(31,734)	(33,370)	(26,742)	(4,332)
Net investment income (loss)	(1,430,776)	(389,431)	(364,281)	(208,446)	(59,623)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	15,117,335	2,768,375	4,602,455	3,102,913	708,156
Cost of investments sold	8,472,693	1,424,430	3,891,775	2,603,160	433,306
Realized gains (losses) on fund shares	6,644,642	1,343,945	710,680	499,753	274,850
Realized gain distributions	11,079,909	2,647,015	—	—	231,246
Net realized gains (losses)	17,724,551	3,990,960	710,680	499,753	506,096
Change in unrealized gains (losses)	(6,773,000)	(1,586,172)	5,834,291	2,611,239	386,426
Net realized and change in
unrealized gains (losses) on investments	10,951,551	2,404,788	6,544,971	3,110,992	892,522
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$9,520,775	$2,015,357	$6,180,690	$2,902,546	$832,899
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2021

	Invesco V.I.			Invesco V.I.	Invesco V.I.
	Capital	Invesco V.I.	Invesco V.I.	Conservative	Conservative
	Appreciation	Comstock	Comstock	Balanced	Balanced
	Series II*	Series I	Series II	Series I*	Series II*
ASSETS
Investments, at fair value	$16,551,760	$19,760,021	$58,554,730	$1,080,772	$5,029,917
Due from (to) Everlake Life Insurance Company	—	—	—	—	—
Total assets	$16,551,760	$19,760,021	$58,554,730	$1,080,772	$5,029,917
NET ASSETS
Accumulation units	$16,479,944	$19,456,640	$58,339,372	$1,051,842	$4,986,491
Contracts in payout (annuitization) period	71,816	303,381	215,358	28,930	43,426
Total net assets	$16,551,760	$19,760,021	$58,554,730	$1,080,772	$5,029,917
FUND SHARE INFORMATION
Number of shares	207,989	934,722	2,781,697	58,294	275,612
Cost of investments	$10,395,641	$14,151,192	$39,742,772	$828,142	$4,149,865
UNIT VALUE (1)
Lowest	$39.76	$30.31	$25.55	$17.22	$17.69
Highest	$51.87	$44.84	$41.98	$23.51	$23.23

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

	Invesco V.I.			Invesco V.I.	Invesco V.I.
	Capital	Invesco V.I.	Invesco V.I.	Conservative	Conservative
	Appreciation	Comstock	Comstock	Balanced	Balanced
	Series II*	Series I	Series II	Series I*	Series II*
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$339,859	$902,553	$15,849	$64,324
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(236,248)	(259,316)	(911,180)	(13,855)	(72,446)
Administrative expense	(31,387)	(18,916)	(87,120)	(1,047)	(9,423)
Net investment income (loss)	(267,635)	61,627	(95,747)	947	(17,545)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	3,388,550	3,488,574	10,096,112	34,635	574,644
Cost of investments sold	2,185,758	2,694,300	7,492,778	25,794	465,811
Realized gains (losses) on fund shares	1,202,792	794,274	2,603,334	8,841	108,833
Realized gain distributions	879,937	—	—	54,187	259,253
Net realized gains (losses)	2,082,729	794,274	2,603,334	63,028	368,086
Change in unrealized gains (losses)	1,233,121	4,123,931	12,446,016	26,045	47,263
Net realized and change in
unrealized gains (losses) on investments	3,315,850	4,918,205	15,049,350	89,073	415,349
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$3,048,215	$4,979,832	$14,953,603	$90,020	$397,804
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2021

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Core Bond	Core Bond	Core Equity	Core Equity	Core Plus Bond
	Series I*	Series II*	Series I	Series II	Series I
ASSETS
Investments, at fair value	$433,507	$7,167,245	$62,126,733	$1,034,032	$5,081,358
Due from (to) Everlake Life Insurance Company	—	—	—	—	—
Total assets	$433,507	$7,167,245	$62,126,733	$1,034,032	$5,081,358
NET ASSETS
Accumulation units	$433,507	$7,112,569	$58,977,667	$1,030,223	$4,896,499
Contracts in payout (annuitization) period	—	54,676	3,149,066	3,809	184,859
Total net assets	$433,507	$7,167,245	$62,126,733	$1,034,032	$5,081,358
FUND SHARE INFORMATION
Number of shares	55,578	932,021	1,643,999	27,523	775,780
Cost of investments	$485,495	$7,635,661	$47,956,200	$804,322	$5,316,264
UNIT VALUE (1)
Lowest	$13.39	$8.33	$20.88	$23.51	$14.61
Highest	$14.65	$10.65	$54.91	$34.83	$19.95

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Core Bond	Core Bond	Core Equity	Core Equity	Core Plus Bond
	Series I*	Series II*	Series I	Series II	Series I
NET INVESTMENT INCOME (LOSS)
Dividends	$9,435	$140,888	$385,838	$4,393	$92,783
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(5,470)	(107,891)	(789,043)	(17,117)	(81,375)
Administrative expense	(448)	(15,146)	(59,211)	(1,539)	(6,289)
Net investment income (loss)	3,517	17,851	(462,416)	(14,263)	5,119
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	51,056	1,922,748	8,069,984	200,885	1,825,258
Cost of investments sold	54,571	1,959,253	6,814,751	175,403	1,877,431
Realized gains (losses) on fund shares	(3,515)	(36,505)	1,255,233	25,482	(52,173)
Realized gain distributions	16,790	291,403	1,321,524	22,377	209,507
Net realized gains (losses)	13,275	254,898	2,576,757	47,859	157,334
Change in unrealized gains (losses)	(30,348)	(548,486)	11,393,917	189,824	(295,351)
Net realized and change in
unrealized gains (losses) on investments	(17,073)	(293,588)	13,970,674	237,683	(138,017)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(13,556)	$(275,737)	$13,508,258	$223,420	$(132,898)
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2021

		Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Invesco V.I.	Discovery Mid	Discovery Mid	Diversified	Diversified
	Core Plus Bond	Cap Growth	Cap Growth	Dividend	Dividend
	Series II	Series I*	Series II*	Series I	Series II
ASSETS
Investments, at fair value	$342,015	$8,861,067	$14,914,991	$99,779,814	$23,704,082
Due from (to) Everlake Life Insurance Company	—	—	—	102,613	—
Total assets	$342,015	$8,861,067	$14,914,991	$99,882,427	$23,704,082
NET ASSETS
Accumulation units	$342,015	$8,612,037	$14,843,479	$98,132,653	$23,609,840
Contracts in payout (annuitization) period	—	249,030	71,512	1,749,774	94,242
Total net assets	$342,015	$8,861,067	$14,914,991	$99,882,427	$23,704,082
FUND SHARE INFORMATION
Number of shares	52,699	77,301	143,745	3,346,070	801,626
Cost of investments	$345,187	$6,069,328	$10,206,494	$57,696,223	$14,575,966
UNIT VALUE (1)
Lowest	$13.23	$17.16	$16.82	$24.17	$21.28
Highest	$16.48	$50.73	$62.29	$98.28	$33.13

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

		Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Invesco V.I.	Discovery Mid	Discovery Mid	Diversified	Diversified
	Core Plus Bond	Cap Growth	Cap Growth	Dividend	Dividend
	Series II	Series I*	Series II*	Series I	Series II
NET INVESTMENT INCOME (LOSS)
Dividends	$4,986	$—	$—	$2,094,667	$453,446
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(4,909)	(112,972)	(224,403)	(1,285,011)	(389,566)
Administrative expense	(330)	(8,568)	(23,806)	(92,787)	(30,399)
Net investment income (loss)	(253)	(121,540)	(248,209)	716,869	33,481
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	5,476	1,354,597	2,914,341	15,959,034	4,146,065
Cost of investments sold	5,330	847,243	1,882,856	9,455,952	2,596,406
Realized gains (losses) on fund shares	146	507,354	1,031,485	6,503,082	1,549,659
Realized gain distributions	11,667	909,906	1,691,000	379,155	91,105
Net realized gains (losses)	11,813	1,417,260	2,722,485	6,882,237	1,640,764
Change in unrealized gains (losses)	(20,362)	77,535	(200,880)	8,015,742	1,943,097
Net realized and change in
unrealized gains (losses) on investments	(8,549)	1,494,795	2,521,605	14,897,979	3,583,861
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(8,802)	$1,373,255	$2,273,396	$15,614,848	$3,617,342
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2021

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Equity	Equity	Global	Global	Invesco V.I.
	and Income	and Income	Core Equity	Core Equity	Global
	Series I*	Series II*	Series I	Series II	Series I*
ASSETS
Investments, at fair value	$22,587,877	$19,906,311	$20,283,922	$10,443,770	$2,761,726
Due from (to) Everlake Life Insurance Company	—	—	—	—	—
Total assets	$22,587,877	$19,906,311	$20,283,922	$10,443,770	$2,761,726
NET ASSETS
Accumulation units	$21,902,666	$19,818,805	$20,089,191	$10,404,200	$2,759,998
Contracts in payout (annuitization) period	685,211	87,506	194,731	39,570	1,728
Total net assets	$22,587,877	$19,906,311	$20,283,922	$10,443,770	$2,761,726
FUND SHARE INFORMATION
Number of shares	1,091,729	968,677	1,822,455	937,502	48,265
Cost of investments	$18,846,591	$15,376,163	$16,486,472	$8,407,716	$1,751,134
UNIT VALUE (1)
Lowest	$10.27	$17.65	$18.42	$18.29	$37.40
Highest	$47.00	$35.71	$46.01	$27.20	$63.49

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Equity	Equity	Global	Global	Invesco V.I.
	and Income	and Income	Core Equity	Core Equity	Global
	Series I*	Series II*	Series I	Series II	Series I*
NET INVESTMENT INCOME (LOSS)
Dividends	$418,264	$330,523	$192,613	$76,862	$—
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(274,016)	(317,274)	(270,513)	(173,235)	(35,582)
Administrative expense	(20,061)	(32,928)	(19,921)	(13,964)	(2,861)
Net investment income (loss)	124,187	(19,679)	(97,821)	(110,337)	(38,443)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	2,954,496	3,854,567	2,846,908	1,677,130	390,571
Cost of investments sold	2,541,147	3,036,280	1,996,325	1,164,818	239,369
Realized gains (losses) on fund shares	413,349	818,287	850,583	512,312	151,202
Realized gain distributions	220,999	197,289	3,225,269	1,677,453	148,849
Net realized gains (losses)	634,348	1,015,576	4,075,852	2,189,765	300,051
Change in unrealized gains (losses)	2,145,067	2,089,525	(1,260,226)	(717,733)	112,842
Net realized and change in
unrealized gains (losses) on investments	2,779,415	3,105,101	2,815,626	1,472,032	412,893
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$2,903,602	$3,085,422	$2,717,805	$1,361,695	$374,450
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2021

		Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Invesco V.I.	Global	Global	Government	Government
	Global	Strategic Income	Strategic Income	Money Market	Money Market
	Series II*	Series I*	Series II*	Series I	Series II
ASSETS
Investments, at fair value	$7,430,187	$565,500	$21,740,184	$2,739,958	$2,911
Due from (to) Everlake Life Insurance Company	—	—	—	—	1,917
Total assets	$7,430,187	$565,500	$21,740,184	$2,739,958	$4,828
NET ASSETS
Accumulation units	$7,338,690	$554,119	$21,509,027	$2,719,364	$210
Contracts in payout (annuitization) period	91,497	11,381	231,157	20,594	4,618
Total net assets	$7,430,187	$565,500	$21,740,184	$2,739,958	$4,828
FUND SHARE INFORMATION
Number of shares	132,257	127,079	4,715,875	2,739,958	2,911
Cost of investments	$4,692,365	$630,384	$24,120,191	$2,739,958	$2,911
UNIT VALUE (1)
Lowest	$47.37	$4.19	$14.97	$9.11	$7.37
Highest	$62.21	$22.87	$19.65	$11.22	$9.20

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

		Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Invesco V.I.	Global	Global	Government	Government
	Global	Strategic Income	Strategic Income	Money Market	Money Market
	Series II*	Series I*	Series II*	Series I	Series II
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$27,390	$952,914	$209	$4
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(106,944)	(7,963)	(325,303)	(37,983)	(1,043)
Administrative expense	(14,296)	(612)	(43,195)	(2,936)	(63)
Net investment income (loss)	(121,240)	18,815	584,416	(40,710)	(1,102)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	1,111,960	101,437	3,627,125	1,097,113	98,621
Cost of investments sold	679,898	107,425	3,872,575	1,097,113	98,621
Realized gains (losses) on fund shares	432,062	(5,988)	(245,450)	—	—
Realized gain distributions	381,905	—	—	—	—
Net realized gains (losses)	813,967	(5,988)	(245,450)	—	—
Change in unrealized gains (losses)	247,777	(43,241)	(1,543,548)	—	—
Net realized and change in
unrealized gains (losses) on investments	1,061,744	(49,229)	(1,788,998)	—	—
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$940,504	$(30,414)	$(1,204,582)	$(40,710)	$(1,102)
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2021

	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Government	Government	Growth	Invesco V.I.	Invesco V.I.
	Securities	Securities	and Income	High Yield	High Yield
	Series I	Series II	Series II	Series I	Series II
ASSETS
Investments, at fair value	$4,649,368	$212,679	$28,027,533	$7,483,626	$5,150,958
Due from (to) Everlake Life Insurance Company	—	—	—	—	—
Total assets	$4,649,368	$212,679	$28,027,533	$7,483,626	$5,150,958
NET ASSETS
Accumulation units	$4,581,810	$212,679	$27,915,331	$7,310,720	$5,138,883
Contracts in payout (annuitization) period	67,558	—	112,202	172,906	12,075
Total net assets	$4,649,368	$212,679	$28,027,533	$7,483,626	$5,150,958
FUND SHARE INFORMATION
Number of shares	404,997	18,705	1,184,596	1,430,904	998,248
Cost of investments	$4,844,306	$222,990	$22,371,001	$7,881,855	$5,507,251
UNIT VALUE (1)
Lowest	$13.15	$11.38	$32.93	$8.53	$9.74
Highest	$18.46	$14.19	$45.58	$35.95	$25.58

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Government	Government	Growth	Invesco V.I.	Invesco V.I.
	Securities	Securities	and Income	High Yield	High Yield
	Series I	Series II	Series II	Series I	Series II
NET INVESTMENT INCOME (LOSS)
Dividends	$115,328	$4,791	$368,587	$363,351	$226,882
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(67,293)	(3,529)	(422,973)	(100,845)	(82,959)
Administrative expense	(5,338)	(216)	(53,418)	(7,082)	(6,816)
Net investment income (loss)	42,697	1,046	(107,804)	255,424	137,107
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	1,217,692	3,893	5,688,085	1,208,312	917,211
Cost of investments sold	1,232,778	3,968	4,913,734	1,247,416	963,463
Realized gains (losses) on fund shares	(15,086)	(75)	774,351	(39,104)	(46,252)
Realized gain distributions	—	—	—	—	—
Net realized gains (losses)	(15,086)	(75)	774,351	(39,104)	(46,252)
Change in unrealized gains (losses)	(219,431)	(10,066)	5,786,010	12,020	19,491
Net realized and change in
unrealized gains (losses) on investments	(234,517)	(10,141)	6,560,361	(27,084)	(26,761)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(191,820)	$(9,095)	$6,452,557	$228,340	$110,346
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2021

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	International	International	Main Street	Main Street	Invesco V.I.
	Growth	Growth	Mid Cap	Mid Cap	Main Street
	Series I	Series II	Series I*	Series II*	Series I*
ASSETS
Investments, at fair value	$13,599,675	$1,276,563	$8,567,993	$809,431	$1,233,936
Due from (to) Everlake Life Insurance Company	14,956	—	15,697	—	(3,587)
Total assets	$13,614,631	$1,276,563	$8,583,690	$809,431	$1,230,349
NET ASSETS
Accumulation units	$13,276,208	$1,276,563	$8,462,176	$798,179	$1,207,132
Contracts in payout (annuitization) period	338,423	—	121,514	11,252	23,217
Total net assets	$13,614,631	$1,276,563	$8,583,690	$809,431	$1,230,349
FUND SHARE INFORMATION
Number of shares	328,415	31,350	660,601	64,496	34,439
Cost of investments	$9,243,781	$1,022,660	$7,745,105	$745,665	$875,133
UNIT VALUE (1)
Lowest	$19.45	$12.55	$27.00	$23.97	$29.57
Highest	$38.77	$31.69	$42.79	$34.43	$44.87

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	International	International	Main Street	Main Street	Invesco V.I.
	Growth	Growth	Mid Cap	Mid Cap	Main Street
	Series I	Series II	Series I*	Series II*	Series I*
NET INVESTMENT INCOME (LOSS)
Dividends	$173,273	$13,776	$36,251	$1,970	$8,267
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(183,285)	(20,924)	(110,747)	(12,592)	(17,279)
Administrative expense	(14,009)	(2,239)	(8,069)	(1,307)	(1,247)
Net investment income (loss)	(24,021)	(9,387)	(82,565)	(11,929)	(10,259)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	1,741,581	206,155	1,135,595	103,572	242,397
Cost of investments sold	1,074,069	155,164	1,098,586	107,289	171,953
Realized gains (losses) on fund shares	667,512	50,991	37,009	(3,717)	70,444
Realized gain distributions	915,081	88,755	—	—	67,392
Net realized gains (losses)	1,582,593	139,746	37,009	(3,717)	137,836
Change in unrealized gains (losses)	(935,825)	(80,489)	1,590,301	160,425	154,409
Net realized and change in
unrealized gains (losses) on investments	646,768	59,257	1,627,310	156,708	292,245
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$622,747	$49,870	$1,544,745	$144,779	$281,986
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2021

		Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Invesco V.I.	Main Street	Main Street	Managed	Managed
	Main Street	Small Cap	Small Cap	Volatility	Volatility
	Series II*	Series I*	Series II*	Series I*	Series II*
ASSETS
Investments, at fair value	$25,024,998	$1,337,955	$10,649,995	$—	$—
Due from (to) Everlake Life Insurance Company	—	—	—	—	—
Total assets	$25,024,998	$1,337,955	$10,649,995	$—	$—
NET ASSETS
Accumulation units	$24,830,816	$1,318,055	$10,571,036	$—	$—
Contracts in payout (annuitization) period	194,182	19,900	78,959	—	—
Total net assets	$25,024,998	$1,337,955	$10,649,995	$—	$—
FUND SHARE INFORMATION
Number of shares	709,325	42,515	345,443	—	—
Cost of investments	$17,983,337	$968,293	$7,137,811	$—	$—
UNIT VALUE (1)
Lowest	$38.03	$65.69	$51.45	$—	$—
Highest	$49.95	$71.85	$67.57	$—	$—

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

		Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Invesco V.I.	Main Street	Main Street	Managed	Managed
	Main Street	Small Cap	Small Cap	Volatility	Volatility
	Series II*	Series I*	Series II*	Series I*	Series II*
NET INVESTMENT INCOME (LOSS)
Dividends	$122,958	$5,177	$19,599	$87,376	$988
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(367,156)	(18,071)	(161,565)	(19,099)	(268)
Administrative expense	(47,338)	(1,381)	(21,069)	(1,410)	(18)
Net investment income (loss)	(291,536)	(14,275)	(163,035)	66,867	702
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	5,121,011	263,019	2,314,248	4,554,842	58,196
Cost of investments sold	3,839,220	177,709	1,516,681	4,918,801	66,320
Realized gains (losses) on fund shares	1,281,791	85,310	797,567	(363,959)	(8,124)
Realized gain distributions	1,397,857	87,054	685,285	—	—
Net realized gains (losses)	2,679,648	172,364	1,482,852	(363,959)	(8,124)
Change in unrealized gains (losses)	3,156,927	102,104	718,499	598,050	11,301
Net realized and change in
unrealized gains (losses) on investments	5,836,575	274,468	2,201,351	234,091	3,177
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$5,545,039	$260,193	$2,038,316	$300,958	$3,879

See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2021

					Invesco V.I.
	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Value
	S&P 500 Index	S&P 500 Index	Technology	Technology	Opportunities
	Series I	Series II	Series I	Series II	Series I*
ASSETS
Investments, at fair value	$37,228,947	$53,324,995	$4,477,760	$3,797	$—
Due from (to) Everlake Life Insurance Company	—	—	—	—	—
Total assets	$37,228,947	$53,324,995	$4,477,760	$3,797	$—
NET ASSETS
Accumulation units	$36,973,395	$52,810,858	$4,445,602	$3,797	$—
Contracts in payout (annuitization) period	255,552	514,137	32,158	—	—
Total net assets	$37,228,947	$53,324,995	$4,477,760	$3,797	$—
FUND SHARE INFORMATION
Number of shares	1,612,341	2,329,620	117,588	108	—
Cost of investments	$26,743,700	$36,026,228	$2,955,462	$2,075	$—
UNIT VALUE (1)
Lowest	$31.65	$28.33	$50.82	$42.86	$—
Highest	$45.05	$53.42	$56.50	$52.08	$—

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

					Invesco V.I.
	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Value
	S&P 500 Index	S&P 500 Index	Technology	Technology	Opportunities
	Series I	Series II	Series I	Series II	Series I*
NET INVESTMENT INCOME (LOSS)
Dividends	$427,790	$525,822	$—	$—	$45,474
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(504,314)	(814,931)	(60,079)	(66)	(24,241)
Administrative expense	(36,439)	(67,822)	(4,684)	(4)	(1,833)
Net investment income (loss)	(112,963)	(356,931)	(64,763)	(70)	19,400
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	8,734,855	8,498,458	1,314,181	2,764	6,255,973
Cost of investments sold	6,018,183	5,651,899	726,310	1,282	6,132,482
Realized gains (losses) on fund shares	2,716,672	2,846,559	587,871	1,482	123,491
Realized gain distributions	3,646,890	5,415,640	400,669	373	153,281
Net realized gains (losses)	6,363,562	8,262,199	988,540	1,855	276,772
Change in unrealized gains (losses)	2,299,524	3,690,364	(327,173)	(1,130)	890,366
Net realized and change in
unrealized gains (losses) on investments	8,663,086	11,952,563	661,367	725	1,167,138
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$8,550,123	$11,595,632	$596,604	$655	$1,186,538
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2021

				Legg Mason
				Partners
	Invesco V.I.	Janus Henderson	Lazard Retirement	Clearbridge
	Value	VIT Forty	Series Emerging	Variable Large
	Opportunities	Institutional	Market Equity	Cap Value	Lord Abbet
	Series II*	Shares	Service Shares	Class I	Bond Debenture
ASSETS
Investments, at fair value	$—	$286	$207	$935	$9,164,562
Due from (to) Everlake Life Insurance Company	—	—	—	—	(11,001)
Total assets	$—	$286	$207	$935	$9,153,561
NET ASSETS
Accumulation units	$—	$286	$207	$935	$8,984,937
Contracts in payout (annuitization) period	—	—	—	—	168,624
Total net assets	$—	$286	$207	$935	$9,153,561
FUND SHARE INFORMATION
Number of shares	—	5	9	41	745,086
Cost of investments	$—	$162	$167	$778	$8,923,923
UNIT VALUE (1)
Lowest	$—	$76.86	$53.42	$34.53	$18.35
Highest	$—	$76.86	$53.42	$34.53	$23.46

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

				Legg Mason
				Partners
	Invesco V.I.	Janus Henderson	Lazard Retirement	Clearbridge
	Value	VIT Forty	Series Emerging	Variable Large
	Opportunities	Institutional	Market Equity	Cap Value	Lord Abbet
	Series II*	Shares	Service Shares	Class I	Bond Debenture
NET INVESTMENT INCOME (LOSS)
Dividends	$10,863	$—	$4	$9	$275,466
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(12,917)	(4)	(3)	(13)	(142,373)
Administrative expense	(1,545)	—	—	(1)	(18,569)
Net investment income (loss)	(3,599)	(4)	1	(5)	114,524
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	2,968,762	17	6	99	1,830,472
Cost of investments sold	2,731,094	10	5	78	1,711,385
Realized gains (losses) on fund shares	237,668	7	1	21	119,087
Realized gain distributions	67,344	32	—	77	145,735
Net realized gains (losses)	305,012	39	1	98	264,822
Change in unrealized gains (losses)	243,407	16	6	104	(217,242)
Net realized and change in
unrealized gains (losses) on investments	548,419	55	7	202	47,580
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$544,820	$51	$8	$197	$162,104
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2021

	Lord Abbet	Lord Abbet	Lord Abbet	Lord Abbet	MFS VIT
	Fundamental	Growth	Growth	Mid Cap	Growth
	Equity	and Income	Opportunities	Stock	Initial Class
ASSETS
Investments, at fair value	$2,249,387	$6,081,925	$3,904,826	$7,724,190	$1,172,570
Due from (to) Everlake Life Insurance Company	—	7,028	—	—	(7,010)
Total assets	$2,249,387	$6,088,953	$3,904,826	$7,724,190	$1,165,560
NET ASSETS
Accumulation units	$2,239,822	$5,953,029	$3,875,350	$7,681,940	$1,127,927
Contracts in payout (annuitization) period	9,565	135,924	29,476	42,250	37,633
Total net assets	$2,249,387	$6,088,953	$3,904,826	$7,724,190	$1,165,560
FUND SHARE INFORMATION
Number of shares	111,854	151,896	285,232	275,667	14,775
Cost of investments	$1,846,236	$4,736,218	$3,854,209	$5,943,256	$632,719
UNIT VALUE (1)
Lowest	$26.80	$22.52	$39.67	$21.60	$30.65
Highest	$34.26	$28.79	$50.71	$27.61	$81.39

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

	Lord Abbet	Lord Abbet	Lord Abbet	Lord Abbet	MFS VIT
	Fundamental	Growth	Growth	Mid Cap	Growth
	Equity	and Income	Opportunities	Stock	Initial Class
NET INVESTMENT INCOME (LOSS)
Dividends	$17,630	$61,206	$—	$42,955	$—
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(33,218)	(88,314)	(62,554)	(117,232)	(14,455)
Administrative expense	(4,263)	(11,675)	(8,341)	(14,867)	(1,120)
Net investment income (loss)	(19,851)	(38,783)	(70,895)	(89,144)	(15,575)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	443,665	1,597,677	1,334,729	1,836,550	130,223
Cost of investments sold	382,264	1,235,625	1,074,566	1,383,982	68,761
Realized gains (losses) on fund shares	61,401	362,052	260,163	452,568	61,462
Realized gain distributions	91,073	627,668	908,693	694,792	155,203
Net realized gains (losses)	152,474	989,720	1,168,856	1,147,360	216,665
Change in unrealized gains (losses)	366,987	510,481	(869,895)	770,049	19,606
Net realized and change in
unrealized gains (losses) on investments	519,461	1,500,201	298,961	1,917,409	236,271
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$499,610	$1,461,418	$228,066	$1,828,265	$220,696
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2021

	MFS VIT	MFS VIT	MFS VIT	MFS VIT	MFS VIT
	Growth	High Yield	Investors Trust	Investors Trust	New Discovery
	Service Class	Initial Class	Initial Class	Service Class	Initial Class
ASSETS
Investments, at fair value	$79,395	$561,241	$849,809	$171,338	$1,262,050
Due from (to) Everlake Life Insurance Company	—	—	—	—	—
Total assets	$79,395	$561,241	$849,809	$171,338	$1,262,050
NET ASSETS
Accumulation units	$79,395	$561,241	$849,809	$171,338	$1,262,050
Contracts in payout (annuitization) period	—	—	—	—	—
Total net assets	$79,395	$561,241	$849,809	$171,338	$1,262,050
FUND SHARE INFORMATION
Number of shares	1,062	100,401	19,003	3,897	54,165
Cost of investments	$37,848	$569,132	$469,741	$87,327	$1,002,490
UNIT VALUE (1)
Lowest	$43.04	$22.36	$32.00	$32.26	$41.32
Highest	$71.73	$24.46	$41.55	$44.91	$90.88

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

	MFS VIT	MFS VIT	MFS VIT	MFS VIT	MFS VIT
	Growth	High Yield	Investors Trust	Investors Trust	New Discovery
	Service Class	Initial Class	Initial Class	Service Class	Initial Class
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$8,100	$4,875	$656	$—
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(1,127)	(2,831)	(10,652)	(2,284)	(16,763)
Administrative expense	(75)	(246)	(793)	(160)	(1,367)
Net investment income (loss)	(1,202)	5,023	(6,570)	(1,788)	(18,130)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	3,834	12,404	136,633	17,980	161,952
Cost of investments sold	1,803	13,115	81,415	10,538	105,396
Realized gains (losses) on fund shares	2,031	(711)	55,218	7,442	56,556
Realized gain distributions	10,880	—	24,512	5,023	209,515
Net realized gains (losses)	12,911	(711)	79,730	12,465	266,071
Change in unrealized gains (losses)	2,619	1,065	100,996	24,233	(238,446)
Net realized and change in
unrealized gains (losses) on investments	15,530	354	180,726	36,698	27,625
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$14,328	$5,377	$174,156	$34,910	$9,495
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2021

				MFS VIT
	MFS VIT	MFS VIT	MFS VIT	Total Return	MFS VIT
	New Discovery	Research	Research	Bond	Utilities
	Service Class	Initial Class	Service Class	Initial Class	Initial Class
ASSETS
Investments, at fair value	$96,510	$487,723	$48,163	$618,619	$204,068
Due from (to) Everlake Life Insurance Company	—	—	—	—	—
Total assets	$96,510	$487,723	$48,163	$618,619	$204,068
NET ASSETS
Accumulation units	$96,510	$473,696	$48,163	$618,619	$204,068
Contracts in payout (annuitization) period	—	14,027	—	—	—
Total net assets	$96,510	$487,723	$48,163	$618,619	$204,068
FUND SHARE INFORMATION
Number of shares	4,864	12,639	1,270	45,387	5,327
Cost of investments	$83,059	$306,986	$26,585	$595,765	$139,040
UNIT VALUE (1)
Lowest	$40.46	$29.00	$33.42	$21.24	$45.49
Highest	$59.00	$40.60	$50.34	$23.23	$50.36

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

				MFS VIT
	MFS VIT	MFS VIT	MFS VIT	Total Return	MFS VIT
	New Discovery	Research	Research	Bond	Utilities
	Service Class	Initial Class	Service Class	Initial Class	Initial Class
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$2,786	$149	$17,347	$3,652
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(1,405)	(7,004)	(640)	(7,431)	(2,685)
Administrative expense	(103)	(503)	(44)	(641)	(208)
Net investment income (loss)	(1,508)	(4,721)	(535)	9,275	759
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	12,568	109,690	2,736	43,979	24,860
Cost of investments sold	8,928	71,367	1,583	41,262	17,832
Realized gains (losses) on fund shares	3,640	38,323	1,153	2,717	7,028
Realized gain distributions	18,023	29,188	2,564	47	7,115
Net realized gains (losses)	21,663	67,511	3,717	2,764	14,143
Change in unrealized gains (losses)	(20,126)	39,969	5,814	(25,456)	9,730
Net realized and change in
unrealized gains (losses) on investments	1,537	107,480	9,531	(22,692)	23,873
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$29	$102,759	$8,996	$(13,417)	$24,632
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2021

		Morgan Stanley			Morgan Stanley
	MFS VIT	VIF Core Plus	Morgan Stanley	Morgan Stanley	VIF Emerging
	Utilities	Fixed Income	VIF Discovery	VIF Discovery	Markets Debt
	Service Class	Class I	Class I	Class II	Class II
ASSETS
Investments, at fair value	$132,469	$155,952	$24,911,857	$15,745,763	$3,760,432
Due from (to) Everlake Life Insurance Company	—	—	—	—	—
Total assets	$132,469	$155,952	$24,911,857	$15,745,763	$3,760,432
NET ASSETS
Accumulation units	$132,469	$155,952	$24,562,639	$15,504,799	$3,760,432
Contracts in payout (annuitization) period	—	—	349,218	240,964	—
Total net assets	$132,469	$155,952	$24,911,857	$15,745,763	$3,760,432
FUND SHARE INFORMATION
Number of shares	3,525	14,895	1,461,963	981,656	526,671
Cost of investments	$90,221	$158,369	$22,899,639	$15,073,060	$4,138,441
UNIT VALUE (1)
Lowest	$34.37	$15.20	$84.84	$51.07	$19.24
Highest	$49.88	$21.64	$113.96	$127.10	$30.36

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

		Morgan Stanley			Morgan Stanley
	MFS VIT	VIF Core Plus	Morgan Stanley	Morgan Stanley	VIF Emerging
	Utilities	Fixed Income	VIF Discovery	VIF Discovery	Markets Debt
	Service Class	Class I	Class I	Class II	Class II
NET INVESTMENT INCOME (LOSS)
Dividends	$2,589	$6,562	$—	$—	$207,183
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(2,979)	(2,286)	(478,291)	(297,039)	(58,237)
Administrative expense	(204)	(160)	(30,328)	(37,070)	(7,652)
Net investment income (loss)	(594)	4,116	(508,619)	(334,109)	141,294
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	173,306	46,554	4,406,543	4,112,582	705,369
Cost of investments sold	118,473	46,127	2,479,323	2,614,229	762,980
Realized gains (losses) on fund shares	54,833	427	1,927,220	1,498,353	(57,611)
Realized gain distributions	5,834	10,877	10,944,375	7,431,074	—
Net realized gains (losses)	60,667	11,304	12,871,595	8,929,427	(57,611)
Change in unrealized gains (losses)	(37,933)	(18,654)	(15,826,293)	(10,753,990)	(230,338)
Net realized and change in
unrealized gains (losses) on investments	22,734	(7,350)	(2,954,698)	(1,824,563)	(287,949)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$22,140	$(3,234)	$(3,463,317)	$(2,158,672)	$(146,655)
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2021

	Morgan Stanley	Morgan Stanley	Morgan Stanley	Morgan Stanley	Morgan Stanley
	VIF Emerging	VIF Emerging	VIF Global	VIF Global	VIF Global
	Markets Equity	Markets Equity	Franchise	Infrastructure	Infrastructure
	Class I	Class II	Class II	Class I	Class II
ASSETS
Investments, at fair value	$11,436,610	$2,906,108	$23,526,297	$23,814,623	$8,524,490
Due from (to) Everlake Life Insurance Company	—	—	—	—	—
Total assets	$11,436,610	$2,906,108	$23,526,297	$23,814,623	$8,524,490
NET ASSETS
Accumulation units	$11,234,566	$2,828,849	$23,402,996	$23,013,486	$8,421,311
Contracts in payout (annuitization) period	202,044	77,259	123,301	801,137	103,179
Total net assets	$11,436,610	$2,906,108	$23,526,297	$23,814,623	$8,524,490
FUND SHARE INFORMATION
Number of shares	631,508	161,092	1,722,276	2,855,470	1,030,773
Cost of investments	$8,773,453	$2,339,593	$22,736,768	$23,307,877	$8,418,547
UNIT VALUE (1)
Lowest	$21.28	$35.33	$42.15	$21.26	$18.92
Highest	$38.16	$45.22	$66.72	$89.55	$41.77

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

	Morgan Stanley	Morgan Stanley	Morgan Stanley	Morgan Stanley	Morgan Stanley
	VIF Emerging	VIF Emerging	VIF Global	VIF Global	VIF Global
	Markets Equity	Markets Equity	Franchise	Infrastructure	Infrastructure
	Class I	Class II	Class II	Class I	Class II
NET INVESTMENT INCOME (LOSS)
Dividends	$100,536	$24,495	$151,757	$593,907	$196,988
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(186,790)	(45,046)	(342,335)	(310,724)	(137,108)
Administrative expense	(12,020)	(5,835)	(43,133)	(22,248)	(9,067)
Net investment income (loss)	(98,274)	(26,386)	(233,711)	260,935	50,813
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	1,172,255	292,862	3,869,247	4,663,286	983,610
Cost of investments sold	882,829	229,800	3,966,041	4,639,243	1,001,907
Realized gains (losses) on fund shares	289,426	63,062	(96,794)	24,043	(18,297)
Realized gain distributions	—	—	2,329,665	843,267	304,566
Net realized gains (losses)	289,426	63,062	2,232,871	867,310	286,269
Change in unrealized gains (losses)	(16,939)	5,915	2,088,263	1,776,258	606,369
Net realized and change in
unrealized gains (losses) on investments	272,487	68,977	4,321,134	2,643,568	892,638
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$174,213	$42,591	$4,087,423	$2,904,503	$943,451
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2021

	Morgan Stanley	Morgan Stanley			Morgan Stanley
	VIF Global	VIF Global	Morgan Stanley	Morgan Stanley	VIF U.S.
	Strategist	Strategist	VIF Growth	VIF Growth	Real Estate
	Class I	Class II	Class I	Class II	Class I
ASSETS
Investments, at fair value	$42,963,064	$14,162,211	$409,937,876	$90,556,097	$11,941,426
Due from (to) Everlake Life Insurance Company	—	—	—	—	—
Total assets	$42,963,064	$14,162,211	$409,937,876	$90,556,097	$11,941,426
NET ASSETS
Accumulation units	$42,059,863	$14,048,003	$406,792,943	$90,269,496	$11,920,234
Contracts in payout (annuitization) period	903,201	114,208	3,144,933	286,601	21,192
Total net assets	$42,963,064	$14,162,211	$409,937,876	$90,556,097	$11,941,426
FUND SHARE INFORMATION
Number of shares	3,802,041	1,261,105	7,631,010	1,870,221	508,795
Cost of investments	$39,054,833	$12,765,486	$324,434,124	$74,830,587	$8,388,129
UNIT VALUE (1)
Lowest	$14.98	$16.11	$22.07	$21.62	$35.24
Highest	$82.56	$24.15	$112.02	$123.69	$73.05

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

	Morgan Stanley	Morgan Stanley			Morgan Stanley
	VIF Global	VIF Global	Morgan Stanley	Morgan Stanley	VIF U.S.
	Strategist	Strategist	VIF Growth	VIF Growth	Real Estate
	Class I	Class II	Class I	Class II	Class I
NET INVESTMENT INCOME (LOSS)
Dividends	$802,761	$255,325	$—	$—	$213,223
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(571,027)	(241,542)	(6,220,341)	(1,747,526)	(165,204)
Administrative expense	(35,655)	(18,675)	(420,718)	(139,833)	(10,424)
Net investment income (loss)	196,079	(4,892)	(6,641,059)	(1,887,359)	37,595
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	6,062,021	1,752,547	80,574,524	21,570,139	1,843,158
Cost of investments sold	5,467,347	1,565,930	46,799,239	13,531,997	1,457,006
Realized gains (losses) on fund shares	594,674	186,617	33,775,285	8,038,142	386,152
Realized gain distributions	1,465,526	489,935	115,108,242	28,657,436	—
Net realized gains (losses)	2,060,200	676,552	148,883,527	36,695,578	386,152
Change in unrealized gains (losses)	623,753	223,787	(144,278,793)	(35,330,407)	2,887,499
Net realized and change in
unrealized gains (losses) on investments	2,683,953	900,339	4,604,734	1,365,171	3,273,651
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$2,880,032	$895,447	$(2,036,325)	$(522,188)	$3,311,246
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2021

	Morgan Stanley			Neuberger Berman	Neuberger Berman
	VIF U.S.	Morgan Stanley	Morgan Stanley	AMT Mid	AMT Sustainable
	Real Estate	VIS Income Plus	VIS Income Plus	Cap Growth	Equity
	Class II	Class X Shares	Class Y Shares	Class I	Class I
ASSETS
Investments, at fair value	$14,411,083	$27,970,263	$36,559,589	$2,220	$40,050
Due from (to) Everlake Life Insurance Company	—	—	—	—	—
Total assets	$14,411,083	$27,970,263	$36,559,589	$2,220	$40,050
NET ASSETS
Accumulation units	$14,370,526	$27,273,139	$36,363,390	$2,220	$40,050
Contracts in payout (annuitization) period	40,557	697,124	196,199	—	—
Total net assets	$14,411,083	$27,970,263	$36,559,589	$2,220	$40,050
FUND SHARE INFORMATION
Number of shares	617,971	2,594,644	3,394,577	55	1,082
Cost of investments	$10,058,686	$28,451,156	$37,318,629	$1,695	$28,465
UNIT VALUE (1)
Lowest	$33.47	$21.09	$15.99	$32.82	$15.49
Highest	$48.92	$67.64	$25.24	$67.84	$15.67

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

	Morgan Stanley			Neuberger Berman	Neuberger Berman
	VIF U.S.	Morgan Stanley	Morgan Stanley	AMT Mid	AMT Sustainable
	Real Estate	VIS Income Plus	VIS Income Plus	Cap Growth	Equity
	Class II	Class X Shares	Class Y Shares	Class I	Class I
NET INVESTMENT INCOME (LOSS)
Dividends	$265,946	$997,065	$1,181,259	$—	$141
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(208,348)	(392,962)	(598,321)	(33)	(551)
Administrative expense	(27,237)	(28,651)	(54,212)	(3)	(37)
Net investment income (loss)	30,361	575,452	528,726	(36)	(447)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	4,746,783	5,843,931	4,908,772	45	885
Cost of investments sold	3,813,743	5,617,854	4,786,285	31	676
Realized gains (losses) on fund shares	933,040	226,077	122,487	14	209
Realized gain distributions	—	2,059,069	2,637,572	233	723
Net realized gains (losses)	933,040	2,285,146	2,760,059	247	932
Change in unrealized gains (losses)	3,600,859	(3,911,322)	(4,730,378)	13	6,637
Net realized and change in
unrealized gains (losses) on investments	4,533,899	(1,626,176)	(1,970,319)	260	7,569
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$4,564,260	$(1,050,724)	$(1,441,593)	$224	$7,122
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2021

			PIMCO VIT
	PIMCO VIT		International
	Commodity	PIMCO VIT	Bond (U.S.
	RealReturn®	Emerging	Dollar-Hedged)	PIMCO VIT	PIMCO VIT
	Strategy	Markets Bond	Institutional	Real Return	Total Return
	Advisor Class	Advisor Class	Class	Advisor Class	Advisor Class
ASSETS
Investments, at fair value	$498,375	$389,237	$861	$2,875,141	$6,756,672
Due from (to) Everlake Life Insurance Company	—	—	—	(3,259)	—
Total assets	$498,375	$389,237	$861	$2,871,882	$6,756,672
NET ASSETS
Accumulation units	$498,375	$389,237	$861	$2,867,925	$6,756,672
Contracts in payout (annuitization) period	—	—	—	3,957	—
Total net assets	$498,375	$389,237	$861	$2,871,882	$6,756,672
FUND SHARE INFORMATION
Number of shares	63,568	31,089	80	205,514	627,943
Cost of investments	$734,430	$409,413	$846	$2,632,963	$6,879,532
UNIT VALUE (1)
Lowest	$5.86	$15.34	$19.45	$13.29	$13.91
Highest	$7.21	$18.87	$19.45	$16.34	$17.10

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

			PIMCO VIT
	PIMCO VIT		International
	Commodity	PIMCO VIT	Bond (U.S.
	RealReturn®	Emerging	Dollar-Hedged)	PIMCO VIT	PIMCO VIT
	Strategy	Markets Bond	Institutional	Real Return	Total Return
	Advisor Class	Advisor Class	Class	Advisor Class	Advisor Class
NET INVESTMENT INCOME (LOSS)
Dividends	$19,901	$16,907	$13	$139,139	$121,432
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(6,969)	(5,489)	(11)	(42,750)	(103,618)
Administrative expense	(902)	(737)	(1)	(5,455)	(13,420)
Net investment income (loss)	12,030	10,681	1	90,934	4,394
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	109,321	58,333	14	344,584	1,101,782
Cost of investments sold	179,271	59,871	14	315,968	1,090,942
Realized gains (losses) on fund shares	(69,950)	(1,538)	—	28,616	10,840
Realized gain distributions	—	—	7	—	299,990
Net realized gains (losses)	(69,950)	(1,538)	7	28,616	310,830
Change in unrealized gains (losses)	178,483	(26,168)	(36)	(13,926)	(533,489)
Net realized and change in
unrealized gains (losses) on investments	108,533	(27,706)	(29)	14,690	(222,659)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$120,563	$(17,025)	$(28)	$105,624	$(218,265)

See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2021

			Putnam VT	Putnam VT
	PIMCO VIT	Putnam VT	Emerging	Focused	Putnam VT
	Total Return	Diversified	Markets	International	George Putnam
	Institutional	Income	Equity Fund	Equity	Balanced
	Class	Class IB	Class IB	Class IB*	Class IB
ASSETS
Investments, at fair value	$433	$10,975,618	$7,733,911	$16,964,968	$44,520,169
Due from (to) Everlake Life Insurance Company	—	—	—	—	—
Total assets	$433	$10,975,618	$7,733,911	$16,964,968	$44,520,169
NET ASSETS
Accumulation units	$433	$10,929,070	$7,703,207	$16,825,389	$44,246,411
Contracts in payout (annuitization) period	—	46,548	30,704	139,579	273,758
Total net assets	$433	$10,975,618	$7,733,911	$16,964,968	$44,520,169
FUND SHARE INFORMATION
Number of shares	40	2,078,716	332,498	733,145	2,981,927
Cost of investments	$435	$14,111,268	$5,583,834	$12,059,660	$31,726,807
UNIT VALUE (1)
Lowest	$19.25	$14.19	$9.20	$11.12	$21.61
Highest	$19.25	$22.15	$21.44	$27.55	$29.81

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

			Putnam VT	Putnam VT
	PIMCO VIT	Putnam VT	Emerging	Focused	Putnam VT
	Total Return	Diversified	Markets	International	George Putnam
	Institutional	Income	Equity Fund	Equity	Balanced
	Class	Class IB	Class IB	Class IB*	Class IB
NET INVESTMENT INCOME (LOSS)
Dividends	$8	$79,141	$42,901	$139,266	$368,131
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(7)	(169,015)	(120,851)	(250,118)	(622,132)
Administrative expense	—	(69)	—	(1,175)	(24,665)
Net investment income (loss)	1	(89,943)	(77,950)	(112,027)	(278,666)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	7	1,786,895	1,461,511	3,502,479	5,791,725
Cost of investments sold	7	2,207,173	979,105	2,496,618	4,255,638
Realized gains (losses) on fund shares	—	(420,278)	482,406	1,005,861	1,536,087
Realized gain distributions	19	—	132,994	477,483	2,526,448
Net realized gains (losses)	19	(420,278)	615,400	1,483,344	4,062,535
Change in unrealized gains (losses)	(33)	(517,329)	(974,066)	551,350	1,303,704
Net realized and change in
unrealized gains (losses) on investments	(14)	(937,607)	(358,666)	2,034,694	5,366,239
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(13)	$(1,027,550)	$(436,616)	$1,922,667	$5,087,573
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2021

	Putnam VT	Putnam VT	Putnam VT	Putnam VT
	Global	Global	Government	Growth	Putnam VT
	Asset Allocation	Health Care	Money Market	Opportunities	High Yield
	Class IB	Class IB	Class IB	Class IB	Class IB
ASSETS
Investments, at fair value	$16,251,027	$21,045,970	$23,722,307	$128,043,887	$14,967,622
Due from (to) Everlake Life Insurance Company	—	—	—	—	—
Total assets	$16,251,027	$21,045,970	$23,722,307	$128,043,887	$14,967,622
NET ASSETS
Accumulation units	$16,189,908	$20,958,220	$23,521,194	$127,335,510	$14,773,658
Contracts in payout (annuitization) period	61,119	87,750	201,113	708,377	193,964
Total net assets	$16,251,027	$21,045,970	$23,722,307	$128,043,887	$14,967,622
FUND SHARE INFORMATION
Number of shares	798,969	1,127,261	23,722,307	7,992,752	2,402,508
Cost of investments	$12,700,490	$15,749,313	$23,722,308	$70,027,688	$15,385,023
UNIT VALUE (1)
Lowest	$21.45	$33.46	$7.16	$20.13	$19.75
Highest	$35.39	$53.79	$11.30	$66.20	$31.96

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

	Putnam VT	Putnam VT	Putnam VT	Putnam VT
	Global	Global	Government	Growth	Putnam VT
	Asset Allocation	Health Care	Money Market	Opportunities	High Yield
	Class IB	Class IB	Class IB	Class IB	Class IB
NET INVESTMENT INCOME (LOSS)
Dividends	$116,986	$231,497	$2,592	$—	$748,294
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(237,931)	(291,184)	(372,634)	(1,790,133)	(223,074)
Administrative expense	(8,670)	(4,628)	(39,995)	(60,415)	(14,664)
Net investment income (loss)	(129,615)	(64,315)	(410,037)	(1,850,548)	510,556
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	2,729,320	3,665,193	10,387,491	19,440,534	2,689,326
Cost of investments sold	2,213,959	2,943,520	10,387,491	11,351,210	2,791,030
Realized gains (losses) on fund shares	515,361	721,673	—	8,089,324	(101,704)
Realized gain distributions	431,818	1,663,308	—	11,802,064	—
Net realized gains (losses)	947,179	2,384,981	—	19,891,388	(101,704)
Change in unrealized gains (losses)	1,121,286	1,064,023	—	5,499,651	119,137
Net realized and change in
unrealized gains (losses) on investments	2,068,465	3,449,004	—	25,391,039	17,433
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$1,938,850	$3,384,689	$(410,037)	$23,540,491	$527,989
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2021

		Putnam VT	Putnam VT		Putnam VT
	Putnam VT	International	International	Putnam VT	Mortgage
	Income	Equity	Value	Large Cap Value	Securities
	Class IB	Class IB	Class IB	Class IB*	Class IB
ASSETS
Investments, at fair value	$36,079,421	$45,531,656	$7,229,191	$153,862,610	$7,119,302
Due from (to) Everlake Life Insurance Company	—	—	—	—	—
Total assets	$36,079,421	$45,531,656	$7,229,191	$153,862,610	$7,119,302
NET ASSETS
Accumulation units	$35,636,809	$45,045,534	$7,215,149	$152,769,106	$6,956,054
Contracts in payout (annuitization) period	442,612	486,122	14,042	1,093,504	163,248
Total net assets	$36,079,421	$45,531,656	$7,229,191	$153,862,610	$7,119,302
FUND SHARE INFORMATION
Number of shares	3,509,671	2,668,914	635,814	4,992,298	819,252
Cost of investments	$39,892,847	$38,503,814	$7,248,538	$104,184,092	$8,482,171
UNIT VALUE (1)
Lowest	$13.82	$12.10	$13.86	$16.32	$8.97
Highest	$23.69	$27.29	$22.24	$57.06	$20.09

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

		Putnam VT	Putnam VT		Putnam VT
	Putnam VT	International	International	Putnam VT	Mortgage
	Income	Equity	Value	Large Cap Value	Securities
	Class IB	Class IB	Class IB	Class IB*	Class IB
NET INVESTMENT INCOME (LOSS)
Dividends	$532,583	$556,214	$150,860	$1,870,767	$—
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(541,224)	(690,042)	(103,063)	(2,133,888)	(109,383)
Administrative expense	(33,677)	(35,438)	—	(65,990)	—
Net investment income (loss)	(42,318)	(169,266)	47,797	(329,111)	(109,383)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	5,626,034	6,794,024	1,034,389	24,610,153	1,269,161
Cost of investments sold	6,007,395	5,742,400	1,065,322	17,799,021	1,455,967
Realized gains (losses) on fund shares	(381,361)	1,051,624	(30,933)	6,811,132	(186,806)
Realized gain distributions	1,785,721	1,715,221	95,035	5,824,286	—
Net realized gains (losses)	1,404,360	2,766,845	64,102	12,635,418	(186,806)
Change in unrealized gains (losses)	(3,743,755)	701,552	802,631	21,597,964	(93,461)
Net realized and change in
unrealized gains (losses) on investments	(2,339,395)	3,468,397	866,733	34,233,382	(280,267)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(2,381,713)	$3,299,131	$914,530	$33,904,271	$(389,650)
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2021

			Putnam VT		Putnam VT
	Putnam VT	Putnam VT	Small Cap	Putnam VT	Sustainable
	Multi-Cap Core	Research	Growth	Small Cap Value	Future
	Class IB	Class IB	Class IB	Class IB	Class IB
ASSETS
Investments, at fair value	$50,687,175	$21,384,509	$4,196,919	$27,120,407	$6,872,692
Due from (to) Everlake Life Insurance Company	—	—	—	—	—
Total assets	$50,687,175	$21,384,509	$4,196,919	$27,120,407	$6,872,692
NET ASSETS
Accumulation units	$50,247,976	$21,200,446	$4,196,919	$26,841,734	$6,871,509
Contracts in payout (annuitization) period	439,199	184,063	—	278,673	1,183
Total net assets	$50,687,175	$21,384,509	$4,196,919	$27,120,407	$6,872,692
FUND SHARE INFORMATION
Number of shares	1,982,291	607,169	175,530	1,951,108	305,046
Cost of investments	$28,548,793	$10,504,161	$2,911,135	$24,306,270	$4,990,181
UNIT VALUE (1)
Lowest	$20.82	$25.94	$44.76	$30.64	$47.66
Highest	$55.90	$56.33	$66.12	$69.49	$69.15

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

			Putnam VT		Putnam VT
	Putnam VT	Putnam VT	Small Cap	Putnam VT	Sustainable
	Multi-Cap Core	Research	Growth	Small Cap Value	Future
	Class IB	Class IB	Class IB	Class IB	Class IB
NET INVESTMENT INCOME (LOSS)
Dividends	$319,546	$21,292	$—	$203,369	$1
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(687,179)	(297,266)	(60,440)	(400,265)	(102,760)
Administrative expense	(14,599)	(2,996)	—	(9,355)	(1)
Net investment income (loss)	(382,232)	(278,970)	(60,440)	(206,251)	(102,760)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	8,296,296	4,058,411	626,391	5,903,188	1,043,031
Cost of investments sold	4,939,652	2,101,128	433,419	5,765,650	692,465
Realized gains (losses) on fund shares	3,356,644	1,957,283	192,972	137,538	350,566
Realized gain distributions	4,227,989	1,527,856	318,353	—	681,003
Net realized gains (losses)	7,584,633	3,485,139	511,325	137,538	1,031,569
Change in unrealized gains (losses)	5,208,859	1,096,029	46,620	8,414,168	(576,582)
Net realized and change in
unrealized gains (losses) on investments	12,793,492	4,581,168	557,945	8,551,706	454,987
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$12,411,260	$4,302,198	$497,505	$8,345,455	$352,227
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2021

	Putnam VT	Templeton
	Sustainable	Developing	Templeton	Templeton	Templeton
	Leaders	Markets	Foreign	Global Bond	Growth
	Class IB	VIP Class 2	VIP Class 2	VIP Class 2	VIP Class 2
ASSETS
Investments, at fair value	$85,428,502	$5,634,522	$25,784,400	$645,068	$344,458
Due from (to) Everlake Life Insurance Company	—	—	—	2,392	$—
Total assets	$85,428,502	$5,634,522	$25,784,400	$647,460	$344,458
NET ASSETS
Accumulation units	$85,143,399	$5,634,352	$25,680,542	$539,685	$331,997
Contracts in payout (annuitization) period	285,103	170	103,858	107,775	12,461
Total net assets	$85,428,502	$5,634,522	$25,784,400	$647,460	344,458
FUND SHARE INFORMATION
Number of shares	1,735,999	528,071	1,897,307	49,129	29,720
Cost of investments	$50,199,249	$5,033,411	$26,564,957	$783,185	$351,472
UNIT VALUE (1)
Lowest	$19.21	$27.56	$13.17	$17.41	$17.38
Highest	$73.75	$45.66	$23.24	$30.22	$27.46

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

	Putnam VT	Templeton
	Sustainable	Developing	Templeton	Templeton	Templeton
	Leaders	Markets	Foreign	Global Bond	Growth
	Class IB	VIP Class 2	VIP Class 2	VIP Class 2	VIP Class 2
NET INVESTMENT INCOME (LOSS)
Dividends	$120,648	$54,777	$507,361	$—	$4,008
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(1,175,538)	(95,785)	(408,891)	(9,772)	(4,794)
Administrative expense	(11,134)	(12,061)	(46,614)	(1,035)	(363)
Net investment income (loss)	(1,066,024)	(53,069)	51,856	(10,807)	(1,149)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	15,076,476	1,258,360	4,999,662	176,670	73,565
Cost of investments sold	9,247,901	998,091	4,974,031	211,230	74,790
Realized gains (losses) on fund shares	5,828,575	260,269	25,631	(34,560)	(1,225)
Realized gain distributions	8,043,149	125,539	—	—	—
Net realized gains (losses)	13,871,724	385,808	25,631	(34,560)	(1,225)
Change in unrealized gains (losses)	3,826,529	(745,939)	706,524	(2,389)	15,115
Net realized and change in
unrealized gains (losses) on investments	17,698,253	(360,131)	732,155	(36,949)	$13,890
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$16,632,229	$(413,200)	$784,011	$(47,756)	$12,741

See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

	Alliance Bernstein	Alliance Bernstein	Alliance Bernstein	Alliance Bernstein
	VPS Growth	VPS International	VPS Large	VPS Small/	American Century
	& Income	Value	Cap Growth	Mid Value	VP International
	Class B	Class B	Class B	Class B	Class I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(400,652)	$(4,727)	$(633,872)	$(89,953)	$(123)
Net realized gains (losses)	1,281,129	31,099	4,938,687	323,800	321
Change in unrealized gains (losses)	7,545,696	388,618	4,556,960	1,972,334	435
Increase (decrease) in net assets from operations	8,426,173	414,990	8,861,775	2,206,181	633
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	28,496	—	469	—	—
Transfers for contract benefits and terminations	(2,979,928)	(627,872)	(4,727,814)	(1,014,815)	—
Contract maintenance charge	(22,118)	(11,482)	(34,894)	(27,449)	(5)
Transfers among the sub-accounts and with the
Fixed Account - net	(149,572)	11,246	198,966	(371,456)	4
Increase (decrease) in net assets from contract
transactions	(3,123,122)	(628,108)	(4,563,273)	(1,413,720)	(1)
INCREASE (DECREASE) IN NET ASSETS	5,303,051	(213,118)	4,298,502	792,461	632
NET ASSETS AT BEGINNING OF PERIOD	33,922,335	4,837,295	35,857,911	6,993,811	8,858
NET ASSETS AT END OF PERIOD	$39,225,386	$4,624,177	$40,156,413	$7,786,272	$9,490

UNITS OUTSTANDING
Units outstanding at beginning of period	1,308,849	459,905	1,182,282	179,515	320
Units issued	43,568	16,827	32,183	1,613	—
Units redeemed	(146,338)	(73,107)	(162,081)	(30,710)	—
Units outstanding at end of period	1,206,079	403,625	1,052,384	150,418	320

(*) See Note 2 for disclosures of changes in sub-accounts and to the name of the Funds during 2021
(**) Sub-account was available, but had no net assets as of December 31, 2021.

See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

	AST		AST	AST	AST
	Academic	AST	AllianzGI	Balanced	BlackRock
	Strategies	Advanced	World	Asset	Global
	Asset Allocation	Strategies	Trends	Allocation	Strategies**
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(43,406)	$(26,923)	$(9,780)	$(87,565)	$(14)
Net realized gains (losses)	95,218	70,388	15,323	259,703	877
Change in unrealized gains (losses)	195,811	145,825	48,086	489,601	(762)
Increase (decrease) in net assets from operations	247,623	189,290	53,629	661,739	101
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(162,859)	(104,257)	(29,459)	417,752	(2,082)
Contract maintenance charge	(10,349)	(6,958)	(3,799)	(25,115)	(6)
Transfers among the sub-accounts and with the
Fixed Account - net	44,176	(6,999)	23,016	(62,188)	2
Increase (decrease) in net assets from contract
transactions	(129,032)	(118,214)	(10,242)	330,449	(2,086)
INCREASE (DECREASE) IN NET ASSETS	118,591	71,076	43,387	992,188	(1,985)
NET ASSETS AT BEGINNING OF PERIOD	2,385,924	1,610,489	559,708	5,381,213	1,985
NET ASSETS AT END OF PERIOD	$2,504,515	$1,681,565	$603,095	$6,373,401	$—

UNITS OUTSTANDING
Units outstanding at beginning of period	187,042	83,378	34,767	291,584	140
Units issued	15,432	297	1,369	41,236	11
Units redeemed	(24,624)	(5,869)	(1,853)	(24,985)	(151)
Units outstanding at end of period	177,850	77,806	34,283	307,835	—
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

	AST	AST
	BlackRock	BlackRock/	AST	AST	AST
	Low Duration	Loomis	Bond Portfolio	Bond Portfolio	Bond Portfolio
	Bond	Sayles Bond	2022	2023	2024
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(653)	$(1,042)	$(8,942)	$(1,882)	$(815)
Net realized gains (losses)	73	2,134	1,026	377	191
Change in unrealized gains (losses)	(367)	(3,193)	(5,707)	(2,539)	(1,498)
Increase (decrease) in net assets from operations	(947)	(2,101)	(13,623)	(4,044)	(2,122)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(474)	(2,698)	(1,966)	—	—
Contract maintenance charge	(19)	(20)	(65)	(140)	(35)
Transfers among the sub-accounts and with the
Fixed Account - net	(1)	(7,738)	3,822	—	—
Increase (decrease) in net assets from contract
transactions	(494)	(10,456)	1,791	(140)	(35)
INCREASE (DECREASE) IN NET ASSETS	(1,441)	(12,557)	(11,832)	(4,184)	(2,157)
NET ASSETS AT BEGINNING OF PERIOD	49,994	91,668	510,085	128,202	55,703
NET ASSETS AT END OF PERIOD	$48,553	$79,111	$498,253	$124,018	$53,546

UNITS OUTSTANDING
Units outstanding at beginning of period	4,211	5,770	40,266	11,339	4,950
Units issued	—	—	420	—	—
Units redeemed	(40)	(685)	(274)	(12)	(4)
Units outstanding at end of period	4,171	5,085	40,412	11,327	4,946
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

					AST
	AST	AST	AST	AST	Capital Growth
	Bond Portfolio	Bond Portfolio	Bond Portfolio	Bond Portfolio	Asset
	2026	2030	2031	2032*	Allocation
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(2,073)	$(1,342)	$(825)	$(58)	$(51,584)
Net realized gains (losses)	369	(693)	(141)	91	717,434
Change in unrealized gains (losses)	(5,855)	(7,419)	1,055	129	(185,857)
Increase (decrease) in net assets from operations	(7,559)	(9,454)	89	162	479,993
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	—	(44,051)	—	—	(1,409,095)
Contract maintenance charge	(105)	(35)	(40)	—	(10,719)
Transfers among the sub-accounts and with the
Fixed Account - net	—	(95,280)	97,209	14,219	(2,693)
Increase (decrease) in net assets from contract
transactions	(105)	(139,366)	97,169	14,219	(1,422,507)
INCREASE (DECREASE) IN NET ASSETS	(7,664)	(148,820)	97,258	14,381	(942,514)
NET ASSETS AT BEGINNING OF PERIOD	143,552	166,089	13,113	—	3,588,349
NET ASSETS AT END OF PERIOD	$135,888	$17,269	$110,371	$14,381	$2,645,835

UNITS OUTSTANDING
Units outstanding at beginning of period	12,313	13,062	1,176	—	190,949
Units issued	—	—	13,685	2,122	2,760
Units redeemed	(10)	(11,623)	(4,312)	(581)	(69,640)
Units outstanding at end of period	12,303	1,439	10,549	1,541	124,069
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

				AST
				Fidelity
	AST	AST	AST	Institutional	AST
	Cohen & Steers	Cohen & Steers	Emerging	AMSM	Global
	Global Realty	Realty	Markets Equity	Quantitative*	Bond
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(29)	$(206)	$(76)	$(11,964)	$(208)
Net realized gains (losses)	62	106	54	465,140	(69)
Change in unrealized gains (losses)	350	4,375	(26)	(371,358)	(235)
Increase (decrease) in net assets from operations	383	4,275	(48)	81,818	(512)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(91)	—	(282)	(128,601)	(468)
Contract maintenance charge	(10)	—	(28)	(2,877)	(8)
Transfers among the sub-accounts and with the
Fixed Account - net	—	—	—	(1,021,593)	(5,637)
Increase (decrease) in net assets from contract
transactions	(101)	—	(310)	(1,153,071)	(6,113)
INCREASE (DECREASE) IN NET ASSETS	282	4,275	(358)	(1,071,253)	(6,625)
NET ASSETS AT BEGINNING OF PERIOD	1,647	10,549	4,754	1,071,253	18,554
NET ASSETS AT END OF PERIOD	$1,929	$14,824	$4,396	$—	$11,929

UNITS OUTSTANDING
Units outstanding at beginning of period	109	537	473	70,081	1,842
Units issued	—	—	—	1,531	—
Units redeemed	(7)	—	(29)	(71,612)	(624)
Units outstanding at end of period	102	537	444	—	1,218
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

		AST			AST
	AST	Goldman Sachs	AST		Hotchkis & Wiley
	Goldman Sachs	Small-Cap	Government	AST	Large-Cap
	Multi-Asset*	Value	Money Market	High Yield	Value
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(989)	$(40)	$(4,240)	$(382)	$(20)
Net realized gains (losses)	169,608	117	—	296	12
Change in unrealized gains (losses)	(160,762)	436	—	1,818	390
Increase (decrease) in net assets from operations	7,857	513	(4,240)	1,732	382
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(453)	(131)	(1,407,532)	(517)	—
Contract maintenance charge	(123)	(14)	(5)	(18)	(2)
Transfers among the sub-accounts and with the
Fixed Account - net	(474,654)	—	1,407,467	614	—
Increase (decrease) in net assets from contract
transactions	(475,230)	(145)	(70)	79	(2)
INCREASE (DECREASE) IN NET ASSETS	(467,373)	368	(4,310)	1,811	380
NET ASSETS AT BEGINNING OF PERIOD	467,373	2,188	195,604	33,099	1,369
NET ASSETS AT END OF PERIOD	$—	$2,556	$191,294	$34,910	$1,749

UNITS OUTSTANDING
Units outstanding at beginning of period	31,090	87	23,374	1,765	80
Units issued	83	—	146,833	33	—
Units redeemed	(31,173)	(5)	(146,893)	(27)	—
Units outstanding at end of period	—	82	23,314	1,771	80
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

				AST	AST
	AST	AST	AST	J.P. Morgan	J.P. Morgan
	International	International	Investment	Global	International
	Growth	Value	Grade Bond	Thematic	Equity
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(824)	$(264)	$(19,721)	$(1,728)	$(1,946)
Net realized gains (losses)	992	1,577	54,037	12,963	649
Change in unrealized gains (losses)	6,881	187	(89,538)	2,706	9,734
Increase (decrease) in net assets from operations	7,049	1,500	(55,222)	13,941	8,437
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(723)	—	(76,492)	(29,745)	—
Contract maintenance charge	(25)	(13)	(11,138)	(568)	(3)
Transfers among the sub-accounts and with the
Fixed Account - net	(26)	(7,214)	(243,086)	707	—
Increase (decrease) in net assets from contract
transactions	(774)	(7,227)	(330,716)	(29,606)	(3)
INCREASE (DECREASE) IN NET ASSETS	6,275	(5,727)	(385,938)	(15,665)	8,434
NET ASSETS AT BEGINNING OF PERIOD	63,393	22,070	1,742,020	132,919	94,521
NET ASSETS AT END OF PERIOD	$69,668	$16,343	$1,356,082	$117,254	$102,955

UNITS OUTSTANDING
Units outstanding at beginning of period	3,642	2,186	86,621	7,087	7,573
Units issued	4	—	31,246	163	—
Units redeemed	(45)	(673)	(48,335)	(1,589)	—
Units outstanding at end of period	3,601	1,513	69,532	5,661	7,573
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

	AST		AST
	J.P. Morgan	AST	Loomis Sayles	AST
	Strategic	Large-Cap	Large-Cap	MFS Global	AST
	Opportunities	Core	Growth	Equity	MFS Growth
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(32,850)	$(65)	$(2,993)	$(240)	$(71)
Net realized gains (losses)	73,208	11	42,198	895	72
Change in unrealized gains (losses)	85,071	1,535	(8,269)	2,754	1,245
Increase (decrease) in net assets from operations	125,429	1,481	30,936	3,409	1,246
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(113,191)	(293)	(3,533)	(1,181)	—
Contract maintenance charge	(10,020)	—	(45)	(2)	(14)
Transfers among the sub-accounts and with the
Fixed Account - net	393,441	28,473	(48,573)	—	(1)
Increase (decrease) in net assets from contract
transactions	270,230	28,180	(52,151)	(1,183)	(15)
INCREASE (DECREASE) IN NET ASSETS	395,659	29,661	(21,215)	2,226	1,231
NET ASSETS AT BEGINNING OF PERIOD	1,746,416	—	202,510	22,213	5,668
NET ASSETS AT END OF PERIOD	$2,142,075	$29,661	$181,295	$24,439	$6,899

UNITS OUTSTANDING
Units outstanding at beginning of period	110,982	—	5,957	900	151
Units issued	31,623	2,081	1	—	(1)
Units redeemed	(14,042)	(28)	(1,367)	(44)	—
Units outstanding at end of period	128,563	2,053	4,591	856	150
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

		AST
		Neuberger	AST	AST	AST
	AST	Berman/LSV	Preservation	Prudential	QMA
	Mid-Cap	Mid-Cap	Asset	Growth	US Equity
	Growth	Value	Allocation	Allocation	Alpha*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(732)	$(834)	$(59,414)	$(147,938)	$(218)
Net realized gains (losses)	966	278	254,455	810,018	20,530
Change in unrealized gains (losses)	4,105	13,667	(19,463)	702,228	(13,691)
Increase (decrease) in net assets from operations	4,339	13,111	175,578	1,364,308	6,621
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(829)	—	(515,536)	(1,133,502)	(578)
Contract maintenance charge	(15)	(16)	(15,737)	(54,721)	(7)
Transfers among the sub-accounts and with the
Fixed Account - net	2	34,286	(14,596)	(751,114)	(28,468)
Increase (decrease) in net assets from contract
transactions	(842)	34,270	(545,869)	(1,939,337)	(29,053)
INCREASE (DECREASE) IN NET ASSETS	3,497	47,381	(370,291)	(575,029)	(22,432)
NET ASSETS AT BEGINNING OF PERIOD	49,018	21,392	3,959,281	9,997,658	22,432
NET ASSETS AT END OF PERIOD	$52,515	$68,773	$3,588,990	$9,422,629	$—

UNITS OUTSTANDING
Units outstanding at beginning of period	1,453	1,082	236,275	644,775	1,025
Units issued	1	1,595	741	37,675	—
Units redeemed	(23)	—	(31,198)	(152,216)	(1,025)
Units outstanding at end of period	1,431	2,677	205,818	530,234	—
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

		AST		AST	AST
	AST	Small-Cap	AST	T. Rowe Price	T. Rowe Price
	Small-Cap	Growth	Small-Cap	Asset	Large-Cap
	Growth	Opportunities	Value	Allocation	Growth
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(113)	$(251)	$(494)	$(60,585)	$(127)
Net realized gains (losses)	190	362	349	266,284	116
Change in unrealized gains (losses)	315	(605)	9,802	158,378	1,598
Increase (decrease) in net assets from operations	392	(494)	9,657	364,077	1,587
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(634)	(243)	—	(496,083)	—
Contract maintenance charge	—	(10)	(5)	(9,501)	(8)
Transfers among the sub-accounts and with the
Fixed Account - net	—	83	—	1,009,128	(1)
Increase (decrease) in net assets from contract
transactions	(634)	(170)	(5)	503,544	(9)
INCREASE (DECREASE) IN NET ASSETS	(242)	(664)	9,652	867,621	1,578
NET ASSETS AT BEGINNING OF PERIOD	11,042	18,157	32,320	3,466,662	10,076
NET ASSETS AT END OF PERIOD	$10,800	$17,493	$41,972	$4,334,283	$11,654

UNITS OUTSTANDING
Units outstanding at beginning of period	277	611	1,643	179,762	210
Units issued	—	3	—	49,697	—
Units redeemed	(15)	(9)	—	(26,901)	—
Units outstanding at end of period	262	605	1,643	202,558	210

See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

	AST	AST	AST	AST	AST
	T. Rowe Price	T. Rowe Price	WEDGE Capital	Wellington	Western Asset
	Large-Cap	Natural	Mid-Cap	Management	Core Plus
	Value	Resources	Value*	Hedged Equity	Bond
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(1,929)	$(213)	$(68)	$(3,715)	$(663)
Net realized gains (losses)	738	3,806	22,457	47,472	2,002
Change in unrealized gains (losses)	25,722	(189)	(20,244)	(21,202)	(3,521)
Increase (decrease) in net assets from operations	24,531	3,404	2,145	22,555	(2,182)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(954)	—	—	(119,556)	(2,193)
Contract maintenance charge	(22)	(10)	—	(315)	(21)
Transfers among the sub-accounts and with the
Fixed Account - net	1	(19,096)	(34,289)	1,196	(8,996)
Increase (decrease) in net assets from contract
transactions	(975)	(19,106)	(34,289)	(118,675)	(11,210)
INCREASE (DECREASE) IN NET ASSETS	23,556	(15,702)	(32,144)	(96,120)	(13,392)
NET ASSETS AT BEGINNING OF PERIOD	104,494	21,477	32,144	244,150	67,269
NET ASSETS AT END OF PERIOD	$128,050	$5,775	$—	$148,030	$53,877

UNITS OUTSTANDING
Units outstanding at beginning of period	7,566	2,527	1,833	17,014	4,222
Units issued	—	—	—	202	—
Units redeemed	(56)	(1,968)	(1,833)	(7,776)	(752)
Units outstanding at end of period	7,510	559	—	9,440	3,470
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

		BNY Mellon		BNY Mellon VIF
	BNY Mellon	Sustainable U.S.	BNY Mellon VIF	Growth and	DWS
	Stock Index	Equity Portfolio,	Government	Income	Bond VIP
	Fund, Inc.	Inc	Money Market	Initial Shares	Class A*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(789)	$(70)	$(2,340)	$(200)	$2,462
Net realized gains (losses)	16,721	461	—	2,048	4,969
Change in unrealized gains (losses)	52,731	3,577	—	3,129	(8,995)
Increase (decrease) in net assets from operations	68,663	3,968	(2,340)	4,977	(1,564)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(3,887)	—	(113,802)	(534)	(3,881)
Contract maintenance charge	(143)	(8)	(70)	(32)	—
Transfers among the sub-accounts and with the
Fixed Account - net	5	—	101,637	(640)	(161,440)
Increase (decrease) in net assets from contract
transactions	(4,025)	(8)	(12,235)	(1,206)	(165,321)
INCREASE (DECREASE) IN NET ASSETS	64,638	3,960	(14,575)	3,771	(166,885)
NET ASSETS AT BEGINNING OF PERIOD	258,699	15,536	173,554	21,034	166,885
NET ASSETS AT END OF PERIOD	$323,337	$19,496	$158,979	$24,805	$—

UNITS OUTSTANDING
Units outstanding at beginning of period	7,212	505	17,735	619	8,335
Units issued	—	—	9,658	—	17
Units redeemed	(80)	—	(10,997)	(32)	(8,352)
Units outstanding at end of period	7,132	505	16,396	587	—
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

	DWS		DWS	DWS	DWS
	Capital Growth	DWS	CROCI®	Global Income	Global
	VIP	Core Equity VIP	International VIP	Builder VIP	Small Cap VIP
	Class A	Class A	Class A	Class A	Class A
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(8,635)	$275	$2,364	$8,132	$(2,141)
Net realized gains (losses)	200,130	47,159	(595)	9,545	3,459
Change in unrealized gains (losses)	151,259	81,764	9,446	30,593	75,232
Increase (decrease) in net assets from operations	342,754	129,198	11,215	48,270	76,550
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	180	—	180
Transfers for contract benefits and terminations	(244,011)	(87,386)	(2,416)	(17,491)	(60,428)
Contract maintenance charge	—	—	—	—	—
Transfers among the sub-accounts and with the
Fixed Account - net	3,294	79,371	2,006	7,549	(227)
Increase (decrease) in net assets from contract
transactions	(240,717)	(8,015)	(230)	(9,942)	(60,475)
INCREASE (DECREASE) IN NET ASSETS	102,037	121,183	10,985	38,328	16,075
NET ASSETS AT BEGINNING OF PERIOD	1,730,761	543,900	133,126	484,040	570,847
NET ASSETS AT END OF PERIOD	$1,832,798	$665,083	$144,111	$522,368	$586,922

UNITS OUTSTANDING
Units outstanding at beginning of period	33,210	15,548	9,478	22,107	12,608
Units issued	69	1,996	157	403	410
Units redeemed	(4,476)	(2,258)	(174)	(842)	(1,653)
Units outstanding at end of period	28,803	15,286	9,461	21,668	11,365
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

			Federated
	DWS	DWS	Hermes
	Government	Small Mid Cap	Government	Fidelity VIP	Fidelity VIP
	Money Market	Growth VIP	Money	Contrafund	Contrafund
	VIP Class A*	Class A	Fund II	Initial Class	Service Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(576)	$(2,792)	$(25,890)	$(63,190)	$(461,500)
Net realized gains (losses)	—	24,814	—	1,017,963	5,402,942
Change in unrealized gains (losses)	—	28,624	—	161,055	1,556,475
Increase (decrease) in net assets from operations	(576)	50,646	(25,890)	1,115,828	6,497,917
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	240	60	195	6,091
Transfers for contract benefits and terminations	(4,779)	(27,216)	(311,887)	(695,393)	(3,174,981)
Contract maintenance charge	—	—	(1,666)	(2,275)	(87,376)
Transfers among the sub-accounts and with the
Fixed Account - net	67,204	2,327	(40,112)	(47,561)	(495,219)
Increase (decrease) in net assets from contract
transactions	62,425	(24,649)	(353,605)	(745,034)	(3,751,485)
INCREASE (DECREASE) IN NET ASSETS	61,849	25,997	(379,495)	370,794	2,746,432
NET ASSETS AT BEGINNING OF PERIOD	81,797	395,129	2,013,270	4,737,465	27,177,444
NET ASSETS AT END OF PERIOD	$143,646	$421,126	$1,633,775	$5,108,259	$29,923,876

UNITS OUTSTANDING
Units outstanding at beginning of period	7,971	12,234	180,939	97,558	813,344
Units issued	9,382	140	6,973	5,262	13,616
Units redeemed	(3,255)	(837)	(38,480)	(20,230)	(113,311)
Units outstanding at end of period	14,098	11,537	149,432	82,590	713,649
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Equity-Income	Equity-Income	Freedom 2010	Freedom 2020	Freedom 2030
	Initial Class	Service Class 2	Service Class 2	Service Class 2	Service Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$2,492	$(17)	$(26,817)	$(26,648)	$(7,378)
Net realized gains (losses)	103,581	81,849	151,834	286,868	62,239
Change in unrealized gains (losses)	13,952	31,620	(27,865)	(29,291)	28,096
Increase (decrease) in net assets from operations	120,025	113,452	97,152	230,929	82,957
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	180	—	—	—	—
Transfers for contract benefits and terminations	(11,512)	(66,688)	(367,328)	(446,123)	(111,456)
Contract maintenance charge	(194)	(92)	(7,055)	(12,105)	(2,339)
Transfers among the sub-accounts and with the
Fixed Account - net	(165,098)	(32,479)	33,377	295,594	183,519
Increase (decrease) in net assets from contract
transactions	(176,624)	(99,259)	(341,006)	(162,634)	69,724
INCREASE (DECREASE) IN NET ASSETS	(56,599)	14,193	(243,854)	68,295	152,681
NET ASSETS AT BEGINNING OF PERIOD	534,131	522,073	2,670,162	3,040,088	694,168
NET ASSETS AT END OF PERIOD	$477,532	$536,266	$2,426,308	$3,108,383	$846,849

UNITS OUTSTANDING
Units outstanding at beginning of period	18,639	22,139	150,292	157,630	32,588
Units issued	11	40	2,218	21,554	10,376
Units redeemed	(5,210)	(3,608)	(20,361)	(29,666)	(5,978)
Units outstanding at end of period	13,440	18,571	132,149	149,518	36,986
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

		Fidelity VIP	Fidelity VIP	Fidelity VIP
	Fidelity VIP	Government	Government	Growth	Fidelity VIP
	Freedom Income	Money Market	Money Market	& Income	Growth
	Service Class 2	Initial Class	Service Class 2	Service Class 2	Initial Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(5,654)	$(404,630)	$(678,131)	$16,272	$(57,939)
Net realized gains (losses)	21,619	—	—	394,881	1,182,799
Change in unrealized gains (losses)	(8,479)	—	—	372,843	(315,517)
Increase (decrease) in net assets from operations	7,486	(404,630)	(678,131)	783,996	809,343
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	76,542	7,244	—	1,480
Transfers for contract benefits and terminations	(69,312)	(5,152,888)	(6,434,783)	(379,584)	(483,322)
Contract maintenance charge	(3,080)	(13,440)	(56,717)	(10,622)	(2,132)
Transfers among the sub-accounts and with the
Fixed Account - net	52,929	2,207,952	4,396,742	(211,989)	(213,647)
Increase (decrease) in net assets from contract
transactions	(19,463)	(2,881,834)	(2,087,514)	(602,195)	(697,621)
INCREASE (DECREASE) IN NET ASSETS	(11,977)	(3,286,464)	(2,765,645)	181,801	111,722
NET ASSETS AT BEGINNING OF PERIOD	588,158	30,241,869	39,740,291	3,559,526	3,956,867
NET ASSETS AT END OF PERIOD	$576,181	$26,955,405	$36,974,646	$3,741,327	$4,068,589

UNITS OUTSTANDING
Units outstanding at beginning of period	39,282	3,081,362	4,281,585	133,156	102,754
Units issued	3,557	936,064	776,507	1,042	318
Units redeemed	(4,772)	(1,232,955)	(1,004,172)	(20,847)	(17,532)
Units outstanding at end of period	38,067	2,784,471	4,053,920	113,351	85,540
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

	Fidelity VIP
	Growth	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Opportunities	Growth	High Income	High Income	Index 500
	Service Class 2	Service Class 2	Initial Class	Service Class 2	Initial Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(45,092)	$(3,222)	$6,529	$44,748	$(6,299)
Net realized gains (losses)	409,060	51,780	(1,404)	(13,524)	410,121
Change in unrealized gains (losses)	(110,222)	(10,831)	437	2,850	502,243
Increase (decrease) in net assets from operations	253,746	37,727	5,562	34,074	906,065
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	40,000	—	—	—	6,735
Transfers for contract benefits and terminations	(298,801)	(17,963)	(35,016)	(153,139)	(451,480)
Contract maintenance charge	(6,266)	(16)	(161)	(2,504)	(1,475)
Transfers among the sub-accounts and with the
Fixed Account - net	133,684	(34)	7,546	(179,394)	(23,297)
Increase (decrease) in net assets from contract
transactions	(131,383)	(18,013)	(27,631)	(335,037)	(469,517)
INCREASE (DECREASE) IN NET ASSETS	122,363	19,714	(22,069)	(300,963)	436,548
NET ASSETS AT BEGINNING OF PERIOD	2,454,712	181,595	188,491	1,581,746	3,534,496
NET ASSETS AT END OF PERIOD	$2,577,075	$201,309	$166,422	$1,280,783	$3,971,044

UNITS OUTSTANDING
Units outstanding at beginning of period	40,701	4,980	9,752	82,820	117,744
Units issued	2,994	—	517	2,398	3,890
Units redeemed	(4,864)	(335)	(1,965)	(19,629)	(16,938)
Units outstanding at end of period	38,831	4,645	8,304	65,589	104,696
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

		Fidelity VIP	Fidelity VIP
	Fidelity VIP	Investment	Investment	Fidelity VIP	Fidelity VIP
	Index 500	Grade Bond	Grade Bond	Mid Cap	Overseas
	Service Class 2	Initial Class	Service Class 2	Service Class 2	Initial Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(71,634)	$4,499	$3	$(96,498)	$(5,669)
Net realized gains (losses)	2,100,920	22,222	22	1,495,824	60,370
Change in unrealized gains (losses)	43,979	(38,432)	(43)	76,952	46,616
Increase (decrease) in net assets from operations	2,073,265	(11,711)	(18)	1,476,278	101,317
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	150	—	—	3,400
Transfers for contract benefits and terminations	(2,561,899)	(67,090)	—	(842,888)	(25,846)
Contract maintenance charge	(20,456)	(322)	(2)	(21,757)	(280)
Transfers among the sub-accounts and with the
Fixed Account - net	(986,998)	20,324	93	(250,526)	3,523
Increase (decrease) in net assets from contract
transactions	(3,569,353)	(46,938)	91	(1,115,171)	(19,203)
INCREASE (DECREASE) IN NET ASSETS	(1,496,088)	(58,649)	73	361,107	82,114
NET ASSETS AT BEGINNING OF PERIOD	9,175,683	650,782	746	6,703,859	582,970
NET ASSETS AT END OF PERIOD	$7,679,595	$592,133	$819	$7,064,966	$665,084

UNITS OUTSTANDING
Units outstanding at beginning of period	316,114	28,043	42	249,029	30,281
Units issued	21,044	839	5	9,534	833
Units redeemed	(126,561)	(2,917)	—	(46,853)	(1,891)
Units outstanding at end of period	210,597	25,965	47	211,710	29,223
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

			Franklin		Franklin
	Fidelity VIP	Franklin	Growth	Franklin	Large Cap
	Overseas	DynaTech	and Income	Income	Growth
	Service Class 2	VIP Class 2*	VIP Class 2	VIP Class 2	VIP Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(92)	$(21,080)	$129,098	$1,551,351	$(281,031)
Net realized gains (losses)	3,183	147,347	1,208,430	522,042	3,533,370
Change in unrealized gains (losses)	(2,165)	37,406	1,871,671	4,969,625	(1,014,735)
Increase (decrease) in net assets from operations	926	163,673	3,209,199	7,043,018	2,237,604
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	1,103	12,755	12,080
Transfers for contract benefits and terminations	(6,829)	(163,250)	(1,711,415)	(6,377,431)	(2,480,184)
Contract maintenance charge	(1)	(4,294)	(50,442)	(86,586)	(39,382)
Transfers among the sub-accounts and with the
Fixed Account - net	(10)	68,184	(560,027)	834,819	(464,738)
Increase (decrease) in net assets from contract
transactions	(6,840)	(99,360)	(2,320,781)	(5,616,443)	(2,972,224)
INCREASE (DECREASE) IN NET ASSETS	(5,914)	64,313	888,418	1,426,575	(734,620)
NET ASSETS AT BEGINNING OF PERIOD	6,204	1,139,900	14,796,808	49,942,594	17,434,776
NET ASSETS AT END OF PERIOD	$290	$1,204,213	$15,685,226	$51,369,169	$16,700,156

UNITS OUTSTANDING
Units outstanding at beginning of period	237	28,839	448,216	2,408,333	466,703
Units issued	—	3,421	9,392	137,894	25,510
Units redeemed	(228)	(5,680)	(71,679)	(390,813)	(96,927)
Units outstanding at end of period	9	26,580	385,929	2,155,414	395,286
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

	Franklin			Franklin	Franklin
	Mutual Global	Franklin	Franklin	Small-Mid	U.S. Government
	Discovery	Mutual Shares	Small Cap Value	Cap Growth	Securities
	VIP Class 2	VIP Class 2	VIP Class 2	VIP Class 2	VIP Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$58,030	$362,255	$(101,842)	$(16,876)	$49,809
Net realized gains (losses)	15,038	336,923	735,210	164,303	(43,680)
Change in unrealized gains (losses)	837,866	4,071,176	2,721,622	(58,843)	(220,147)
Increase (decrease) in net assets from operations	910,934	4,770,354	3,354,990	88,584	(214,018)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	700	13,354	46,394	20,000	56
Transfers for contract benefits and terminations	(644,473)	(3,241,924)	(1,921,660)	(87,866)	(817,867)
Contract maintenance charge	(16,660)	(64,913)	(39,345)	(4,177)	(24,776)
Transfers among the sub-accounts and with the
Fixed Account - net	(89,717)	(591,729)	90,026	24,012	(5,869)
Increase (decrease) in net assets from contract
transactions	(750,150)	(3,885,212)	(1,824,585)	(48,031)	(848,456)
INCREASE (DECREASE) IN NET ASSETS	160,784	885,142	1,530,405	40,553	(1,062,474)
NET ASSETS AT BEGINNING OF PERIOD	5,468,308	28,726,440	14,853,131	1,003,759	6,709,368
NET ASSETS AT END OF PERIOD	$5,629,092	$29,611,582	$16,383,536	$1,044,312	$5,646,894

UNITS OUTSTANDING
Units outstanding at beginning of period	291,905	1,242,353	361,104	15,291	525,617
Units issued	2,629	37,031	34,625	1,206	50,497
Units redeemed	(38,081)	(181,719)	(65,583)	(1,796)	(119,063)
Units outstanding at end of period	256,453	1,097,665	330,146	14,701	457,051

See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

	Goldman Sachs	Goldman Sachs	Goldman Sachs	Goldman Sachs	Goldman Sachs
	VIT Large	VIT Mid	VIT Small Cap	VIT Strategic	VIT U.S.
	Cap Value	Cap Value	Equity Insights	Growth	Equity Insights
	Institutional	Institutional	Institutional	Institutional	Institutional
	Shares	Shares	Shares	Shares	Shares
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(9,164)	$(18,722)	$(39,089)	$(96)	$(27,278)
Net realized gains (losses)	187,376	257,052	756,061	852	897,918
Change in unrealized gains (losses)	109,555	164,143	(121,667)	410	(188,237)
Increase (decrease) in net assets from operations	287,767	402,473	595,305	1,166	682,403
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(152,195)	(75,404)	(290,085)	—	(620,744)
Contract maintenance charge	(2,929)	(2,998)	(6,130)	(16)	(5,495)
Transfers among the sub-accounts and with the
Fixed Account - net	(89,431)	(59,188)	(85,347)	(2)	(212,003)
Increase (decrease) in net assets from contract
transactions	(244,555)	(137,590)	(381,562)	(18)	(838,242)
INCREASE (DECREASE) IN NET ASSETS	43,212	264,883	213,743	1,148	(155,839)
NET ASSETS AT BEGINNING OF PERIOD	1,402,878	1,461,553	2,833,262	5,815	2,861,478
NET ASSETS AT END OF PERIOD	$1,446,090	$1,726,436	$3,047,005	$6,963	$2,705,639

UNITS OUTSTANDING
Units outstanding at beginning of period	69,258	53,354	113,403	134	95,156
Units issued	986	8	1,839	—	1,512
Units redeemed	(11,216)	(4,383)	(15,005)	—	(25,753)
Units outstanding at end of period	59,028	48,979	100,237	134	70,915
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

	Invesco V.I.	Invesco V.I.			Invesco V.I.
	American	American	Invesco V.I.	Invesco V.I.	Capital
	Franchise	Franchise	American Value	American Value	Appreciation
	Series I	Series II	Series I*	Series II*	Series I*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(1,430,776)	$(389,431)	$(364,281)	$(208,446)	$(59,623)
Net realized gains (losses)	17,724,551	3,990,960	710,680	499,753	506,096
Change in unrealized gains (losses)	(6,773,000)	(1,586,172)	5,834,291	2,611,239	386,426
Increase (decrease) in net assets from operations	9,520,775	2,015,357	6,180,690	2,902,546	832,899
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	25,082	819	5,070	9,658	26,580
Transfers for contract benefits and terminations	(9,607,060)	(1,610,282)	(2,240,387)	(1,774,275)	(626,493)
Contract maintenance charge	(32,156)	(38,618)	(20,018)	(41,581)	(1,643)
Transfers among the sub-accounts and with the
Fixed Account - net	(859,232)	(45,025)	5,736,447	1,937,117	(11,791)
Increase (decrease) in net assets from contract
transactions	(10,473,366)	(1,693,106)	3,481,112	130,919	(613,347)
INCREASE (DECREASE) IN NET ASSETS	(952,591)	322,251	9,661,802	3,033,465	219,552
NET ASSETS AT BEGINNING OF PERIOD	95,098,248	21,304,445	23,724,760	11,764,043	4,068,375
NET ASSETS AT END OF PERIOD	$94,145,657	$21,626,696	$33,386,562	$14,797,508	$4,287,927

UNITS OUTSTANDING
Units outstanding at beginning of period	2,722,083	592,629	878,530	355,665	122,421
Units issued	71,960	16,171	695,611	89,808	999
Units redeemed	(354,062)	(61,065)	(174,632)	(75,061)	(16,736)
Units outstanding at end of period	2,439,981	547,735	1,399,509	370,412	106,684
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

	Invesco V.I.			Invesco V.I.	Invesco V.I.
	Capital	Invesco V.I.	Invesco V.I.	Conservative	Conservative
	Appreciation	Comstock	Comstock	Balanced	Balanced
	Series II*	Series I	Series II	Series I*	Series II*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(267,635)	$61,627	$(95,747)	$947	$(17,545)
Net realized gains (losses)	2,082,729	794,274	2,603,334	63,028	368,086
Change in unrealized gains (losses)	1,233,121	4,123,931	12,446,016	26,045	47,263
Increase (decrease) in net assets from operations	3,048,215	4,979,832	14,953,603	90,020	397,804
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	23,472	120	21,898	—	675
Transfers for contract benefits and terminations	(2,111,354)	(1,831,842)	(5,998,347)	(3,234)	(400,099)
Contract maintenance charge	(42,795)	(5,463)	(86,174)	(338)	(18,762)
Transfers among the sub-accounts and with the
Fixed Account - net	(400,838)	280,997	(1,651,133)	(648)	131,527
Increase (decrease) in net assets from contract
transactions	(2,531,515)	(1,556,188)	(7,713,756)	(4,220)	(286,659)
INCREASE (DECREASE) IN NET ASSETS	516,700	3,423,644	7,239,847	85,800	111,145
NET ASSETS AT BEGINNING OF PERIOD	16,035,060	16,336,377	51,314,883	994,972	4,918,772
NET ASSETS AT END OF PERIOD	$16,551,760	$19,760,021	$58,554,730	$1,080,772	$5,029,917

UNITS OUTSTANDING
Units outstanding at beginning of period	395,652	602,356	1,967,909	51,054	245,973
Units issued	14,086	51,412	46,937	688	9,988
Units redeemed	(70,254)	(99,305)	(293,206)	(983)	(23,675)
Units outstanding at end of period	339,484	554,463	1,721,640	50,759	232,286
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Core Bond	Core Bond	Core Equity	Core Equity	Core Plus Bond
	Series I*	Series II*	Series I	Series II	Series I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$3,517	$17,851	$(462,416)	$(14,263)	$5,119
Net realized gains (losses)	13,275	254,898	2,576,757	47,859	157,334
Change in unrealized gains (losses)	(30,348)	(548,486)	11,393,917	189,824	(295,351)
Increase (decrease) in net assets from operations	(13,556)	(275,737)	13,508,258	223,420	(132,898)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,220	9,095	2,088	—	150
Transfers for contract benefits and terminations	(46,250)	(1,585,571)	(5,436,925)	(125,918)	(505,382)
Contract maintenance charge	(247)	(23,654)	(21,932)	(1,174)	(1,255)
Transfers among the sub-accounts and with the
Fixed Account - net	22,529	304,469	(745,853)	(19,470)	(878,365)
Increase (decrease) in net assets from contract
transactions	(22,748)	(1,295,661)	(6,202,622)	(146,562)	(1,384,852)
INCREASE (DECREASE) IN NET ASSETS	(36,304)	(1,571,398)	7,305,636	76,858	(1,517,750)
NET ASSETS AT BEGINNING OF PERIOD	469,811	8,738,643	54,821,097	957,174	6,599,108
NET ASSETS AT END OF PERIOD	$433,507	$7,167,245	$62,126,733	$1,034,032	$5,081,358

UNITS OUTSTANDING
Units outstanding at beginning of period	31,639	827,679	1,883,857	42,776	368,537
Units issued	1,559	49,745	36,736	1,270	20,563
Units redeemed	(3,127)	(175,821)	(223,201)	(7,343)	(100,077)
Units outstanding at end of period	30,071	701,603	1,697,392	36,703	289,023
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

		Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Invesco V.I.	Discovery Mid	Discovery Mid	Diversified	Diversified
	Core Plus Bond	Cap Growth	Cap Growth	Dividend	Dividend
	Series II	Series I*	Series II*	Series I	Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(253)	$(121,540)	$(248,209)	$716,869	$33,481
Net realized gains (losses)	11,813	1,417,260	2,722,485	6,882,237	1,640,764
Change in unrealized gains (losses)	(20,362)	77,535	(200,880)	8,015,742	1,943,097
Increase (decrease) in net assets from operations	(8,802)	1,373,255	2,273,396	15,614,848	3,617,342
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	180	34,845	63,269	1,982
Transfers for contract benefits and terminations	(235)	(682,497)	(1,475,363)	(10,885,748)	(2,554,513)
Contract maintenance charge	—	(1,891)	(37,069)	(30,457)	(23,823)
Transfers among the sub-accounts and with the
Fixed Account - net	21,133	26,566	(234,806)	(67,641)	(459,184)
Increase (decrease) in net assets from contract
transactions	20,898	(657,642)	(1,712,393)	(10,920,577)	(3,035,538)
INCREASE (DECREASE) IN NET ASSETS	12,096	715,613	561,003	4,694,271	581,804
NET ASSETS AT BEGINNING OF PERIOD	329,919	8,145,454	14,353,988	95,188,156	23,122,278
NET ASSETS AT END OF PERIOD	$342,015	$8,861,067	$14,914,991	$99,882,427	$23,704,082

UNITS OUTSTANDING
Units outstanding at beginning of period	20,635	533,896	601,713	1,533,156	1,034,458
Units issued	1,379	34,077	52,660	72,706	28,188
Units redeemed	(15)	(70,599)	(123,693)	(221,985)	(153,401)
Units outstanding at end of period	21,999	497,374	530,680	1,383,877	909,245
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Equity	Equity	Global	Global	Invesco V.I.
	and Income	and Income	Core Equity	Core Equity	Global
	Series I*	Series II*	Series I	Series II	Series I*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$124,187	$(19,679)	$(97,821)	$(110,337)	$(38,443)
Net realized gains (losses)	634,348	1,015,576	4,075,852	2,189,765	300,051
Change in unrealized gains (losses)	2,145,067	2,089,525	(1,260,226)	(717,733)	112,842
Increase (decrease) in net assets from operations	2,903,602	3,085,422	2,717,805	1,361,695	374,450
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	168	1,525	1,000	1,468	20,620
Transfers for contract benefits and terminations	(1,990,443)	(2,498,548)	(1,956,285)	(1,023,704)	(319,557)
Contract maintenance charge	(6,224)	(29,797)	(6,602)	(13,094)	(1,169)
Transfers among the sub-accounts and with the
Fixed Account - net	5,545,661	(421,135)	(187,018)	(243,451)	(21,907)
Increase (decrease) in net assets from contract
transactions	3,549,162	(2,947,955)	(2,148,905)	(1,278,781)	(322,013)
INCREASE (DECREASE) IN NET ASSETS	6,452,764	137,467	568,900	82,914	52,437
NET ASSETS AT BEGINNING OF PERIOD	16,135,113	19,768,844	19,715,022	10,360,856	2,709,289
NET ASSETS AT END OF PERIOD	$22,587,877	$19,906,311	$20,283,922	$10,443,770	$2,761,726

UNITS OUTSTANDING
Units outstanding at beginning of period	644,143	761,660	622,147	550,388	53,045
Units issued	276,983	21,046	11,522	10,360	639
Units redeemed	(112,042)	(119,967)	(73,702)	(72,749)	(6,050)
Units outstanding at end of period	809,084	662,739	559,967	487,999	47,634
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

		Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Invesco V.I.	Global	Global	Government	Government
	Global	Strategic Income	Strategic Income	Money Market	Money Market
	Series II*	Series I*	Series II*	Series I	Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(121,240)	$18,815	$584,416	$(40,710)	$(1,102)
Net realized gains (losses)	813,967	(5,988)	(245,450)	—	—
Change in unrealized gains (losses)	247,777	(43,241)	(1,543,548)	—	—
Increase (decrease) in net assets from operations	940,504	(30,414)	(1,204,582)	(40,710)	(1,102)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	16,147	310	11,160	—	—
Transfers for contract benefits and terminations	(580,370)	(69,716)	(2,671,859)	(495,456)	(3,131)
Contract maintenance charge	(22,805)	(244)	(59,388)	(2,247)	—
Transfers among the sub-accounts and with the
Fixed Account - net	(165,577)	(6,421)	1,593,535	(243,709)	(84,676)
Increase (decrease) in net assets from contract
transactions	(752,605)	(76,071)	(1,126,552)	(741,412)	(87,807)
INCREASE (DECREASE) IN NET ASSETS	187,899	(106,485)	(2,331,134)	(782,122)	(88,909)
NET ASSETS AT BEGINNING OF PERIOD	7,242,288	671,985	24,071,318	3,522,080	93,737
NET ASSETS AT END OF PERIOD	$7,430,187	$565,500	$21,740,184	$2,739,958	$4,828

UNITS OUTSTANDING
Units outstanding at beginning of period	140,583	48,999	1,238,291	323,190	10,902
Units issued	4,414	3,295	117,103	28,845	895
Units redeemed	(18,141)	(7,244)	(176,289)	(99,349)	(11,465)
Units outstanding at end of period	126,856	45,050	1,179,105	252,686	332
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Government	Government	Growth	Invesco V.I.	Invesco V.I.
	Securities	Securities	and Income	High Yield	High Yield
	Series I	Series II	Series II	Series I	Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$42,697	$1,046	$(107,804)	$255,424	$137,107
Net realized gains (losses)	(15,086)	(75)	774,351	(39,104)	(46,252)
Change in unrealized gains (losses)	(219,431)	(10,066)	5,786,010	12,020	19,491
Increase (decrease) in net assets from operations	(191,820)	(9,095)	6,452,557	228,340	110,346
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	(988)	—	1,492	—	306
Transfers for contract benefits and terminations	(248,402)	(144)	(3,498,772)	(695,902)	(656,087)
Contract maintenance charge	(1,771)	—	(79,280)	(3,063)	(5,930)
Transfers among the sub-accounts and with the
Fixed Account - net	(628,043)	(3)	(1,285,969)	(8,448)	411,410
Increase (decrease) in net assets from contract
transactions	(879,204)	(147)	(4,862,529)	(707,413)	(250,301)
INCREASE (DECREASE) IN NET ASSETS	(1,071,024)	(9,242)	1,590,028	(479,073)	(139,955)
NET ASSETS AT BEGINNING OF PERIOD	5,720,392	221,921	26,437,505	7,962,699	5,290,913
NET ASSETS AT END OF PERIOD	$4,649,368	$212,679	$28,027,533	$7,483,626	$5,150,958

UNITS OUTSTANDING
Units outstanding at beginning of period	328,199	16,333	818,858	383,374	397,814
Units issued	16,139	—	9,589	18,628	51,364
Units redeemed	(70,159)	(12)	(138,149)	(54,236)	(53,494)
Units outstanding at end of period	274,179	16,321	690,298	347,766	395,684
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	International	International	Main Street	Main Street	Invesco V.I.
	Growth	Growth	Mid Cap	Mid Cap	Main Street
	Series I	Series II	Series I*	Series II*	Series I*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(24,021)	$(9,387)	$(82,565)	$(11,929)	$(10,259)
Net realized gains (losses)	1,582,593	139,746	37,009	(3,717)	137,836
Change in unrealized gains (losses)	(935,825)	(80,489)	1,590,301	160,425	154,409
Increase (decrease) in net assets from operations	622,747	49,870	1,544,745	144,779	281,986
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	208	—	180	—	—
Transfers for contract benefits and terminations	(935,568)	(161,576)	(672,298)	(80,161)	(208,035)
Contract maintenance charge	(4,193)	(4,550)	(1,701)	(538)	(527)
Transfers among the sub-accounts and with the
Fixed Account - net	(208,859)	50,623	341,130	(2,390)	(1,345)
Increase (decrease) in net assets from contract
transactions	(1,148,412)	(115,503)	(332,689)	(83,089)	(209,907)
INCREASE (DECREASE) IN NET ASSETS	(525,665)	(65,633)	1,212,056	61,690	72,079
NET ASSETS AT BEGINNING OF PERIOD	14,140,296	1,342,196	7,371,634	747,741	1,158,270
NET ASSETS AT END OF PERIOD	$13,614,631	$1,276,563	$8,583,690	$809,431	$1,230,349

UNITS OUTSTANDING
Units outstanding at beginning of period	505,792	88,405	247,302	31,578	42,666
Units issued	14,075	4,771	21,919	233	512
Units redeemed	(56,724)	(12,816)	(31,398)	(3,483)	(7,443)
Units outstanding at end of period	463,143	80,360	237,823	28,328	35,735
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

		Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Invesco V.I.	Main Street	Main Street	Managed	Managed
	Main Street	Small Cap	Small Cap	Volatility	Volatility
	Series II*	Series I*	Series II*	Series I*	Series II*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(291,536)	$(14,275)	$(163,035)	$66,867	$702
Net realized gains (losses)	2,679,648	172,364	1,482,852	(363,959)	(8,124)
Change in unrealized gains (losses)	3,156,927	102,104	718,499	598,050	11,301
Increase (decrease) in net assets from operations	5,545,039	260,193	2,038,316	300,958	3,879
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	27,400	1,970	3,947	988	—
Transfers for contract benefits and terminations	(2,960,152)	(200,230)	(1,439,770)	(100,041)	(32)
Contract maintenance charge	(66,523)	(936)	(33,772)	(533)	—
Transfers among the sub-accounts and with the
Fixed Account - net	(1,382,433)	(20,953)	(458,021)	(4,407,630)	(57,878)
Increase (decrease) in net assets from contract
transactions	(4,381,708)	(220,149)	(1,927,616)	(4,507,216)	(57,910)
INCREASE (DECREASE) IN NET ASSETS	1,163,331	40,044	110,700	(4,206,258)	(54,031)
NET ASSETS AT BEGINNING OF PERIOD	23,861,667	1,297,911	10,539,295	4,206,258	54,031
NET ASSETS AT END OF PERIOD	$25,024,998	$1,337,955	$10,649,995	$—	$—

UNITS OUTSTANDING
Units outstanding at beginning of period	641,552	22,586	200,940	148,216	2,021
Units issued	8,502	358	3,557	927	—
Units redeemed	(110,756)	(3,588)	(35,649)	(149,143)	(2,021)
Units outstanding at end of period	539,298	19,356	168,848	—	—

See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

					Invesco V.I.
	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Value
	S&P 500 Index	S&P 500 Index	Technology	Technology	Opportunities
	Series I	Series II	Series I	Series II	Series I*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(112,963)	$(356,931)	$(64,763)	$(70)	$19,400
Net realized gains (losses)	6,363,562	8,262,199	988,540	1,855	276,772
Change in unrealized gains (losses)	2,299,524	3,690,364	(327,173)	(1,130)	890,366
Increase (decrease) in net assets from operations	8,550,123	11,595,632	596,604	655	1,186,538
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	3,400	3,787	1,200	—	56
Transfers for contract benefits and terminations	(6,960,084)	(5,001,186)	(391,096)	(2,692)	(92,892)
Contract maintenance charge	(7,799)	(59,775)	(1,213)	—	(737)
Transfers among the sub-accounts and with the
Fixed Account - net	1,041,444	(1,349,636)	(506,780)	(2)	(6,081,963)
Increase (decrease) in net assets from contract
transactions	(5,923,039)	(6,406,810)	(897,889)	(2,694)	(6,175,536)
INCREASE (DECREASE) IN NET ASSETS	2,627,084	5,188,822	(301,285)	(2,039)	(4,988,998)
NET ASSETS AT BEGINNING OF PERIOD	34,601,863	48,136,173	4,779,045	5,836	4,988,998
NET ASSETS AT END OF PERIOD	$37,228,947	$53,324,995	$4,477,760	$3,797	$—

UNITS OUTSTANDING
Units outstanding at beginning of period	1,049,397	1,684,070	100,457	128	240,557
Units issued	61,780	42,624	6,689	—	2,097
Units redeemed	(230,417)	(238,828)	(24,016)	(53)	(242,654)
Units outstanding at end of period	880,760	1,487,866	83,130	75	—
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

				Legg Mason
				Partners
	Invesco V.I.	Janus Henderson	Lazard Retirement	Clearbridge
	Value	VIT Forty	Series Emerging	Variable Large
	Opportunities	Institutional	Market Equity	Cap Value	Lord Abbet
	Series II*	Shares	Service Shares	Class I	Bond Debenture
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(3,599)	$(4)	$1	$(5)	$114,524
Net realized gains (losses)	305,012	39	1	98	264,822
Change in unrealized gains (losses)	243,407	16	6	104	(217,242)
Increase (decrease) in net assets from operations	544,820	51	8	197	162,104
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	3,880
Transfers for contract benefits and terminations	(126,522)	—	—	—	(1,483,902)
Contract maintenance charge	(171)	(1)	(1)	(5)	(27,113)
Transfers among the sub-accounts and with the
Fixed Account - net	(2,815,452)	(12)	(2)	(79)	273,849
Increase (decrease) in net assets from contract
transactions	(2,942,145)	(13)	(3)	(84)	(1,233,286)
INCREASE (DECREASE) IN NET ASSETS	(2,397,325)	38	5	113	(1,071,182)
NET ASSETS AT BEGINNING OF PERIOD	2,397,325	248	202	822	10,224,743
NET ASSETS AT END OF PERIOD	$—	$286	$207	$935	$9,153,561

UNITS OUTSTANDING
Units outstanding at beginning of period	113,947	4	4	29	469,742
Units issued	451	—	—	—	21,399
Units redeemed	(114,398)	—	—	(2)	(75,298)
Units outstanding at end of period	—	4	4	27	415,843
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

	Lord Abbet	Lord Abbet	Lord Abbet	Lord Abbet	MFS VIT
	Fundamental	Growth	Growth	Mid Cap	Growth
	Equity	and Income	Opportunities	Stock	Initial Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(19,851)	$(38,783)	$(70,895)	$(89,144)	$(15,575)
Net realized gains (losses)	152,474	989,720	1,168,856	1,147,360	216,665
Change in unrealized gains (losses)	366,987	510,481	(869,895)	770,049	19,606
Increase (decrease) in net assets from operations	499,610	1,461,418	228,066	1,828,265	220,696
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	724	9,482	3,918	990	—
Transfers for contract benefits and terminations	(351,894)	(1,065,666)	(1,128,891)	(1,220,084)	(90,951)
Contract maintenance charge	(3,928)	(16,019)	(10,318)	(15,386)	(403)
Transfers among the sub-accounts and with the
Fixed Account - net	(38,998)	(262,983)	(27,315)	(279,986)	(9,298)
Increase (decrease) in net assets from contract
transactions	(394,096)	(1,335,186)	(1,162,606)	(1,514,466)	(100,652)
INCREASE (DECREASE) IN NET ASSETS	105,514	126,232	(934,540)	313,799	120,044
NET ASSETS AT BEGINNING OF PERIOD	2,143,873	5,962,721	4,839,366	7,410,391	1,045,516
NET ASSETS AT END OF PERIOD	$2,249,387	$6,088,953	$3,904,826	$7,724,190	$1,165,560

UNITS OUTSTANDING
Units outstanding at beginning of period	83,688	279,007	105,504	363,473	24,993
Units issued	415	6,882	2,274	8,285	344
Units redeemed	(13,990)	(61,653)	(26,170)	(71,759)	(2,716)
Units outstanding at end of period	70,113	224,236	81,608	299,999	22,621
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

	MFS VIT	MFS VIT	MFS VIT	MFS VIT	MFS VIT
	Growth	High Yield	Investors Trust	Investors Trust	New Discovery
	Service Class	Initial Class	Initial Class	Service Class	Initial Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(1,202)	$5,023	$(6,570)	$(1,788)	$(18,130)
Net realized gains (losses)	12,911	(711)	79,730	12,465	266,071
Change in unrealized gains (losses)	2,619	1,065	100,996	24,233	(238,446)
Increase (decrease) in net assets from operations	14,328	5,377	174,156	34,910	9,495
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	420
Transfers for contract benefits and terminations	(44)	(9,432)	(102,592)	(7,046)	(113,607)
Contract maintenance charge	(18)	(72)	(376)	(11)	(769)
Transfers among the sub-accounts and with the
Fixed Account - net	(1,687)	401,271	(2,129)	(8,479)	(14,385)
Increase (decrease) in net assets from contract
transactions	(1,749)	391,767	(105,097)	(15,536)	(128,341)
INCREASE (DECREASE) IN NET ASSETS	12,579	397,144	69,059	19,374	(118,846)
NET ASSETS AT BEGINNING OF PERIOD	66,816	164,097	780,750	151,964	1,380,896
NET ASSETS AT END OF PERIOD	$79,395	$561,241	$849,809	$171,338	$1,262,050

UNITS OUTSTANDING
Units outstanding at beginning of period	1,792	6,868	27,928	5,441	21,113
Units issued	24	16,482	697	—	233
Units redeemed	(60)	(397)	(4,123)	(505)	(2,047)
Units outstanding at end of period	1,756	22,953	24,502	4,936	19,299
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

				MFS VIT
	MFS VIT	MFS VIT	MFS VIT	Total Return	MFS VIT
	New Discovery	Research	Research	Bond	Utilities
	Service Class	Initial Class	Service Class	Initial Class	Initial Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(1,508)	$(4,721)	$(535)	$9,275	$759
Net realized gains (losses)	21,663	67,511	3,717	2,764	14,143
Change in unrealized gains (losses)	(20,126)	39,969	5,814	(25,456)	9,730
Increase (decrease) in net assets from operations	29	102,759	8,996	(13,417)	24,632
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	—	(92,144)	(2,032)	(36,223)	(21,936)
Contract maintenance charge	(26)	(106)	(4)	(274)	(30)
Transfers among the sub-accounts and with the
Fixed Account - net	(10,660)	(30)	(16)	4,956	—
Increase (decrease) in net assets from contract
transactions	(10,686)	(92,280)	(2,052)	(31,541)	(21,966)
INCREASE (DECREASE) IN NET ASSETS	(10,657)	10,479	6,944	(44,958)	2,666
NET ASSETS AT BEGINNING OF PERIOD	107,167	477,244	41,219	663,577	201,402
NET ASSETS AT END OF PERIOD	$96,510	$487,723	$48,163	$618,619	$204,068

UNITS OUTSTANDING
Units outstanding at beginning of period	2,319	17,172	1,413	28,038	4,713
Units issued	8	255	—	209	—
Units redeemed	(247)	(3,670)	(67)	(1,597)	(489)
Units outstanding at end of period	2,080	13,757	1,346	26,650	4,224
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

		Morgan Stanley			Morgan Stanley
	MFS VIT	VIF Core Plus	Morgan Stanley	Morgan Stanley	VIF Emerging
	Utilities	Fixed Income	VIF Discovery	VIF Discovery	Markets Debt
	Service Class	Class I	Class I	Class II	Class II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(594)	$4,116	$(508,619)	$(334,109)	$141,294
Net realized gains (losses)	60,667	11,304	12,871,595	8,929,427	(57,611)
Change in unrealized gains (losses)	(37,933)	(18,654)	(15,826,293)	(10,753,990)	(230,338)
Increase (decrease) in net assets from operations	22,140	(3,234)	(3,463,317)	(2,158,672)	(146,655)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	11,285	46,880	1,482
Transfers for contract benefits and terminations	(121,693)	(36,452)	(2,416,402)	(2,866,817)	(550,232)
Contract maintenance charge	(2)	(83)	(3,198)	(64,022)	(8,370)
Transfers among the sub-accounts and with the
Fixed Account - net	(48,429)	17,729	(716,025)	312,508	207,216
Increase (decrease) in net assets from contract
transactions	(170,124)	(18,806)	(3,124,340)	(2,571,451)	(349,904)
INCREASE (DECREASE) IN NET ASSETS	(147,984)	(22,040)	(6,587,657)	(4,730,123)	(496,559)
NET ASSETS AT BEGINNING OF PERIOD	280,453	177,992	31,499,514	20,475,886	4,256,991
NET ASSETS AT END OF PERIOD	$132,469	$155,952	$24,911,857	$15,745,763	$3,760,432

UNITS OUTSTANDING
Units outstanding at beginning of period	7,737	9,755	292,650	199,986	150,983
Units issued	—	1,211	7,555	13,487	10,561
Units redeemed	(4,611)	(2,455)	(35,045)	(37,623)	(22,909)
Units outstanding at end of period	3,126	8,511	265,160	175,850	138,635
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

	Morgan Stanley	Morgan Stanley	Morgan Stanley	Morgan Stanley	Morgan Stanley
	VIF Emerging	VIF Emerging	VIF Global	VIF Global	VIF Global
	Markets Equity	Markets Equity	Franchise	Infrastructure	Infrastructure
	Class I	Class II	Class II	Class I	Class II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(98,274)	$(26,386)	$(233,711)	$260,935	$50,813
Net realized gains (losses)	289,426	63,062	2,232,871	867,310	286,269
Change in unrealized gains (losses)	(16,939)	5,915	2,088,263	1,776,258	606,369
Increase (decrease) in net assets from operations	174,213	42,591	4,087,423	2,904,503	943,451
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	8,580	—	31,226	10,154	28,196
Transfers for contract benefits and terminations	(722,634)	(200,491)	(2,631,296)	(3,126,255)	(580,782)
Contract maintenance charge	(2,669)	(10,657)	(56,971)	(7,288)	(3,945)
Transfers among the sub-accounts and with the
Fixed Account - net	162,089	51,607	(135,394)	(363,640)	89,728
Increase (decrease) in net assets from contract
transactions	(554,634)	(159,541)	(2,792,435)	(3,487,029)	(466,803)
INCREASE (DECREASE) IN NET ASSETS	(380,421)	(116,950)	1,294,988	(582,526)	476,648
NET ASSETS AT BEGINNING OF PERIOD	11,817,031	3,023,058	22,231,309	24,397,149	8,047,842
NET ASSETS AT END OF PERIOD	$11,436,610	$2,906,108	$23,526,297	$23,814,623	$8,524,490

UNITS OUTSTANDING
Units outstanding at beginning of period	460,732	72,559	471,483	454,315	398,196
Units issued	16,447	1,949	13,960	12,443	17,009
Units redeemed	(36,071)	(5,607)	(67,834)	(77,696)	(37,957)
Units outstanding at end of period	441,108	68,901	417,609	389,062	377,248
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

	Morgan Stanley	Morgan Stanley			Morgan Stanley
	VIF Global	VIF Global	Morgan Stanley	Morgan Stanley	VIF U.S.
	Strategist	Strategist	VIF Growth	VIF Growth	Real Estate
	Class I	Class II	Class I	Class II	Class I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$196,079	$(4,892)	$(6,641,059)	$(1,887,359)	$37,595
Net realized gains (losses)	2,060,200	676,552	148,883,527	36,695,578	386,152
Change in unrealized gains (losses)	623,753	223,787	(144,278,793)	(35,330,407)	2,887,499
Increase (decrease) in net assets from operations	2,880,032	895,447	(2,036,325)	(522,188)	3,311,246
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	613	2,993	95,500	25	336
Transfers for contract benefits and terminations	(4,401,855)	(1,020,703)	(47,616,228)	(13,527,497)	(788,569)
Contract maintenance charge	(11,541)	(18,522)	(84,002)	(119,360)	(1,899)
Transfers among the sub-accounts and with the
Fixed Account - net	1,207,769	(139,407)	(16,810,135)	(3,893,720)	257,157
Increase (decrease) in net assets from contract
transactions	(3,205,014)	(1,175,639)	(64,414,865)	(17,540,552)	(532,975)
INCREASE (DECREASE) IN NET ASSETS	(324,982)	(280,192)	(66,451,190)	(18,062,740)	2,778,271
NET ASSETS AT BEGINNING OF PERIOD	43,288,046	14,442,403	476,389,066	108,618,837	9,163,155
NET ASSETS AT END OF PERIOD	$42,963,064	$14,162,211	$409,937,876	$90,556,097	$11,941,426

UNITS OUTSTANDING
Units outstanding at beginning of period	2,203,332	816,221	7,134,924	3,558,592	247,939
Units issued	132,991	17,309	105,360	63,837	23,834
Units redeemed	(286,905)	(81,328)	(938,406)	(612,965)	(37,958)
Units outstanding at end of period	2,049,418	752,202	6,301,878	3,009,464	233,815
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

	Morgan Stanley			Neuberger Berman	Neuberger Berman
	VIF U.S.	Morgan Stanley	Morgan Stanley	AMT Mid	AMT Sustainable
	Real Estate	VIS Income Plus	VIS Income Plus	Cap Growth	Equity
	Class II	Class X Shares	Class Y Shares	Class I	Class I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$30,361	$575,452	$528,726	$(36)	$(447)
Net realized gains (losses)	933,040	2,285,146	2,760,059	247	932
Change in unrealized gains (losses)	3,600,859	(3,911,322)	(4,730,378)	13	6,637
Increase (decrease) in net assets from operations	4,564,260	(1,050,724)	(1,441,593)	224	7,122
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	113,593	14,885	2,179	—	—
Transfers for contract benefits and terminations	(1,676,045)	(3,301,929)	(3,320,344)	—	(285)
Contract maintenance charge	(41,351)	(8,895)	(42,374)	(9)	(12)
Transfers among the sub-accounts and with the
Fixed Account - net	(2,462,429)	(601,592)	2,409,557	1	1
Increase (decrease) in net assets from contract
transactions	(4,066,232)	(3,897,531)	(950,982)	(8)	(296)
INCREASE (DECREASE) IN NET ASSETS	498,028	(4,948,255)	(2,392,575)	216	6,826
NET ASSETS AT BEGINNING OF PERIOD	13,913,055	32,918,518	38,952,164	2,004	33,224
NET ASSETS AT END OF PERIOD	$14,411,083	$27,970,263	$36,559,589	$2,220	$40,050

UNITS OUTSTANDING
Units outstanding at beginning of period	437,272	739,619	1,824,121	37	2,606
Units issued	11,924	33,054	160,717	—	—
Units redeemed	(117,804)	(125,399)	(212,207)	—	(20)
Units outstanding at end of period	331,392	647,274	1,772,631	37	2,586
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

			PIMCO VIT
	PIMCO VIT		International
	Commodity	PIMCO VIT	Bond (U.S.
	RealReturn®	Emerging	Dollar-Hedged)	PIMCO VIT	PIMCO VIT
	Strategy	Markets Bond	Institutional	Real Return	Total Return
	Advisor Class	Advisor Class	Class	Advisor Class	Advisor Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$12,030	$10,681	$1	$90,934	$4,394
Net realized gains (losses)	(69,950)	(1,538)	7	28,616	310,830
Change in unrealized gains (losses)	178,483	(26,168)	(36)	(13,926)	(533,489)
Increase (decrease) in net assets from operations	120,563	(17,025)	(28)	105,624	(218,265)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	28,196	—	28,196	—
Transfers for contract benefits and terminations	(52,316)	(13,349)	—	(197,339)	(875,520)
Contract maintenance charge	(1,532)	(1,271)	(2)	(7,727)	(21,122)
Transfers among the sub-accounts and with the
Fixed Account - net	31,820	(14,765)	96	48,127	365,715
Increase (decrease) in net assets from contract
transactions	(22,028)	(1,189)	94	(128,743)	(530,927)
INCREASE (DECREASE) IN NET ASSETS	98,535	(18,214)	66	(23,119)	(749,192)
NET ASSETS AT BEGINNING OF PERIOD	399,840	407,451	795	2,895,001	7,505,864
NET ASSETS AT END OF PERIOD	$498,375	$389,237	$861	$2,871,882	$6,756,672

UNITS OUTSTANDING
Units outstanding at beginning of period	76,733	21,712	39	195,280	451,078
Units issued	12,938	2,769	5	11,527	28,617
Units redeemed	(16,256)	(2,797)	—	(19,532)	(60,578)
Units outstanding at end of period	73,415	21,684	44	187,275	419,117

See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

			Putnam VT	Putnam VT
	PIMCO VIT	Putnam VT	Emerging	Focused	Putnam VT
	Total Return	Diversified	Markets	International	George Putnam
	Institutional	Income	Equity Fund	Equity	Balanced
	Class	Class IB	Class IB	Class IB*	Class IB
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$1	$(89,943)	$(77,950)	$(112,027)	$(278,666)
Net realized gains (losses)	19	(420,278)	615,400	1,483,344	4,062,535
Change in unrealized gains (losses)	(33)	(517,329)	(974,066)	551,350	1,303,704
Increase (decrease) in net assets from operations	(13)	(1,027,550)	(436,616)	1,922,667	5,087,573
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	3,660	14,163	1,110	1,305
Transfers for contract benefits and terminations	—	(1,296,560)	(855,889)	(2,449,484)	(3,957,185)
Contract maintenance charge	(1)	(17,105)	(26,357)	(36,768)	(87,735)
Transfers among the sub-accounts and with the
Fixed Account - net	1	695,976	(37,958)	(342,173)	1,096,838
Increase (decrease) in net assets from contract
transactions	—	(614,029)	(906,041)	(2,827,315)	(2,946,777)
INCREASE (DECREASE) IN NET ASSETS	(13)	(1,641,579)	(1,342,657)	(904,648)	2,140,796
NET ASSETS AT BEGINNING OF PERIOD	446	12,617,197	9,076,568	17,869,616	42,379,373
NET ASSETS AT END OF PERIOD	$433	$10,975,618	$7,733,911	$16,964,968	$44,520,169

UNITS OUTSTANDING
Units outstanding at beginning of period	23	614,406	471,987	1,110,603	1,841,691
Units issued	—	53,621	24,482	23,019	90,947
Units redeemed	—	(83,646)	(75,036)	(179,004)	(209,951)
Units outstanding at end of period	23	584,381	421,433	954,618	1,722,687
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

	Putnam VT	Putnam VT	Putnam VT	Putnam VT
	Global	Global	Government	Growth	Putnam VT
	Asset Allocation	Health Care	Money Market	Opportunities	High Yield
	Class IB	Class IB	Class IB	Class IB	Class IB
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(129,615)	$(64,315)	$(410,037)	$(1,850,548)	$510,556
Net realized gains (losses)	947,179	2,384,981	—	19,891,388	(101,704)
Change in unrealized gains (losses)	1,121,286	1,064,023	—	5,499,651	119,137
Increase (decrease) in net assets from operations	1,938,850	3,384,689	(410,037)	23,540,491	527,989
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	54	22,399	8,115	113,593	10,954
Transfers for contract benefits and terminations	(2,063,838)	(2,225,005)	(9,044,437)	(13,644,805)	(1,975,573)
Contract maintenance charge	(35,898)	(49,843)	(92,885)	(225,214)	(36,833)
Transfers among the sub-accounts and with the
Fixed Account - net	185,929	(802,025)	4,995,416	(2,379,310)	142,663
Increase (decrease) in net assets from contract
transactions	(1,913,753)	(3,054,474)	(4,133,791)	(16,135,736)	(1,858,789)
INCREASE (DECREASE) IN NET ASSETS	25,097	330,215	(4,543,828)	7,404,755	(1,330,800)
NET ASSETS AT BEGINNING OF PERIOD	16,225,930	20,715,755	28,266,135	120,639,132	16,298,422
NET ASSETS AT END OF PERIOD	$16,251,027	$21,045,970	$23,722,307	$128,043,887	$14,967,622

UNITS OUTSTANDING
Units outstanding at beginning of period	662,063	535,747	3,085,974	5,784,994	603,889
Units issued	21,042	8,058	655,571	68,113	22,136
Units redeemed	(93,407)	(81,226)	(1,114,692)	(779,864)	(89,313)
Units outstanding at end of period	589,698	462,579	2,626,853	5,073,243	536,712
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

		Putnam VT	Putnam VT		Putnam VT
	Putnam VT	International	International	Putnam VT	Mortgage
	Income	Equity	Value	Large Cap Value	Securities
	Class IB	Class IB	Class IB	Class IB*	Class IB
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(42,318)	$(169,266)	$47,797	$(329,111)	$(109,383)
Net realized gains (losses)	1,404,360	2,766,845	64,102	12,635,418	(186,806)
Change in unrealized gains (losses)	(3,743,755)	701,552	802,631	21,597,964	(93,461)
Increase (decrease) in net assets from operations	(2,381,713)	3,299,131	914,530	33,904,271	(389,650)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	6,739	73,178	4,740	68,126	630
Transfers for contract benefits and terminations	(4,287,865)	(4,669,600)	(510,721)	(16,242,270)	(954,412)
Contract maintenance charge	(88,560)	(84,776)	(15,853)	(286,516)	(15,843)
Transfers among the sub-accounts and with the
Fixed Account - net	1,806,663	457,203	(171,898)	(2,979,294)	353,215
Increase (decrease) in net assets from contract
transactions	(2,563,023)	(4,223,995)	(693,732)	(19,439,954)	(616,410)
INCREASE (DECREASE) IN NET ASSETS	(4,944,736)	(924,864)	220,798	14,464,317	(1,006,060)
NET ASSETS AT BEGINNING OF PERIOD	41,024,157	46,456,520	7,008,393	139,398,293	8,125,362
NET ASSETS AT END OF PERIOD	$36,079,421	$45,531,656	$7,229,191	$153,862,610	$7,119,302

UNITS OUTSTANDING
Units outstanding at beginning of period	2,062,758	2,700,716	450,097	3,935,099	474,696
Units issued	138,198	113,864	14,382	128,674	32,052
Units redeemed	(267,198)	(329,087)	(54,851)	(550,571)	(66,313)
Units outstanding at end of period	1,933,758	2,485,493	409,628	3,513,202	440,435
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

			Putnam VT		Putnam VT
	Putnam VT	Putnam VT	Small Cap	Putnam VT	Sustainable
	Multi-Cap Core	Research	Growth	Small Cap Value	Future
	Class IB	Class IB	Class IB	Class IB	Class IB
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(382,232)	$(278,970)	$(60,440)	$(206,251)	$(102,760)
Net realized gains (losses)	7,584,633	3,485,139	511,325	137,538	1,031,569
Change in unrealized gains (losses)	5,208,859	1,096,029	46,620	8,414,168	(576,582)
Increase (decrease) in net assets from operations	12,411,260	4,302,198	497,505	8,345,455	352,227
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	31,547	7,931	9,100	28,497	—
Transfers for contract benefits and terminations	(4,997,675)	(2,657,265)	(404,124)	(3,285,000)	(402,937)
Contract maintenance charge	(82,684)	(45,450)	(11,113)	(35,001)	(16,212)
Transfers among the sub-accounts and with the
Fixed Account - net	(1,445,980)	(773,701)	(19,667)	(915,990)	(190,421)
Increase (decrease) in net assets from contract
transactions	(6,494,792)	(3,468,485)	(425,804)	(4,207,494)	(609,570)
INCREASE (DECREASE) IN NET ASSETS	5,916,468	833,713	71,701	4,137,961	(257,343)
NET ASSETS AT BEGINNING OF PERIOD	44,770,707	20,550,796	4,125,218	22,982,446	7,130,035
NET ASSETS AT END OF PERIOD	$50,687,175	$21,384,509	$4,196,919	$27,120,407	$6,872,692

UNITS OUTSTANDING
Units outstanding at beginning of period	1,902,291	700,134	78,796	682,271	120,420
Units issued	40,858	9,422	2,480	33,872	5,025
Units redeemed	(277,247)	(115,598)	(9,886)	(126,014)	(14,538)
Units outstanding at end of period	1,665,902	593,958	71,390	590,129	110,907
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

	Putnam VT	Templeton
	Sustainable	Developing	Templeton	Templeton	Templeton
	Leaders	Markets	Foreign	Global Bond	Growth
	Class IB	VIP Class 2	VIP Class 2	VIP Class 2	VIP Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(1,066,024)	$(53,069)	$51,856	$(10,807)	$(1,149)
Net realized gains (losses)	13,871,724	385,808	25,631	(34,560)	(1,225)
Change in unrealized gains (losses)	3,826,529	(745,939)	706,524	(2,389)	15,115
Increase (decrease) in net assets from operations	16,632,229	(413,200)	784,011	(47,756)	12,741
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	192,583	23,585	42,760	—	—
Transfers for contract benefits and terminations	(10,154,722)	(965,210)	(3,355,461)	(71,853)	(44,046)
Contract maintenance charge	(193,807)	(18,159)	(56,949)	(1,040)	(145)
Transfers among the sub-accounts and with the
Fixed Account - net	(2,807,475)	376,064	490,766	6,737	111
Increase (decrease) in net assets from contract
transactions	(12,963,421)	(583,720)	(2,878,884)	(66,156)	(44,080)
INCREASE (DECREASE) IN NET ASSETS	3,668,808	(996,920)	(2,094,873)	(113,912)	(31,339)
NET ASSETS AT BEGINNING OF PERIOD	81,759,694	6,631,442	27,879,273	761,372	375,797
NET ASSETS AT END OF PERIOD	$85,428,502	$5,634,522	$25,784,400	$647,460	$344,458

UNITS OUTSTANDING
Units outstanding at beginning of period	2,861,434	145,391	1,520,259	29,196	15,221
Units issued	33,202	13,018	86,845	4,197	937
Units redeemed	(440,487)	(24,416)	(230,499)	(6,989)	(2,667)
Units outstanding at end of period	2,454,149	133,993	1,376,605	26,404	13,491

See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	Alliance Bernstein	Alliance Bernstein	Alliance Bernstein	Alliance Bernstein
	VPS Growth	VPS International	VPS Large	VPS Small/	American Century
	& Income	Value	Cap Growth	Mid Value	VP International
	Class B	Class B	Class B	Class B	Class I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(114,413)	$(8,372)	$(543,179)	$(55,707)	$(70)
Net realized gains (losses)	2,031,823	(192,115)	3,997,044	92,713	138
Change in unrealized gains (losses)	(2,116,737)	263,657	5,895,828	(20,239)	1,651
Increase (decrease) in net assets from operations	(199,327)	63,170	9,349,693	16,767	1,719
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	600	—	804	—	—
Transfers for contract benefits and terminations**	(3,340,506)	(469,085)	(3,211,675)	(496,611)	—
Contract maintenance charge	(23,570)	(14,003)	(34,079)	(23,793)	(4)
Transfers among the sub-accounts and with the
Fixed Account - net	(557,754)	(121,872)	(1,508,072)	34,811	(1)
Increase (decrease) in net assets from contract
transactions	(3,921,230)	(604,960)	(4,753,022)	(485,593)	(5)
INCREASE (DECREASE) IN NET ASSETS	(4,120,557)	(541,790)	4,596,671	(468,826)	1,714
NET ASSETS AT BEGINNING OF PERIOD	38,042,892	5,379,085	31,261,240	7,462,637	7,144
NET ASSETS AT END OF PERIOD	$33,922,335	$4,837,295	$35,857,911	$6,993,811	$8,858

UNITS OUTSTANDING
Units outstanding at beginning of period	1,476,600	513,201	1,358,891	193,833	320
Units issued	86,558	54,960	42,125	12,922	—
Units redeemed	(254,309)	(108,256)	(218,734)	(27,240)	—
Units outstanding at end of period	1,308,849	459,905	1,182,282	179,515	320

(*) See Note 2 for disclosures of changes in sub-accounts and to the name of the Funds during 2021.
(**) Prior period amounts have been reclassified to conform to current period presentation.
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	AST		AST	AST	AST
	Academic	AST	AllianzGI	Balanced	BlackRock
	Strategies	Advanced	World	Asset	Global
	Asset Allocation	Strategies	Trends	Allocation	Strategies
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(36,245)	$(22,988)	$(11,682)	$(75,323)	$(44)
Net realized gains (losses)	109,313	85,890	266,482	431,397	741
Change in unrealized gains (losses)	(25,016)	49,713	(202,254)	133,337	(806)
Increase (decrease) in net assets from operations	48,052	112,615	52,546	489,411	(109)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	60,000	—	—	6,513	—
Transfers for contract benefits and terminations**	(152,714)	(77,591)	(470,710)	(259,042)	(2,320)
Contract maintenance charge	(8,322)	(6,858)	(3,418)	(26,002)	(6)
Transfers among the sub-accounts and with the
Fixed Account - net	115,067	149,977	62,176	(143,107)	1
Increase (decrease) in net assets from contract
transactions	14,031	65,528	(411,952)	(421,638)	(2,325)
INCREASE (DECREASE) IN NET ASSETS	62,083	178,143	(359,406)	67,773	(2,434)
NET ASSETS AT BEGINNING OF PERIOD	2,323,841	1,432,346	919,114	5,313,440	4,419
NET ASSETS AT END OF PERIOD	$2,385,924	$1,610,489	$559,708	$5,381,213	$1,985

UNITS OUTSTANDING
Units outstanding at beginning of period	196,405	82,612	67,686	320,306	322
Units issued	90,161	22,582	26,057	38,490	—
Units redeemed	(99,524)	(21,816)	(58,976)	(67,212)	(182)
Units outstanding at end of period	187,042	83,378	34,767	291,584	140
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	AST	AST
	BlackRock	BlackRock/	AST	AST	AST
	Low Duration	Loomis	Bond Portfolio	Bond Portfolio	Bond Portfolio
	Bond	Sayles Bond	2022	2023	2024
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(652)	$(1,030)	$(9,097)	$(1,890)	$(817)
Net realized gains (losses)	250	1,052	2,604	359	182
Change in unrealized gains (losses)	990	4,593	22,495	7,863	4,303
Increase (decrease) in net assets from operations	588	4,615	16,002	6,332	3,668
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations**	(2,413)	(2,641)	(8,337)	—	—
Contract maintenance charge	(20)	(23)	(70)	(140)	(35)
Transfers among the sub-accounts and with the
Fixed Account - net	4,313	14,304	(6,926)	—	—
Increase (decrease) in net assets from contract
transactions	1,880	11,640	(15,333)	(140)	(35)
INCREASE (DECREASE) IN NET ASSETS	2,468	16,255	669	6,192	3,633
NET ASSETS AT BEGINNING OF PERIOD	47,526	75,413	509,416	122,010	52,070
NET ASSETS AT END OF PERIOD	$49,994	$91,668	$510,085	$128,202	$55,703

UNITS OUTSTANDING
Units outstanding at beginning of period	4,077	5,185	41,564	11,352	4,953
Units issued	350	1,016	281	—	—
Units redeemed	(216)	(431)	(1,579)	(13)	(3)
Units outstanding at end of period	4,211	5,770	40,266	11,339	4,950
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	AST	AST	AST	AST	AST
	Bond Portfolio	Bond Portfolio	Bond Portfolio	Bond Portfolio	Bond Portfolio
	2026	2027	2029	2030	2031
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(2,477)	$(29)	$(101)	$(4,225)	$(60)
Net realized gains (losses)	25,119	1,914	4,175	15,806	(42)
Change in unrealized gains (losses)	(3,399)	(1,286)	(1,779)	7,473	(222)
Increase (decrease) in net assets from operations	19,243	599	2,295	19,054	(324)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations**	—	—	—	(182,353)	—
Contract maintenance charge	(105)	(17)	(17)	(123)	—
Transfers among the sub-accounts and with the
Fixed Account - net	(172,836)	(12,622)	(39,344)	329,511	13,437
Increase (decrease) in net assets from contract
transactions	(172,941)	(12,639)	(39,361)	147,035	13,437
INCREASE (DECREASE) IN NET ASSETS	(153,698)	(12,040)	(37,066)	166,089	13,113
NET ASSETS AT BEGINNING OF PERIOD	297,250	12,040	37,066	—	—
NET ASSETS AT END OF PERIOD	$143,552	$—	$—	$166,089	$13,113

UNITS OUTSTANDING
Units outstanding at beginning of period	27,808	1,132	3,469	—	—
Units issued	—	—	—	41,036	1,594
Units redeemed	(15,495)	(1,132)	(3,469)	(27,974)	(418)
Units outstanding at end of period	12,313	—	—	13,062	1,176
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	AST				Fidelity
	Capital Growth	AST	AST	AST	Institutional
	Asset	Cohen & Steers	Cohen & Steers	Emerging	AMSM
	Allocation	Global Realty	Realty	Markets Equity	Quantitative*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(52,350)	$(25)	$(164)	$(65)	$(14,065)
Net realized gains (losses)	291,682	64	77	12	69,698
Change in unrealized gains (losses)	112,223	(118)	(461)	162	(9,795)
Increase (decrease) in net assets from operations	351,555	(79)	(548)	109	45,838
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	20	—	—	—	—
Transfers for contract benefits and terminations**	(307,123)	(106)	—	(285)	(84,332)
Contract maintenance charge	(13,631)	(9)	(5)	(25)	(3,767)
Transfers among the sub-accounts and with the
Fixed Account - net	(164,333)	(1)	(446)	—	19,759
Increase (decrease) in net assets from contract
transactions	(485,067)	(116)	(451)	(310)	(68,340)
INCREASE (DECREASE) IN NET ASSETS	(133,512)	(195)	(999)	(201)	(22,502)
NET ASSETS AT BEGINNING OF PERIOD	3,721,861	1,842	11,548	4,955	1,093,755
NET ASSETS AT END OF PERIOD	$3,588,349	$1,647	$10,549	$4,754	$1,071,253

UNITS OUTSTANDING
Units outstanding at beginning of period	228,094	116	561	506	77,335
Units issued	31,726	—	5	—	26,708
Units redeemed	(68,871)	(7)	(29)	(33)	(33,962)
Units outstanding at end of period	190,949	109	537	473	70,081
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

			AST
	AST	AST	Goldman Sachs	AST
	Global	Goldman Sachs	Small-Cap	Government	AST
	Bond	Multi-Asset*	Value	Money Market	High Yield
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(33)	$(6,425)	$(30)	$(3,962)	$(328)
Net realized gains (losses)	3	11,309	97	—	209
Change in unrealized gains (losses)	166	23,191	(55)	—	694
Increase (decrease) in net assets from operations	136	28,075	12	(3,962)	575
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations**	(821)	(11,517)	(132)	(747,340)	(374)
Contract maintenance charge	(2)	(765)	(11)	(6)	(19)
Transfers among the sub-accounts and with the
Fixed Account - net	19,241	73,173	1	645,226	2,816
Increase (decrease) in net assets from contract
transactions	18,418	60,891	(142)	(102,120)	2,423
INCREASE (DECREASE) IN NET ASSETS	18,554	88,966	(130)	(106,082)	2,998
NET ASSETS AT BEGINNING OF PERIOD	—	378,407	2,318	301,686	30,101
NET ASSETS AT END OF PERIOD	$18,554	$467,373	$2,188	$195,604	$33,099

UNITS OUTSTANDING
Units outstanding at beginning of period	—	26,752	94	48,016	1,637
Units issued	1,924	9,206	—	67,699	156
Units redeemed	(82)	(4,868)	(7)	(92,341)	(28)
Units outstanding at end of period	1,842	31,090	87	23,374	1,765
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	AST				AST
	Hotchkis & Wiley	AST	AST	AST	J.P. Morgan
	Large-Cap	International	International	Investment	Global
	Value	Growth	Value	Grade Bond	Thematic
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(12)	$(622)	$(269)	$(33,425)	$(1,550)
Net realized gains (losses)	3	468	40	485,987	3,719
Change in unrealized gains (losses)	(2)	14,747	(231)	(21,196)	9,364
Increase (decrease) in net assets from operations	(11)	14,593	(460)	431,366	11,533
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations**	—	(242)	(347)	(111,491)	(4,311)
Contract maintenance charge	(2)	(26)	(16)	(19,732)	(571)
Transfers among the sub-accounts and with the
Fixed Account - net	—	(103)	(1)	(539,755)	(7,781)
Increase (decrease) in net assets from contract
transactions	(2)	(371)	(364)	(670,978)	(12,663)
INCREASE (DECREASE) IN NET ASSETS	(13)	14,222	(824)	(239,612)	(1,130)
NET ASSETS AT BEGINNING OF PERIOD	1,382	49,171	22,894	1,981,632	134,049
NET ASSETS AT END OF PERIOD	$1,369	$63,393	$22,070	$1,742,020	$132,919

UNITS OUTSTANDING
Units outstanding at beginning of period	81	3,720	2,259	114,780	7,946
Units issued	(1)	—	—	386,011	1,841
Units redeemed	—	(78)	(73)	(414,170)	(2,700)
Units outstanding at end of period	80	3,642	2,186	86,621	7,087
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	AST	AST	AST
	J.P. Morgan	J.P. Morgan	Loomis Sayles	AST
	International	Strategic	Large-Cap	MFS Global	AST
	Equity	Opportunities	Growth	Equity	MFS Growth
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(1,559)	$(23,670)	$(2,744)	$(198)	$(55)
Net realized gains (losses)	237	83,355	16,059	804	53
Change in unrealized gains (losses)	10,607	83,871	35,809	1,887	1,278
Increase (decrease) in net assets from operations	9,285	143,556	49,124	2,493	1,276
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	18	—	—	—
Transfers for contract benefits and terminations**	—	(55,888)	(5,140)	(919)	—
Contract maintenance charge	(3)	(9,632)	(48)	(2)	(13)
Transfers among the sub-accounts and with the
Fixed Account - net	(1)	7,203	(14,549)	(443)	(1)
Increase (decrease) in net assets from contract
transactions	(4)	(58,299)	(19,737)	(1,364)	(14)
INCREASE (DECREASE) IN NET ASSETS	9,281	85,257	29,387	1,129	1,262
NET ASSETS AT BEGINNING OF PERIOD	85,240	1,661,159	173,123	21,084	4,406
NET ASSETS AT END OF PERIOD	$94,521	$1,746,416	$202,510	$22,213	$5,668

UNITS OUTSTANDING
Units outstanding at beginning of period	7,573	118,416	6,674	978	151
Units issued	—	25,681	2	—	—
Units redeemed	—	(33,115)	(719)	(78)	—
Units outstanding at end of period	7,573	110,982	5,957	900	151
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

			AST
			Neuberger	AST	AST
	AST	AST	Berman/LSV	Preservation	Prudential
	MFS Growth	Mid-Cap	Mid-Cap	Asset	Growth
	Allocation	Growth	Value	Allocation	Allocation
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(328)	$(587)	$(243)	$(58,276)	$(137,279)
Net realized gains (losses)	49,314	1,737	(326)	186,875	710,245
Change in unrealized gains (losses)	(49,743)	11,031	(745)	132,982	(353,385)
Increase (decrease) in net assets from operations	(757)	12,181	(1,314)	261,581	219,581
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations**	(768)	(602)	—	(250,771)	(658,215)
Contract maintenance charge	—	(19)	(20)	(16,237)	(58,068)
Transfers among the sub-accounts and with the
Fixed Account - net	(181,978)	(4,305)	(1,387)	142,300	11,111
Increase (decrease) in net assets from contract
transactions	(182,746)	(4,926)	(1,407)	(124,708)	(705,172)
INCREASE (DECREASE) IN NET ASSETS	(183,503)	7,255	(2,721)	136,873	(485,591)
NET ASSETS AT BEGINNING OF PERIOD	183,503	41,763	24,113	3,822,408	10,483,249
NET ASSETS AT END OF PERIOD	$—	$49,018	$21,392	$3,959,281	$9,997,658

UNITS OUTSTANDING
Units outstanding at beginning of period	12,358	1,653	1,185	247,088	713,386
Units issued	14	23	28	36,316	394,976
Units redeemed	(12,372)	(223)	(131)	(47,129)	(463,587)
Units outstanding at end of period	—	1,453	1,082	236,275	644,775
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	AST		AST		AST
	QMA	AST	Small-Cap	AST	T. Rowe Price
	US Equity	Small-Cap	Growth	Small-Cap	Asset
	Alpha*	Growth	Opportunities	Value	Allocation
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(284)	$(39)	$(259)	$(331)	$(51,953)
Net realized gains (losses)	3,986	(94)	7,348	2	305,780
Change in unrealized gains (losses)	(7,336)	2,211	(2,439)	(81)	(22,894)
Increase (decrease) in net assets from operations	(3,634)	2,078	4,650	(410)	230,933
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations**	(911)	(156)	(457)	—	(248,683)
Contract maintenance charge	(11)	—	(12)	(7)	(9,970)
Transfers among the sub-accounts and with the
Fixed Account - net	(10,774)	7,935	(13,012)	(731)	(71,071)
Increase (decrease) in net assets from contract
transactions	(11,696)	7,779	(13,481)	(738)	(329,724)
INCREASE (DECREASE) IN NET ASSETS	(15,330)	9,857	(8,831)	(1,148)	(98,791)
NET ASSETS AT BEGINNING OF PERIOD	37,762	1,185	26,988	33,468	3,565,453
NET ASSETS AT END OF PERIOD	$22,432	$11,042	$18,157	$32,320	$3,466,662

UNITS OUTSTANDING
Units outstanding at beginning of period	1,649	46	1,207	1,696	202,634
Units issued	32	295	29	14	90,838
Units redeemed	(656)	(64)	(625)	(67)	(113,710)
Units outstanding at end of period	1,025	277	611	1,643	179,762

See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	AST	AST	AST	AST	AST
	T. Rowe Price	T. Rowe Price	T. Rowe Price	WEDGE Capital	Wellington
	Large-Cap	Large-Cap	Natural	Mid-Cap	Management
	Growth	Value	Resources	Value*	Hedged Equity
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(100)	$(1,444)	$(342)	$(405)	$(3,539)
Net realized gains (losses)	160	(156)	(3,250)	220	6,668
Change in unrealized gains (losses)	2,454	1,685	938	(2,311)	4,597
Increase (decrease) in net assets from operations	2,514	85	(2,654)	(2,496)	7,726
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations**	—	(711)	(6,774)	—	(3,724)
Contract maintenance charge	(6)	(25)	(14)	—	(363)
Transfers among the sub-accounts and with the
Fixed Account - net	(1,489)	(1,080)	(1,346)	(1)	(7,446)
Increase (decrease) in net assets from contract
transactions	(1,495)	(1,816)	(8,134)	(1)	(11,533)
INCREASE (DECREASE) IN NET ASSETS	1,019	(1,731)	(10,788)	(2,497)	(3,807)
NET ASSETS AT BEGINNING OF PERIOD	9,057	106,225	32,265	34,641	247,957
NET ASSETS AT END OF PERIOD	$10,076	$104,494	$21,477	$32,144	$244,150

UNITS OUTSTANDING
Units outstanding at beginning of period	263	7,735	3,723	1,834	18,065
Units issued	16	17	63	(1)	3,760
Units redeemed	(69)	(186)	(1,259)	—	(4,811)
Units outstanding at end of period	210	7,566	2,527	1,833	17,014
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	AST		BNY Mellon		BNY Mellon VIF
	Western Asset	BNY Mellon	Sustainable U.S.	BNY Mellon VIF	Growth and
	Core Plus	Stock Index	Equity Portfolio,	Government	Income
	Bond	Fund, Inc.	Inc	Money Market	Initial Shares
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(724)	$342	$(11)	$(2,063)	$(109)
Net realized gains (losses)	583	23,470	183	—	2,144
Change in unrealized gains (losses)	4,397	10,352	2,705	—	2,171
Increase (decrease) in net assets from operations	4,256	34,164	2,877	(2,063)	4,206
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations**	(2,584)	(22,759)	—	(1,428)	(2,001)
Contract maintenance charge	(24)	(158)	(8)	(82)	(30)
Transfers among the sub-accounts and with the
Fixed Account - net	4,133	10	(1)	564	(795)
Increase (decrease) in net assets from contract
transactions	1,525	(22,907)	(9)	(946)	(2,826)
INCREASE (DECREASE) IN NET ASSETS	5,781	11,257	2,868	(3,009)	1,380
NET ASSETS AT BEGINNING OF PERIOD	61,488	247,442	12,668	176,563	19,654
NET ASSETS AT END OF PERIOD	$67,269	$258,699	$15,536	$173,554	$21,034

UNITS OUTSTANDING
Units outstanding at beginning of period	4,233	8,009	505	17,820	706
Units issued	262	5	—	55	—
Units redeemed	(273)	(802)	—	(140)	(87)
Units outstanding at end of period	4,222	7,212	505	17,735	619
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

		DWS		DWS	DWS
	DWS	Capital Growth	DWS	CROCI®	Global Income
	Bond VIP	VIP	Core Equity VIP	International VIP	Builder VIP
	Class A*	Class A	Class A	Class A	Class A
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$3,640	$(3,200)	$3,253	$3,522	$8,725
Net realized gains (losses)	612	211,347	23,890	(6,646)	10,063
Change in unrealized gains (losses)	9,485	320,800	44,399	4,551	8,100
Increase (decrease) in net assets from operations	13,737	528,947	71,542	1,427	26,888
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	180	—
Transfers for contract benefits and terminations**	1,811	(74,543)	(41,486)	(2,313)	2,203
Contract maintenance charge	—	—	—	—	—
Transfers among the sub-accounts and with the
Fixed Account - net	(18,467)	(198,656)	698	(10,225)	79,041
Increase (decrease) in net assets from contract
transactions	(16,656)	(273,199)	(40,788)	(12,358)	81,244
INCREASE (DECREASE) IN NET ASSETS	(2,919)	255,748	30,754	(10,931)	108,132
NET ASSETS AT BEGINNING OF PERIOD	169,804	1,475,013	513,146	144,057	375,908
NET ASSETS AT END OF PERIOD	$166,885	$1,730,761	$543,900	$133,126	$484,040

UNITS OUTSTANDING
Units outstanding at beginning of period	9,192	38,999	16,913	10,447	18,474
Units issued	476	1,027	112	331	7,519
Units redeemed	(1,333)	(6,816)	(1,477)	(1,300)	(3,886)
Units outstanding at end of period	8,335	33,210	15,548	9,478	22,107
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

				Federated
	DWS	DWS	DWS	Hermes
	Global	Government	Small Mid Cap	Government	Fidelity VIP
	Small Cap VIP	Money Market	Growth VIP	Money	Contrafund
	Class A	VIP Class A*	Class A	Fund II	Initial Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$641	$(403)	$(1,976)	$(26,038)	$(50,167)
Net realized gains (losses)	(30,697)	—	(7,380)	—	356,599
Change in unrealized gains (losses)	106,979	—	92,970	—	840,819
Increase (decrease) in net assets from operations	76,923	(403)	83,614	(26,038)	1,147,251
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	180	—	240	60	1,663
Transfers for contract benefits and terminations**	(30,261)	(4,812)	(22,057)	(231,194)	(654,935)
Contract maintenance charge	—	—	—	(2,099)	(2,391)
Transfers among the sub-accounts and with the
Fixed Account - net	(76,907)	20,158	27,611	(133,744)	(257,577)
Increase (decrease) in net assets from contract
transactions	(106,988)	15,346	5,794	(366,977)	(913,240)
INCREASE (DECREASE) IN NET ASSETS	(30,065)	14,943	89,408	(393,015)	234,011
NET ASSETS AT BEGINNING OF PERIOD	600,912	66,854	305,721	2,406,285	4,503,454
NET ASSETS AT END OF PERIOD	$570,847	$81,797	$395,129	$2,013,270	$4,737,465

UNITS OUTSTANDING
Units outstanding at beginning of period	15,453	6,488	12,237	214,860	119,790
Units issued	456	2,586	1,758	3,207	4,805
Units redeemed	(3,301)	(1,103)	(1,761)	(37,128)	(27,037)
Units outstanding at end of period	12,608	7,971	12,234	180,939	97,558
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Contrafund	Equity-Income	Equity-Income	Freedom 2010	Freedom 2020
	Service Class 2	Initial Class	Service Class 2	Service Class 2	Service Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(396,505)	$1,776	$379	$(18,717)	$(21,011)
Net realized gains (losses)	1,717,811	26,949	21,244	149,001	247,972
Change in unrealized gains (losses)	5,063,683	(4,112)	3,572	121,012	127,240
Increase (decrease) in net assets from operations	6,384,989	24,613	25,195	251,296	354,201
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	3,619	180	—	—	—
Transfers for contract benefits and terminations**	(3,329,121)	(17,136)	(15,488)	(225,275)	(490,283)
Contract maintenance charge	(94,232)	(218)	(112)	(6,992)	(14,512)
Transfers among the sub-accounts and with the
Fixed Account - net	(1,311,922)	(52,422)	10,482	21,990	46,269
Increase (decrease) in net assets from contract
transactions	(4,731,656)	(69,596)	(5,118)	(210,277)	(458,526)
INCREASE (DECREASE) IN NET ASSETS	1,653,333	(44,983)	20,077	41,019	(104,325)
NET ASSETS AT BEGINNING OF PERIOD	25,524,111	579,114	501,996	2,629,143	3,144,413
NET ASSETS AT END OF PERIOD	$27,177,444	$534,131	$522,073	$2,670,162	$3,040,088

UNITS OUTSTANDING
Units outstanding at beginning of period	976,681	21,258	22,309	162,645	185,450
Units issued	35,251	54	598	12,121	11,040
Units redeemed	(198,588)	(2,673)	(768)	(24,474)	(38,860)
Units outstanding at end of period	813,344	18,639	22,139	150,292	157,630
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

			Fidelity VIP	Fidelity VIP	Fidelity VIP
	Fidelity VIP	Fidelity VIP	Government	Government	Growth
	Freedom 2030	Freedom Income	Money Market	Money Market	& Income
	Service Class 2	Service Class 2	Initial Class	Service Class 2	Service Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(4,339)	$(4,323)	$(344,343)	$(616,780)	$5,707
Net realized gains (losses)	108,863	24,393	—	—	275,779
Change in unrealized gains (losses)	(17,802)	29,081	—	—	(62,908)
Increase (decrease) in net assets from operations	86,722	49,151	(344,343)	(616,780)	218,578
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	3,294	123,507	—
Transfers for contract benefits and terminations**	(11,393)	(70,658)	(4,382,224)	(7,891,569)	(325,273)
Contract maintenance charge	(2,227)	(3,245)	(16,386)	(72,542)	(11,574)
Transfers among the sub-accounts and with the
Fixed Account - net	(107,324)	(17,106)	2,456,235	5,541,165	62,674
Increase (decrease) in net assets from contract
transactions	(120,944)	(91,009)	(1,939,081)	(2,299,439)	(274,173)
INCREASE (DECREASE) IN NET ASSETS	(34,222)	(41,858)	(2,283,424)	(2,916,219)	(55,595)
NET ASSETS AT BEGINNING OF PERIOD	728,390	630,016	32,525,293	42,656,510	3,615,121
NET ASSETS AT END OF PERIOD	$694,168	$588,158	$30,241,869	$39,740,291	$3,559,526

UNITS OUTSTANDING
Units outstanding at beginning of period	39,581	45,346	3,277,849	4,528,083	143,413
Units issued	6,586	634	812,707	1,207,047	14,394
Units redeemed	(13,579)	(6,698)	(1,009,194)	(1,453,545)	(24,651)
Units outstanding at end of period	32,588	39,282	3,081,362	4,281,585	133,156
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

		Fidelity VIP
	Fidelity VIP	Growth	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Growth	Opportunities	Growth	High Income	High Income
	Initial Class	Service Class 2	Service Class 2	Initial Class	Service Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(44,938)	$(33,159)	$(2,459)	$6,701	$44,261
Net realized gains (losses)	649,019	275,228	23,314	(3,393)	(25,718)
Change in unrealized gains (losses)	615,526	784,907	35,244	(2,022)	(18,519)
Increase (decrease) in net assets from operations	1,219,607	1,026,976	56,099	1,286	24
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	42,489	—	—	—	—
Transfers for contract benefits and terminations**	(481,440)	(148,382)	(15,568)	(29,013)	(235,753)
Contract maintenance charge	(2,237)	(4,958)	(36)	(206)	(2,977)
Transfers among the sub-accounts and with the
Fixed Account - net	(127,280)	(211,797)	(65)	5,275	190,573
Increase (decrease) in net assets from contract
transactions	(568,468)	(365,137)	(15,669)	(23,944)	(48,157)
INCREASE (DECREASE) IN NET ASSETS	651,139	661,839	40,430	(22,658)	(48,133)
NET ASSETS AT BEGINNING OF PERIOD	3,305,728	1,792,873	141,165	211,149	1,629,879
NET ASSETS AT END OF PERIOD	$3,956,867	$2,454,712	$181,595	$188,491	$1,581,746

UNITS OUTSTANDING
Units outstanding at beginning of period	121,889	49,159	5,508	11,016	85,913
Units issued	11,355	3,466	—	450	11,947
Units redeemed	(30,490)	(11,924)	(528)	(1,714)	(15,040)
Units outstanding at end of period	102,754	40,701	4,980	9,752	82,820
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

			Fidelity VIP	Fidelity VIP
	Fidelity VIP	Fidelity VIP	Investment	Investment	Fidelity VIP
	Index 500	Index 500	Grade Bond	Grade Bond	Mid Cap
	Initial Class	Service Class 2	Initial Class	Service Class 2	Service Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$11,258	$(24,473)	$5,925	$3	$(75,394)
Net realized gains (losses)	230,919	1,409,655	5,126	—	(96,032)
Change in unrealized gains (losses)	241,929	(258,072)	38,219	44	1,019,696
Increase (decrease) in net assets from operations	484,106	1,127,110	49,270	47	848,270
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	47,369	650	150	—	—
Transfers for contract benefits and terminations**	(305,505)	(1,463,331)	(68,501)	—	(844,398)
Contract maintenance charge	(1,618)	(27,788)	(392)	(3)	(21,591)
Transfers among the sub-accounts and with the
Fixed Account - net	(760)	(2,412,922)	6,946	70	(484,938)
Increase (decrease) in net assets from contract
transactions	(260,514)	(3,903,391)	(61,797)	67	(1,350,927)
INCREASE (DECREASE) IN NET ASSETS	223,592	(2,776,281)	(12,527)	114	(502,657)
NET ASSETS AT BEGINNING OF PERIOD	3,310,904	11,951,964	663,309	632	7,206,516
NET ASSETS AT END OF PERIOD	$3,534,496	$9,175,683	$650,782	$746	$6,703,859

UNITS OUTSTANDING
Units outstanding at beginning of period	129,553	476,905	30,877	38	314,966
Units issued	7,106	19,362	611	4	18,540
Units redeemed	(18,915)	(180,153)	(3,445)	—	(84,477)
Units outstanding at end of period	117,744	316,114	28,043	42	249,029
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

				Franklin
	Fidelity VIP	Fidelity VIP	Franklin	Growth	Franklin
	Overseas	Overseas	DynaTech	and Income	Income
	Initial Class	Service Class 2	VIP Class 2*	VIP Class 2	VIP Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(5,089)	$(85)	$(16,241)	$305,348	$2,132,861
Net realized gains (losses)	10,316	273	79,964	3,040,522	(622,692)
Change in unrealized gains (losses)	67,250	552	267,203	(2,947,148)	(2,652,477)
Increase (decrease) in net assets from operations	72,477	740	330,926	398,722	(1,142,308)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	3,200	—	—	1,179	16,270
Transfers for contract benefits and terminations**	(33,884)	(1,269)	(138,683)	(1,913,288)	(7,315,427)
Contract maintenance charge	(316)	(1)	(3,750)	(51,386)	(100,296)
Transfers among the sub-accounts and with the
Fixed Account - net	2,782	46	(18,120)	(109,462)	(1,441,591)
Increase (decrease) in net assets from contract
transactions	(28,218)	(1,224)	(160,553)	(2,072,957)	(8,841,044)
INCREASE (DECREASE) IN NET ASSETS	44,259	(484)	170,373	(1,674,235)	(9,983,352)
NET ASSETS AT BEGINNING OF PERIOD	538,711	6,688	969,527	16,471,043	59,925,946
NET ASSETS AT END OF PERIOD	$582,970	$6,204	$1,139,900	$14,796,808	$49,942,594

UNITS OUTSTANDING
Units outstanding at beginning of period	31,887	310	34,828	516,623	2,860,342
Units issued	497	2	3,845	19,891	112,294
Units redeemed	(2,103)	(75)	(9,834)	(88,298)	(564,303)
Units outstanding at end of period	30,281	237	28,839	448,216	2,408,333
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	Franklin	Franklin			Franklin
	Large Cap	Mutual Global	Franklin	Franklin	Small-Mid
	Growth	Discovery	Mutual Shares	Small Cap Value	Cap Growth
	VIP Class 2	VIP Class 2	VIP Class 2	VIP Class 2	VIP Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(257,291)	$35,420	$316,264	$(13,378)	$(12,897)
Net realized gains (losses)	2,789,832	(246,352)	432,168	206,942	116,109
Change in unrealized gains (losses)	3,043,116	(252,381)	(3,139,503)	242,016	258,789
Increase (decrease) in net assets from operations	5,575,657	(463,313)	(2,391,071)	435,580	362,001
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	12,678	1,400	23,537	6,038	—
Transfers for contract benefits and terminations**	(1,734,937)	(534,260)	(3,320,805)	(1,197,421)	(51,019)
Contract maintenance charge	(42,093)	(19,171)	(69,549)	(35,963)	(3,213)
Transfers among the sub-accounts and with the
Fixed Account - net	(2,461,218)	(248,363)	(49,636)	(152,487)	(62,772)
Increase (decrease) in net assets from contract
transactions	(4,225,570)	(800,394)	(3,416,453)	(1,379,833)	(117,004)
INCREASE (DECREASE) IN NET ASSETS	1,350,087	(1,263,707)	(5,807,524)	(944,253)	244,997
NET ASSETS AT BEGINNING OF PERIOD	16,084,689	6,732,015	34,533,964	15,797,384	758,762
NET ASSETS AT END OF PERIOD	$17,434,776	$5,468,308	$28,726,440	$14,853,131	$1,003,759

UNITS OUTSTANDING
Units outstanding at beginning of period	613,472	337,276	1,395,633	396,269	17,642
Units issued	24,151	47,540	80,604	29,558	121
Units redeemed	(170,920)	(92,911)	(233,884)	(64,723)	(2,472)
Units outstanding at end of period	466,703	291,905	1,242,353	361,104	15,291

See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

		Goldman Sachs	Goldman Sachs	Goldman Sachs	Goldman Sachs
	Franklin	VIT Large	VIT Mid	VIT Small Cap	VIT Strategic
	U.S. Government	Cap Value	Cap Value	Equity Insights	Growth
	Securities	Institutional	Institutional	Institutional	Institutional
	VIP Class 2	Shares	Shares	Shares	Shares
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$111,344	$(4,843)	$(13,592)	$(39,160)	$(92)
Net realized gains (losses)	(45,547)	(36,593)	(11,403)	(29,200)	261
Change in unrealized gains (losses)	84,337	56,448	70,125	238,168	983
Increase (decrease) in net assets from operations	150,134	15,012	45,130	169,808	1,152
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations**	(1,094,034)	(149,425)	(213,420)	(333,368)	(6,877)
Contract maintenance charge	(28,579)	(3,483)	(3,072)	(6,536)	(16)
Transfers among the sub-accounts and with the
Fixed Account - net	670,017	(25,967)	27,337	(150,494)	1
Increase (decrease) in net assets from contract
transactions	(452,596)	(178,875)	(189,155)	(490,398)	(6,892)
INCREASE (DECREASE) IN NET ASSETS	(302,462)	(163,863)	(144,025)	(320,590)	(5,740)
NET ASSETS AT BEGINNING OF PERIOD	7,011,830	1,566,741	1,605,578	3,153,852	11,555
NET ASSETS AT END OF PERIOD	$6,709,368	$1,402,878	$1,461,553	$2,833,262	$5,815

UNITS OUTSTANDING
Units outstanding at beginning of period	557,144	79,066	62,427	134,973	479
Units issued	111,259	4,187	2,498	8,738	—
Units redeemed	(142,786)	(13,995)	(11,571)	(30,308)	(345)
Units outstanding at end of period	525,617	69,258	53,354	113,403	134
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	Goldman Sachs
	VIT U.S.	Invesco V.I.	Invesco V.I.
	Equity Insights	American	American	Invesco V.I.	Invesco V.I.
	Institutional	Franchise	Franchise	American Value	American Value
	Shares	Series I	Series II	Series I*	Series II*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(25,186)	$(1,132,892)	$(321,286)	$(167,731)	$(122,130)
Net realized gains (losses)	231,153	10,919,030	3,000,736	(120,803)	(143,610)
Change in unrealized gains (losses)	156,104	18,579,870	3,538,348	(41,708)	144,582
Increase (decrease) in net assets from operations	362,071	28,366,008	6,217,798	(330,242)	(121,158)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	31,672	762	4,348	3,049
Transfers for contract benefits and terminations**	(342,741)	(6,858,932)	(1,793,044)	(1,673,872)	(1,206,459)
Contract maintenance charge	(6,450)	(34,870)	(37,060)	(18,218)	(35,447)
Transfers among the sub-accounts and with the
Fixed Account - net	(226,247)	(2,690,951)	(559,808)	(237,536)	(1,038,515)
Increase (decrease) in net assets from contract
transactions	(575,438)	(9,553,081)	(2,389,150)	(1,925,278)	(2,277,372)
INCREASE (DECREASE) IN NET ASSETS	(213,367)	18,812,927	3,828,648	(2,255,520)	(2,398,530)
NET ASSETS AT BEGINNING OF PERIOD	3,074,845	76,285,321	17,475,797	25,980,280	14,162,573
NET ASSETS AT END OF PERIOD	$2,861,478	$95,098,248	$21,304,445	$23,724,760	$11,764,043

UNITS OUTSTANDING
Units outstanding at beginning of period	118,343	3,051,338	667,294	957,647	420,710
Units issued	3,693	108,519	34,637	41,583	43,235
Units redeemed	(26,880)	(437,774)	(109,302)	(120,700)	(108,280)
Units outstanding at end of period	95,156	2,722,083	592,629	878,530	355,665
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	Invesco V.I.	Invesco V.I.			Invesco V.I.
	Capital	Capital	Invesco V.I.	Invesco V.I.	Conservative
	Appreciation	Appreciation	Comstock	Comstock	Balanced
	Series I*	Series II*	Series I	Series II	Series I*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(47,128)	$(232,967)	$138,340	$197,393	$6,128
Net realized gains (losses)	625,629	3,081,434	249,773	1,397,647	39,058
Change in unrealized gains (losses)	498,270	1,458,510	(1,159,998)	(3,675,399)	73,947
Increase (decrease) in net assets from operations	1,076,771	4,306,977	(771,885)	(2,080,359)	119,133
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	24,145	6,658	683	5,089	3,000
Transfers for contract benefits and terminations**	(180,277)	(1,496,142)	(1,740,257)	(4,701,379)	(28,506)
Contract maintenance charge	(1,747)	(44,235)	(5,938)	(83,943)	(385)
Transfers among the sub-accounts and with the
Fixed Account - net	(34,516)	(1,251,225)	(425,759)	(479,475)	(31,248)
Increase (decrease) in net assets from contract
transactions	(192,395)	(2,784,944)	(2,171,271)	(5,259,708)	(57,139)
INCREASE (DECREASE) IN NET ASSETS	884,376	1,522,033	(2,943,156)	(7,340,067)	61,994
NET ASSETS AT BEGINNING OF PERIOD	3,183,999	14,513,027	19,279,533	58,654,950	932,978
NET ASSETS AT END OF PERIOD	$4,068,375	$16,035,060	$16,336,377	$51,314,883	$994,972

UNITS OUTSTANDING
Units outstanding at beginning of period	128,989	479,417	694,792	2,173,174	54,259
Units issued	3,800	7,741	45,201	115,933	886
Units redeemed	(10,368)	(91,506)	(137,637)	(321,198)	(4,091)
Units outstanding at end of period	122,421	395,652	602,356	1,967,909	51,054
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	Invesco V.I.
	Conservative	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Balanced	Core Bond	Core Bond	Core Equity	Core Equity
	Series II*	Series I*	Series II*	Series I	Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$7,528	$8,303	$112,027	$(48,384)	$(6,835)
Net realized gains (losses)	219,269	(12,947)	(36,456)	12,509,425	214,665
Change in unrealized gains (losses)	333,647	41,688	562,715	(6,501,885)	(107,449)
Increase (decrease) in net assets from operations	560,444	37,044	638,286	5,959,156	100,381
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	4,263	42,114	11,562	43,760	—
Transfers for contract benefits and terminations**	(473,780)	(40,729)	(1,203,192)	(4,565,268)	(97,553)
Contract maintenance charge	(20,017)	(346)	(27,971)	(23,715)	(1,570)
Transfers among the sub-accounts and with the
Fixed Account - net	(84,590)	(8,884)	(197,561)	(1,066,591)	5,661
Increase (decrease) in net assets from contract
transactions	(574,124)	(7,845)	(1,417,162)	(5,611,814)	(93,462)
INCREASE (DECREASE) IN NET ASSETS	(13,680)	29,199	(778,876)	347,342	6,919
NET ASSETS AT BEGINNING OF PERIOD	4,932,452	440,612	9,517,519	54,473,755	950,255
NET ASSETS AT END OF PERIOD	$4,918,772	$469,811	$8,738,643	$54,821,097	$957,174

UNITS OUTSTANDING
Units outstanding at beginning of period	277,948	32,015	969,837	2,104,116	46,834
Units issued	16,389	10,331	137,731	77,951	614
Units redeemed	(48,364)	(10,707)	(279,889)	(298,210)	(4,672)
Units outstanding at end of period	245,973	31,639	827,679	1,883,857	42,776
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

			Invesco V.I.	Invesco V.I.	Invesco V.I.
	Invesco V.I.	Invesco V.I.	Discovery Mid	Discovery Mid	Diversified
	Core Plus Bond	Core Plus Bond	Cap Growth	Cap Growth	Dividend
	Series I	Series II	Series I*	Series II*	Series I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$38,663	$967	$(69,876)	$(166,149)	$1,516,516
Net realized gains (losses)	19,669	370	181,543	866,931	6,909,908
Change in unrealized gains (losses)	369,976	24,326	2,526,204	3,752,915	(10,723,525)
Increase (decrease) in net assets from operations	428,308	25,663	2,637,871	4,453,697	(2,297,101)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	150	—	120	30,495	52,275
Transfers for contract benefits and terminations**	(358,595)	(43,726)	(351,040)	(899,395)	(8,904,325)
Contract maintenance charge	(1,596)	—	(1,430)	(33,851)	(34,360)
Transfers among the sub-accounts and with the
Fixed Account - net	1,265,484	75	5,170,524	5,976,745	(1,162,650)
Increase (decrease) in net assets from contract
transactions	905,443	(43,651)	4,818,174	5,073,994	(10,049,060)
INCREASE (DECREASE) IN NET ASSETS	1,333,751	(17,988)	7,456,045	9,527,691	(12,346,161)
NET ASSETS AT BEGINNING OF PERIOD	5,265,357	347,907	689,409	4,826,297	107,534,317
NET ASSETS AT END OF PERIOD	$6,599,108	$329,919	$8,145,454	$14,353,988	$95,188,156

UNITS OUTSTANDING
Units outstanding at beginning of period	316,323	23,286	42,070	133,870	1,744,381
Units issued	86,022	5	539,288	543,169	58,522
Units redeemed	(33,808)	(2,656)	(47,462)	(75,326)	(269,747)
Units outstanding at end of period	368,537	20,635	533,896	601,713	1,533,156
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Diversified	Equity	Equity	Global	Global
	Dividend	and Income	and Income	Core Equity	Core Equity
	Series II	Series I*	Series II*	Series I	Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$234,637	$147,784	$92,001	$(14,940)	$(61,971)
Net realized gains (losses)	1,406,265	733,905	1,028,051	377,311	231,715
Change in unrealized gains (losses)	(2,195,613)	239,579	176,124	1,525,614	864,179
Increase (decrease) in net assets from operations	(554,711)	1,121,268	1,296,176	1,887,985	1,033,923
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	60	16,672	11,560	600	—
Transfers for contract benefits and terminations**	(1,805,848)	(2,073,270)	(2,253,367)	(2,044,719)	(662,838)
Contract maintenance charge	(24,294)	(5,827)	(32,393)	(7,402)	(13,058)
Transfers among the sub-accounts and with the
Fixed Account - net	209,377	(238,486)	(288,887)	(480,613)	(308,968)
Increase (decrease) in net assets from contract
transactions	(1,620,705)	(2,300,911)	(2,563,087)	(2,532,134)	(984,864)
INCREASE (DECREASE) IN NET ASSETS	(2,175,416)	(1,179,643)	(1,266,911)	(644,149)	49,059
NET ASSETS AT BEGINNING OF PERIOD	25,297,694	17,314,756	21,035,755	20,359,171	10,311,797
NET ASSETS AT END OF PERIOD	$23,122,278	$16,135,113	$19,768,844	$19,715,022	$10,360,856

UNITS OUTSTANDING
Units outstanding at beginning of period	1,107,684	747,550	873,593	726,819	606,958
Units issued	43,354	42,224	44,223	12,211	16,754
Units redeemed	(116,580)	(145,631)	(156,156)	(116,883)	(73,324)
Units outstanding at end of period	1,034,458	644,143	761,660	622,147	550,388
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

			Invesco V.I.	Invesco V.I.	Invesco V.I.
	Invesco V.I.	Invesco V.I.	Global	Global	Government
	Global	Global	Strategic Income	Strategic Income	Money Market
	Series I*	Series II*	Series I*	Series II*	Series I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(14,425)	$(74,910)	$28,222	$865,387	$(43,745)
Net realized gains (losses)	105,785	538,847	(52,321)	(329,756)	—
Change in unrealized gains (losses)	451,255	1,069,937	(8,320)	(344,665)	—
Increase (decrease) in net assets from operations	542,615	1,533,874	(32,419)	190,966	(43,745)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	18,930	12,945	3,660	4,047	—
Transfers for contract benefits and terminations**	(91,547)	(557,426)	(273,390)	(2,745,419)	(849,248)
Contract maintenance charge	(1,198)	(22,559)	(344)	(72,303)	(2,434)
Transfers among the sub-accounts and with the
Fixed Account - net	(78,020)	(501,361)	(5,843)	(228,857)	483,950
Increase (decrease) in net assets from contract
transactions	(151,835)	(1,068,401)	(275,917)	(3,042,532)	(367,732)
INCREASE (DECREASE) IN NET ASSETS	390,780	465,473	(308,336)	(2,851,566)	(411,477)
NET ASSETS AT BEGINNING OF PERIOD	2,318,509	6,776,815	980,321	26,922,884	3,933,557
NET ASSETS AT END OF PERIOD	$2,709,289	$7,242,288	$671,985	$24,071,318	$3,522,080

UNITS OUTSTANDING
Units outstanding at beginning of period	57,819	164,502	65,719	1,400,401	359,766
Units issued	836	3,264	3,524	87,177	164,853
Units redeemed	(5,610)	(27,183)	(20,244)	(249,287)	(201,429)
Units outstanding at end of period	53,045	140,583	48,999	1,238,291	323,190
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Government	Government	Government	Growth	Invesco V.I.
	Money Market	Securities	Securities	and Income	High Yield
	Series II	Series I	Series II	Series II	Series I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(1,550)	$66,187	$1,011	$72,777	$343,572
Net realized gains (losses)	—	12,632	(57)	(323,323)	(161,603)
Change in unrealized gains (losses)	—	166,252	8,171	84,478	(94,337)
Increase (decrease) in net assets from operations	(1,550)	245,071	9,125	(166,068)	87,632
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	5,969	70
Transfers for contract benefits and terminations**	(11,266)	(781,501)	(323)	(2,374,888)	(1,235,224)
Contract maintenance charge	—	(2,163)	—	(76,667)	(3,605)
Transfers among the sub-accounts and with the
Fixed Account - net	(20)	1,076,718	(6,541)	(248,002)	115,749
Increase (decrease) in net assets from contract
transactions	(11,286)	293,054	(6,864)	(2,693,588)	(1,123,010)
INCREASE (DECREASE) IN NET ASSETS	(12,836)	538,125	2,261	(2,859,656)	(1,035,378)
NET ASSETS AT BEGINNING OF PERIOD	106,573	5,182,267	219,660	29,297,161	8,998,077
NET ASSETS AT END OF PERIOD	$93,737	$5,720,392	$221,921	$26,437,505	$7,962,699

UNITS OUTSTANDING
Units outstanding at beginning of period	12,176	302,739	16,829	907,738	439,992
Units issued	274	88,627	—	63,469	25,828
Units redeemed	(1,548)	(63,167)	(496)	(152,349)	(82,446)
Units outstanding at end of period	10,902	328,199	16,333	818,858	383,374
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

		Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Invesco V.I.	International	International	Main Street	Main Street
	High Yield	Growth	Growth	Mid Cap	Mid Cap
	Series II	Series I	Series II	Series I*	Series II*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$206,028	$123,490	$5,694	$(50,697)	$(8,754)
Net realized gains (losses)	(100,164)	776,553	87,572	1,200,628	125,485
Change in unrealized gains (losses)	(89,113)	649,020	58,171	(720,090)	(77,931)
Increase (decrease) in net assets from operations	16,751	1,549,063	151,437	429,841	38,800
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	3,639	248	—	180	—
Transfers for contract benefits and terminations**	(435,182)	(904,870)	(264,775)	(591,265)	(84,403)
Contract maintenance charge	(6,841)	(4,795)	(5,217)	(1,852)	(676)
Transfers among the sub-accounts and with the
Fixed Account - net	(64,806)	(62,469)	2,342	(224,251)	(21,603)
Increase (decrease) in net assets from contract
transactions	(503,190)	(971,886)	(267,650)	(817,188)	(106,682)
INCREASE (DECREASE) IN NET ASSETS	(486,439)	577,177	(116,213)	(387,347)	(67,882)
NET ASSETS AT BEGINNING OF PERIOD	5,777,352	13,563,119	1,458,409	7,758,981	815,623
NET ASSETS AT END OF PERIOD	$5,290,913	$14,140,296	$1,342,196	$7,371,634	$747,741

UNITS OUTSTANDING
Units outstanding at beginning of period	431,545	544,069	107,031	279,729	36,248
Units issued	15,402	21,458	3,590	2,921	184
Units redeemed	(49,133)	(59,735)	(22,216)	(35,348)	(4,854)
Units outstanding at end of period	397,814	505,792	88,405	247,302	31,578
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

			Invesco V.I.	Invesco V.I.	Invesco V.I.
	Invesco V.I.	Invesco V.I.	Main Street	Main Street	Managed
	Main Street	Main Street	Small Cap	Small Cap	Volatility
	Series I*	Series II*	Series I*	Series II*	Series I*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(797)	$(113,995)	$(8,774)	$(116,963)	$27,299
Net realized gains (losses)	140,388	2,726,779	28,741	312,740	(41,974)
Change in unrealized gains (losses)	(10,545)	(121,458)	176,261	1,462,409	(168,930)
Increase (decrease) in net assets from operations	129,046	2,491,326	196,228	1,658,186	(183,605)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	18,396	1,425	992	—
Transfers for contract benefits and terminations**	(184,636)	(2,059,337)	(165,284)	(948,785)	(274,044)
Contract maintenance charge	(572)	(66,693)	(879)	(32,357)	(1,550)
Transfers among the sub-accounts and with the
Fixed Account - net	1,742	(817,987)	(1,629)	(425,565)	(187,066)
Increase (decrease) in net assets from contract
transactions	(183,466)	(2,925,621)	(166,367)	(1,405,715)	(462,660)
INCREASE (DECREASE) IN NET ASSETS	(54,420)	(434,295)	29,861	252,471	(646,265)
NET ASSETS AT BEGINNING OF PERIOD	1,212,690	24,295,962	1,268,050	10,286,824	4,852,523
NET ASSETS AT END OF PERIOD	$1,158,270	$23,861,667	$1,297,911	$10,539,295	$4,206,258

UNITS OUTSTANDING
Units outstanding at beginning of period	50,091	729,401	26,077	230,551	165,848
Units issued	442	31,952	465	15,430	3,279
Units redeemed	(7,867)	(119,801)	(3,956)	(45,041)	(20,911)
Units outstanding at end of period	42,666	641,552	22,586	200,940	148,216

See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	Invesco V.I.
	Managed	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Volatility	S&P 500 Index	S&P 500 Index	Technology	Technology
	Series II*	Series I	Series II	Series I	Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$47	$52,537	$(126,283)	$(55,796)	$(92)
Net realized gains (losses)	(3,014)	3,061,708	4,637,293	754,407	2,219
Change in unrealized gains (losses)	(605)	1,704,421	2,019,668	813,933	208
Increase (decrease) in net assets from operations	(3,572)	4,818,666	6,530,678	1,512,544	2,335
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	850	1,790	1,200	—
Transfers for contract benefits and terminations**	(1,335)	(2,488,945)	(3,931,982)	(212,659)	(3,272)
Contract maintenance charge	—	(8,498)	(59,633)	(1,295)	—
Transfers among the sub-accounts and with the
Fixed Account - net	(12,764)	(613,558)	(912,841)	(173,596)	(398)
Increase (decrease) in net assets from contract
transactions	(14,099)	(3,110,151)	(4,902,666)	(386,350)	(3,670)
INCREASE (DECREASE) IN NET ASSETS	(17,671)	1,708,515	1,628,012	1,126,194	(1,335)
NET ASSETS AT BEGINNING OF PERIOD	71,702	32,893,348	46,508,161	3,652,851	7,171
NET ASSETS AT END OF PERIOD	$54,031	$34,601,863	$48,136,173	$4,779,045	$5,836

UNITS OUTSTANDING
Units outstanding at beginning of period	2,597	1,160,813	1,863,494	110,566	233
Units issued	—	61,818	77,426	24,830	—
Units redeemed	(576)	(173,234)	(256,850)	(34,939)	(105)
Units outstanding at end of period	2,021	1,049,397	1,684,070	100,457	128
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

					Legg Mason
					Partners
	Invesco V.I.	Invesco V.I.	Janus Henderson	Lazard Retirement	Clearbridge
	Value	Value	VIT Forty	Series Emerging	Variable Large
	Opportunities	Opportunities	Institutional	Market Equity	Cap Value
	Series I*	Series II*	Shares	Service Shares	Class I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(43,270)	$(34,946)	$(2)	$2	$2
Net realized gains (losses)	(97,298)	(97,520)	16	—	80
Change in unrealized gains (losses)	260,181	237,511	54	6	(38)
Increase (decrease) in net assets from operations	119,613	105,045	68	8	44
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	168	—	—	—	—
Transfers for contract benefits and terminations**	(376,484)	(217,666)	—	—	—
Contract maintenance charge	(1,704)	(5,616)	(1)	(1)	(4)
Transfers among the sub-accounts and with the
Fixed Account - net	(129,370)	(88,003)	(2)	58	192
Increase (decrease) in net assets from contract
transactions	(507,390)	(311,285)	(3)	57	188
INCREASE (DECREASE) IN NET ASSETS	(387,777)	(206,240)	65	65	232
NET ASSETS AT BEGINNING OF PERIOD	5,376,775	2,603,565	183	137	590
NET ASSETS AT END OF PERIOD	$4,988,998	$2,397,325	$248	$202	$822

UNITS OUTSTANDING
Units outstanding at beginning of period	269,090	128,474	4	3	22
Units issued	7,247	15,705	—	1	7
Units redeemed	(35,780)	(30,232)	—	—	—
Units outstanding at end of period	240,557	113,947	4	4	29
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

		Lord Abbet	Lord Abbet	Lord Abbet	Lord Abbet
	Lord Abbet	Fundamental	Growth	Growth	Mid Cap
	Bond Debenture	Equity	and Income	Opportunities	Stock
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$205,829	$(9,278)	$1,081	$(65,315)	$(40,759)
Net realized gains (losses)	9,751	(35,417)	50,723	558,532	42,497
Change in unrealized gains (losses)	300,168	21,793	(62,151)	880,997	57,074
Increase (decrease) in net assets from operations	515,748	(22,902)	(10,347)	1,374,214	58,812
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	4,922	—	—	2,977	1,635
Transfers for contract benefits and terminations**	(1,125,674)	(283,335)	(748,043)	(472,639)	(800,505)
Contract maintenance charge	(30,843)	(4,130)	(17,324)	(11,299)	(16,337)
Transfers among the sub-accounts and with the
Fixed Account - net	125,330	(10,084)	(36,741)	(255,361)	18,449
Increase (decrease) in net assets from contract
transactions	(1,026,265)	(297,549)	(802,108)	(736,322)	(796,758)
INCREASE (DECREASE) IN NET ASSETS	(510,517)	(320,451)	(812,455)	637,892	(737,946)
NET ASSETS AT BEGINNING OF PERIOD	10,735,260	2,464,324	6,775,176	4,201,474	8,148,337
NET ASSETS AT END OF PERIOD	$10,224,743	$2,143,873	$5,962,721	$4,839,366	$7,410,391

UNITS OUTSTANDING
Units outstanding at beginning of period	520,549	96,042	319,993	125,465	402,089
Units issued	28,810	3,566	9,200	7,042	30,530
Units redeemed	(79,617)	(15,920)	(50,186)	(27,003)	(69,146)
Units outstanding at end of period	469,742	83,688	279,007	105,504	363,473
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	MFS VIT	MFS VIT	MFS VIT	MFS VIT	MFS VIT
	Growth	Growth	High Yield	Investors Trust	Investors Trust
	Initial Class	Service Class	Initial Class	Initial Class	Service Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(13,099)	$(968)	$6,954	$(5,739)	$(1,473)
Net realized gains (losses)	164,432	9,601	(2,086)	101,222	8,756
Change in unrealized gains (losses)	112,652	6,917	984	(9,971)	8,837
Increase (decrease) in net assets from operations	263,985	15,550	5,852	85,512	16,120
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations**	(153,808)	(6,435)	(30,887)	(192,933)	(2,052)
Contract maintenance charge	(424)	(27)	(86)	(430)	(17)
Transfers among the sub-accounts and with the
Fixed Account - net	10,887	(2,825)	1,544	11,197	869
Increase (decrease) in net assets from contract
transactions	(143,345)	(9,287)	(29,429)	(182,166)	(1,200)
INCREASE (DECREASE) IN NET ASSETS	120,640	6,263	(23,577)	(96,654)	14,920
NET ASSETS AT BEGINNING OF PERIOD	924,876	60,553	187,674	877,404	137,044
NET ASSETS AT END OF PERIOD	$1,045,516	$66,816	$164,097	$780,750	$151,964

UNITS OUTSTANDING
Units outstanding at beginning of period	28,299	2,101	8,150	35,053	5,519
Units issued	1,356	9	55	6,098	332
Units redeemed	(4,662)	(318)	(1,337)	(13,223)	(410)
Units outstanding at end of period	24,993	1,792	6,868	27,928	5,441
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

					MFS VIT
	MFS VIT	MFS VIT	MFS VIT	MFS VIT	Total Return
	New Discovery	New Discovery	Research	Research	Bond
	Initial Class	Service Class	Initial Class	Service Class	Initial Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(14,919)	$(1,255)	$(3,333)	$(387)	$12,532
Net realized gains (losses)	180,081	14,054	27,404	3,242	56,534
Change in unrealized gains (losses)	275,472	21,146	37,296	2,397	2,521
Increase (decrease) in net assets from operations	440,634	33,945	61,367	5,252	71,587
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	645	—	—	—	225
Transfers for contract benefits and terminations**	(111,652)	(3,656)	(40,251)	(4,735)	(19,889)
Contract maintenance charge	(737)	(33)	(128)	(10)	(317)
Transfers among the sub-accounts and with the
Fixed Account - net	(115,968)	(3,585)	7	16	(129,220)
Increase (decrease) in net assets from contract
transactions	(227,712)	(7,274)	(40,372)	(4,729)	(149,201)
INCREASE (DECREASE) IN NET ASSETS	212,922	26,671	20,995	523	(77,614)
NET ASSETS AT BEGINNING OF PERIOD	1,167,974	80,496	456,249	40,696	741,191
NET ASSETS AT END OF PERIOD	$1,380,896	$107,167	$477,244	$41,219	$663,577

UNITS OUTSTANDING
Units outstanding at beginning of period	25,437	2,529	18,890	1,601	33,541
Units issued	4,426	279	131	1	30,641
Units redeemed	(8,750)	(489)	(1,849)	(189)	(36,144)
Units outstanding at end of period	21,113	2,319	17,172	1,413	28,038
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

			Morgan Stanley
	MFS VIT	MFS VIT	VIF Core Plus	Morgan Stanley	Morgan Stanley
	Utilities	Utilities	Fixed Income	VIF Discovery	VIF Discovery
	Initial Class	Service Class	Class I	Class I	Class II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$2,024	$1,724	$2,272	$(349,493)	$(252,004)
Net realized gains (losses)	5,724	52,256	2,827	3,742,623	3,885,634
Change in unrealized gains (losses)	847	(46,795)	5,236	16,078,493	10,113,484
Increase (decrease) in net assets from operations	8,595	7,185	10,335	19,471,623	13,747,114
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	40,120	5,693
Transfers for contract benefits and terminations**	(1,439)	(154,015)	(2,042)	(1,813,748)	(2,098,502)
Contract maintenance charge	(33)	(3)	(108)	(3,277)	(57,993)
Transfers among the sub-accounts and with the
Fixed Account - net	(4)	1,321	890	(354,734)	(2,359,707)
Increase (decrease) in net assets from contract
transactions	(1,476)	(152,697)	(1,260)	(2,131,639)	(4,510,509)
INCREASE (DECREASE) IN NET ASSETS	7,119	(145,512)	9,075	17,339,984	9,236,605
NET ASSETS AT BEGINNING OF PERIOD	194,283	425,965	168,917	14,159,530	11,239,281
NET ASSETS AT END OF PERIOD	$201,402	$280,453	$177,992	$31,499,514	$20,475,886

UNITS OUTSTANDING
Units outstanding at beginning of period	4,748	11,477	9,862	326,608	284,801
Units issued	—	283	459	13,312	12,192
Units redeemed	(35)	(4,023)	(566)	(47,270)	(97,007)
Units outstanding at end of period	4,713	7,737	9,755	292,650	199,986
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	Morgan Stanley	Morgan Stanley	Morgan Stanley	Morgan Stanley	Morgan Stanley
	VIF Emerging	VIF Emerging	VIF Emerging	VIF Global	VIF Global
	Markets Debt	Markets Equity	Markets Equity	Franchise	Infrastructure
	Class II	Class I	Class II	Class II	Class I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$127,747	$(27,248)	$(8,329)	$(184,493)	$74,961
Net realized gains (losses)	(125,159)	329,377	58,697	1,648,739	(126,428)
Change in unrealized gains (losses)	121,817	976,469	264,818	765,557	(824,227)
Increase (decrease) in net assets from operations	124,405	1,278,598	315,186	2,229,803	(875,694)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	18	180	—	10,480	360
Transfers for contract benefits and terminations**	(476,285)	(824,846)	(323,165)	(2,066,450)	(3,866,764)
Contract maintenance charge	(11,163)	(3,159)	(10,777)	(61,479)	(8,776)
Transfers among the sub-accounts and with the
Fixed Account - net	(403,707)	(406,742)	(20,872)	(995,850)	(425,630)
Increase (decrease) in net assets from contract
transactions	(891,137)	(1,234,567)	(354,814)	(3,113,299)	(4,300,810)
INCREASE (DECREASE) IN NET ASSETS	(766,732)	44,031	(39,628)	(883,496)	(5,176,504)
NET ASSETS AT BEGINNING OF PERIOD	5,023,723	11,773,000	3,062,686	23,114,805	29,573,653
NET ASSETS AT END OF PERIOD	$4,256,991	$11,817,031	$3,023,058	$22,231,309	$24,397,149

UNITS OUTSTANDING
Units outstanding at beginning of period	184,444	520,144	82,878	545,024	544,435
Units issued	13,074	20,863	3,554	14,857	30,688
Units redeemed	(46,535)	(80,275)	(13,873)	(88,398)	(120,808)
Units outstanding at end of period	150,983	460,732	72,559	471,483	454,315
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	Morgan Stanley	Morgan Stanley	Morgan Stanley
	VIF Global	VIF Global	VIF Global	Morgan Stanley	Morgan Stanley
	Infrastructure	Strategist	Strategist	VIF Growth	VIF Growth
	Class II	Class I	Class II	Class I	Class II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(25,617)	$30,445	$(55,146)	$(4,948,372)	$(1,450,638)
Net realized gains (losses)	(19,084)	2,957,061	989,045	54,349,217	14,989,632
Change in unrealized gains (losses)	(297,979)	481,660	172,954	219,688,289	49,190,816
Increase (decrease) in net assets from operations	(342,680)	3,469,166	1,106,853	269,089,134	62,729,810
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	608	1,560	98,402	60
Transfers for contract benefits and terminations**	(984,609)	(5,212,639)	(1,348,544)	(31,050,169)	(8,760,156)
Contract maintenance charge	(4,666)	(13,347)	(19,543)	(87,672)	(104,981)
Transfers among the sub-accounts and with the
Fixed Account - net	(47,600)	(461,664)	(91,982)	(12,179,148)	(6,461,265)
Increase (decrease) in net assets from contract
transactions	(1,036,875)	(5,687,042)	(1,458,509)	(43,218,587)	(15,326,342)
INCREASE (DECREASE) IN NET ASSETS	(1,379,555)	(2,217,876)	(351,656)	225,870,547	47,403,468
NET ASSETS AT BEGINNING OF PERIOD	9,427,397	45,505,922	14,794,059	250,518,519	61,215,369
NET ASSETS AT END OF PERIOD	$8,047,842	$43,288,046	$14,442,403	$476,389,066	$108,618,837

UNITS OUTSTANDING
Units outstanding at beginning of period	448,923	2,582,171	912,238	8,000,487	4,196,839
Units issued	11,319	68,666	17,455	149,240	74,749
Units redeemed	(62,046)	(447,505)	(113,472)	(1,014,803)	(712,996)
Units outstanding at end of period	398,196	2,203,332	816,221	7,134,924	3,558,592
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	Morgan Stanley	Morgan Stanley			Neuberger Berman
	VIF U.S.	VIF U.S.	Morgan Stanley	Morgan Stanley	AMT Mid
	Real Estate	Real Estate	VIS Income Plus	VIS Income Plus	Cap Growth
	Class I	Class II	Class X Shares	Class Y Shares	Class I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$99,920	$127,811	$631,557	$502,663	$(25)
Net realized gains (losses)	326,909	549,803	1,230,703	1,252,116	83
Change in unrealized gains (losses)	(2,578,810)	(4,204,253)	999,658	1,202,107	491
Increase (decrease) in net assets from operations	(2,151,981)	(3,526,639)	2,861,918	2,956,886	549
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	7,002	1,657	575	2,214	—
Transfers for contract benefits and terminations**	(791,979)	(2,229,291)	(4,565,592)	(3,363,914)	—
Contract maintenance charge	(2,333)	(47,809)	(11,009)	(50,018)	(8)
Transfers among the sub-accounts and with the
Fixed Account - net	137,215	(424,909)	426,512	(676,208)	(1)
Increase (decrease) in net assets from contract
transactions	(650,095)	(2,700,352)	(4,149,514)	(4,087,926)	(9)
INCREASE (DECREASE) IN NET ASSETS	(2,802,076)	(6,226,991)	(1,287,596)	(1,131,040)	540
NET ASSETS AT BEGINNING OF PERIOD	11,965,231	20,140,046	34,206,114	40,083,204	1,464
NET ASSETS AT END OF PERIOD	$9,163,155	$13,913,055	$32,918,518	$38,952,164	$2,004

UNITS OUTSTANDING
Units outstanding at beginning of period	263,737	513,238	848,845	2,030,585	37
Units issued	13,752	81,893	50,672	131,716	—
Units redeemed	(29,550)	(157,859)	(159,898)	(338,180)	—
Units outstanding at end of period	247,939	437,272	739,619	1,824,121	37
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

				PIMCO VIT
		PIMCO VIT		International
	Neuberger Berman	Commodity	PIMCO VIT	Bond (U.S.
	AMT Sustainable	RealReturn®	Emerging	Dollar-Hedged)	PIMCO VIT
	Equity	Strategy	Markets Bond	Institutional	Real Return
	Class I	Advisor Class	Advisor Class	Class	Advisor Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(268)	$16,742	$12,506	$30	$(10,573)
Net realized gains (losses)	1,188	(90,135)	(2,528)	1	31,156
Change in unrealized gains (losses)	4,060	72,100	8,399	(4)	244,954
Increase (decrease) in net assets from operations	4,980	(1,293)	18,377	27	265,537
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations**	(267)	(27,982)	(93,150)	—	(377,415)
Contract maintenance charge	(12)	(1,191)	(1,510)	(3)	(8,766)
Transfers among the sub-accounts and with the
Fixed Account - net	—	(6,218)	(16,598)	80	(50,615)
Increase (decrease) in net assets from contract
transactions	(279)	(35,391)	(111,258)	77	(436,796)
INCREASE (DECREASE) IN NET ASSETS	4,701	(36,684)	(92,881)	104	(171,259)
NET ASSETS AT BEGINNING OF PERIOD	28,523	436,524	500,332	691	3,066,260
NET ASSETS AT END OF PERIOD	$33,224	$399,840	$407,451	$795	$2,895,001

UNITS OUTSTANDING
Units outstanding at beginning of period	2,634	83,627	28,154	36	226,980
Units issued	—	6,135	731	3	21,979
Units redeemed	(28)	(13,029)	(7,173)	—	(53,679)
Units outstanding at end of period	2,606	76,733	21,712	39	195,280

See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

				Putnam VT	Putnam VT
		PIMCO VIT	Putnam VT	Emerging	Focused
	PIMCO VIT	Total Return	Diversified	Markets	International
	Total Return	Institutional	Income	Equity Fund	Equity
	Advisor Class	Class	Class IB	Class IB	Class IB*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$25,557	$2	$804,609	$(105,542)	$(205,132)
Net realized gains (losses)	146,863	6	(578,541)	297,735	573,627
Change in unrealized gains (losses)	291,180	21	(595,036)	1,743,689	890,361
Increase (decrease) in net assets from operations	463,600	29	(368,968)	1,935,882	1,258,856
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	11,589	20,506	45,559
Transfers for contract benefits and terminations**	(853,042)	—	(1,555,399)	(556,489)	(2,076,409)
Contract maintenance charge	(25,559)	(1)	(20,015)	(27,086)	(38,056)
Transfers among the sub-accounts and with the
Fixed Account - net	713,707	1	261,767	(595,960)	(536,885)
Increase (decrease) in net assets from contract
transactions	(164,894)	—	(1,302,058)	(1,159,029)	(2,605,791)
INCREASE (DECREASE) IN NET ASSETS	298,706	29	(1,671,026)	776,853	(1,346,935)
NET ASSETS AT BEGINNING OF PERIOD	7,207,158	417	14,288,223	8,299,715	19,216,551
NET ASSETS AT END OF PERIOD	$7,505,864	$446	$12,617,197	$9,076,568	$17,869,616

UNITS OUTSTANDING
Units outstanding at beginning of period	462,964	23	679,348	555,901	1,297,668
Units issued	80,844	—	41,633	28,707	25,514
Units redeemed	(92,730)	—	(106,575)	(112,621)	(212,579)
Units outstanding at end of period	451,078	23	614,406	471,987	1,110,603
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	Putnam VT	Putnam VT	Putnam VT	Putnam VT	Putnam VT
	George Putnam	Global	Global	Government	Growth
	Balanced	Asset Allocation	Health Care	Money Market	Opportunities
	Class IB	Class IB	Class IB	Class IB	Class IB
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(118,775)	$41,815	$(180,096)	$(402,983)	$(1,555,053)
Net realized gains (losses)	3,348,380	401,809	2,215,610	—	12,653,257
Change in unrealized gains (losses)	1,810,233	1,202,725	626,934	—	23,155,733
Increase (decrease) in net assets from operations	5,039,838	1,646,349	2,662,448	(402,983)	34,253,937
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	12,161	4,010	50,339	170,663	171,065
Transfers for contract benefits and terminations**	(3,576,251)	(1,158,427)	(1,516,663)	(17,665,025)	(10,753,043)
Contract maintenance charge	(88,682)	(36,849)	(54,785)	(108,983)	(226,667)
Transfers among the sub-accounts and with the
Fixed Account - net	1,148,254	1,074,765	(895,374)	14,198,851	(4,707,696)
Increase (decrease) in net assets from contract
transactions	(2,504,518)	(116,501)	(2,416,483)	(3,404,494)	(15,516,341)
INCREASE (DECREASE) IN NET ASSETS	2,535,320	1,529,848	245,965	(3,807,477)	18,737,596
NET ASSETS AT BEGINNING OF PERIOD	39,844,053	14,696,082	20,469,790	32,073,612	101,901,536
NET ASSETS AT END OF PERIOD	$42,379,373	$16,225,930	$20,715,755	$28,266,135	$120,639,132

UNITS OUTSTANDING
Units outstanding at beginning of period	1,964,770	652,653	604,972	3,448,374	6,675,901
Units issued	124,757	96,984	10,370	2,038,048	153,250
Units redeemed	(247,836)	(87,574)	(79,595)	(2,400,448)	(1,044,157)
Units outstanding at end of period	1,841,691	662,063	535,747	3,085,974	5,784,994
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

			Putnam VT	Putnam VT
	Putnam VT	Putnam VT	International	International	Putnam VT
	High Yield	Income	Equity	Value	Large Cap Value
	Class IB	Class IB	Class IB	Class IB	Class IB*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$689,845	$1,343,507	$48,355	$70,915	$391,048
Net realized gains (losses)	(290,638)	184,495	(103,701)	(279,450)	11,437,783
Change in unrealized gains (losses)	117,864	121,992	4,208,764	301,414	(7,697,976)
Increase (decrease) in net assets from operations	517,071	1,649,994	4,153,418	92,879	4,130,855
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	21,141	24,075	37,967	8,067	85,954
Transfers for contract benefits and terminations**	(2,282,772)	(4,339,120)	(3,268,085)	(804,948)	(12,671,691)
Contract maintenance charge	(42,526)	(102,947)	(91,436)	(16,813)	(285,038)
Transfers among the sub-accounts and with the
Fixed Account - net	(61,217)	1,808,966	(1,374,116)	45,574	(4,227,143)
Increase (decrease) in net assets from contract
transactions	(2,365,374)	(2,609,026)	(4,695,670)	(768,120)	(17,097,918)
INCREASE (DECREASE) IN NET ASSETS	(1,848,303)	(959,032)	(542,252)	(675,241)	(12,967,063)
NET ASSETS AT BEGINNING OF PERIOD	18,146,725	41,983,189	46,998,772	7,683,634	152,365,356
NET ASSETS AT END OF PERIOD	$16,298,422	$41,024,157	$46,456,520	$7,008,393	$139,398,293

UNITS OUTSTANDING
Units outstanding at beginning of period	697,750	2,199,058	3,005,219	504,493	4,493,054
Units issued	26,358	263,690	133,427	30,909	149,201
Units redeemed	(120,219)	(399,990)	(437,930)	(85,305)	(707,156)
Units outstanding at end of period	603,889	2,062,758	2,700,716	450,097	3,935,099
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	Putnam VT			Putnam VT
	Mortgage	Putnam VT	Putnam VT	Small Cap	Putnam VT
	Securities	Multi-Cap Core	Research	Growth	Small Cap Value
	Class IB	Class IB	Class IB	Class IB	Class IB
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$689,488	$(187,877)	$(151,866)	$(49,631)	$(81,320)
Net realized gains (losses)	(329,492)	3,417,984	3,646,878	206,125	(2,274,862)
Change in unrealized gains (losses)	(675,115)	2,648,942	(179,760)	1,227,259	2,555,585
Increase (decrease) in net assets from operations	(315,119)	5,879,049	3,315,252	1,383,753	199,403
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	3,910	76,307	11,117	10,600	17,178
Transfers for contract benefits and terminations**	(1,086,201)	(3,367,036)	(1,864,494)	(253,061)	(1,739,957)
Contract maintenance charge	(18,472)	(82,785)	(46,590)	(11,598)	(29,724)
Transfers among the sub-accounts and with the
Fixed Account - net	20,198	(2,014,168)	(691,822)	(492,974)	(657,443)
Increase (decrease) in net assets from contract
transactions	(1,080,565)	(5,387,682)	(2,591,789)	(747,033)	(2,409,946)
INCREASE (DECREASE) IN NET ASSETS	(1,395,684)	491,367	723,463	636,720	(2,210,543)
NET ASSETS AT BEGINNING OF PERIOD	9,521,046	44,279,340	19,827,333	3,488,498	25,192,989
NET ASSETS AT END OF PERIOD	$8,125,362	$44,770,707	$20,550,796	$4,125,218	$22,982,446

UNITS OUTSTANDING
Units outstanding at beginning of period	539,040	2,183,616	799,940	97,474	770,064
Units issued	38,348	29,160	32,278	2,011	57,473
Units redeemed	(102,692)	(310,485)	(132,084)	(20,689)	(145,266)
Units outstanding at end of period	474,696	1,902,291	700,134	78,796	682,271
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	Putnam VT	Putnam VT	Templeton
	Sustainable	Sustainable	Developing	Templeton	Templeton
	Future	Leaders	Markets	Foreign	Global Bond
	Class IB	Class IB	VIP Class 2	VIP Class 2	VIP Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(75,202)	$(710,605)	$144,430	$452,168	$54,069
Net realized gains (losses)	520,757	10,041,345	237,234	(1,016,117)	(12,290)
Change in unrealized gains (losses)	2,078,577	8,519,119	513,693	(342,292)	(98,499)
Increase (decrease) in net assets from operations	2,524,132	17,849,859	895,357	(906,241)	(56,720)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	26,229	187,028	1,560	15,081	—
Transfers for contract benefits and terminations**	(541,859)	(5,640,673)	(399,057)	(2,638,179)	(55,560)
Contract maintenance charge	(15,145)	(195,183)	(20,497)	(64,234)	(1,196)
Transfers among the sub-accounts and with the
Fixed Account - net	(380,166)	(3,828,841)	(264,738)	281,593	21,464
Increase (decrease) in net assets from contract
transactions	(910,941)	(9,477,669)	(682,732)	(2,405,739)	(35,292)
INCREASE (DECREASE) IN NET ASSETS	1,613,191	8,372,190	212,625	(3,311,980)	(92,012)
NET ASSETS AT BEGINNING OF PERIOD	5,516,844	73,387,504	6,418,817	31,191,253	853,384
NET ASSETS AT END OF PERIOD	$7,130,035	$81,759,694	$6,631,442	$27,879,273	$761,372

UNITS OUTSTANDING
Units outstanding at beginning of period	140,177	3,272,162	162,495	1,662,714	30,379
Units issued	3,605	73,357	7,983	152,360	2,149
Units redeemed	(23,362)	(484,085)	(25,087)	(294,815)	(3,332)
Units outstanding at end of period	120,420	2,861,434	145,391	1,520,259	29,196
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

Templeton
Growth
VIP Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$5,252
Net realized gains (losses)	(18,857)
Change in unrealized gains (losses)	25,742
Increase (decrease) in net assets from operations	12,137
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—
Transfers for contract benefits and terminations**	(53,161)
Contract maintenance charge	(166)
Transfers among the sub-accounts and with the
Fixed Account - net	(33,483)
Increase (decrease) in net assets from contract
transactions	(86,810)
INCREASE (DECREASE) IN NET ASSETS	(74,673)
NET ASSETS AT BEGINNING OF PERIOD	450,470
NET ASSETS AT END OF PERIOD	$375,797

UNITS OUTSTANDING
Units outstanding at beginning of period	19,098
Units issued	1,081
Units redeemed	(4,958)
Units outstanding at end of period	15,221

See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

1. Organization
On January 26, 2021, Allstate Insurance Company entered into a purchase agreement with Everlake US Holdings Company (formerly Antelope US Holdings Company), an affiliate of an investment fund managed by Blackstone Inc. to sell Everlake Life Insurance Company (“ELIC", formerly known as Allstate Life Insurance Company) and certain affiliates. The necessary state regulatory approvals were received on October 29, 2021, and the sale of ELIC and certain affiliates was completed on November 1, 2021, at which time Everlake US Holdings Company became the parent of ALIC. Subsequently Allstate Life Insurance Company was renamed Everlake Life Insurance Company. The transaction had no impact on the obligations towards the contractholders of Everlake Financial Advisors Separate Account I.
Everlake Financial Advisors Separate Account I (the “Account”, formerly known as Allstate Financial Advisors Separate Account I), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of ELIC. The assets of the Account are legally segregated from those of ELIC. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
The assets within the Account are legally segregated from each other into sub-accounts (the “sub-accounts”). On June 1, 2006, Allstate Life Insurance Company (“ALIC”) completed the disposal of substantially all of its variable annuity business through a combination of coinsurance and modified coinsurance reinsurance, and administrative services agreements with subsidiaries of Prudential Financial, Inc. (“Prudential”). Prudential is responsible for servicing the individual annuity contracts, including those of the Account. The reinsurance agreements do not extinguish ELIC’s contractual obligations to the contractholders. ELIC continues to be responsible for all contract terms and conditions. The obligations of Prudential under the reinsurance and administrative agreements are to ELIC.
ELIC issued the following variable annuity contracts through the Account (collectively the “Contracts”). The Account accepts additional deposits from existing contractholders, but is closed to new contractholders.
AIM Lifetime America Variable Annuity Series (Classic, Freedom, and Regal)
AIM Lifetime Enhanced ChoiceSM Variable Annuity
AIM Lifetime PlusSM Variable Annuity
AIM Lifetime PlusSM II Variable Annuity
Allstate Advisor Variable Annuity (Base, Plus, and Preferred)
Allstate Advisor (STI) Variable Annuity (Base and Preferred)
Allstate Personal Retirement Manager
Allstate Provider Variable Annuity Series (Base, Advantage, Extra, and Ultra)
Allstate Retirement Access VA B Series
Allstate Retirement Access VA L Series
Allstate Retirement Access VA X Series
Allstate Variable Annuity (Base and L-Share)
Morgan Stanley Variable Annuity II
Morgan Stanley Variable Annuity II Asset Manager
Morgan Stanley Variable Annuity 3
Morgan Stanley Variable Annuity 3 Asset Manager
Preferred Client Variable Annuity
Putnam Allstate Advisor Variable Annuity (Base, Plus, Preferred, and Apex)
Scudder Horizon Advantage Variable Annuity
Select Directions Variable Annuity
STI Classic Variable Annuity
Absent any Contract provisions wherein ELIC contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-account names listed below correspond to the mutual fund portfolios ("Fund" or "Funds") in which they invest:

Alliance Bernstein VPS Growth & Income Class B	AST Advanced Strategies
Alliance Bernstein VPS International Value Class B	AST AllianzGI World Trends
Alliance Bernstein VPS Large Cap Growth Class B	AST Balanced Asset Allocation
Alliance Bernstein VPS Small/Mid Value Class B	AST BlackRock Global Strategies**
American Century VP Balanced Class I**	AST BlackRock Low Duration Bond
American Century VP International Class I	AST BlackRock/Loomis Sayles Bond
AST Academic Strategies Asset Allocation	AST Bond Portfolio 2021**

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

AST Bond Portfolio 2022	BNY Mellon Stock Index Fund, Inc.
AST Bond Portfolio 2023	BNY Mellon Sustainable U.S. Equity Portfolio, Inc
AST Bond Portfolio 2024	BNY Mellon VIF Government Money Market
AST Bond Portfolio 2025**	BNY Mellon VIF Growth and Income Initial Shares
AST Bond Portfolio 2026	DWS Bond VIP Class A*
AST Bond Portfolio 2027**	DWS Capital Growth VIP Class A
AST Bond Portfolio 2028**	DWS Core Equity VIP Class A
AST Bond Portfolio 2029**	DWS CROCI® International VIP Class A
AST Bond Portfolio 2030	DWS Global Income Builder VIP Class A
AST Bond Portfolio 2031	DWS Global Small Cap VIP Class A
AST Bond Portfolio 2032*	DWS Government Money Market VIP Class A*
AST Capital Growth Asset Allocation	DWS Small Mid Cap Growth VIP Class A
AST ClearBridge Dividend Growth**	Federated Hermes Government Money Fund II
AST Cohen & Steers Global Realty	Fidelity VIP Asset Manager: Growth Service Class 2**
AST Cohen & Steers Realty	Fidelity VIP Contrafund Initial Class
AST Emerging Markets Equity	Fidelity VIP Contrafund Service Class 2
AST Fidelity Institutional AMSM Quantitative*	Fidelity VIP Equity-Income Initial Class
AST Global Bond	Fidelity VIP Equity-Income Service Class 2
AST Goldman Sachs Multi-Asset*	Fidelity VIP Freedom 2010 Service Class 2
AST Goldman Sachs Small-Cap Value	Fidelity VIP Freedom 2020 Service Class 2
AST Government Money Market	Fidelity VIP Freedom 2030 Service Class 2
AST High Yield	Fidelity VIP Freedom Income Service Class 2
AST Hotchkis & Wiley Large-Cap Value	Fidelity VIP Government Money Market Initial Class
AST International Growth	Fidelity VIP Government Money Market Service Class 2
AST International Value	Fidelity VIP Growth & Income Service Class 2
AST Investment Grade Bond	Fidelity VIP Growth Initial Class
AST J.P. Morgan Global Thematic	Fidelity VIP Growth Opportunities Service Class 2
AST J.P. Morgan International Equity	Fidelity VIP Growth Service Class 2
AST J.P. Morgan Strategic Opportunities	Fidelity VIP High Income Initial Class
AST Jennison Large-Cap Growth**	Fidelity VIP High Income Service Class 2
AST Large-Cap Core	Fidelity VIP Index 500 Initial Class
AST Loomis Sayles Large-Cap Growth	Fidelity VIP Index 500 Service Class 2
AST MFS Global Equity	Fidelity VIP Investment Grade Bond Initial Class
AST MFS Growth	Fidelity VIP Investment Grade Bond Service Class 2
AST MFS Growth Allocation**	Fidelity VIP Mid Cap Service Class 2
AST MFS Large-Cap Value**	Fidelity VIP Overseas Initial Class
AST Mid-Cap Growth	Fidelity VIP Overseas Service Class 2
AST Neuberger Berman/LSV Mid-Cap Value	Franklin DynaTech VIP Class 2*
AST Preservation Asset Allocation	Franklin Growth and Income VIP Class 2
AST Prudential Core Bond**	Franklin Income VIP Class 2
AST Prudential Growth Allocation	Franklin Large Cap Growth VIP Class 2
AST QMA US Equity Alpha*	Franklin Mutual Global Discovery VIP Class 2
AST Quantitative Modeling**	Franklin Mutual Shares VIP Class 2
AST Small-Cap Growth	Franklin Small Cap Value VIP Class 2
AST Small-Cap Growth Opportunities	Franklin Small-Mid Cap Growth VIP Class 2
AST Small-Cap Value	Franklin U.S. Government Securities VIP Class 2
AST T. Rowe Price Asset Allocation	Goldman Sachs VIT International Equity Insights Institutional Shares**
AST T. Rowe Price Large-Cap Growth	Goldman Sachs VIT Large Cap Value Institutional Shares
AST T. Rowe Price Large-Cap Value	Goldman Sachs VIT Mid Cap Value Institutional Shares
AST T. Rowe Price Natural Resources	Goldman Sachs VIT Small Cap Equity Insights Institutional Shares
AST WEDGE Capital Mid-Cap Value*	Goldman Sachs VIT Strategic Growth Institutional Shares
AST Wellington Management Hedged Equity	Goldman Sachs VIT U.S. Equity Insights Institutional Shares
AST Western Asset Core Plus Bond	Invesco Oppenheimer V.I. International Growth Series II**
AST Western Asset Emerging Markets Debt**	Invesco V.I. American Franchise Series I

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

Invesco V.I. American Franchise Series II	Legg Mason Partners Clearbridge Variable Large Cap Value Class I
Invesco V.I. American Value Series I*	Lord Abbet Bond Debenture
Invesco V.I. American Value Series II*	Lord Abbet Fundamental Equity
Invesco V.I. Capital Appreciation Series I*	Lord Abbet Growth and Income
Invesco V.I. Capital Appreciation Series II*	Lord Abbet Growth Opportunities
Invesco V.I. Comstock Series I	Lord Abbet Mid Cap Stock
Invesco V.I. Comstock Series II	MFS VIT Growth Initial Class
Invesco V.I. Conservative Balanced Series I*	MFS VIT Growth Service Class
Invesco V.I. Conservative Balanced Series II*	MFS VIT High Yield Initial Class
Invesco V.I. Core Bond Series I*	MFS VIT Investors Trust Initial Class
Invesco V.I. Core Bond Series II*	MFS VIT Investors Trust Service Class
Invesco V.I. Core Equity Series I	MFS VIT New Discovery Initial Class
Invesco V.I. Core Equity Series II	MFS VIT New Discovery Service Class
Invesco V.I. Core Plus Bond Series I	MFS VIT Research Initial Class
Invesco V.I. Core Plus Bond Series II	MFS VIT Research Service Class
Invesco V.I. Discovery Mid Cap Growth Series I*	MFS VIT Total Return Bond Initial Class
Invesco V.I. Discovery Mid Cap Growth Series II*	MFS VIT Utilities Initial Class
Invesco V.I. Diversified Dividend Series I	MFS VIT Utilities Service Class
Invesco V.I. Diversified Dividend Series II	Morgan Stanley VIF Core Plus Fixed Income Class I
Invesco V.I. Equity and Income Series I*	Morgan Stanley VIF Discovery Class I
Invesco V.I. Equity and Income Series II*	Morgan Stanley VIF Discovery Class II
Invesco V.I. Global Core Equity Series I	Morgan Stanley VIF Emerging Markets Debt Class II
Invesco V.I. Global Core Equity Series II	Morgan Stanley VIF Emerging Markets Equity Class I
Invesco V.I. Global Series I*	Morgan Stanley VIF Emerging Markets Equity Class II
Invesco V.I. Global Series II*	Morgan Stanley VIF Global Franchise Class II
Invesco V.I. Global Strategic Income Series I*	Morgan Stanley VIF Global Infrastructure Class I
Invesco V.I. Global Strategic Income Series II*	Morgan Stanley VIF Global Infrastructure Class II
Invesco V.I. Government Money Market Series I	Morgan Stanley VIF Global Strategist Class I
Invesco V.I. Government Money Market Series II	Morgan Stanley VIF Global Strategist Class II
Invesco V.I. Government Securities Series I	Morgan Stanley VIF Growth Class I
Invesco V.I. Government Securities Series II	Morgan Stanley VIF Growth Class II
Invesco V.I. Growth and Income Series II	Morgan Stanley VIF U.S. Real Estate Class I
Invesco V.I. High Yield Series I	Morgan Stanley VIF U.S. Real Estate Class II
Invesco V.I. High Yield Series II	Morgan Stanley VIS Income Plus Class X Shares
Invesco V.I. International Growth Series I	Morgan Stanley VIS Income Plus Class Y Shares
Invesco V.I. International Growth Series II	Neuberger Berman AMT Mid Cap Growth Class I
Invesco V.I. Main Street Mid Cap Series I*	Neuberger Berman AMT Sustainable Equity Class I
Invesco V.I. Main Street Mid Cap Series II*	PIMCO VIT CommodityRealReturn® Strategy Advisor Class
Invesco V.I. Main Street Series I*	PIMCO VIT Emerging Markets Bond Advisor Class
Invesco V.I. Main Street Series II*	PIMCO VIT International Bond (U.S. Dollar-Hedged) Institutional Class
Invesco V.I. Main Street Small Cap Series I*	PIMCO VIT Real Return Advisor Class
Invesco V.I. Main Street Small Cap Series II*	PIMCO VIT Total Return Advisor Class
Invesco V.I. Managed Volatility Series I*	PIMCO VIT Total Return Institutional Class
Invesco V.I. Managed Volatility Series II*	Profund VP Consumer Goods**
Invesco V.I. S&P 500 Index Series I	ProFund VP Consumer Services**
Invesco V.I. S&P 500 Index Series II	ProFund VP Financials**
Invesco V.I. Technology Series I	ProFund VP Health Care**
Invesco V.I. Technology Series II	ProFund VP Industrials**
Invesco V.I. Value Opportunities Series I*	ProFund VP Large-Cap Growth**
Invesco V.I. Value Opportunities Series II*	ProFund VP Large-Cap Value**
Janus Henderson VIT Forty Institutional Shares	ProFund VP Mid-Cap Growth**
Janus Henderson VIT Global Research Service Shares**	ProFund VP Mid-Cap Value**
Janus Henderson VIT Overseas Service Shares**	ProFund VP Real Estate**
Lazard Retirement Series Emerging Market Equity Service Shares	ProFund VP Small-Cap Growth**

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

ProFund VP Small-Cap Value**	Putnam VT International Value Class IB
ProFund VP Telecommunications**	Putnam VT Large Cap Value Class IB*
ProFund VP Utilities**	Putnam VT Mortgage Securities Class IB
Putnam VT Diversified Income Class IB	Putnam VT Multi-Cap Core Class IB
Putnam VT Emerging Markets Equity Fund Class IB	Putnam VT Research Class IB
Putnam VT Focused International Equity Class IB*	Putnam VT Small Cap Growth Class IB
Putnam VT George Putnam Balanced Class IB	Putnam VT Small Cap Value Class IB
Putnam VT Global Asset Allocation Class IB	Putnam VT Sustainable Future Class IB
Putnam VT Global Health Care Class IB	Putnam VT Sustainable Leaders Class IB
Putnam VT Government Money Market Class IB	Rydex VT NASDAQ-100®**
Putnam VT Growth Opportunities Class IB	Templeton Developing Markets VIP Class 2
Putnam VT High Yield Class IB	Templeton Foreign VIP Class 2
Putnam VT Income Class IB	Templeton Global Bond VIP Class 2
Putnam VT International Equity Class IB	Templeton Growth VIP Class 2

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2021.
(**) Sub-account was available, but had no net assets as of December 31, 2021.
The net assets are affected by the investment results of each Fund, transactions by contractholders and certain contract expenses (see Note 5). Contractholders’ interests consist of units of the sub-account. The accompanying financial statements include only contractholders’ purchase payments applicable to the variable portions of their contracts and exclude any purchase payments directed by the contractholder to the Fixed Account in which the contractholders’ deposits are included in the ELIC general account assets and earn a fixed rate of return.

A contractholder may choose from among a number of different underlying Fund options. The underlying Funds are not available to the general public directly. These Funds are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.

Some of these underlying Funds have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying Funds may be similar to and may in fact be modeled after publicly traded mutual funds, the underlying Funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying Funds may differ substantially.

The Novel Coronavirus Pandemic or COVID-19 (“Coronavirus”) resulted in governments worldwide enacting emergency measures to combat the spread of the virus. Ongoing uncertainty related to the future path of the pandemic has and may continue to create market volatility that impacts the valuations, liquidity, prospects and risks of fixed income securities and equity securities, including sub accounts of the Account. Future investment results will depend on developments, including the duration and spread of the outbreak, preventive measures to combat the spread of the virus, and capital market conditions, including the pace of economic recovery and effectiveness of the fiscal and monetary policy responses. The ongoing impact of the Coronavirus on financial markets and the overall economy remain uncertain. Some of the restrictions implemented to contain the pandemic have been relaxed, but reduced economic activity, limits on large gatherings and events and higher unemployment continue. Additionally, there is no way of predicting with certainty how long the pandemic might last, including the potential for restrictions being restored or new restrictions being implemented that could result in further economic volatility.

Reclassifications - Certain prior year amounts were reclassified to conform to the current year's presentation.

Subsequent Event - Subsequent events were evaluated through April 8, 2022, the date the financial statements were available to be issued.

2. Portfolio Changes

The operations of the following sub-accounts were affected by the following changes that occurred during the year ended December 31, 2021.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

The following sub-account was opened during the year ended December 31, 2021:

Date:	Fund Name:
January 4, 2021	AST Bond Portfolio 2032

Below listed are the sub-accounts (“Merged from”) that merged into another sub-account (“Merged to”) on the effective merger date. Accordingly, all of the assets of the Merged from sub-account were transferred in exchange for shares of the Merged to sub-account for units of equal aggregate value and the Merged to sub-account’s assumption of all of the current and future liabilities of the Merged from sub-account effective on the merger date. Accordingly, the cost basis of the respective sub-account’s investments received from the underlying Merged from sub-account were carried forward and invested in the underlying Merged to sub-account for GAAP and tax purposes. The Merged from sub-account ceases operations from the effective merger date.

Date:	Merged from:	Merged to:
April 30, 2021	Invesco V.I. Managed Volatility Series I	Invesco V.I. Equity and Income Series I
April 30, 2021	Invesco V.I. Managed Volatility Series II	Invesco V.I. Equity and Income Series II
April 30, 2021	Invesco V.I. Value Opportunities Series I	Invesco V.I. American Value Series I
April 30, 2021	Invesco V.I. Value Opportunities Series II	Invesco V.I. American Value Series II
October 28, 2021	DWS Bond VIP Class A	DWS Government Money Market VIP Class A

The following sub-accounts were closed during the year ended December 31, 2021:

Date:	Fund name:
February 22, 2021	AST Goldman Sachs Multi-Asset
February 22, 2021	AST WEDGE Capital Mid-Cap Value
October 18, 2021	AST Fidelity Institutional AMSM Quantitative
October 18, 2021	AST QMA US Equity Alpha

The following sub-account changes occurred during the year ended December 31, 2021:

New fund name:	Old fund name:
Franklin DynaTech VIP Class 2	Franklin Flex Cap Growth VIP Class 2
Invesco V.I. Capital Appreciation Series I	Invesco Oppenheimer V.I. Capital Appreciation Series I
Invesco V.I. Capital Appreciation Series II	Invesco Oppenheimer V.I. Capital Appreciation Series II
Invesco V.I. Conservative Balanced Series I	Invesco Oppenheimer V.I. Conservative Balanced Series I
Invesco V.I. Conservative Balanced Series II	Invesco Oppenheimer V.I. Conservative Balanced Series II
Invesco V.I. Core Bond Series I	Invesco Oppenheimer V.I. Total Return Bond Series I
Invesco V.I. Core Bond Series II	Invesco Oppenheimer V.I. Total Return Bond Series II
Invesco V.I. Discovery Mid Cap Growth Series I	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Series I
Invesco V.I. Discovery Mid Cap Growth Series II	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Series II
Invesco V.I. Global Series I	Invesco Oppenheimer V.I. Global Series I
Invesco V.I. Global Series II	Invesco Oppenheimer V.I. Global Series II
Invesco V.I. Global Strategic Income Series I	Invesco Oppenheimer V.I. Global Strategic Income Series I
Invesco V.I. Global Strategic Income Series II	Invesco Oppenheimer V.I. Global Strategic Income Series II
Invesco V.I. Main Street Mid Cap Series I	Invesco V.I. Mid Cap Core Equity Series I
Invesco V.I. Main Street Mid Cap Series II	Invesco V.I. Mid Cap Core Equity Series II
Invesco V.I. Main Street Series I	Invesco Oppenheimer V.I. Main Street Series I
Invesco V.I. Main Street Series II	Invesco Oppenheimer V.I. Main Street Series II
Invesco V.I. Main Street Small Cap Series I	Invesco Oppenheimer V.I. Main Street Small Cap Series I
Invesco V.I. Main Street Small Cap Series II	Invesco Oppenheimer V.I. Main Street Small Cap Series II
Putnam VT Focused International Equity Class IB	Putnam VT Global Equity Class IB
Putnam VT Large Cap Value Class IB	Putnam VT Equity Income Class IB

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

The operations of the following sub-accounts were affected by the following changes that occurred during the year ended December 31, 2020.

The following sub-account was opened during the year ended December 31, 2020:

Date:	Fund Name:
January 2, 2020	AST Bond Portfolio 2031
November 13, 2020	AST Global Bond
Below listed are the sub-accounts (“Merged from”) that merged into another sub-account (“Merged to”) on the effective merger date. Accordingly, all of the assets of the Merged from sub-account were transferred in exchange for shares of the Merged to sub-account for units of equal aggregate value and the Merged to sub-account’s assumption of all of the current and future liabilities of the Merged from sub-account effective on the merger date. Accordingly, the cost basis of the respective sub-account’s investments received from the underlying Merged from sub-account were carried forward and invested in the underlying Merged to sub-account for GAAP and tax purposes. The Merged from sub-account ceases operations from the effective merger date.

Date:	Merged from:	Merged to:
April 30, 2020	Invesco V.I. Mid Cap Growth Series I	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Series I
April 30, 2020	Invesco V.I. Mid Cap Growth Series II	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Series II
November 13, 2020	AST Templeton Global Bond	AST Global Bond

3. Summary of Significant Accounting Policies
The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of GAAP.
Investments - Investments consist of shares of the Funds and are stated at fair value based on the reported net asset value of each corresponding Fund, which in turn value their investment securities at fair value. The difference between cost and fair value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.
Dividends - Dividends declared by the Funds are recognized on the ex-dividend date.
Net Realized Gains and Losses - Net realized gains and losses on Fund shares represent the difference between the proceeds from sales of shares of the Funds by the sub-accounts and the cost of such shares, which is determined on a weighted average basis, and realized gain distributions received from the underlying Funds. Transactions are recorded on a trade date basis. Distributions of net realized gains are recorded on the Funds’ ex-distribution date.
Federal Income Taxes - The Account intends to qualify as a segregated asset account as defined by the Internal Revenue Code of 1986 (“Code”). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of Section 817(h) of the Code. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The operations of the Account are included in the tax return of ELIC. ELIC is taxed as a life insurance company under the Code. For the period from January 1 to October 31, 2021, ELIC will join with The Allstate Corporation and its eligible domestic subsidiaries in the filing of a consolidated federal income tax return. For the period from November 1 to December 31, 2021, ELIC will join its subsidiaries ELIC Reinsurance Company and Everlake Assurance Company in the filing of a consolidated federal income tax return. No income taxes are allocable to the Account. The Account had no liability for unrecognized tax benefits as of December 31, 2021 and believes that the unrecognized tax benefits balance will not materially change within the next twelve months.
Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported at the date of the financial statements and reported amounts of increases and decreases in net assets resulting from operations. Actual results could differ from those estimates.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

Contracts in payout (annuitization) period - Net assets allocated to contracts in the payout period are computed according to the industry standard mortality tables, depending on the annuitization date. The assumed investment return varies by contract but falls within a minimum of 3.00% and a 6.00% maximum.The mortality risk is fully borne by ELIC and may result in additional amounts being transferred into the Account by ELIC to cover greater longevity of annuitants than expected. A receivable is established for amounts due to the sub-accounts from ELIC but not yet received. Conversely, if amounts allocated exceed amounts required, transfers may be made to ELIC. A payable is established for amounts payable to ELIC from the sub-accounts but not yet paid. The changes in mortality risks are included in “Transfers for contract benefits and terminations” on the Statements of Changes in Net Assets and in “Contracts in payout (annuitization) period” in the Statement of Net Assets.

4. Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets recorded on the Statement of Net Assets at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:
Level 1: Assets whose values are based on unadjusted quoted prices for identical assets in an active market that the account can access.
Level 2: Assets whose values are based on the following:
(a) Quoted prices for similar assets in active markets;
(b) Quoted prices for identical or similar assets in markets that are not active; or
(c) Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset.
Level 3: Assets whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Account’s estimates of the assumptions that market participants would use in valuing the assets.
In determining fair value, the Account uses the market approach which generally utilizes market transaction data for the same or similar instruments. All investments during the reporting period consist of shares of the Funds that have daily quoted net asset values for identical assets that the sub-account can access and are categorized as Level 1. Net asset values for these actively traded Funds are obtained daily from the Fund’s managers. The Account’s policy is to recognize the transfer of securities among the levels at the beginning of the reporting period.
5. Expenses
Withdrawal Charge - In the event of withdrawal of the account value during a specified period, a withdrawal charge may be imposed. The withdrawal charge varies by contract and ranges from 0.50% to 9.00% in the first year of the contract and declines to 0% in various years as defined in the contract. These amounts are included in "Transfers for contract benefits and terminations" in the Statement of Changes in Net Assets, but are remitted to ELIC. The Preferred Client Variable Annuity does not assess a withdrawal charge.
Mortality and Expense Risk Charge - ELIC assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a rate ranging from 0.40% to 2.50% per annum of the daily net assets of the Account, based on the contract and rider options selected. The mortality and expense risk charge is recognized as a reduction in unit values and reported on the Statement of Operations. The mortality and expense risk charge covers insurance benefits available with the Contracts and certain expenses of the Contracts. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the Contracts. ELIC guarantees that the amount of this charge will not increase over the lives of the Contracts. At the contractholder’s discretion, additional options may be purchased for an additional charge. For certain living benefits, that charge is based on a protected withdrawal value and is deducted as units.
Administrative Expense Charge - ELIC deducts administrative expense charges daily at a rate ranging from 0% to 0.30% per annum of the average daily net assets of the Account. The contract will specify which rate applies. The administrative expense charge is recognized as a reduction in unit values and reported on the Statement of Operations.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

Contract Maintenance Charge - ELIC deducts an annual contract maintenance charge up to $35, depending upon the contract, on each contract anniversary and guarantees that this charge will not increase over the lives of the Contracts. This charge will be waived if certain conditions are met. ELIC deducts a monthly fee for contracts with Retirement Income Guarantee Riders at rates ranging from 0.05% to 0.30% per annum of the income base. The income base is comprised of either the contract value on the date the rider option is purchased and is adjusted for subsequent purchases or withdrawals or the highest contract value on any anniversary date adjusted for subsequent purchases or withdrawals, depending on the rider option selected. The contract maintenance charge is recognized as a redemption of units and reported on the Statements of Changes in Net Assets.

6. Purchases of Investments

The cost of investments purchased during the year ended December 31, 2021 was as follows:

Purchases
Alliance Bernstein VPS Growth & Income Class B	$1,566,304
Alliance Bernstein VPS International Value Class B	268,330
Alliance Bernstein VPS Large Cap Growth Class B	3,833,084
Alliance Bernstein VPS Small/Mid Value Class B	122,911
American Century VP International Class I	274
AST Academic Strategies Asset Allocation	210,066
AST Advanced Strategies	5,715
AST AllianzGI World Trends	22,559
AST Balanced Asset Allocation	814,290
AST BlackRock Global Strategies	170
AST Bond Portfolio 2022	5,141
AST Bond Portfolio 2031	142,129
AST Bond Portfolio 2032*	19,697
AST Capital Growth Asset Allocation	55,744
AST Fidelity Institutional AMSM Quantitative*	23,134
AST Goldman Sachs Multi-Asset*	1,148
AST Government Money Market	1,303,227
AST High Yield	610
AST International Growth	68
AST Investment Grade Bond	613,695
AST J.P. Morgan Global Thematic	2,992
AST J.P. Morgan Strategic Opportunities	506,274
AST Large-Cap Core	28,473
AST Loomis Sayles Large-Cap Growth	31
AST Mid-Cap Growth	34
AST Neuberger Berman/LSV Mid-Cap Value	34,286
AST Preservation Asset Allocation	11,555
AST Prudential Growth Allocation	621,890
AST Small-Cap Growth Opportunities	106
AST T. Rowe Price Asset Allocation	1,063,022
AST Wellington Management Hedged Equity	2,920
BNY Mellon Stock Index Fund, Inc.	16,026
BNY Mellon Sustainable U.S. Equity Portfolio, Inc	515
BNY Mellon VIF Government Money Market	101,654
BNY Mellon VIF Growth and Income Initial Shares	1,624
DWS Bond VIP Class A*	3,718
DWS Capital Growth VIP Class A	99,554
DWS Core Equity VIP Class A	114,223
DWS CROCI® International VIP Class A	5,704
DWS Global Income Builder VIP Class A	28,493
DWS Global Small Cap VIP Class A	22,683
DWS Government Money Market VIP Class A*	95,712

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

Purchases
DWS Small Mid Cap Growth VIP Class A	$25,201
Federated Hermes Government Money Fund II	77,451
Fidelity VIP Contrafund Initial Class	834,636
Fidelity VIP Contrafund Service Class 2	4,060,977
Fidelity VIP Equity-Income Initial Class	74,469
Fidelity VIP Equity-Income Service Class 2	70,245
Fidelity VIP Freedom 2010 Service Class 2	149,992
Fidelity VIP Freedom 2020 Service Class 2	629,973
Fidelity VIP Freedom 2030 Service Class 2	245,157
Fidelity VIP Freedom Income Service Class 2	69,699
Fidelity VIP Government Money Market Initial Class	9,075,089
Fidelity VIP Government Money Market Service Class 2	7,097,926
Fidelity VIP Growth & Income Service Class 2	287,274
Fidelity VIP Growth Initial Class	871,305
Fidelity VIP Growth Opportunities Service Class 2	429,964
Fidelity VIP Growth Service Class 2	41,060
Fidelity VIP High Income Initial Class	18,801
Fidelity VIP High Income Service Class 2	113,692
Fidelity VIP Index 500 Initial Class	202,448
Fidelity VIP Index 500 Service Class 2	781,652
Fidelity VIP Investment Grade Bond Initial Class	47,446
Fidelity VIP Investment Grade Bond Service Class 2	130
Fidelity VIP Mid Cap Service Class 2	1,404,335
Fidelity VIP Overseas Initial Class	67,010
Fidelity VIP Overseas Service Class 2	280
Franklin DynaTech VIP Class 2*	224,019
Franklin Growth and Income VIP Class 2	1,768,567
Franklin Income VIP Class 2	5,494,190
Franklin Large Cap Growth VIP Class 2	3,093,852
Franklin Mutual Global Discovery VIP Class 2	206,347
Franklin Mutual Shares VIP Class 2	1,762,842
Franklin Small Cap Value VIP Class 2	1,887,290
Franklin Small-Mid Cap Growth VIP Class 2	214,280
Franklin U.S. Government Securities VIP Class 2	787,010
Goldman Sachs VIT Large Cap Value Institutional Shares	217,894
Goldman Sachs VIT Mid Cap Value Institutional Shares	231,165
Goldman Sachs VIT Small Cap Equity Insights Institutional Shares	721,531
Goldman Sachs VIT Strategic Growth Institutional Shares	819
Goldman Sachs VIT U.S. Equity Insights Institutional Shares	678,801
Invesco V.I. American Franchise Series I	14,302,889
Invesco V.I. American Franchise Series II	3,331,763
Invesco V.I. American Value Series I*	7,721,401
Invesco V.I. American Value Series II*	3,025,477
Invesco V.I. Capital Appreciation Series I*	266,493
Invesco V.I. Capital Appreciation Series II*	1,469,630
Invesco V.I. Comstock Series I	1,993,976
Invesco V.I. Comstock Series II	2,288,314
Invesco V.I. Conservative Balanced Series I*	85,822
Invesco V.I. Conservative Balanced Series II*	528,441
Invesco V.I. Core Bond Series I*	48,615
Invesco V.I. Core Bond Series II*	936,912
Invesco V.I. Core Equity Series I	2,736,520
Invesco V.I. Core Equity Series II	62,237
Invesco V.I. Core Plus Bond Series I	655,759

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

Purchases
Invesco V.I. Core Plus Bond Series II	$37,788
Invesco V.I. Discovery Mid Cap Growth Series I*	1,485,599
Invesco V.I. Discovery Mid Cap Growth Series II*	2,643,108
Invesco V.I. Diversified Dividend Series I	6,043,919
Invesco V.I. Diversified Dividend Series II	1,235,342
Invesco V.I. Equity and Income Series I*	6,852,507
Invesco V.I. Equity and Income Series II*	1,085,211
Invesco V.I. Global Core Equity Series I	3,826,322
Invesco V.I. Global Core Equity Series II	1,965,802
Invesco V.I. Global Series I*	178,974
Invesco V.I. Global Series II*	621,724
Invesco V.I. Global Strategic Income Series I*	44,131
Invesco V.I. Global Strategic Income Series II*	3,086,445
Invesco V.I. Government Money Market Series I	313,550
Invesco V.I. Government Money Market Series II	7,974
Invesco V.I. Government Securities Series I	381,602
Invesco V.I. Government Securities Series II	4,791
Invesco V.I. Growth and Income Series II	720,523
Invesco V.I. High Yield Series I	756,766
Invesco V.I. High Yield Series II	803,955
Invesco V.I. International Growth Series I	1,470,856
Invesco V.I. International Growth Series II	170,020
Invesco V.I. Main Street Mid Cap Series I*	704,156
Invesco V.I. Main Street Mid Cap Series II*	8,560
Invesco V.I. Main Street Series I*	93,358
Invesco V.I. Main Street Series II*	1,846,223
Invesco V.I. Main Street Small Cap Series I*	115,649
Invesco V.I. Main Street Small Cap Series II*	908,683
Invesco V.I. Managed Volatility Series I*	114,920
Invesco V.I. Managed Volatility Series II*	988
Invesco V.I. S&P 500 Index Series I	6,349,565
Invesco V.I. S&P 500 Index Series II	7,151,661
Invesco V.I. Technology Series I	752,499
Invesco V.I. Technology Series II	373
Invesco V.I. Value Opportunities Series I*	252,735
Invesco V.I. Value Opportunities Series II*	90,321
Janus Henderson VIT Forty Institutional Shares	32
Lazard Retirement Series Emerging Market Equity Service Shares	4
Legg Mason Partners Clearbridge Variable Large Cap Value Class I	86
Lord Abbet Bond Debenture	883,040
Lord Abbet Fundamental Equity	120,652
Lord Abbet Growth and Income	844,847
Lord Abbet Growth Opportunities	1,010,475
Lord Abbet Mid Cap Stock	929,040
MFS VIT Growth Initial Class	176,387
MFS VIT Growth Service Class	11,764
MFS VIT High Yield Initial Class	409,194
MFS VIT Investors Trust Initial Class	49,478
MFS VIT Investors Trust Service Class	5,679
MFS VIT New Discovery Initial Class	224,996
MFS VIT New Discovery Service Class	18,397
MFS VIT Research Initial Class	41,910
MFS VIT Research Service Class	2,713
MFS VIT Total Return Bond Initial Class	21,759

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

Purchases
MFS VIT Utilities Initial Class	$10,767
MFS VIT Utilities Service Class	8,423
Morgan Stanley VIF Core Plus Fixed Income Class I	42,741
Morgan Stanley VIF Discovery Class I	11,712,768
Morgan Stanley VIF Discovery Class II	8,638,547
Morgan Stanley VIF Emerging Markets Debt Class II	496,759
Morgan Stanley VIF Emerging Markets Equity Class I	519,342
Morgan Stanley VIF Emerging Markets Equity Class II	106,864
Morgan Stanley VIF Global Franchise Class II	3,173,624
Morgan Stanley VIF Global Infrastructure Class I	2,287,413
Morgan Stanley VIF Global Infrastructure Class II	872,337
Morgan Stanley VIF Global Strategist Class I	4,525,448
Morgan Stanley VIF Global Strategist Class II	1,063,942
Morgan Stanley VIF Growth Class I	124,667,170
Morgan Stanley VIF Growth Class II	30,803,671
Morgan Stanley VIF U.S. Real Estate Class I	1,347,772
Morgan Stanley VIF U.S. Real Estate Class II	712,109
Morgan Stanley VIS Income Plus Class X Shares	4,586,603
Morgan Stanley VIS Income Plus Class Y Shares	7,126,484
Neuberger Berman AMT Mid Cap Growth Class I	233
Neuberger Berman AMT Sustainable Equity Class I	865
PIMCO VIT CommodityRealReturn® Strategy Advisor Class	99,323
PIMCO VIT Emerging Markets Bond Advisor Class	67,824
PIMCO VIT International Bond (U.S. Dollar-Hedged) Institutional Class	115
PIMCO VIT Real Return Advisor Class	310,317
PIMCO VIT Total Return Advisor Class	875,239
PIMCO VIT Total Return Institutional Class	27
Putnam VT Diversified Income Class IB	1,074,851
Putnam VT Emerging Markets Equity Fund Class IB	611,199
Putnam VT Focused International Equity Class IB*	1,040,563
Putnam VT George Putnam Balanced Class IB	5,093,123
Putnam VT Global Asset Allocation Class IB	1,117,811
Putnam VT Global Health Care Class IB	2,208,380
Putnam VT Government Money Market Class IB	5,841,275
Putnam VT Growth Opportunities Class IB	13,253,173
Putnam VT High Yield Class IB	1,333,437
Putnam VT Income Class IB	4,796,314
Putnam VT International Equity Class IB	4,106,813
Putnam VT International Value Class IB	483,590
Putnam VT Large Cap Value Class IB*	10,622,207
Putnam VT Mortgage Securities Class IB	513,308
Putnam VT Multi-Cap Core Class IB	5,648,364
Putnam VT Research Class IB	1,839,111
Putnam VT Small Cap Growth Class IB	458,496
Putnam VT Small Cap Value Class IB	1,490,073
Putnam VT Sustainable Future Class IB	1,011,957
Putnam VT Sustainable Leaders Class IB	9,092,906
Templeton Developing Markets VIP Class 2	747,110
Templeton Foreign VIP Class 2	2,172,176
Templeton Global Bond VIP Class 2	93,979
Templeton Growth VIP Class 2	28,345

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2021.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights
ELIC offers multiple variable annuity contracts through this Account that have unique combinations of features and fees that are assessed to the contractholders. Differences in these fee structures result in various contract expense rates and unit values which in turn result in various expense and total return ratios.
In the table below, the units, the range of lowest to highest unit values, the net assets, the investment income ratio, the range of lowest to highest expense ratios, and the ranges of total returns are presented for each of the sub-accounts. Only rider options within each sub-account that had units outstanding during the respective periods were considered when determining the lowest and highest expense ratio. These ranges of lowest to highest unit values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. Therefore, some individual contract ratios are not within the ranges presented. The range of the lowest and highest unit fair values disclosed in the Statement of Net Assets may differ from the values disclosed herein because the values in the Statement of Net Assets represent the absolute lowest and highest values without consideration of the corresponding expense ratios.
Items in the following table are notated as follows:
*    Investment Income Ratio - These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying Fund in which the sub-account invests.
Sub-accounts with a date notation indicate the effective date of that investment option in the Account. Consistent with the total return, the investment income ratio is calculated for the period, or from the effective date, through the end of the reporting period. The investment income ratio for closed sub-accounts is calculated from the beginning of period, or from the effective date, through the last day the sub-account was open. The investment income ratio is reported at zero when no dividend is received in the sub-account during the period or the net asset value at the beginning and end of the period is zero.
** Expense Ratio - These amounts represent the range of annualized contract expenses of the sub-account, consisting of mortality and expense risk charges, and contract administrative expense charges, for each period indicated. The ratios include only those expenses that are charged that result in a reduction in the unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying Fund have been excluded.
*** Total Return - These amounts represent the total return for the periods indicated, including changes in the value of the underlying Fund, and expenses assessed through the reduction of unit values. The ratio does not include any expenses assessed through the redemption of units. The total return is calculated as the change in the unit value during the reporting period, or the effective period if less than the reporting period, divided by the beginning of period unit value or the unit value on the effective date.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Alliance Bernstein VPS Growth & Income Class B
2021	1,206	$32.61	-	44.65	$39,225	0.63%	0.70	-	2.59%	24.55	-	26.95%
2020	1,309	26.18	-	35.17	33,922	1.34	0.70	-	2.59	(0.16)	-	1.76
2019	1,477	26.22	-	34.57	38,043	1.02	0.70	-	2.59	20.43	-	22.75
2018	1,654	21.77	-	28.16	35,050	0.73	0.70	-	2.59	(8.28)	-	(6.51)
2017	1,895	23.74	-	30.12	43,475	1.22	0.70	-	2.59	15.55	-	17.77

Alliance Bernstein VPS International Value Class B
2021	404	9.91	-	12.35	4,624	1.64	1.29	-	2.59	8.00	-	9.43
2020	460	9.18	-	11.29	4,837	1.55	1.29	-	2.59	(0.42)	-	0.89
2019	513	9.22	-	11.19	5,379	0.79	1.29	-	2.59	13.79	-	15.29
2018	575	8.10	-	9.71	5,251	1.09	1.29	-	2.59	(24.97)	-	(23.98)
2017	595	10.79	-	12.77	7,190	1.82	1.29	-	2.59	21.88	-	23.49

Alliance Bernstein VPS Large Cap Growth Class B
2021	1,052	42.19	-	56.71	40,156	—	0.70	-	2.59	25.34	-	27.75
2020	1,182	33.03	-	45.24	35,858	—	0.70	-	2.59	31.67	-	34.20
2019	1,359	24.61	-	34.36	31,261	—	0.70	-	2.59	30.91	-	33.43
2018	815	18.44	-	26.25	13,146	—	0.70	-	2.59	(0.32)	-	1.61
2017	935	18.15	-	26.33	15,075	—	0.70	-	2.59	28.29	-	30.76

Alliance Bernstein VPS Small/Mid Value Class B
2021	150	44.11	-	56.45	7,786	0.60	1.29	-	2.59	32.12	-	33.86
2020	180	33.38	-	42.17	6,994	0.79	1.29	-	2.59	0.40	-	1.73
2019	194	33.25	-	41.45	7,463	0.32	1.29	-	2.59	16.82	-	18.36
2018	227	28.46	-	35.02	7,427	0.22	1.29	-	2.59	(17.49)	-	(16.39)
2017	271	34.49	-	41.89	10,635	0.24	1.29	-	2.59	9.95	-	11.40

American Century VP International Class I
2021	< 1	29.70	-	29.70	9	0.16	1.45	-	1.45	7.18	-	7.18
2020	< 1	27.71	-	27.71	9	0.48	1.45	-	1.45	24.07	-	24.07
2019	< 1	22.33	-	22.33	7	0.86	1.45	-	1.45	26.57	-	26.57
2018	< 1	17.64	-	17.64	6	1.26	1.45	-	1.45	(16.45)	-	(16.45)
2017	< 1	21.12	-	21.12	7	0.87	1.45	-	1.45	29.32	-	29.32

AST Academic Strategies Asset Allocation
2021	178	12.46	-	15.31	2,505	—	1.15	-	2.60	9.59	-	11.16
2020	187	11.37	-	13.77	2,386	—	1.15	-	2.60	1.57	-	3.03
2019	196	11.20	-	13.37	2,324	—	1.15	-	2.60	13.11	-	14.73
2018	238	9.90	-	11.65	2,566	—	1.15	-	2.60	(10.48)	-	(9.19)
2017	335	11.06	-	12.83	4,015	—	1.15	-	2.60	9.74	-	11.31

AST Advanced Strategies
2021	78	18.84	-	23.14	1,682	—	1.15	-	2.60	10.94	-	12.53
2020	83	16.98	-	20.57	1,610	—	1.15	-	2.60	7.87	-	9.42
2019	83	15.74	-	18.80	1,432	—	1.15	-	2.60	18.77	-	20.47
2018	102	13.26	-	15.60	1,517	—	1.15	-	2.60	(8.29)	-	(6.96)
2017	139	14.45	-	16.77	2,211	—	1.15	-	2.60	13.97	-	15.60

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
AST AllianzGI World Trends
2021	34	$15.39	-	18.83	$603	—%	1.15	-	2.65%	8.27	-	9.88%
2020	35	14.22	-	17.14	560	—	1.15	-	2.65	11.15	-	12.80
2019	68	12.79	-	15.19	919	—	1.15	-	2.65	15.00	-	16.70
2018	67	11.12	-	13.02	816	—	1.15	-	2.65	(10.30)	-	(8.96)
2017	104	12.40	-	14.30	1,404	—	1.15	-	2.65	13.24	-	14.91

AST Balanced Asset Allocation
2021	308	18.30	-	22.01	6,373	—	1.00	-	2.30	10.30	-	11.73
2020	292	16.59	-	19.70	5,381	—	1.00	-	2.30	9.25	-	10.66
2019	320	15.18	-	17.80	5,313	—	1.00	-	2.30	16.73	-	18.23
2018	328	13.01	-	15.06	4,681	—	1.00	-	2.30	(7.09)	-	(5.88)
2017	454	14.00	-	16.00	6,947	—	1.00	-	2.30	12.33	-	13.77

AST BlackRock Global Strategies
2021	—	15.58	-	15.58	—	—	1.55	-	1.55	9.97	-	9.97
2020	< 1	14.17	-	14.17	2	—	1.55	-	1.55	3.14	-	3.14
2019	< 1	13.74	-	13.74	4	—	1.55	-	1.55	15.82	-	15.82
2018	< 1	11.38	-	11.86	4	—	1.55	-	2.10	(7.24)	-	(6.73)
2017	< 1	12.27	-	12.72	4	—	1.55	-	2.10	10.30	-	10.90

AST BlackRock Low Duration Bond
2021	4	11.12	-	12.20	49	—	1.00	-	1.65	(2.22)	-	(1.59)
2020	4	11.37	-	12.40	50	—	1.00	-	1.65	0.89	-	1.54
2019	4	11.27	-	12.21	48	—	1.00	-	1.65	2.92	-	3.58
2018	7	10.95	-	11.79	81	—	1.00	-	1.65	(0.90)	-	(0.26)
2017	9	11.05	-	11.82	98	—	1.00	-	1.65	0.05	-	0.70

AST BlackRock/Loomis Sayles Bond
2021	5	14.64	-	16.06	79	—	1.00	-	1.65	(2.74)	-	(2.11)
2020	6	15.05	-	16.41	92	—	1.00	-	1.65	5.62	-	6.30
2019	5	14.25	-	15.44	75	—	1.00	-	1.65	7.45	-	8.14
2018	5	13.27	-	14.28	71	—	1.00	-	1.65	(2.28)	-	(1.65)
2017	5	13.58	-	14.52	76	—	1.00	-	1.65	2.67	-	3.33

AST Bond Portfolio 2022
2021	40	12.05	-	12.72	498	—	1.50	-	2.00	(2.87)	-	(2.39)
2020	40	12.41	-	13.03	510	—	1.50	-	2.00	2.95	-	3.45
2019	42	12.05	-	12.60	509	—	1.50	-	2.00	3.81	-	4.32
2018	24	11.70	-	12.08	291	—	1.50	-	1.90	(2.02)	-	(1.63)
2017	—	11.99	-	11.99	—	—	1.85	-	1.85	(0.27)	-	(0.27)

AST Bond Portfolio 2023
2021	11	10.95	-	10.95	124	—	1.50	-	1.50	(3.16)	-	(3.16)
2020	11	11.31	-	11.31	128	—	1.50	-	1.50	5.19	-	5.19
2019	11	10.75	-	10.75	122	—	1.50	-	1.50	4.93	-	4.93
2018	11	10.24	-	10.24	116	—	1.50	-	1.50	(1.75)	-	(1.75)
2017	5	10.42	-	10.42	57	—	1.50	-	1.50	0.19	-	0.19

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
AST Bond Portfolio 2024
2021	5	$10.83	-	10.83	$54	—%	1.50	-	1.50%	(3.81)	-	(3.81)%
2020	5	11.25	-	11.25	56	—	1.50	-	1.50	7.05	-	7.05
2019	5	10.51	-	10.51	52	—	1.50	-	1.50	6.36	-	6.36
2018	5	9.89	-	9.89	49	—	1.50	-	1.50	(2.12)	-	(2.12)
2017	5	10.10	-	10.10	50	—	1.50	-	1.50	0.18	-	0.18

AST Bond Portfolio 2026
2021	12	11.05	-	11.05	136	—	1.50	-	1.50	(5.27)	-	(5.27)
2020	12	11.66	-	11.66	144	—	1.50	-	1.50	9.04	-	9.04
2019	28	10.69	-	10.69	297	—	1.50	-	1.50	8.40	-	8.40
2018	44	9.67	-	9.86	432	—	1.50	-	2.00	(2.99)	-	(2.51)
2017	65	9.97	-	10.12	650	—	1.50	-	2.00	0.42	-	0.91

AST Bond Portfolio 2027
2021	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A
2020	—	11.72	-	11.72	—	—	1.50	-	1.50	10.21	-	10.21
2019	1	10.53	-	10.64	12	—	1.50	-	1.75	8.78	-	9.05
2018	6	9.61	-	9.75	54	—	1.50	-	2.00	(3.21)	-	(2.73)
2017	11	9.93	-	10.03	109	—	1.50	-	2.00	0.67	-	1.17

AST Bond Portfolio 2029 (sub-account launched on January 3, 2018)
2021	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A
2020	—	12.20	-	12.29	—	—	1.50	-	1.75	14.29	-	14.57
2019	3	10.67	-	10.72	37	—	1.50	-	1.75	10.36	-	10.64
2018	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A

AST Bond Portfolio 2030 (sub-account launched on January 2, 2019)
2021	1	12.00	-	12.00	17	—	1.50	-	1.50	(5.62)	-	(5.62)
2020	13	12.65	-	12.72	166	—	1.50	-	1.75	12.54	-	12.82
2019	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A

AST Bond Portfolio 2031 (sub-account launched on January 2, 2020)
2021	11	10.46	-	10.46	110	—	1.50	-	1.50	(6.18)	-	(6.18)
2020	1	11.15	-	11.15	13	—	1.50	-	1.50	11.54	-	11.54

AST Bond Portfolio 2032 (sub-account launched on January 4, 2021)
2021	2	9.33	-	9.33	14	—	1.50	-	1.50	(6.69)	-	(6.69)

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
AST Capital Growth Asset Allocation
2021	124	$19.59	-	23.07	$2,646	—%	1.15	-	2.30%	14.34	-	15.65%
2020	191	17.13	-	19.95	3,588	—	1.15	-	2.30	10.87	-	12.13
2019	228	15.46	-	17.79	3,722	—	1.15	-	2.30	19.50	-	20.86
2018	233	12.93	-	14.72	3,264	—	1.15	-	2.30	(8.34)	-	(7.29)
2017	334	14.18	-	15.88	4,985	—	1.15	-	2.25	15.30	-	16.55

AST Cohen & Steers Global Realty
2021	< 1	18.85	-	18.85	2	—	1.65	-	1.65	24.84	-	24.84
2020	< 1	15.10	-	15.10	2	—	1.65	-	1.65	(4.52)	-	(4.52)
2019	< 1	15.82	-	15.82	2	—	1.65	-	1.65	23.09	-	23.09
2018	< 1	12.85	-	13.53	2	—	1.15	-	1.65	(6.27)	-	(5.80)
2017	< 1	13.71	-	14.36	2	—	1.15	-	1.65	9.09	-	9.63

AST Cohen & Steers Realty
2021	< 1	27.61	-	27.61	15	—	1.65	-	1.65	40.53	-	40.53
2020	< 1	19.65	-	20.04	11	—	1.50	-	1.65	(4.42)	-	(4.28)
2019	< 1	20.56	-	20.94	12	—	1.50	-	1.65	29.08	-	29.28
2018	< 1	15.93	-	16.85	9	—	1.15	-	1.65	(6.31)	-	(5.84)
2017	1	17.00	-	17.90	10	—	1.15	-	1.65	4.52	-	5.04

AST Emerging Markets Equity
2021	< 1	9.90	-	9.90	4	—	1.65	-	1.65	(1.43)	-	(1.43)
2020	< 1	10.04	-	10.04	5	—	1.65	-	1.65	2.37	-	2.37
2019	< 1	9.81	-	9.81	5	—	1.65	-	1.65	11.51	-	11.51
2018	< 1	8.80	-	8.80	5	—	1.65	-	1.65	(15.45)	-	(15.45)
2017	1	10.40	-	10.90	6	—	1.15	-	1.65	24.33	-	24.94

AST Fidelity Institutional AMSM Quantitative (sub-account expired on October 18, 2021)
2021	—	14.09	-	17.26	—	—	1.15	-	2.60	7.22	-	8.43
2020	70	13.14	-	15.92	1,071	—	1.15	-	2.60	6.00	-	7.52
2019	77	12.40	-	14.80	1,094	—	1.15	-	2.60	16.96	-	18.63
2018	79	10.60	-	12.48	949	—	1.15	-	2.60	(10.10)	-	(8.80)
2017	98	11.79	-	13.68	1,298	—	1.15	-	2.60	13.52	-	15.15

AST Global Bond (sub-account launched on November 13, 2020)
2021	1	9.76	-	9.81	12	—	1.15	-	1.65	(3.06)	-	(2.58)
2020	2	10.07	-	10.07	19	—	1.15	-	1.65	0.68	-	0.75

AST Goldman Sachs Multi-Asset (sub-account expired on February 22, 2021)
2021	—	14.26	-	16.07	—	—	1.15	-	2.10	1.60	-	1.73
2020	31	14.03	-	15.80	467	—	1.15	-	2.10	6.72	-	7.73
2019	27	13.30	-	14.67	378	—	1.15	-	2.00	13.74	-	14.70
2018	27	11.69	-	12.79	339	—	1.15	-	2.00	(8.89)	-	(8.12)
2017	29	12.71	-	13.92	394	—	1.15	-	2.10	9.98	-	11.01

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
AST Goldman Sachs Small-Cap Value
2021	< 1	$31.20	-	31.20	$3	—%	1.65	-	1.65%	24.58	-	24.58%
2020	< 1	25.04	-	25.04	2	—	1.65	-	1.65	0.77	-	0.77
2019	< 1	24.85	-	24.85	2	—	1.65	-	1.65	20.64	-	20.64
2018	< 1	20.60	-	20.60	2	—	1.65	-	1.65	(15.47)	-	(15.47)
2017	< 1	24.37	-	25.53	3	—	1.15	-	1.65	10.37	-	10.91

AST Government Money Market
2021	23	8.16	-	9.21	191	<0.01	1.15	-	2.00	(1.96)	-	(1.14)
2020	23	8.33	-	9.32	196	0.26	1.15	-	2.00	(1.74)	-	(0.91)
2019	48	8.47	-	9.40	302	1.67	1.15	-	2.00	(0.31)	-	0.53
2018	28	8.50	-	9.35	237	1.24	1.15	-	2.00	(0.70)	-	0.14
2017	41	8.56	-	9.34	363	—	1.15	-	2.00	(1.62)	-	(0.80)

AST High Yield
2021	2	19.61	-	20.04	35	—	1.00	-	1.15	5.13	-	5.28
2020	2	18.65	-	19.03	33	—	1.00	-	1.15	1.47	-	1.62
2019	2	18.39	-	18.73	30	—	1.00	-	1.15	13.99	-	14.16
2018	2	16.13	-	16.41	27	—	1.00	-	1.15	(3.11)	-	(2.96)
2017	2	16.65	-	16.91	28	—	1.00	-	1.15	6.25	-	6.41

AST Hotchkis & Wiley Large-Cap Value
2021	< 1	21.82	-	21.82	2	—	1.15	-	1.15	27.74	-	27.74
2020	< 1	17.08	-	17.08	1	—	1.15	-	1.15	(0.87)	-	(0.87)
2019	< 1	17.23	-	17.23	1	—	1.15	-	1.15	28.05	-	28.05
2018	< 1	13.46	-	13.46	1	—	1.15	-	1.15	(15.13)	-	(15.13)
2017	< 1	15.86	-	15.86	1	—	1.15	-	1.15	17.84	-	17.84

AST International Growth
2021	4	18.19	-	19.53	70	—	1.15	-	1.65	10.67	-	11.22
2020	4	16.43	-	17.56	63	—	1.15	-	1.65	29.19	-	29.83
2019	4	12.72	-	13.53	49	—	1.15	-	1.65	29.96	-	30.61
2018	4	9.79	-	10.36	40	—	1.15	-	1.65	(14.75)	-	(14.32)
2017	4	11.48	-	12.09	49	—	1.15	-	1.65	33.23	-	33.89

AST International Value
2021	2	10.31	-	11.07	16	—	1.15	-	1.65	5.89	-	6.42
2020	2	9.74	-	10.40	22	—	1.15	-	1.65	(2.22)	-	(1.74)
2019	2	9.96	-	10.59	23	—	1.15	-	1.65	18.07	-	18.66
2018	4	8.43	-	8.92	35	—	1.15	-	1.65	(17.51)	-	(17.10)
2017	5	10.22	-	10.76	48	—	1.15	-	1.65	20.82	-	21.42

AST Investment Grade Bond
2021	70	18.13	-	20.33	1,356	—	1.15	-	2.00	(4.09)	-	(3.28)
2020	87	18.79	-	21.02	1,742	—	1.15	-	2.05	14.12	-	15.14
2019	115	16.46	-	18.26	1,982	—	1.15	-	2.05	8.99	-	9.96
2018	249	15.10	-	16.60	3,979	—	1.15	-	2.05	(2.28)	-	(1.41)
2017	94	15.46	-	16.84	1,526	—	1.15	-	2.05	2.22	-	3.13

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
AST J.P. Morgan Global Thematic
2021	6	$19.26	-	21.30	$117	—%	1.15	-	1.90%	10.32	-	11.13%
2020	7	17.45	-	19.17	133	—	1.15	-	1.90	11.05	-	11.87
2019	8	15.72	-	17.14	134	—	1.15	-	1.90	17.20	-	18.07
2018	16	13.13	-	14.51	227	—	1.15	-	2.10	(9.29)	-	(8.43)
2017	10	14.48	-	15.85	151	—	1.15	-	2.10	14.55	-	15.63

AST J.P. Morgan International Equity
2021	8	13.54	-	15.28	103	—	1.15	-	2.00	8.89	-	9.81
2020	8	12.43	-	13.91	95	—	1.15	-	2.00	10.86	-	11.79
2019	8	11.21	-	12.45	85	—	1.15	-	2.00	24.73	-	25.77
2018	9	8.99	-	9.90	85	—	1.15	-	2.00	(19.10)	-	(18.41)
2017	10	11.11	-	12.13	111	—	1.15	-	2.00	27.09	-	28.16

AST J.P. Morgan Strategic Opportunities
2021	129	14.35	-	17.63	2,142	—	1.15	-	2.60	5.21	-	6.72
2020	111	13.64	-	16.52	1,746	—	1.15	-	2.60	8.53	-	10.08
2019	118	12.57	-	15.00	1,661	—	1.15	-	2.60	11.70	-	13.30
2018	138	11.25	-	13.24	1,756	—	1.15	-	2.60	(7.55)	-	(6.21)
2017	200	12.17	-	14.12	2,677	—	1.15	-	2.60	9.30	-	10.87

AST Large-Cap Core
2021	2	10.61	-	27.81	30	—	1.00	-	1.15	5.24	-	26.39
2020	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A
2019	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A
2018	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A
2017	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A

AST Loomis Sayles Large-Cap Growth
2021	5	37.16	-	42.84	181	—	1.00	-	2.00	16.03	-	17.18
2020	6	32.02	-	36.56	203	—	1.00	-	2.00	29.01	-	30.29
2019	7	24.82	-	28.06	173	—	1.00	-	2.00	29.05	-	30.33
2018	8	19.24	-	21.53	172	—	1.00	-	2.00	(4.61)	-	(3.66)
2017	9	20.16	-	22.35	195	—	1.00	-	2.00	30.39	-	31.67

AST MFS Global Equity
2021	< 1	28.01	-	28.61	24	—	1.00	-	1.15	15.52	-	15.69
2020	< 1	24.24	-	24.73	22	—	1.00	-	1.15	12.88	-	13.05
2019	< 1	21.48	-	21.88	21	—	1.00	-	1.15	28.48	-	28.67
2018	3	16.72	-	17.00	45	—	1.00	-	1.15	(10.59)	-	(10.45)
2017	3	18.70	-	18.99	61	—	1.00	-	1.15	22.43	-	22.61

AST MFS Growth
2021	< 1	45.95	-	45.95	7	—	1.15	-	1.15	21.98	-	21.98
2020	< 1	37.67	-	37.67	6	—	1.15	-	1.15	28.99	-	28.99
2019	< 1	29.20	-	29.20	4	—	1.15	-	1.15	36.21	-	36.21
2018	< 1	21.44	-	21.44	3	—	1.15	-	1.15	0.98	-	0.98
2017	< 1	21.23	-	21.23	4	—	1.15	-	1.15	29.22	-	29.22

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**				Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest				Lowest to Highest
AST MFS Growth Allocation
2021	—	N/A	-	N/A	$—	—%	N/A	-	N/A	%	N/A	-	N/A	%
2020	—	16.18	-	17.03	—	—	1.50	-	2.10		7.61	-	8.25
2019	12	15.04	-	15.73	184	—	1.50	-	2.10		20.23	-	20.95
2018	13	12.51	-	13.01	164	—	1.50	-	2.10		(10.17)	-	(9.64)
2017	14	13.92	-	14.40	191	—	1.50	-	2.10		14.10	-	14.77

AST Mid-Cap Growth
2021	1	33.99	-	39.19	53	—	1.00	-	2.00		8.32	-	9.39
2020	1	31.38	-	35.83	49	—	1.00	-	2.00		32.19	-	33.50
2019	2	23.74	-	26.84	42	—	1.00	-	2.00		27.60	-	28.87
2018	5	18.60	-	20.83	97	—	1.00	-	2.00		(6.24)	-	(5.30)
2017	6	19.84	-	21.99	125	—	1.00	-	2.00		24.60	-	25.83

AST Neuberger Berman/LSV Mid-Cap Value
2021	3	23.74	-	26.79	69	—	1.15	-	2.00		31.01	-	32.11
2020	1	18.98	-	20.28	21	—	1.15	-	1.65		(3.38)	-	(2.90)
2019	1	19.64	-	20.89	24	—	1.15	-	1.65		19.05	-	19.64
2018	1	16.50	-	17.46	20	—	1.15	-	1.65		(17.81)	-	(17.40)
2017	1	20.07	-	21.13	25	—	1.15	-	1.65		11.94	-	12.50

AST Preservation Asset Allocation
2021	206	15.86	-	18.54	3,589	—	1.15	-	2.25		3.90	-	5.03
2020	236	15.26	-	17.65	3,959	—	1.15	-	2.25		6.68	-	7.84
2019	247	14.31	-	16.37	3,822	—	1.15	-	2.25		12.21	-	13.43
2018	291	12.75	-	14.43	4,045	—	1.15	-	2.25		(4.99)	-	(3.95)
2017	431	12.95	-	15.02	6,219	—	1.15	-	2.60		7.34	-	8.88

AST Prudential Growth Allocation
2021	530	15.27	-	18.75	9,423	—	1.15	-	2.60		13.74	-	15.37
2020	645	13.42	-	16.26	9,998	—	1.15	-	2.60		3.17	-	4.65
2019	713	13.01	-	15.53	10,483	—	1.15	-	2.60		16.15	-	17.82
2018	702	11.20	-	13.18	8,881	—	1.15	-	2.60		(9.95)	-	(8.65)
2017	985	12.44	-	14.43	13,652	—	1.15	-	2.60		13.16	-	14.78

AST QMA US Equity Alpha (sub-account expired on October 18, 2021)
2021	—	28.06	-	28.66	—	—	1.00	-	1.15		29.74	-	29.90
2020	1	19.97	-	22.06	22	—	1.00	-	1.75		(6.82)	-	(6.13)
2019	2	21.44	-	23.50	38	—	1.00	-	1.75		22.32	-	23.23
2018	2	17.52	-	19.07	46	—	1.00	-	1.75		(9.81)	-	(9.13)
2017	3	19.43	-	20.99	60	—	1.00	-	1.75		20.15	-	21.04

AST Small-Cap Growth
2021	< 1	41.24	-	41.24	11	—	1.00	-	1.00		3.50	-	3.50
2020	< 1	37.29	-	39.85	11	—	1.00	-	1.50		46.20	-	46.92
2019	< 1	25.51	-	25.51	1	—	1.50	-	1.50		28.19	-	28.19
2018	< 1	19.90	-	19.90	< 1	—	1.50	-	1.50		(9.77)	-	(9.77)
2017	< 1	22.05	-	22.05	1	—	1.50	-	1.50		22.09	-	22.09

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
AST Small-Cap Growth Opportunities
2021	< 1	$27.84	-	29.89	$17	—%	1.15	-	1.65%	(2.95)	-	(2.47)%
2020	< 1	28.68	-	31.27	18	—	1.00	-	1.65	32.99	-	33.85
2019	1	21.57	-	23.36	27	—	1.00	-	1.65	34.26	-	35.13
2018	1	16.06	-	17.29	20	—	1.00	-	1.65	(12.30)	-	(11.73)
2017	1	18.32	-	19.59	24	—	1.00	-	1.65	25.62	-	26.43

AST Small-Cap Value
2021	2	24.19	-	25.98	42	—	1.15	-	1.65	29.38	-	30.02
2020	2	18.70	-	19.98	32	—	1.15	-	1.65	(0.78)	-	(0.29)
2019	2	18.84	-	20.04	33	—	1.15	-	1.65	20.00	-	20.59
2018	2	15.70	-	16.62	27	—	1.15	-	1.65	(18.43)	-	(18.02)
2017	2	19.25	-	20.27	34	—	1.15	-	1.65	5.61	-	6.13

AST T. Rowe Price Asset Allocation
2021	203	18.71	-	22.98	4,334	—	1.15	-	2.60	9.56	-	11.13
2020	180	17.88	-	20.68	3,467	—	1.15	-	2.25	10.05	-	11.25
2019	203	16.25	-	18.59	3,565	—	1.15	-	2.25	18.18	-	19.47
2018	201	13.22	-	15.56	2,962	—	1.15	-	2.60	(7.74)	-	(6.41)
2017	280	14.33	-	16.63	4,399	—	1.15	-	2.60	12.49	-	14.10

AST T. Rowe Price Large-Cap Growth
2021	< 1	55.44	-	55.44	12	—	1.15	-	1.15	15.78	-	15.78
2020	< 1	45.71	-	47.89	10	—	1.15	-	1.50	37.74	-	38.22
2019	< 1	33.19	-	34.65	9	—	1.15	-	1.50	26.33	-	26.77
2018	< 1	26.27	-	27.33	7	—	1.15	-	1.50	2.32	-	2.68
2017	< 1	25.67	-	26.62	7	—	1.15	-	1.50	35.85	-	36.32

AST T. Rowe Price Large-Cap Value
2021	8	16.18	-	18.65	128	—	1.00	-	2.00	23.08	-	24.30
2020	8	13.14	-	15.01	104	—	1.00	-	2.00	0.09	-	1.08
2019	8	13.13	-	14.85	106	—	1.00	-	2.00	23.50	-	24.72
2018	1	11.06	-	11.70	16	—	1.15	-	1.65	(11.19)	-	(10.74)
2017	1	12.45	-	13.11	18	—	1.15	-	1.65	14.66	-	15.23

AST T. Rowe Price Natural Resources
2021	< 1	10.16	-	10.91	6	—	1.15	-	1.65	21.79	-	22.39
2020	3	8.34	-	8.91	21	—	1.15	-	1.65	(3.81)	-	(3.34)
2019	4	8.67	-	9.22	32	—	1.15	-	1.65	14.97	-	15.54
2018	4	7.54	-	7.98	33	—	1.15	-	1.65	(18.02)	-	(17.61)
2017	5	9.20	-	9.69	45	—	1.15	-	1.65	8.52	-	9.05

AST WEDGE Capital Mid-Cap Value (sub-account expired on February 22, 2021)
2021	—	17.53	-	19.64	—	—	1.15	-	2.00	6.60	-	6.72
2020	2	16.44	-	18.40	32	—	1.15	-	2.00	(7.66)	-	(6.88)
2019	2	17.81	-	19.76	35	—	1.15	-	2.00	16.81	-	17.79
2018	2	15.25	-	16.78	30	—	1.15	-	2.00	(18.17)	-	(17.48)
2017	2	18.63	-	20.33	36	—	1.15	-	2.00	16.21	-	17.18

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
AST Wellington Management Hedged Equity
2021	9	$15.46	-	16.02	$148	—%	1.50	-	1.75%	10.13	-	10.40%
2020	17	14.04	-	14.51	244	—	1.50	-	1.75	4.82	-	5.08
2019	18	13.39	-	13.81	248	—	1.50	-	1.75	18.48	-	18.77
2018	18	11.31	-	11.63	207	—	1.50	-	1.75	(6.64)	-	(6.41)
2017	19	12.11	-	12.42	238	—	1.50	-	1.75	11.64	-	11.92

AST Western Asset Core Plus Bond
2021	3	14.65	-	15.71	54	—	1.00	-	1.50	(3.68)	-	(3.21)
2020	4	15.21	-	16.23	67	—	1.00	-	1.50	6.51	-	7.04
2019	4	14.28	-	15.16	61	—	1.00	-	1.50	10.64	-	11.19
2018	4	12.91	-	13.64	58	—	1.00	-	1.50	(3.72)	-	(3.24)
2017	1	14.09	-	14.09	12	—	1.00	-	1.00	5.26	-	5.26

BNY Mellon Stock Index Fund, Inc.
2021	7	38.48	-	47.18	323	1.15	1.15	-	1.60	26.36	-	26.94
2020	7	30.46	-	37.17	259	1.56	1.15	-	1.60	16.13	-	16.66
2019	8	26.23	-	31.86	247	1.70	1.15	-	1.60	29.09	-	29.68
2018	10	20.32	-	24.57	224	1.66	1.15	-	1.60	(6.17)	-	(5.73)
2017	10	21.65	-	26.06	244	1.69	1.15	-	1.60	19.60	-	20.15

BNY Mellon Sustainable U.S. Equity Portfolio, Inc
2021	< 1	38.65	-	38.65	19	0.74	1.15	-	1.15	25.55	-	25.55
2020	< 1	30.78	-	30.78	16	1.07	1.15	-	1.15	22.72	-	22.72
2019	< 1	25.08	-	25.08	13	1.44	1.15	-	1.15	32.82	-	32.82
2018	< 1	18.07	-	18.89	10	2.04	1.15	-	1.37	(5.71)	-	(5.50)
2017	1	19.16	-	19.98	26	1.14	1.15	-	1.37	13.77	-	14.02

BNY Mellon VIF Government Money Market
2021	16	8.57	-	10.99	159	0.01	1.15	-	1.85	(1.83)	-	(1.13)
2020	18	8.73	-	11.11	174	0.21	1.15	-	1.85	(1.63)	-	(0.93)
2019	18	8.87	-	11.22	177	1.65	1.15	-	1.85	(0.21)	-	0.50
2018	18	8.89	-	11.16	178	1.26	1.15	-	1.85	(0.59)	-	0.12
2017	23	8.95	-	11.15	231	0.29	1.15	-	1.85	(1.50)	-	(0.80)

BNY Mellon VIF Growth and Income Initial Shares
2021	< 1	33.00	-	46.37	25	0.47	1.15	-	1.65	23.57	-	24.19
2020	< 1	26.71	-	37.33	21	0.77	1.15	-	1.65	22.59	-	23.21
2019	< 1	21.79	-	30.30	20	1.08	1.15	-	1.65	27.01	-	27.64
2018	< 1	17.15	-	23.74	16	0.80	1.15	-	1.65	(6.25)	-	(5.78)
2017	< 1	18.30	-	25.20	22	0.86	1.15	-	1.65	17.76	-	18.34

DWS Bond VIP Class A (sub-account merged on October 28, 2021)
2021	—	19.40	-	19.85	—	2.12	0.70	-	0.80	(0.90)	-	(0.82)
2020	8	19.57	-	20.01	167	2.86	0.70	-	0.80	8.20	-	8.31
2019	9	18.09	-	18.48	170	3.18	0.70	-	0.80	9.74	-	9.85
2018	10	16.48	-	16.82	171	4.68	0.70	-	0.80	(3.44)	-	(3.34)
2017	12	17.07	-	17.40	202	2.40	0.70	-	0.80	4.99	-	5.09

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
DWS Capital Growth VIP Class A
2021	29	$62.30	-	63.77	$1,833	0.21%	0.70	-	0.80%	21.80	-	21.92%
2020	33	51.15	-	52.30	1,731	0.51	0.70	-	0.80	37.93	-	38.07
2019	39	37.09	-	37.88	1,475	0.44	0.70	-	0.80	36.04	-	36.18
2018	44	27.26	-	27.82	1,211	0.73	0.70	-	0.80	(2.39)	-	(2.29)
2017	50	27.93	-	28.47	1,423	0.75	0.70	-	0.80	25.29	-	25.42

DWS Core Equity VIP Class A
2021	15	42.68	-	43.68	665	0.76	0.70	-	0.80	24.30	-	24.42
2020	16	34.34	-	35.11	544	1.40	0.70	-	0.80	15.21	-	15.32
2019	17	29.80	-	30.44	513	1.18	0.70	-	0.80	29.26	-	29.39
2018	20	23.06	-	23.53	476	1.90	0.70	-	0.80	(6.44)	-	(6.35)
2017	25	24.65	-	25.12	613	1.19	0.70	-	0.80	20.05	-	20.17

DWS CROCI® International VIP Class A
2021	9	14.95	-	15.30	144	2.39	0.70	-	0.80	8.37	-	8.47
2020	9	13.79	-	14.10	133	3.53	0.70	-	0.80	1.79	-	1.89
2019	10	13.55	-	13.84	144	3.02	0.70	-	0.80	20.80	-	20.92
2018	12	11.22	-	11.45	138	1.11	0.70	-	0.80	(15.08)	-	(15.00)
2017	14	13.21	-	13.47	182	7.00	0.70	-	0.80	20.99	-	21.11

DWS Global Income Builder VIP Class A
2021	22	23.78	-	24.18	522	2.34	0.70	-	0.80	10.07	-	10.18
2020	22	21.61	-	21.95	484	3.20	0.70	-	0.80	7.41	-	7.52
2019	18	20.12	-	20.41	376	4.94	0.70	-	0.80	19.21	-	19.33
2018	30	16.87	-	17.11	520	4.35	0.70	-	0.80	(8.40)	-	(8.31)
2017	54	18.42	-	18.66	1,007	2.97	0.70	-	0.80	15.61	-	15.73

DWS Global Small Cap VIP Class A
2021	11	50.72	-	51.91	587	0.36	0.70	-	0.80	14.02	-	14.14
2020	13	44.48	-	45.48	571	0.84	0.70	-	0.80	16.42	-	16.54
2019	15	38.20	-	39.02	601	—	0.70	-	0.80	20.32	-	20.44
2018	18	31.75	-	32.40	590	0.29	0.70	-	0.80	(21.15)	-	(21.07)
2017	20	40.27	-	41.05	824	—	0.70	-	0.80	19.07	-	19.19

DWS Government Money Market VIP Class A
2021	14	10.04	-	10.19	144	<0.01	0.70	-	0.80	(0.79)	-	(0.69)
2020	8	10.12	-	10.26	82	0.20	0.70	-	0.80	(0.56)	-	(0.47)
2019	6	10.18	-	10.31	67	1.75	0.70	-	0.80	0.96	-	1.06
2018	6	10.08	-	10.20	66	1.29	0.70	-	0.80	0.58	-	0.68
2017	14	10.02	-	10.13	144	0.41	0.70	-	0.80	(0.35)	-	(0.25)

DWS Small Mid Cap Growth VIP Class A
2021	12	35.96	-	36.57	421	0.04	0.70	-	0.80	12.93	-	13.05
2020	12	31.85	-	32.35	395	0.05	0.70	-	0.80	29.14	-	29.27
2019	12	24.66	-	25.03	306	—	0.70	-	0.80	21.44	-	21.56
2018	14	20.31	-	20.59	289	—	0.70	-	0.80	(14.28)	-	(14.20)
2017	17	23.69	-	23.99	406	0.11	0.70	-	0.80	21.15	-	21.27

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Federated Hermes Government Money Fund II
2021	149	$8.56	-	10.61	$1,634	<0.01%	1.15	-	1.85%	(1.84)	-	(1.14)%
2020	181	8.72	-	10.73	2,013	0.22	1.15	-	1.85	(1.64)	-	(0.94)
2019	215	8.87	-	10.83	2,406	1.63	1.15	-	1.85	(0.23)	-	0.48
2018	236	8.89	-	10.78	2,642	1.24	1.15	-	1.85	(0.62)	-	0.09
2017	271	8.94	-	10.77	3,047	0.30	1.15	-	1.85	(1.53)	-	(0.83)

Fidelity VIP Contrafund Initial Class
2021	83	49.19	-	78.25	5,108	0.07	1.15	-	1.65	25.74	-	26.37
2020	98	39.12	-	61.92	4,737	0.25	1.15	-	1.65	28.43	-	29.07
2019	120	30.46	-	47.97	4,503	0.45	1.15	-	1.65	29.43	-	30.07
2018	134	26.94	-	36.88	3,919	0.70	1.15	-	1.65	(7.92)	-	(7.45)
2017	134	25.56	-	39.85	4,251	0.99	1.15	-	1.65	19.89	-	20.49

Fidelity VIP Contrafund Service Class 2
2021	714	33.19	-	50.77	29,924	0.03	1.29	-	2.44	24.42	-	25.87
2020	813	26.68	-	40.34	27,177	0.08	1.29	-	2.44	27.08	-	28.56
2019	977	20.99	-	31.38	25,524	0.21	1.29	-	2.44	28.09	-	29.58
2018	1,167	19.01	-	20.20	23,618	0.43	1.29	-	2.59	(9.06)	-	(7.85)
2017	1,381	20.63	-	22.22	30,415	0.76	1.29	-	2.59	18.46	-	20.03

Fidelity VIP Equity-Income Initial Class
2021	13	30.88	-	38.88	478	1.88	1.15	-	1.65	22.85	-	23.47
2020	19	25.14	-	31.49	534	1.81	1.15	-	1.65	4.95	-	5.47
2019	21	23.95	-	29.85	579	1.99	1.15	-	1.65	25.36	-	25.99
2018	24	19.11	-	23.70	512	2.24	1.15	-	1.65	(9.80)	-	(9.35)
2017	24	21.18	-	26.14	588	1.68	1.15	-	1.65	11.05	-	11.61

Fidelity VIP Equity-Income Service Class 2
2021	19	26.98	-	29.95	536	1.58	1.35	-	1.85	22.31	-	22.93
2020	22	22.06	-	24.37	522	1.66	1.35	-	1.85	4.48	-	5.01
2019	22	21.11	-	23.21	502	1.83	1.35	-	1.85	24.77	-	25.39
2018	23	16.92	-	18.51	417	2.06	1.35	-	1.85	(10.23)	-	(9.78)
2017	24	18.85	-	20.51	483	1.52	1.35	-	1.85	10.58	-	11.13

Fidelity VIP Freedom 2010 Service Class 2
2021	132	16.79	-	19.85	2,426	0.74	1.29	-	2.34	3.14	-	4.24
2020	150	16.28	-	19.04	2,670	1.03	1.29	-	2.34	9.63	-	10.79
2019	163	14.85	-	17.19	2,629	1.87	1.29	-	2.34	13.06	-	14.26
2018	198	13.40	-	15.04	2,855	1.38	1.29	-	2.19	(6.36)	-	(5.50)
2017	219	14.30	-	15.92	3,354	1.12	1.29	-	2.19	10.34	-	11.35

Fidelity VIP Freedom 2020 Service Class 2
2021	150	18.26	-	21.93	3,108	0.81	1.29	-	2.44	6.61	-	7.86
2020	158	17.52	-	20.33	3,040	0.97	1.29	-	2.29	12.11	-	13.24
2019	185	15.63	-	17.96	3,144	1.86	1.29	-	2.29	17.15	-	18.34
2018	189	13.34	-	15.17	2,737	1.30	1.29	-	2.29	(8.23)	-	(7.29)
2017	190	14.54	-	16.37	2,970	1.26	1.29	-	2.29	13.62	-	14.77

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Fidelity VIP Freedom 2030 Service Class 2
2021	37	$20.25	-	24.52	$847	0.82%	1.29	-	2.49%	9.30	-	10.63%
2020	33	20.57	-	22.16	694	0.95	1.29	-	1.79	14.56	-	15.14
2019	40	16.99	-	19.25	728	1.53	1.29	-	2.19	21.41	-	22.51
2018	50	13.99	-	15.71	750	0.78	1.29	-	2.19	(10.07)	-	(9.25)
2017	85	16.12	-	17.31	1,424	1.06	1.29	-	1.89	18.43	-	19.14

Fidelity VIP Freedom Income Service Class 2
2021	38	13.83	-	16.21	576	0.77	1.29	-	2.29	0.68	-	1.70
2020	39	13.73	-	15.94	588	0.99	1.29	-	2.29	7.77	-	8.87
2019	45	12.74	-	14.64	630	1.63	1.29	-	2.29	9.09	-	10.20
2018	57	11.68	-	13.29	726	1.43	1.29	-	2.29	(4.51)	-	(3.54)
2017	65	12.23	-	13.77	859	1.35	1.29	-	2.29	5.89	-	6.97

Fidelity VIP Government Money Market Initial Class
2021	2,784	9.34	-	10.08	26,955	<0.01	0.70	-	2.05	(2.02)	-	(0.69)
2020	3,081	9.53	-	10.15	30,242	0.33	0.70	-	2.05	(1.72)	-	(0.38)
2019	3,278	9.70	-	10.19	32,525	2.00	0.70	-	2.05	(0.05)	-	1.30
2018	3,705	9.70	-	10.06	36,559	1.70	0.70	-	2.05	(0.42)	-	0.94
2017	1,890	9.74	-	9.97	18,615	0.69	0.70	-	2.05	(1.36)	-	(0.03)

Fidelity VIP Government Money Market Service Class 2
2021	4,054	7.72	-	8.95	36,975	<0.01	1.25	-	2.59	(2.56)	-	(1.23)
2020	4,282	7.92	-	9.06	39,740	0.25	1.25	-	2.59	(2.34)	-	(1.01)
2019	4,528	8.11	-	9.15	42,657	1.75	1.25	-	2.59	(0.85)	-	0.50
2018	4,908	8.18	-	9.11	46,263	1.43	1.25	-	2.59	(1.22)	-	0.13
2017	3,119	8.28	-	9.10	29,240	0.46	1.25	-	2.59	(2.16)	-	(0.82)

Fidelity VIP Growth & Income Service Class 2
2021	113	29.25	-	35.54	3,741	2.16	1.29	-	2.44	22.59	-	24.02
2020	133	23.86	-	28.66	3,560	1.92	1.29	-	2.44	4.99	-	6.21
2019	143	22.73	-	26.98	3,615	3.49	1.29	-	2.44	26.54	-	28.01
2018	176	17.96	-	21.08	3,483	0.20	1.29	-	2.44	(11.41)	-	(10.37)
2017	208	19.88	-	23.52	4,608	1.02	1.29	-	2.59	13.62	-	15.11

Fidelity VIP Growth Initial Class
2021	86	34.22	-	60.81	4,069	—	1.15	-	1.65	21.20	-	21.81
2020	103	28.24	-	49.92	3,957	0.08	1.15	-	1.65	41.54	-	42.25
2019	122	19.95	-	35.10	3,306	0.26	1.15	-	1.65	32.12	-	32.78
2018	139	19.57	-	26.43	2,823	0.24	1.15	-	1.65	(1.81)	-	(1.32)
2017	141	15.38	-	26.78	2,961	0.23	1.15	-	1.65	32.93	-	33.59

Fidelity VIP Growth Opportunities Service Class 2
2021	39	58.74	-	70.54	2,577	—	1.29	-	2.44	8.96	-	10.23
2020	41	53.91	-	63.99	2,455	—	1.29	-	2.44	64.16	-	66.07
2019	49	32.84	-	38.53	1,793	—	1.29	-	2.44	37.09	-	38.69
2018	46	23.96	-	27.79	1,219	0.09	1.29	-	2.44	9.47	-	10.76
2017	66	21.88	-	25.09	1,588	0.11	1.29	-	2.44	30.93	-	32.45

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Fidelity VIP Growth Service Class 2
2021	5	$39.75	-	44.14	$201	—%	1.35	-	1.85%	20.64	-	21.25%
2020	5	32.95	-	36.41	182	0.04	1.35	-	1.85	40.91	-	41.61
2019	6	23.39	-	25.71	141	0.05	1.35	-	1.85	31.51	-	32.17
2018	6	17.78	-	19.45	109	0.04	1.35	-	1.85	(2.28)	-	(1.78)
2017	6	18.20	-	19.80	125	0.09	1.35	-	1.85	32.34	-	33.00

Fidelity VIP High Income Initial Class
2021	8	19.39	-	22.18	166	4.91	1.15	-	1.65	2.70	-	3.22
2020	10	18.88	-	21.49	188	4.95	1.15	-	1.65	1.06	-	1.57
2019	11	18.68	-	21.16	211	4.63	1.15	-	1.65	13.22	-	13.79
2018	14	16.50	-	18.59	236	5.28	1.15	-	1.65	(4.88)	-	(4.40)
2017	20	17.34	-	19.45	367	5.04	1.15	-	1.65	5.19	-	5.72

Fidelity VIP High Income Service Class 2
2021	66	17.05	-	20.72	1,281	5.02	1.29	-	2.44	1.76	-	2.95
2020	83	16.76	-	20.13	1,582	4.76	1.29	-	2.44	(0.06)	-	1.10
2019	86	16.77	-	19.91	1,630	5.04	1.29	-	2.44	11.99	-	13.29
2018	93	14.97	-	17.57	1,570	5.34	1.29	-	2.44	(5.98)	-	(4.87)
2017	116	15.93	-	18.47	2,067	5.30	1.29	-	2.44	4.32	-	5.54

Fidelity VIP Index 500 Initial Class
2021	105	33.25	-	38.24	3,971	1.22	1.15	-	1.65	26.47	-	27.11
2020	118	26.29	-	30.08	3,534	1.74	1.15	-	1.65	16.30	-	16.89
2019	130	22.60	-	25.74	3,311	1.89	1.15	-	1.65	29.20	-	29.85
2018	150	19.71	-	19.82	2,971	1.82	1.15	-	1.65	(6.06)	-	(5.59)
2017	169	18.63	-	20.99	3,567	1.73	1.15	-	1.65	19.73	-	20.33

Fidelity VIP Index 500 Service Class 2
2021	211	32.38	-	38.88	7,680	0.90	1.29	-	2.44	25.15	-	26.61
2020	316	25.87	-	30.71	9,176	1.42	1.29	-	2.44	15.09	-	16.43
2019	477	22.48	-	26.38	11,952	1.76	1.29	-	2.44	27.84	-	29.33
2018	545	17.58	-	20.40	10,606	1.49	1.29	-	2.44	(7.05)	-	(5.96)
2017	712	18.92	-	21.69	14,761	1.62	1.29	-	2.44	18.47	-	19.85

Fidelity VIP Investment Grade Bond Initial Class
2021	26	21.84	-	22.84	592	1.98	1.25	-	1.45	(2.04)	-	(1.84)
2020	28	22.29	-	23.27	651	2.19	1.25	-	1.45	7.82	-	8.04
2019	31	20.67	-	21.54	663	2.67	1.25	-	1.45	8.09	-	8.30
2018	33	19.13	-	19.88	659	2.43	1.25	-	1.45	(1.97)	-	(1.77)
2017	35	19.51	-	20.24	714	2.25	1.25	-	1.45	2.72	-	2.93

Fidelity VIP Investment Grade Bond Service Class 2
2021	< 1	17.33	-	17.33	< 1	1.96	1.50	-	1.50	(2.38)	-	(2.38)
2020	< 1	17.76	-	17.76	< 1	2.17	1.50	-	1.50	7.53	-	7.53
2019	< 1	16.51	-	16.51	< 1	2.60	1.50	-	1.50	7.76	-	7.76
2018	< 1	15.32	-	15.32	< 1	2.34	1.50	-	1.50	(2.28)	-	(2.28)
2017	< 1	15.68	-	15.68	1	2.29	1.50	-	1.50	2.44	-	2.44

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Fidelity VIP Mid Cap Service Class 2
2021	212	$25.71	-	42.00	$7,065	0.35%	1.29	-	2.44%	22.27	-	23.69%
2020	249	21.02	-	33.95	6,704	0.39	1.29	-	2.44	15.01	-	16.35
2019	315	18.28	-	29.18	7,207	0.66	1.29	-	2.44	20.19	-	21.59
2018	358	17.64	-	20.45	6,783	0.39	1.29	-	2.44	(16.85)	-	(15.88)
2017	426	18.29	-	20.97	9,583	0.47	1.29	-	2.44	17.62	-	18.99

Fidelity VIP Overseas Initial Class
2021	29	19.30	-	20.69	665	0.53	1.15	-	1.65	17.74	-	18.33
2020	30	16.39	-	17.48	583	0.44	1.15	-	1.65	13.72	-	14.29
2019	32	14.42	-	17.17	539	1.73	1.15	-	1.65	25.68	-	26.31
2018	33	12.11	-	13.66	439	1.41	1.15	-	1.65	(16.21)	-	(15.79)
2017	39	13.69	-	14.38	622	0.98	1.15	-	1.65	28.16	-	28.80

Fidelity VIP Overseas Service Class 2
2021	< 1	30.75	-	30.86	< 1	0.35	1.50	-	1.80	17.25	-	17.60
2020	< 1	26.22	-	26.24	6	0.23	1.50	-	1.80	13.26	-	13.61
2019	< 1	17.37	-	23.15	7	1.34	1.35	-	1.80	25.21	-	25.78
2018	< 1	13.81	-	18.49	7	1.31	1.35	-	1.80	(16.59)	-	(16.21)
2017	< 1	16.48	-	22.17	8	1.23	1.35	-	1.80	27.66	-	28.24

Franklin DynaTech VIP Class 2
2021	27	41.66	-	48.51	1,204	—	1.29	-	2.19	13.61	-	14.65
2020	29	36.67	-	42.31	1,140	—	1.29	-	2.19	41.73	-	43.02
2019	35	25.87	-	29.59	970	—	1.29	-	2.19	28.31	-	29.48
2018	43	20.16	-	22.85	926	—	1.29	-	2.19	0.88	-	1.80
2017	57	19.99	-	22.45	1,206	—	1.29	-	2.19	24.18	-	25.31

Franklin Growth and Income VIP Class 2
2021	386	34.05	-	43.41	15,685	2.47	1.29	-	2.54	22.08	-	23.63
2020	448	27.89	-	35.12	14,797	3.80	1.29	-	2.54	2.86	-	4.16
2019	517	27.11	-	33.71	16,471	2.26	1.29	-	2.54	22.49	-	24.04
2018	622	22.14	-	27.18	16,048	2.43	1.29	-	2.54	(7.00)	-	(5.82)
2017	721	23.80	-	28.86	19,778	5.75	1.29	-	2.54	12.94	-	14.37

Franklin Income VIP Class 2
2021	2,155	19.99	-	25.33	51,369	4.66	1.28	-	2.59	13.75	-	15.27
2020	2,408	17.58	-	21.97	49,943	5.88	1.28	-	2.59	(1.90)	-	(0.59)
2019	2,860	17.92	-	22.10	59,926	5.41	1.28	-	2.59	13.07	-	14.58
2018	3,405	15.84	-	19.29	62,568	4.82	1.28	-	2.59	(6.78)	-	(5.53)
2017	3,911	17.00	-	20.42	76,305	4.18	1.28	-	2.59	6.86	-	8.28

Franklin Large Cap Growth VIP Class 2
2021	395	36.02	-	44.84	16,700	—	1.29	-	2.54	12.37	-	13.79
2020	467	32.05	-	39.41	17,435	—	1.29	-	2.54	40.99	-	42.77
2019	613	22.74	-	27.60	16,085	—	1.29	-	2.54	31.18	-	32.85
2018	742	17.33	-	20.78	14,717	—	1.29	-	2.54	(3.97)	-	(2.74)
2017	969	18.05	-	21.36	19,756	0.63	1.29	-	2.54	24.88	-	26.46

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Franklin Mutual Global Discovery VIP Class 2
2021	256	$18.01	-	27.57	$5,629	2.64%	1.29	-	2.54%	16.12	-	17.59%
2020	292	15.51	-	23.45	5,468	2.31	1.29	-	2.54	(6.87)	-	(5.69)
2019	337	16.65	-	24.86	6,732	1.55	1.29	-	2.54	21.23	-	22.77
2018	407	13.74	-	16.14	6,693	2.27	1.29	-	2.54	(13.47)	-	(12.37)
2017	477	15.88	-	18.42	8,997	1.75	1.29	-	2.54	5.86	-	7.20

Franklin Mutual Shares VIP Class 2
2021	1,098	24.23	-	24.68	29,612	2.84	1.28	-	2.69	15.99	-	17.65
2020	1,242	20.89	-	20.98	28,726	2.80	1.28	-	2.69	(7.58)	-	(6.25)
2019	1,396	22.61	-	37.28	34,534	1.79	1.15	-	2.69	19.30	-	21.17
2018	1,628	18.95	-	30.77	33,513	2.30	1.15	-	2.69	(11.51)	-	(10.11)
2017	1,933	21.41	-	34.23	44,538	2.20	1.15	-	2.69	5.46	-	7.11

Franklin Small Cap Value VIP Class 2
2021	330	35.44	-	45.53	16,384	1.00	1.28	-	2.69	22.02	-	23.77
2020	361	28.63	-	37.32	14,853	1.51	1.28	-	2.69	2.38	-	3.85
2019	396	27.57	-	36.45	15,797	1.06	1.28	-	2.69	22.97	-	24.74
2018	458	22.10	-	29.64	14,664	0.89	1.28	-	2.69	(15.22)	-	(13.99)
2017	535	25.70	-	34.96	20,043	0.50	1.28	-	2.69	7.70	-	9.25

Franklin Small-Mid Cap Growth VIP Class 2
2021	15	62.11	-	75.40	1,044	—	1.29	-	2.29	7.51	-	8.60
2020	15	57.77	-	69.44	1,004	—	1.29	-	2.29	51.56	-	53.10
2019	18	37.74	-	49.91	759	—	1.15	-	2.34	28.38	-	29.93
2018	19	29.40	-	38.41	613	—	1.15	-	2.34	(7.59)	-	(6.46)
2017	19	31.81	-	41.07	675	—	1.15	-	2.34	18.58	-	20.02

Franklin U.S. Government Securities VIP Class 2
2021	457	10.20	-	13.12	5,647	2.44	1.29	-	2.69	(4.45)	-	(3.09)
2020	526	10.68	-	13.54	6,709	3.30	1.29	-	2.69	1.06	-	2.49
2019	557	10.56	-	13.21	7,012	2.96	1.29	-	2.69	2.42	-	3.87
2018	682	10.31	-	12.71	8,298	2.69	1.29	-	2.69	(2.36)	-	(0.96)
2017	803	10.56	-	12.84	9,870	2.57	1.29	-	2.69	(1.36)	-	0.04

Goldman Sachs VIT Large Cap Value Institutional Shares
2021	59	21.41	-	26.69	1,456	1.12	1.29	-	2.59	20.94	-	22.53
2020	69	17.70	-	21.78	1,403	1.38	1.29	-	2.59	1.30	-	2.64
2019	79	17.47	-	21.22	1,567	1.44	1.29	-	2.59	22.69	-	24.31
2018	94	14.24	-	17.07	1,505	1.15	1.29	-	2.59	(10.82)	-	(9.64)
2017	123	15.97	-	18.89	2,200	1.56	1.29	-	2.59	7.03	-	8.44

Goldman Sachs VIT Mid Cap Value Institutional Shares
2021	49	31.46	-	37.27	1,726	0.47	1.29	-	2.29	27.97	-	29.26
2020	53	24.59	-	28.83	1,462	0.61	1.29	-	2.29	5.93	-	7.01
2019	62	23.21	-	26.94	1,606	0.79	1.29	-	2.29	28.53	-	29.83
2018	68	18.06	-	20.75	1,343	1.14	1.29	-	2.29	(12.51)	-	(11.62)
2017	94	20.64	-	23.48	2,139	0.71	1.29	-	2.29	8.54	-	9.64

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Goldman Sachs VIT Small Cap Equity Insights Institutional Shares
2021	100	$26.55	-	54.62	$3,047	0.45%	1.15	-	2.44%	20.79	-	22.37%
2020	113	21.98	-	44.64	2,833	0.22	1.15	-	2.44	5.95	-	7.34
2019	135	20.74	-	41.58	3,154	0.46	1.15	-	2.44	21.82	-	23.42
2018	161	17.03	-	33.69	3,066	0.44	1.15	-	2.44	(10.85)	-	(9.67)
2017	196	18.73	-	37.30	4,149	0.51	1.15	-	2.59	8.70	-	10.29

Goldman Sachs VIT Strategic Growth Institutional Shares
2021	< 1	51.46	-	54.15	7	—	1.37	-	1.59	20.00	-	20.27
2020	< 1	29.45	-	45.02	6	0.07	1.37	-	1.65	38.21	-	38.60
2019	< 1	21.31	-	32.49	12	0.30	1.37	-	1.65	33.31	-	33.68
2018	< 1	15.98	-	24.30	9	0.45	1.37	-	1.65	(2.67)	-	(2.39)
2017	< 1	16.42	-	24.90	9	0.54	1.37	-	1.65	28.53	-	28.89

Goldman Sachs VIT U.S. Equity Insights Institutional Shares
2021	71	33.73	-	40.98	2,706	0.74	1.29	-	2.44	26.27	-	27.74
2020	95	26.71	-	32.08	2,861	0.79	1.29	-	2.44	14.70	-	16.03
2019	118	23.29	-	27.65	3,075	1.25	1.29	-	2.44	22.18	-	23.60
2018	135	19.06	-	22.37	2,850	1.13	1.29	-	2.44	(8.48)	-	(7.41)
2017	156	20.43	-	24.16	3,583	1.28	1.29	-	2.59	20.88	-	22.47

Invesco V.I. American Franchise Series I
2021	2,440	29.81	-	40.62	94,146	—	0.70	-	2.30	9.38	-	11.15
2020	2,722	26.82	-	37.13	95,098	0.07	0.70	-	2.30	39.12	-	41.36
2019	3,051	18.97	-	26.69	76,285	—	0.70	-	2.30	33.65	-	35.80
2018	3,459	13.97	-	19.97	64,338	—	0.70	-	2.30	(5.83)	-	(4.30)
2017	3,915	14.60	-	21.21	76,638	0.08	0.70	-	2.30	24.46	-	26.46

Invesco V.I. American Franchise Series II
2021	548	46.97	-	58.93	21,627	—	1.29	-	2.44	8.94	-	10.21
2020	593	42.71	-	53.47	21,304	—	1.29	-	2.49	38.49	-	40.17
2019	667	30.84	-	38.15	17,476	—	1.29	-	2.49	33.05	-	34.67
2018	773	23.18	-	28.23	15,163	—	1.29	-	2.49	(6.28)	-	(5.14)
2017	937	24.73	-	29.75	19,663	—	1.29	-	2.49	23.89	-	25.40

Invesco V.I. American Value Series I
2021	1,400	29.36	-	46.91	33,387	0.44	0.70	-	2.69	24.53	-	27.06
2020	879	23.57	-	36.92	23,725	0.91	0.70	-	2.69	(1.58)	-	0.42
2019	958	23.95	-	36.76	25,980	0.69	0.70	-	2.69	21.69	-	24.15
2018	1,084	19.68	-	29.61	23,924	0.47	0.70	-	2.69	(15.00)	-	(13.26)
2017	1,259	23.16	-	34.14	32,376	0.78	0.70	-	2.69	7.03	-	9.20

Invesco V.I. American Value Series II
2021	370	38.24	-	48.94	14,798	0.24	1.29	-	2.59	24.34	-	25.98
2020	356	30.75	-	38.85	11,764	0.64	1.29	-	2.59	(1.74)	-	(0.44)
2019	421	29.15	-	39.02	14,163	0.41	1.29	-	2.59	21.50	-	23.10
2018	492	23.68	-	25.76	13,502	0.19	1.29	-	2.59	(15.12)	-	(14.00)
2017	570	27.53	-	30.35	18,195	0.57	1.29	-	2.59	6.86	-	8.27

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Invesco V.I. Capital Appreciation Series I
2021	107	$31.79	-	43.73	$4,288	—%	1.15	-	1.85%	20.31	-	21.17%
2020	122	26.42	-	36.09	4,068	—	1.15	-	1.85	34.07	-	35.03
2019	129	19.71	-	26.73	3,184	0.06	1.15	-	1.85	33.69	-	34.64
2018	141	14.74	-	19.85	2,589	0.32	1.15	-	1.85	(7.48)	-	(6.81)
2017	148	15.93	-	21.30	2,922	0.24	1.15	-	1.85	24.50	-	25.39

Invesco V.I. Capital Appreciation Series II
2021	339	39.76	-	51.87	16,552	—	1.29	-	2.69	19.02	-	20.71
2020	396	33.41	-	42.97	16,035	—	1.29	-	2.69	32.60	-	34.49
2019	479	25.20	-	31.95	14,513	—	1.29	-	2.69	32.22	-	34.10
2018	586	19.06	-	23.83	13,260	—	1.29	-	2.69	(8.48)	-	(7.17)
2017	673	20.82	-	25.67	16,465	0.01	1.29	-	2.69	23.13	-	24.88

Invesco V.I. Comstock Series I
2021	554	30.31	-	41.14	19,760	1.80	0.70	-	2.30	30.33	-	32.43
2020	602	23.26	-	31.07	16,336	2.40	0.70	-	2.30	(3.11)	-	(1.54)
2019	695	24.00	-	31.56	19,280	1.96	0.70	-	2.30	22.45	-	24.43
2018	782	19.60	-	25.36	17,565	1.68	0.70	-	2.30	(14.17)	-	(12.78)
2017	911	22.84	-	29.08	23,614	2.08	0.70	-	2.30	15.18	-	17.03

Invesco V.I. Comstock Series II
2021	1,722	32.80	-	41.98	58,555	1.58	1.29	-	2.59	29.62	-	31.33
2020	1,968	25.30	-	31.96	51,315	2.16	1.29	-	2.59	(3.63)	-	(2.36)
2019	2,173	25.63	-	32.73	58,655	1.67	1.29	-	2.59	21.73	-	23.33
2018	2,479	20.78	-	21.57	54,545	1.38	1.29	-	2.59	(14.63)	-	(13.50)
2017	2,940	24.02	-	25.27	75,227	1.85	1.29	-	2.59	14.56	-	16.06

Invesco V.I. Conservative Balanced Series I
2021	51	20.29	-	21.99	1,081	1.51	1.15	-	1.80	8.65	-	9.37
2020	51	18.68	-	20.11	995	2.08	1.15	-	1.80	12.80	-	13.54
2019	54	16.56	-	17.71	933	2.25	1.15	-	1.80	15.41	-	16.17
2018	57	14.35	-	15.24	844	1.96	1.15	-	1.80	(7.03)	-	(6.41)
2017	62	15.43	-	16.29	983	1.95	1.15	-	1.80	7.30	-	8.01

Invesco V.I. Conservative Balanced Series II
2021	232	18.22	-	23.23	5,030	1.30	1.29	-	2.54	7.52	-	8.88
2020	246	16.94	-	21.34	4,919	1.80	1.29	-	2.54	11.70	-	13.11
2019	278	15.17	-	18.86	4,932	2.01	1.29	-	2.54	14.26	-	15.71
2018	329	13.28	-	16.30	5,061	1.73	1.29	-	2.54	(7.93)	-	(6.76)
2017	394	14.42	-	17.48	6,524	1.70	1.29	-	2.54	6.20	-	7.55

Invesco V.I. Core Bond Series I
2021	30	14.00	-	14.65	434	2.10	1.25	-	1.45	(3.06)	-	(2.87)
2020	32	14.45	-	15.08	470	3.05	1.25	-	1.45	8.13	-	8.35
2019	32	13.36	-	13.92	441	3.40	1.25	-	1.45	7.95	-	8.17
2018	35	12.38	-	12.87	440	3.43	1.25	-	1.45	(2.45)	-	(2.26)
2017	38	12.69	-	13.16	497	2.42	1.25	-	1.45	3.08	-	3.29

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Invesco V.I. Core Bond Series II
2021	702	$8.71	-	10.65	$7,167	1.77%	1.29	-	2.44%	(4.23)	-	(3.11)%
2020	828	9.32	-	11.00	8,739	2.83	1.29	-	2.29	6.94	-	8.02
2019	970	8.72	-	10.18	9,518	3.18	1.29	-	2.29	6.76	-	7.84
2018	1,070	8.17	-	9.44	9,765	3.07	1.29	-	2.29	(3.57)	-	(2.59)
2017	1,311	8.30	-	9.69	12,291	2.19	1.29	-	2.44	1.85	-	3.04

Invesco V.I. Core Equity Series I
2021	1,697	26.09	-	33.01	62,127	0.65	0.70	-	2.20	24.96	-	26.85
2020	1,884	20.88	-	26.02	54,821	1.34	0.70	-	2.20	11.37	-	13.06
2019	2,104	18.75	-	23.02	54,474	0.93	0.70	-	2.20	26.16	-	28.06
2018	2,427	14.86	-	17.97	49,405	0.88	0.70	-	2.20	(11.38)	-	(10.03)
2017	2,763	16.77	-	19.98	63,345	1.03	0.70	-	2.20	10.72	-	12.39

Invesco V.I. Core Equity Series II
2021	37	24.08	-	28.91	1,034	0.44	1.29	-	2.44	24.29	-	25.74
2020	43	19.37	-	22.99	957	1.07	1.29	-	2.44	10.82	-	12.11
2019	47	17.48	-	20.51	950	0.15	1.29	-	2.44	25.55	-	27.01
2018	57	13.92	-	16.15	903	—	1.29	-	2.44	(11.82)	-	(10.78)
2017	66	15.79	-	18.10	1,179	0.76	1.29	-	2.44	10.14	-	11.43

Invesco V.I. Core Plus Bond Series I
2021	289	15.72	-	17.74	5,081	1.48	1.10	-	1.85	(2.49)	-	(1.74)
2020	369	16.12	-	18.05	6,599	2.07	1.10	-	1.85	7.70	-	8.52
2019	316	14.97	-	16.64	5,265	2.90	1.10	-	1.85	9.02	-	9.85
2018	333	13.73	-	15.14	5,074	3.52	1.10	-	1.85	(4.17)	-	(3.44)
2017	387	14.33	-	15.68	6,082	3.41	1.10	-	1.85	4.39	-	5.18

Invesco V.I. Core Plus Bond Series II
2021	22	14.05	-	15.84	342	1.51	1.50	-	2.10	(3.07)	-	(2.48)
2020	21	14.49	-	16.87	330	1.83	1.30	-	2.10	7.06	-	7.92
2019	23	13.54	-	15.63	348	1.83	1.30	-	2.10	8.69	-	9.56
2018	8	12.46	-	14.26	106	3.43	1.30	-	2.10	(4.67)	-	(3.90)
2017	8	13.07	-	14.84	111	3.13	1.30	-	2.10	3.86	-	4.70

Invesco V.I. Discovery Mid Cap Growth Series I
2021	497	17.34	-	48.19	8,861	—	1.10	-	1.80	16.96	-	17.80
2020	534	14.72	-	41.20	8,145	<0.01	1.10	-	1.80	38.16	-	47.18
2019	42	23.84	-	29.82	689	—	1.15	-	1.80	36.86	-	37.77
2018	43	17.30	-	21.79	520	—	1.15	-	1.80	(7.78)	-	(7.16)
2017	48	18.64	-	23.63	647	0.03	1.15	-	1.80	26.49	-	27.32

Invesco V.I. Discovery Mid Cap Growth Series II
2021	531	17.33	-	48.85	14,915	—	0.83	-	2.54	15.79	-	17.81
2020	602	14.71	-	42.19	14,354	—	0.83	-	2.54	36.70	-	47.09
2019	134	31.13	-	38.37	4,826	—	1.29	-	2.49	35.57	-	37.22
2018	171	22.96	-	27.96	4,497	—	1.29	-	2.49	(8.64)	-	(7.52)
2017	210	25.14	-	30.24	5,985	—	1.29	-	2.49	25.28	-	26.80

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Invesco V.I. Diversified Dividend Series I
2021	1,384	$24.22	-	34.11	$99,780	2.12%	0.70	-	2.05%	16.48	-	18.06%
2020	1,533	20.79	-	28.89	95,188	3.08	0.70	-	2.05	(1.89)	-	(0.56)
2019	1,744	21.19	-	29.05	107,534	2.86	0.70	-	2.05	22.55	-	24.22
2018	2,012	17.29	-	23.39	100,092	2.33	0.70	-	2.05	(9.46)	-	(8.22)
2017	2,309	19.10	-	25.48	127,536	1.62	0.70	-	2.05	6.38	-	7.82

Invesco V.I. Diversified Dividend Series II
2021	909	26.64	-	33.13	23,704	1.91	1.29	-	2.44	15.72	-	17.07
2020	1,034	22.41	-	28.30	23,122	2.86	1.29	-	2.59	(2.70)	-	(1.42)
2019	1,108	23.03	-	28.71	25,298	2.65	1.29	-	2.59	21.56	-	23.17
2018	1,230	18.94	-	23.31	22,899	2.10	1.29	-	2.59	(10.20)	-	(9.01)
2017	1,418	21.10	-	25.62	29,140	1.45	1.29	-	2.59	5.56	-	6.95

Invesco V.I. Equity and Income Series I
2021	809	30.19	-	47.00	22,588	2.02	1.00	-	1.98	16.33	-	17.47
2020	644	25.95	-	40.01	16,135	2.39	1.00	-	1.98	7.80	-	8.86
2019	748	24.07	-	36.75	17,315	2.50	1.00	-	1.98	18.01	-	19.17
2018	896	20.40	-	30.84	17,409	2.17	1.00	-	1.98	(11.29)	-	(10.41)
2017	1,045	23.00	-	28.36	22,734	1.62	0.83	-	1.98	8.86	-	10.12

Invesco V.I. Equity and Income Series II
2021	663	27.90	-	35.71	19,906	1.61	1.29	-	2.59	15.31	-	16.83
2020	762	24.20	-	30.57	19,769	2.20	1.29	-	2.59	6.83	-	8.24
2019	874	22.65	-	28.24	21,036	2.26	1.29	-	2.59	16.92	-	18.46
2018	972	19.37	-	20.48	19,859	1.92	1.29	-	2.59	(12.06)	-	(10.90)
2017	1,125	22.03	-	22.98	25,931	1.43	1.29	-	2.59	7.93	-	9.36

Invesco V.I. Global Core Equity Series I
2021	560	20.11	-	27.55	20,284	0.94	0.70	-	2.05	13.62	-	15.16
2020	622	17.70	-	23.92	19,715	1.34	0.70	-	2.05	10.93	-	12.44
2019	727	15.95	-	21.28	20,359	1.40	0.70	-	2.05	22.66	-	24.32
2018	836	13.01	-	17.11	18,923	1.06	0.70	-	2.05	(17.05)	-	(15.91)
2017	982	15.68	-	20.35	26,772	1.12	0.70	-	2.05	20.41	-	22.05

Invesco V.I. Global Core Equity Series II
2021	488	21.25	-	27.20	10,444	0.72	1.29	-	2.59	12.73	-	14.22
2020	550	18.85	-	23.81	10,361	1.08	1.29	-	2.59	10.13	-	11.58
2019	607	17.12	-	21.34	10,312	1.14	1.29	-	2.59	21.61	-	23.21
2018	679	14.08	-	17.32	9,396	0.79	1.29	-	2.59	(17.73)	-	(16.64)
2017	767	17.11	-	20.78	12,764	0.89	1.29	-	2.59	19.45	-	21.02

Invesco V.I. Global Series I
2021	48	40.85	-	60.15	2,762	—	1.15	-	1.85	13.36	-	14.17
2020	53	36.03	-	52.68	2,709	0.70	1.15	-	1.85	25.29	-	26.18
2019	58	28.76	-	41.75	2,319	0.90	1.15	-	1.85	29.36	-	30.28
2018	66	22.23	-	32.05	2,034	0.98	1.15	-	1.85	(14.79)	-	(14.18)
2017	68	26.09	-	37.34	2,453	0.94	1.15	-	1.85	34.15	-	35.11

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Invesco V.I. Global Series II
2021	127	$48.79	-	62.21	$7,430	—%	1.29	-	2.54%	12.26	-	13.69%
2020	141	43.46	-	54.72	7,242	0.44	1.29	-	2.54	24.12	-	25.70
2019	165	35.01	-	43.54	6,777	0.64	1.29	-	2.54	28.14	-	29.76
2018	186	27.33	-	33.55	5,933	0.75	1.29	-	2.54	(15.59)	-	(14.52)
2017	213	32.37	-	39.25	7,957	0.73	1.29	-	2.54	32.89	-	34.57

Invesco V.I. Global Strategic Income Series I
2021	45	18.94	-	22.87	566	4.47	1.15	-	1.85	(5.19)	-	(4.52)
2020	49	19.98	-	23.95	672	5.31	1.15	-	1.85	1.50	-	2.22
2019	66	19.68	-	23.43	980	3.89	1.15	-	1.85	8.76	-	9.54
2018	77	18.10	-	21.39	1,104	4.98	1.15	-	1.85	(6.17)	-	(5.50)
2017	98	19.29	-	22.64	1,388	2.31	1.15	-	1.85	4.32	-	5.06

Invesco V.I. Global Strategic Income Series II
2021	1,179	15.41	-	19.65	21,740	4.20	1.29	-	2.54	(6.00)	-	(4.80)
2020	1,238	16.40	-	20.65	24,071	5.28	1.29	-	2.54	0.39	-	1.67
2019	1,400	16.33	-	20.31	26,923	3.39	1.29	-	2.54	7.82	-	9.18
2018	1,573	15.15	-	18.60	27,811	4.47	1.29	-	2.54	(6.96)	-	(5.78)
2017	1,806	16.28	-	19.74	33,978	1.98	1.29	-	2.54	3.36	-	4.67

Invesco V.I. Government Money Market Series I
2021	253	9.11	-	11.17	2,740	<0.01	1.10	-	1.70	(1.68)	-	(1.09)
2020	323	9.27	-	11.29	3,522	0.29	1.10	-	1.70	(1.40)	-	(0.80)
2019	360	9.40	-	11.39	3,934	1.87	1.10	-	1.70	0.18	-	0.78
2018	316	9.38	-	11.30	3,461	1.54	1.10	-	1.70	(0.17)	-	0.43
2017	304	9.40	-	11.25	3,317	0.56	1.10	-	1.70	(1.13)	-	(0.53)

Invesco V.I. Government Money Market Series II
2021	< 1	7.68	-	9.20	3	<0.01	1.30	-	2.20	(2.17)	-	(1.28)
2020	11	7.85	-	9.32	94	0.22	1.30	-	2.20	(1.97)	-	(1.08)
2019	12	8.00	-	9.42	107	1.70	1.30	-	2.20	(0.57)	-	0.33
2018	51	8.05	-	9.39	466	1.28	1.30	-	2.20	(0.92)	-	(0.02)
2017	55	8.12	-	9.39	501	0.31	1.30	-	2.20	(1.86)	-	(0.98)

Invesco V.I. Government Securities Series I
2021	274	15.39	-	18.11	4,649	2.16	1.10	-	1.70	(3.91)	-	(3.34)
2020	328	16.02	-	18.73	5,720	2.57	1.10	-	1.70	4.48	-	5.11
2019	303	15.33	-	17.82	5,182	2.44	1.10	-	1.70	4.29	-	4.91
2018	324	14.70	-	16.99	5,284	2.07	1.10	-	1.70	(1.15)	-	(0.55)
2017	395	14.87	-	17.08	6,426	2.07	1.10	-	1.70	0.24	-	0.84

Invesco V.I. Government Securities Series II
2021	16	12.09	-	14.19	213	2.20	1.30	-	2.10	(4.46)	-	(3.69)
2020	16	12.66	-	14.74	222	2.17	1.30	-	2.10	3.77	-	4.60
2019	17	12.20	-	14.09	220	2.07	1.30	-	2.10	3.55	-	4.38
2018	12	11.78	-	13.50	153	1.94	1.30	-	2.10	(1.80)	-	(1.01)
2017	13	11.99	-	13.63	169	1.58	1.30	-	2.10	(0.39)	-	0.41

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Invesco V.I. Growth and Income Series II
2021	690	$34.71	-	45.58	$28,028	1.31%	1.29	-	2.69%	24.77	-	26.54%
2020	819	27.82	-	36.02	26,438	1.99	1.29	-	2.69	(0.87)	-	0.54
2019	908	28.06	-	35.83	29,297	1.53	1.29	-	2.69	21.52	-	23.24
2018	1,084	23.10	-	26.88	28,546	1.70	1.29	-	2.69	(15.91)	-	(14.71)
2017	1,300	27.47	-	34.09	40,153	1.25	1.29	-	2.69	10.99	-	12.57

Invesco V.I. High Yield Series I
2021	348	12.67	-	13.81	7,484	4.65	0.70	-	1.98	2.34	-	3.65
2020	383	12.23	-	13.49	7,963	5.72	0.70	-	1.98	1.29	-	2.60
2019	440	11.92	-	13.32	8,998	5.61	0.70	-	1.98	11.28	-	12.72
2018	523	10.57	-	11.97	9,484	4.88	0.70	-	1.98	(5.26)	-	(4.03)
2017	594	11.02	-	12.63	11,289	3.96	0.70	-	1.98	4.22	-	5.56

Invesco V.I. High Yield Series II
2021	396	18.64	-	23.85	5,151	4.43	1.29	-	2.59	1.33	-	2.66
2020	398	18.39	-	23.23	5,291	5.72	1.29	-	2.59	0.25	-	1.57
2019	432	18.35	-	22.87	5,777	5.54	1.29	-	2.59	10.25	-	11.70
2018	482	16.64	-	20.48	5,818	4.70	1.29	-	2.59	(6.09)	-	(4.85)
2017	546	17.72	-	21.52	6,948	3.87	1.29	-	2.59	3.39	-	4.76

Invesco V.I. International Growth Series I
2021	463	19.49	-	28.35	13,600	1.24	1.10	-	1.70	4.10	-	4.73
2020	506	18.73	-	27.07	14,140	2.40	1.10	-	1.70	12.07	-	12.75
2019	544	16.71	-	24.01	13,563	1.55	1.10	-	1.70	26.41	-	27.17
2018	616	13.22	-	18.88	12,104	1.99	1.10	-	1.70	(16.42)	-	(15.91)
2017	721	15.81	-	22.45	16,791	1.45	1.10	-	1.70	20.94	-	21.66

Invesco V.I. International Growth Series II
2021	80	12.85	-	15.44	1,277	1.06	1.29	-	2.44	3.05	-	4.25
2020	88	12.47	-	14.81	1,342	2.17	1.29	-	2.44	10.98	-	12.27
2019	107	11.24	-	13.19	1,458	1.28	1.29	-	2.44	25.13	-	26.59
2018	130	8.98	-	10.42	1,390	1.74	1.29	-	2.44	(17.27)	-	(16.30)
2017	154	10.86	-	12.45	1,960	1.29	1.29	-	2.44	19.76	-	21.15

Invesco V.I. Main Street Mid Cap Series I
2021	238	27.00	-	42.79	8,568	0.45	1.10	-	2.20	20.56	-	21.90
2020	247	22.39	-	35.10	7,372	0.71	1.10	-	2.20	6.87	-	8.05
2019	280	20.95	-	32.49	7,759	0.49	1.10	-	2.20	22.55	-	23.91
2018	326	17.10	-	26.22	7,279	0.50	1.10	-	2.20	(13.29)	-	(12.33)
2017	362	19.72	-	29.90	9,223	0.53	1.10	-	2.20	12.43	-	13.66

Invesco V.I. Main Street Mid Cap Series II
2021	28	24.62	-	30.27	809	0.25	1.29	-	2.44	19.89	-	21.28
2020	32	20.54	-	24.96	748	0.50	1.29	-	2.44	6.30	-	7.54
2019	36	19.32	-	23.21	816	0.21	1.29	-	2.44	22.01	-	23.43
2018	43	15.84	-	18.80	793	0.11	1.29	-	2.44	(13.76)	-	(12.74)
2017	49	18.36	-	21.55	1,038	0.29	1.29	-	2.44	11.88	-	13.18

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Invesco V.I. Main Street Series I
2021	36	$33.61	-	36.65	$1,234	0.66%	1.15	-	1.85%	25.22	-	26.11%
2020	43	26.84	-	29.06	1,158	1.41	1.15	-	1.85	11.84	-	12.64
2019	50	24.00	-	25.80	1,213	1.03	1.15	-	1.85	29.65	-	30.57
2018	56	18.51	-	19.76	1,045	1.15	1.15	-	1.85	(9.59)	-	(8.95)
2017	64	20.48	-	21.70	1,320	1.26	1.15	-	1.85	14.76	-	15.58

Invesco V.I. Main Street Series II
2021	539	38.03	-	49.95	25,025	0.49	1.29	-	2.69	23.84	-	25.59
2020	642	30.71	-	39.77	23,862	1.14	1.29	-	2.69	10.66	-	12.23
2019	729	27.76	-	35.43	24,296	0.82	1.29	-	2.69	28.22	-	30.04
2018	867	21.65	-	27.25	22,301	0.91	1.29	-	2.69	(10.57)	-	(9.29)
2017	1,040	24.20	-	30.04	29,569	1.05	1.29	-	2.69	13.52	-	15.14

Invesco V.I. Main Street Small Cap Series I
2021	19	65.69	-	71.85	1,338	0.37	1.25	-	1.65	20.55	-	21.03
2020	23	54.49	-	59.36	1,298	0.61	1.25	-	1.65	17.97	-	18.44
2019	26	46.19	-	50.12	1,268	0.20	1.25	-	1.65	24.40	-	24.90
2018	28	37.13	-	40.13	1,091	0.30	1.25	-	1.65	(11.80)	-	(11.44)
2017	30	42.10	-	45.32	1,336	0.88	1.25	-	1.65	12.29	-	12.74

Invesco V.I. Main Street Small Cap Series II
2021	169	54.04	-	67.57	10,650	0.18	1.29	-	2.44	19.30	-	20.69
2020	201	45.30	-	55.99	10,539	0.36	1.29	-	2.44	16.74	-	18.10
2019	231	38.13	-	47.41	10,287	—	1.29	-	2.54	22.95	-	24.51
2018	269	31.01	-	38.08	9,698	0.06	1.29	-	2.54	(12.81)	-	(11.70)
2017	328	35.57	-	43.12	13,446	0.66	1.29	-	2.54	11.04	-	12.45

Invesco V.I. Managed Volatility Series I (sub-account merged on April 30, 2021)
2021	—	29.40	-	32.56	—	2.04	1.10	-	1.70	7.90	-	8.11
2020	148	27.25	-	30.11	4,206	2.11	1.10	-	1.70	(3.15)	-	(2.57)
2019	166	28.13	-	30.91	4,853	1.37	1.10	-	1.70	16.58	-	17.29
2018	186	24.13	-	26.35	4,648	1.66	1.10	-	1.70	(12.51)	-	(11.98)
2017	203	27.58	-	29.94	5,805	1.35	1.10	-	1.70	8.70	-	9.35

Invesco V.I. Managed Volatility Series II (sub-account merged on April 30, 2021)
2021	—	27.46	-	29.40	—	1.77	1.45	-	1.85	7.78	-	7.93
2020	2	25.48	-	27.24	54	1.65	1.45	-	1.85	(3.56)	-	(3.17)
2019	3	26.42	-	28.13	72	1.07	1.45	-	1.85	16.13	-	16.59
2018	3	22.75	-	24.13	72	1.46	1.45	-	1.85	(12.92)	-	(12.57)
2017	3	26.12	-	28.17	92	1.28	1.30	-	1.85	8.31	-	8.91

Invesco V.I. S&P 500 Index Series I
2021	881	32.88	-	41.50	37,229	1.17	0.70	-	2.05	25.67	-	27.37
2020	1,049	26.16	-	32.58	34,602	1.67	0.70	-	2.05	15.59	-	17.16
2019	1,161	22.63	-	27.81	32,893	1.44	0.70	-	2.05	28.24	-	29.99
2018	1,375	17.65	-	21.39	30,362	1.52	0.70	-	2.05	(6.74)	-	(5.47)
2017	1,491	18.92	-	22.63	35,212	1.64	0.70	-	2.05	18.80	-	20.41

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Invesco V.I. S&P 500 Index Series II
2021	1,488	$41.74	-	53.42	$53,325	1.03%	1.29	-	2.59%	24.61	-	26.25%
2020	1,684	33.50	-	42.31	48,136	1.44	1.29	-	2.59	14.67	-	16.18
2019	1,863	29.21	-	36.42	46,508	1.19	1.29	-	2.59	27.26	-	28.94
2018	2,042	22.95	-	28.24	39,992	1.23	1.29	-	2.59	(7.52)	-	(6.30)
2017	2,393	24.82	-	30.14	50,231	1.39	1.29	-	2.59	17.90	-	19.45

Invesco V.I. Technology Series I
2021	83	50.82	-	56.50	4,478	—	1.10	-	1.70	12.48	-	13.16
2020	100	45.18	-	49.93	4,779	—	1.10	-	1.70	43.65	-	44.52
2019	111	31.45	-	34.55	3,653	—	1.10	-	1.70	33.59	-	34.39
2018	102	23.54	-	25.71	2,500	—	1.10	-	1.70	(2.14)	-	(1.55)
2017	114	24.06	-	26.11	2,863	—	1.10	-	1.70	32.86	-	33.66

Invesco V.I. Technology Series II
2021	< 1	49.38	-	52.08	4	—	1.30	-	1.60	12.27	-	12.61
2020	< 1	42.19	-	46.25	6	—	1.30	-	1.85	43.12	-	43.91
2019	< 1	29.48	-	32.14	7	—	1.30	-	1.85	33.08	-	33.81
2018	< 1	22.15	-	24.02	6	—	1.30	-	1.85	(2.54)	-	(2.00)
2017	< 1	22.73	-	24.51	7	—	1.30	-	1.85	32.28	-	33.00

Invesco V.I. Value Opportunities Series I (sub-account merged on April 30, 2021)
2021	—	25.14	-	28.27	—	0.81	1.10	-	1.70	27.79	-	28.04
2020	241	19.67	-	22.08	4,989	0.40	1.10	-	1.70	3.68	-	4.30
2019	269	18.97	-	21.17	5,377	0.23	1.10	-	1.70	28.41	-	29.19
2018	305	14.78	-	16.39	4,727	0.31	1.10	-	1.70	(20.55)	-	(20.07)
2017	336	18.60	-	20.50	6,548	0.39	1.10	-	1.70	15.46	-	16.16

Invesco V.I. Value Opportunities Series II (sub-account merged on April 30, 2021)
2021	—	23.99	-	29.61	—	0.42	1.29	-	2.44	27.27	-	27.75
2020	114	18.85	-	23.18	2,397	0.09	1.29	-	2.44	2.78	-	3.97
2019	128	18.34	-	22.29	2,604	—	1.29	-	2.44	26.97	-	28.45
2018	158	14.45	-	17.36	2,487	—	1.29	-	2.44	(21.32)	-	(20.39)
2017	169	18.36	-	21.80	3,357	0.01	1.29	-	2.44	14.39	-	15.72

Janus Henderson VIT Forty Institutional Shares
2021	< 1	76.86	-	76.86	< 1	—	1.50	-	1.50	21.06	-	21.06
2020	< 1	63.49	-	63.49	< 1	0.27	1.50	-	1.50	37.31	-	37.31
2019	< 1	46.24	-	46.24	< 1	0.16	1.50	-	1.50	35.11	-	35.11
2018	< 1	34.23	-	34.23	2	—	1.50	-	1.50	0.45	-	0.45
2017	< 1	34.07	-	34.07	14	—	1.50	-	1.50	28.37	-	28.37

Lazard Retirement Series Emerging Market Equity Service Shares
2021	< 1	53.42	-	53.42	< 1	1.88	1.50	-	1.50	3.89	-	3.89
2020	< 1	51.42	-	51.42	< 1	2.41	1.50	-	1.50	(2.75)	-	(2.75)
2019	< 1	52.87	-	52.87	< 1	0.89	1.50	-	1.50	16.37	-	16.37
2018	< 1	45.44	-	45.44	< 1	2.19	1.50	-	1.50	(19.78)	-	(19.78)
2017	< 1	56.64	-	56.64	< 1	1.83	1.50	-	1.50	25.92	-	25.92

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Legg Mason Partners Clearbridge Variable Large Cap Value Class I
2021	< 1	$34.53	-	34.53	< 1	0.99%	1.50	-	1.50%	24.32	-	24.32%
2020	< 1	27.78	-	27.78	< 1	1.82	1.50	-	1.50	3.67	-	3.67
2019	< 1	26.79	-	26.79	< 1	1.78	1.50	-	1.50	26.95	-	26.95
2018	< 1	21.11	-	21.11	< 1	1.61	1.50	-	1.50	(10.25)	-	(10.25)
2017	< 1	23.52	-	23.52	1	1.40	1.50	-	1.50	13.12	-	13.12

Lord Abbet Bond Debenture
2021	416	19.01	-	23.46	9,165	2.82	1.29	-	2.49	0.72	-	1.95
2020	470	18.87	-	23.01	10,225	3.72	1.29	-	2.49	4.65	-	5.92
2019	521	18.04	-	21.72	10,735	3.91	1.29	-	2.49	10.55	-	11.89
2018	542	16.31	-	19.41	10,026	4.05	1.29	-	2.49	(6.41)	-	(5.26)
2017	641	17.43	-	20.49	12,587	3.98	1.29	-	2.49	6.51	-	7.81

Lord Abbet Fundamental Equity
2021	70	28.50	-	34.26	2,249	0.79	1.29	-	2.34	24.35	-	25.67
2020	84	22.92	-	27.26	2,144	1.21	1.29	-	2.34	(0.59)	-	0.46
2019	96	23.06	-	27.13	2,464	1.17	1.29	-	2.34	18.69	-	19.95
2018	118	19.15	-	22.62	2,542	1.37	1.29	-	2.44	(10.40)	-	(9.35)
2017	146	21.37	-	24.95	3,464	0.99	1.29	-	2.44	9.85	-	11.13

Lord Abbet Growth and Income
2021	224	23.54	-	28.79	6,082	1.00	1.29	-	2.44	25.89	-	27.36
2020	279	18.70	-	22.61	5,963	1.66	1.29	-	2.44	0.21	-	1.37
2019	320	18.66	-	22.30	6,775	1.60	1.29	-	2.44	19.52	-	20.92
2018	373	15.61	-	18.44	6,557	1.28	1.29	-	2.44	(10.38)	-	(9.33)
2017	460	17.42	-	20.34	8,946	1.21	1.29	-	2.44	10.64	-	11.92

Lord Abbet Growth Opportunities
2021	82	41.46	-	50.71	3,905	—	1.29	-	2.44	3.87	-	5.09
2020	106	39.91	-	48.26	4,839	—	1.29	-	2.44	36.00	-	37.58
2019	125	29.35	-	35.07	4,201	—	1.29	-	2.44	33.06	-	34.61
2018	177	22.05	-	26.06	4,418	—	1.29	-	2.44	(5.26)	-	(4.15)
2017	212	23.28	-	27.18	5,548	—	1.29	-	2.44	19.94	-	21.33

Lord Abbet Mid Cap Stock
2021	300	22.38	-	27.61	7,724	0.55	1.29	-	2.49	25.52	-	27.04
2020	363	17.83	-	21.74	7,410	1.08	1.29	-	2.49	(0.04)	-	1.18
2019	402	17.83	-	21.48	8,148	0.88	1.29	-	2.49	19.61	-	21.06
2018	456	14.91	-	17.74	7,663	0.62	1.29	-	2.49	(17.15)	-	(16.14)
2017	553	18.00	-	21.16	11,126	0.58	1.29	-	2.49	4.19	-	5.46

MFS VIT Growth Initial Class
2021	23	30.65	-	69.94	1,173	—	1.15	-	1.65	21.51	-	22.12
2020	25	25.23	-	57.27	1,046	—	1.15	-	1.65	29.70	-	30.35
2019	28	19.45	-	43.94	925	—	1.15	-	1.65	35.89	-	36.57
2018	30	14.31	-	32.17	728	0.09	1.15	-	1.65	0.98	-	1.49
2017	34	14.17	-	31.70	821	0.11	1.15	-	1.65	29.26	-	29.91

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
MFS VIT Growth Service Class
2021	2	$43.04	-	47.79	$79	—%	1.35	-	1.85%	20.97	-	21.58%
2020	2	35.58	-	39.31	67	—	1.35	-	1.85	29.11	-	29.76
2019	2	27.56	-	30.29	61	—	1.35	-	1.85	35.24	-	35.92
2018	2	20.38	-	22.29	47	—	1.35	-	1.85	0.51	-	1.02
2017	4	20.27	-	22.06	90	—	1.35	-	1.85	28.68	-	29.32

MFS VIT High Yield Initial Class
2021	23	23.39	-	24.46	561	3.29	1.25	-	1.45	2.00	-	2.20
2020	7	22.93	-	23.93	164	5.48	1.25	-	1.45	3.57	-	3.78
2019	8	22.14	-	23.06	188	5.57	1.25	-	1.45	13.16	-	13.38
2018	9	19.56	-	20.34	188	5.26	1.25	-	1.45	(4.48)	-	(4.29)
2017	11	20.48	-	21.25	234	6.65	1.25	-	1.45	5.16	-	5.37

MFS VIT Investors Trust Initial Class
2021	25	32.00	-	41.55	850	0.61	1.15	-	1.65	24.74	-	25.36
2020	28	25.65	-	33.14	781	0.69	1.15	-	1.65	12.01	-	12.57
2019	35	22.90	-	29.44	877	0.67	1.15	-	1.65	29.43	-	30.08
2018	36	17.70	-	22.63	707	0.62	1.15	-	1.65	(7.04)	-	(6.57)
2017	39	19.04	-	24.23	812	0.73	1.15	-	1.65	21.33	-	21.94

MFS VIT Investors Trust Service Class
2021	5	32.26	-	35.82	171	0.41	1.35	-	1.85	24.18	-	24.80
2020	5	25.98	-	28.70	152	0.43	1.35	-	1.85	11.51	-	12.07
2019	6	23.30	-	25.61	137	0.48	1.35	-	1.85	28.83	-	29.48
2018	6	18.09	-	19.78	116	0.45	1.35	-	1.85	(7.45)	-	(6.99)
2017	6	19.54	-	21.27	134	0.56	1.35	-	1.85	20.77	-	21.37

MFS VIT New Discovery Initial Class
2021	19	41.32	-	90.88	1,262	—	1.15	-	1.65	0.13	-	0.64
2020	21	41.26	-	90.31	1,381	—	1.15	-	1.65	43.50	-	44.22
2019	25	28.75	-	62.62	1,168	—	1.15	-	1.65	39.38	-	40.08
2018	29	20.63	-	44.70	965	—	1.15	-	1.65	(3.10)	-	(2.61)
2017	35	21.29	-	45.90	1,216	—	1.15	-	1.65	24.59	-	25.21

MFS VIT New Discovery Service Class
2021	2	40.46	-	44.93	97	—	1.35	-	1.85	(0.30)	-	0.20
2020	2	40.58	-	44.83	107	—	1.35	-	1.85	42.90	-	43.62
2019	3	28.40	-	31.22	80	—	1.35	-	1.85	38.67	-	39.37
2018	3	20.48	-	22.40	62	—	1.35	-	1.85	(3.54)	-	(3.05)
2017	3	21.23	-	23.10	73	—	1.35	-	1.85	24.01	-	24.63

MFS VIT Research Initial Class
2021	14	29.00	-	40.60	488	0.55	1.15	-	1.65	22.76	-	23.38
2020	17	23.62	-	32.91	477	0.73	1.15	-	1.65	14.69	-	15.26
2019	19	20.60	-	28.55	456	0.75	1.15	-	1.65	30.77	-	31.43
2018	23	15.75	-	21.73	434	0.69	1.15	-	1.65	(5.94)	-	(5.47)
2017	25	16.75	-	22.98	498	1.38	1.15	-	1.65	21.36	-	21.96

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
MFS VIT Research Service Class
2021	1	$33.42	-	37.11	$48	0.33%	1.35	-	1.85%	22.22	-	22.83%
2020	1	27.35	-	30.21	41	0.51	1.35	-	1.85	14.17	-	14.75
2019	2	23.95	-	26.33	41	0.56	1.35	-	1.85	30.16	-	30.81
2018	2	18.40	-	20.13	36	0.45	1.35	-	1.85	(6.39)	-	(5.92)
2017	2	19.66	-	21.39	39	1.13	1.35	-	1.85	20.81	-	21.41

MFS VIT Total Return Bond Initial Class
2021	27	22.21	-	23.23	619	2.70	1.25	-	1.45	(2.24)	-	(2.05)
2020	28	22.72	-	23.72	664	2.81	1.25	-	1.45	6.91	-	7.12
2019	34	21.25	-	22.14	741	3.42	1.25	-	1.45	8.62	-	8.84
2018	43	19.57	-	20.34	864	3.46	1.25	-	1.45	(2.52)	-	(2.32)
2017	39	19.35	-	20.83	820	3.33	1.25	-	1.65	2.75	-	3.16

MFS VIT Utilities Initial Class
2021	4	46.05	-	48.52	204	1.75	1.35	-	1.59	12.29	-	12.56
2020	5	41.01	-	43.11	201	2.50	1.35	-	1.59	4.23	-	4.48
2019	5	39.34	-	41.26	194	3.76	1.35	-	1.59	23.10	-	23.39
2018	7	31.96	-	33.44	234	1.13	1.35	-	1.59	(0.54)	-	(0.30)
2017	8	32.13	-	33.54	254	4.50	1.35	-	1.59	13.03	-	13.30

MFS VIT Utilities Service Class
2021	3	34.37	-	38.16	132	1.27	1.35	-	1.85	11.73	-	12.29
2020	8	30.76	-	33.98	280	2.09	1.35	-	1.85	3.68	-	4.20
2019	11	29.67	-	32.62	426	3.64	1.35	-	1.85	22.50	-	23.12
2018	14	24.22	-	26.49	445	0.82	1.35	-	1.85	(1.06)	-	(0.56)
2017	17	24.48	-	26.64	551	4.27	1.35	-	1.85	12.39	-	12.95

Morgan Stanley VIF Core Plus Fixed Income Class I
2021	9	16.67	-	18.51	156	4.06	1.35	-	1.85	(2.16)	-	(1.67)
2020	10	17.04	-	18.82	178	2.86	1.35	-	1.85	5.81	-	6.35
2019	10	16.10	-	17.70	169	4.07	1.35	-	1.85	8.84	-	9.38
2018	10	14.79	-	16.18	158	2.54	1.35	-	1.85	(2.49)	-	(2.00)
2017	11	15.17	-	19.14	173	2.64	1.15	-	1.85	4.29	-	5.03

Morgan Stanley VIF Discovery Class I
2021	265	86.46	-	113.96	24,912	—	0.70	-	2.30	(13.08)	-	(11.68)
2020	293	99.48	-	129.03	31,500	—	0.70	-	2.30	146.58	-	150.54
2019	327	40.34	-	51.50	14,160	—	0.70	-	2.30	36.92	-	39.13
2018	363	29.46	-	37.02	11,423	—	0.70	-	2.30	8.12	-	9.87
2017	383	27.25	-	33.69	11,077	—	0.70	-	2.30	35.62	-	37.80

Morgan Stanley VIF Discovery Class II
2021	176	99.31	-	127.10	15,746	—	1.29	-	2.59	(13.48)	-	(12.34)
2020	200	114.79	-	144.99	20,476	—	1.29	-	2.59	145.58	-	148.80
2019	285	29.27	-	58.27	11,239	—	1.29	-	2.59	36.37	-	38.16
2018	354	21.18	-	34.28	10,159	—	1.29	-	2.59	7.67	-	9.10
2017	461	19.42	-	31.84	11,938	—	1.29	-	2.59	35.04	-	36.82

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Morgan Stanley VIF Emerging Markets Debt Class II
2021	139	$19.24	-	30.36	$3,760	5.15%	1.29	-	2.59%	(4.49)	-	(3.23)%
2020	151	20.14	-	31.38	4,257	4.52	1.29	-	2.59	2.82	-	4.17
2019	184	19.59	-	30.12	5,024	5.22	1.29	-	2.59	11.23	-	12.70
2018	211	17.61	-	21.67	5,112	5.67	1.29	-	2.59	(9.45)	-	(8.25)
2017	245	19.45	-	29.13	6,487	5.41	1.29	-	2.59	6.77	-	8.18

Morgan Stanley VIF Emerging Markets Equity Class I
2021	441	26.29	-	30.92	11,437	0.84	0.70	-	2.20	0.75	-	2.27
2020	461	25.70	-	30.69	11,817	1.39	0.70	-	2.20	11.95	-	13.64
2019	520	22.62	-	29.30	11,773	1.07	0.70	-	2.20	16.98	-	18.75
2018	595	19.05	-	25.05	11,441	0.46	0.70	-	2.20	(19.27)	-	(18.04)
2017	676	23.24	-	29.03	15,937	0.75	0.70	-	2.20	32.14	-	34.13

Morgan Stanley VIF Emerging Markets Equity Class II
2021	69	36.36	-	45.22	2,906	0.80	1.29	-	2.44	0.46	-	1.63
2020	73	36.19	-	44.49	3,023	1.36	1.29	-	2.44	11.59	-	12.89
2019	83	32.43	-	39.41	3,063	1.01	1.29	-	2.44	16.62	-	17.97
2018	93	27.15	-	33.41	2,923	0.39	1.29	-	2.59	(19.65)	-	(18.58)
2017	116	33.79	-	41.03	4,521	0.72	1.29	-	2.59	31.60	-	33.33

Morgan Stanley VIF Global Franchise Class II
2021	418	52.14	-	66.72	23,526	0.67	1.29	-	2.59	18.55	-	20.11
2020	471	43.98	-	55.55	22,231	0.84	1.29	-	2.59	10.30	-	11.75
2019	545	39.87	-	49.71	23,115	0.92	1.29	-	2.59	26.20	-	27.86
2018	639	31.60	-	31.74	21,328	1.03	1.29	-	2.59	(4.31)	-	(3.04)
2017	754	32.73	-	33.02	26,130	1.32	1.29	-	2.59	22.52	-	24.14

Morgan Stanley VIF Global Infrastructure Class I
2021	389	21.91	-	27.85	23,815	2.46	0.70	-	1.85	12.17	-	13.46
2020	454	19.53	-	24.54	24,397	1.69	0.70	-	1.85	(2.96)	-	(1.84)
2019	544	20.13	-	25.00	29,574	2.75	0.70	-	1.85	25.95	-	27.41
2018	655	15.98	-	19.62	27,867	3.07	0.70	-	1.85	(9.55)	-	(8.50)
2017	773	17.67	-	21.45	36,447	2.35	0.70	-	1.85	10.90	-	12.18

Morgan Stanley VIF Global Infrastructure Class II
2021	377	32.64	-	41.77	8,524	2.35	1.29	-	2.59	11.07	-	12.54
2020	398	29.39	-	37.12	8,048	1.42	1.29	-	2.59	(3.97)	-	(2.71)
2019	449	30.60	-	38.15	9,427	2.50	1.29	-	2.59	24.58	-	26.22
2018	503	24.56	-	30.22	8,388	2.81	1.29	-	2.59	(10.27)	-	(9.08)
2017	579	27.38	-	33.24	10,728	2.20	1.29	-	2.59	9.65	-	11.10

Morgan Stanley VIF Global Strategist Class I
2021	2,049	17.71	-	19.73	42,963	1.84	0.70	-	2.20	6.01	-	7.61
2020	2,203	16.70	-	18.33	43,288	1.47	0.70	-	2.20	8.50	-	10.14
2019	2,582	15.39	-	16.64	45,506	1.86	0.70	-	2.20	15.21	-	16.95
2018	3,040	13.36	-	14.23	45,412	1.14	0.70	-	2.20	(8.55)	-	(7.16)
2017	3,534	14.61	-	15.33	56,496	1.14	0.70	-	2.20	13.59	-	15.30

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Morgan Stanley VIF Global Strategist Class II
2021	752	$18.87	-	24.15	$14,162	1.75%	1.29	-	2.59%	5.44	-	6.83%
2020	816	17.90	-	22.61	14,442	1.37	1.29	-	2.59	8.00	-	9.42
2019	912	16.58	-	20.66	14,794	1.76	1.29	-	2.59	14.71	-	16.23
2018	1,079	14.45	-	17.78	15,155	1.05	1.29	-	2.59	(9.06)	-	(7.86)
2017	1,254	15.89	-	19.30	19,175	1.03	1.29	-	2.59	12.99	-	14.48

Morgan Stanley VIF Growth Class I
2021	6,302	82.78	-	87.11	409,938	—	0.70	-	2.69	(2.57)	-	(0.59)
2020	7,135	83.27	-	89.41	476,389	—	0.70	-	2.69	111.52	-	115.80
2019	8,000	38.59	-	42.27	250,519	—	0.70	-	2.69	28.29	-	30.89
2018	842	29.48	-	32.95	24,576	—	0.70	-	2.69	4.65	-	6.79
2017	977	27.61	-	31.49	26,765	—	0.70	-	2.69	39.33	-	42.15

Morgan Stanley VIF Growth Class II
2021	3,009	96.65	-	123.69	90,556	—	1.29	-	2.59	(2.72)	-	(1.44)
2020	3,559	99.35	-	125.49	108,619	—	1.29	-	2.59	111.20	-	113.98
2019	4,197	47.04	-	58.65	61,215	—	1.29	-	2.59	28.09	-	29.77
2018	126	36.73	-	39.14	5,197	—	1.29	-	2.59	4.52	-	5.91
2017	142	35.14	-	36.96	5,522	—	1.29	-	2.59	39.15	-	40.99

Morgan Stanley VIF U.S. Real Estate Class I
2021	234	35.94	-	73.05	11,941	2.04	0.70	-	2.20	36.76	-	38.83
2020	248	26.28	-	52.62	9,163	2.80	0.70	-	2.20	(18.66)	-	(17.43)
2019	264	32.31	-	63.73	11,965	1.87	0.70	-	2.20	16.35	-	18.11
2018	290	30.65	-	53.96	11,245	2.72	0.70	-	2.20	(9.74)	-	(8.36)
2017	332	30.28	-	58.88	14,210	1.43	0.70	-	2.30	0.77	-	2.39

Morgan Stanley VIF U.S. Real Estate Class II
2021	331	33.47	-	48.92	14,411	1.86	1.29	-	2.59	35.85	-	37.64
2020	437	24.64	-	35.54	13,913	2.52	1.29	-	2.59	(19.23)	-	(18.17)
2019	513	30.51	-	43.44	20,140	1.61	1.29	-	2.59	15.62	-	17.15
2018	594	26.39	-	32.47	19,935	2.42	1.29	-	2.59	(10.35)	-	(9.16)
2017	675	29.43	-	40.82	25,034	1.24	1.29	-	2.59	0.23	-	1.55

Morgan Stanley VIS Income Plus Class X Shares
2021	647	21.38	-	31.36	27,970	3.33	0.70	-	2.05	(3.86)	-	(2.55)
2020	740	22.24	-	32.18	32,919	3.32	0.70	-	2.05	8.38	-	9.86
2019	849	20.52	-	29.29	34,206	3.56	0.70	-	2.05	13.61	-	15.15
2018	1,007	18.06	-	25.44	34,949	3.44	0.70	-	2.05	(5.97)	-	(4.69)
2017	1,192	19.21	-	26.69	43,810	3.57	0.70	-	2.05	4.49	-	5.91

Morgan Stanley VIS Income Plus Class Y Shares
2021	1,773	15.99	-	20.46	36,560	3.14	1.29	-	2.59	(4.56)	-	(3.31)
2020	1,824	16.75	-	21.16	38,952	3.04	1.29	-	2.59	7.43	-	8.85
2019	2,031	15.59	-	19.44	40,083	3.29	1.29	-	2.59	12.80	-	14.28
2018	2,190	13.82	-	17.01	37,937	3.18	1.29	-	2.59	(6.78)	-	(5.55)
2017	2,568	14.83	-	18.01	47,317	3.25	1.29	-	2.59	3.72	-	5.09

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Neuberger Berman AMT Mid Cap Growth Class I
2021	< 1	$61.27	-	61.27	$2	—%	1.59	-	1.59%	11.21	-	11.21%
2020	< 1	55.09	-	55.09	2	—	1.59	-	1.59	37.77	-	37.77
2019	< 1	39.99	-	39.99	1	—	1.59	-	1.59	30.65	-	30.65
2018	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A
2017	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A

Neuberger Berman AMT Sustainable Equity Class I (sub-account launched on April 30, 2019)
2021	3	15.49	-	15.49	40	0.38	1.59	-	1.59	21.53	-	21.53
2020	3	12.74	-	12.74	33	0.62	1.59	-	1.59	17.68	-	17.68
2019	3	10.83	-	10.83	29	0.42	1.59	-	1.59	8.24	-	8.24

PIMCO VIT CommodityRealReturn® Strategy Advisor Class
2021	73	6.00	-	7.21	498	4.20	1.29	-	2.44	29.89	-	31.40
2020	77	4.62	-	5.49	400	6.22	1.29	-	2.44	(1.23)	-	(0.08)
2019	84	4.68	-	5.49	437	4.33	1.29	-	2.44	8.65	-	9.92
2018	91	4.31	-	5.00	434	1.98	1.29	-	2.44	(16.29)	-	(15.31)
2017	106	5.15	-	5.90	599	12.05	1.29	-	2.44	(0.42)	-	0.74

PIMCO VIT Emerging Markets Bond Advisor Class
2021	22	15.72	-	18.87	389	4.37	1.29	-	2.44	(5.02)	-	(3.91)
2020	22	16.55	-	19.64	407	4.50	1.29	-	2.44	4.01	-	5.23
2019	28	15.91	-	18.67	500	4.32	1.29	-	2.44	11.87	-	13.18
2018	31	14.22	-	16.49	487	4.02	1.29	-	2.44	(7.15)	-	(6.06)
2017	32	15.31	-	17.56	541	4.86	1.29	-	2.44	7.11	-	8.35

PIMCO VIT International Bond (U.S. Dollar-Hedged) Institutional Class
2021	< 1	19.45	-	19.45	< 1	1.59	1.50	-	1.50	(3.43)	-	(3.43)
2020	< 1	20.14	-	20.14	< 1	5.86	1.50	-	1.50	3.98	-	3.98
2019	< 1	19.37	-	19.37	< 1	1.76	1.50	-	1.50	5.40	-	5.40
2018	< 1	18.38	-	18.38	< 1	1.31	1.50	-	1.50	0.58	-	0.58
2017	< 1	18.27	-	18.27	1	4.84	1.50	-	1.50	1.23	-	1.23

PIMCO VIT Real Return Advisor Class
2021	187	13.61	-	16.34	2,875	4.85	1.29	-	2.44	2.92	-	4.12
2020	195	13.22	-	15.69	2,895	1.31	1.29	-	2.44	8.90	-	10.16
2019	227	12.14	-	14.25	3,066	1.57	1.29	-	2.44	5.70	-	6.93
2018	246	11.49	-	13.32	3,123	2.37	1.29	-	2.44	(4.69)	-	(3.57)
2017	278	12.05	-	13.82	3,672	2.51	1.29	-	2.44	1.04	-	2.22

PIMCO VIT Total Return Advisor Class
2021	419	13.91	-	17.10	6,757	1.72	1.29	-	2.59	(3.90)	-	(2.64)
2020	451	14.47	-	17.57	7,506	2.02	1.29	-	2.59	5.75	-	7.14
2019	463	13.68	-	16.40	7,207	2.91	1.29	-	2.59	5.46	-	6.85
2018	488	12.97	-	15.34	7,147	2.43	1.29	-	2.59	(3.20)	-	(1.92)
2017	571	13.40	-	15.64	8,553	1.90	1.29	-	2.59	2.12	-	3.46

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
PIMCO VIT Total Return Institutional Class
2021	< 1	$19.25	-	19.25	$ < 1	1.77%	1.50	-	1.50%	(2.75)	-	(2.75)%
2020	< 1	19.79	-	19.79	< 1	2.07	1.50	-	1.50	7.02	-	7.02
2019	< 1	18.50	-	18.50	< 1	2.98	1.50	-	1.50	6.73	-	6.73
2018	< 1	17.33	-	17.33	2	2.55	1.50	-	1.50	(2.03)	-	(2.03)
2017	< 1	17.69	-	17.69	2	1.99	1.50	-	1.50	3.35	-	3.35

Putnam VT Diversified Income Class IB
2021	584	16.33	-	22.15	10,976	0.65	0.80	-	2.15	(8.95)	-	(7.69)
2020	614	17.94	-	23.99	12,617	7.70	0.80	-	2.15	(3.03)	-	(1.70)
2019	679	18.50	-	24.41	14,288	3.34	0.80	-	2.15	8.84	-	10.34
2018	757	17.00	-	22.12	14,509	4.23	0.80	-	2.15	(3.12)	-	(1.78)
2017	859	17.54	-	22.52	16,866	5.61	0.80	-	2.15	4.83	-	6.27

Putnam VT Emerging Markets Equity Fund Class IB
2021	421	10.68	-	18.98	7,734	0.49	0.80	-	2.15	(6.25)	-	(4.96)
2020	472	11.39	-	19.97	9,077	0.04	0.80	-	2.15	25.19	-	26.91
2019	556	9.10	-	15.74	8,300	—	0.80	-	2.15	22.25	-	23.93
2018	603	7.44	-	12.70	7,361	—	0.80	-	2.15	(20.40)	-	(19.29)
2017	696	9.35	-	15.74	10,443	1.06	0.80	-	2.15	32.15	-	33.96

Putnam VT Focused International Equity Class IB
2021	955	11.58	-	19.54	16,965	0.77	0.80	-	2.15	10.16	-	11.68
2020	1,111	11.85	-	17.49	17,870	0.17	0.80	-	2.19	7.67	-	9.19
2019	1,298	11.00	-	16.02	19,217	—	0.80	-	2.29	9.72	-	25.58
2018	907	7.88	-	12.76	10,890	0.32	0.80	-	2.15	(14.33)	-	(13.14)
2017	1,013	9.20	-	14.69	14,073	1.39	0.80	-	2.15	25.63	-	27.35

Putnam VT George Putnam Balanced Class IB
2021	1,723	22.57	-	29.67	44,520	0.84	0.80	-	2.69	10.91	-	13.04
2020	1,842	20.35	-	26.25	42,379	1.16	0.80	-	2.69	12.32	-	14.48
2019	1,965	18.12	-	22.93	39,844	1.44	0.80	-	2.69	20.69	-	23.01
2018	2,248	15.01	-	18.64	37,341	0.71	0.80	-	2.69	(5.74)	-	(3.92)
2017	2,548	15.93	-	19.40	44,416	1.60	0.80	-	2.69	12.02	-	14.17

Putnam VT Global Asset Allocation Class IB
2021	590	28.30	-	29.60	16,251	0.70	0.80	-	2.44	11.19	-	13.04
2020	662	25.46	-	26.18	16,226	1.75	0.80	-	2.44	9.59	-	11.41
2019	653	23.23	-	23.50	14,696	1.46	0.80	-	2.44	14.29	-	16.19
2018	755	20.23	-	20.32	14,792	1.92	0.80	-	2.44	(9.52)	-	(8.00)
2017	948	21.99	-	22.46	20,209	1.45	0.80	-	2.44	12.54	-	14.42

Putnam VT Global Health Care Class IB
2021	463	41.35	-	53.79	21,046	1.12	0.80	-	2.44	16.51	-	18.45
2020	536	35.49	-	45.42	20,716	0.50	0.80	-	2.44	13.46	-	15.35
2019	605	31.01	-	39.37	20,470	—	0.80	-	2.49	27.07	-	29.25
2018	704	24.40	-	30.46	18,552	0.99	0.80	-	2.49	(3.07)	-	(1.39)
2017	795	25.17	-	30.89	21,379	0.57	0.80	-	2.49	12.45	-	14.38

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Putnam VT Government Money Market Class IB
2021	2,627	$7.38	-	11.30	$23,722	<0.01%	0.80	-	2.54%	(2.51)	-	(0.79)%
2020	3,086	7.57	-	11.39	28,266	0.20	0.80	-	2.54	(2.34)	-	(0.61)
2019	3,448	7.75	-	11.46	32,074	1.54	0.80	-	2.54	(1.01)	-	0.74
2018	3,490	7.83	-	11.38	32,508	1.17	0.80	-	2.54	(1.39)	-	0.37
2017	3,714	7.94	-	11.34	34,746	0.24	0.80	-	2.54	(2.28)	-	(0.56)

Putnam VT Growth Opportunities Class IB
2021	5,073	27.19	-	27.34	128,044	—	0.80	-	2.69	19.38	-	21.67
2020	5,785	22.35	-	22.90	120,639	0.04	0.80	-	2.69	35.01	-	37.60
2019	6,676	16.24	-	16.97	101,902	0.13	0.80	-	2.69	33.09	-	35.65
2018	7,652	11.97	-	12.75	86,741	—	0.80	-	2.69	(0.37)	-	1.56
2017	8,722	11.79	-	12.79	98,132	0.11	0.80	-	2.69	27.41	-	29.86

Putnam VT High Yield Class IB
2021	537	25.56	-	31.15	14,968	4.76	0.80	-	2.44	2.43	-	4.14
2020	604	24.49	-	29.91	16,298	5.73	0.80	-	2.54	2.55	-	4.36
2019	698	23.88	-	28.66	18,147	5.99	0.80	-	2.54	11.51	-	13.48
2018	813	21.42	-	25.26	18,794	5.90	0.80	-	2.54	(6.50)	-	(4.84)
2017	936	22.91	-	26.54	22,872	5.96	0.80	-	2.54	4.28	-	6.13

Putnam VT Income Class IB
2021	1,934	14.37	-	23.69	36,079	1.39	0.80	-	2.49	(6.95)	-	(5.35)
2020	2,063	15.30	-	25.03	41,024	4.80	0.80	-	2.54	3.06	-	4.88
2019	2,199	14.85	-	23.87	41,983	3.22	0.80	-	2.54	9.07	-	11.00
2018	2,450	13.61	-	21.50	42,592	3.10	0.80	-	2.54	(2.34)	-	(0.61)
2017	2,820	13.94	-	21.63	49,556	4.41	0.80	-	2.54	2.93	-	4.75

Putnam VT International Equity Class IB
2021	2,485	17.52	-	20.09	45,532	1.18	0.70	-	2.59	6.02	-	8.06
2020	2,701	16.21	-	18.95	46,457	1.65	0.70	-	2.59	9.21	-	11.31
2019	3,005	14.56	-	17.35	46,999	1.41	0.70	-	2.59	21.93	-	24.28
2018	3,400	11.72	-	14.23	43,311	1.41	0.70	-	2.59	(21.21)	-	(19.68)
2017	3,712	14.59	-	18.06	59,362	2.29	0.70	-	2.59	23.33	-	25.70

Putnam VT International Value Class IB
2021	410	13.86	-	19.67	7,229	2.03	0.80	-	2.15	12.47	-	14.02
2020	450	12.33	-	17.25	7,008	2.50	0.80	-	2.15	1.71	-	3.11
2019	504	12.12	-	16.73	7,684	2.77	0.80	-	2.15	17.64	-	19.26
2018	608	10.30	-	14.03	7,775	2.08	0.80	-	2.15	(19.39)	-	(18.28)
2017	687	12.78	-	17.17	10,813	1.54	0.80	-	2.15	22.03	-	23.70

Putnam VT Large Cap Value Class IB
2021	3,513	17.57	-	36.59	153,863	1.23	0.70	-	2.69	23.91	-	26.42
2020	3,935	13.90	-	29.53	139,398	1.75	0.70	-	2.69	2.98	-	5.06
2019	4,493	13.23	-	28.68	152,365	2.06	0.70	-	2.69	26.92	-	29.49
2018	5,173	10.22	-	22.59	137,308	0.71	0.70	-	2.69	(10.95)	-	(9.13)
2017	5,922	11.24	-	25.37	174,275	0.88	0.70	-	2.69	12.45	-	15.60

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Putnam VT Mortgage Securities Class IB
2021	440	$14.87	-	20.09	$7,119	—%	0.80	-	2.10%	(5.78)	-	(4.54)%
2020	475	15.78	-	21.05	8,125	9.66	0.80	-	2.10	(3.63)	-	(2.35)
2019	539	16.37	-	21.55	9,521	2.22	0.80	-	2.10	10.83	-	12.29
2018	616	14.77	-	19.19	9,647	2.86	0.80	-	2.10	(2.99)	-	(1.70)
2017	712	14.90	-	19.53	11,499	2.39	0.80	-	2.15	(0.22)	-	1.15

Putnam VT Multi-Cap Core Class IB
2021	1,666	31.14	-	41.89	50,687	0.65	0.80	-	2.44	27.84	-	29.96
2020	1,902	23.96	-	32.77	44,771	0.96	0.80	-	2.44	14.48	-	16.39
2019	2,184	20.59	-	28.63	44,279	1.13	0.80	-	2.44	28.44	-	30.58
2018	2,485	15.77	-	22.29	38,964	1.12	0.80	-	2.44	(9.89)	-	(8.38)
2017	2,805	17.21	-	24.73	48,313	1.09	0.80	-	2.44	19.88	-	21.88

Putnam VT Research Class IB
2021	594	38.82	-	46.40	21,385	0.10	0.80	-	2.29	21.31	-	23.14
2020	700	31.53	-	38.25	20,551	0.60	0.80	-	2.29	17.19	-	18.96
2019	800	26.50	-	32.64	19,827	1.17	0.80	-	2.29	30.20	-	32.17
2018	947	20.05	-	25.07	17,871	—	0.80	-	2.29	(6.89)	-	(5.48)
2017	1,106	21.21	-	26.92	22,203	0.65	0.80	-	2.29	20.54	-	22.36

Putnam VT Small Cap Growth Class IB
2021	71	51.20	-	66.12	4,197	—	0.80	-	2.15	11.42	-	12.96
2020	79	45.95	-	58.53	4,125	—	0.80	-	2.15	45.19	-	47.18
2019	97	31.65	-	39.77	3,488	—	0.80	-	2.15	34.50	-	36.35
2018	103	24.30	-	29.17	2,727	—	0.80	-	1.95	(15.53)	-	(14.53)
2017	112	28.77	-	34.13	3,480	0.50	0.80	-	1.95	5.84	-	7.07

Putnam VT Small Cap Value Class IB
2021	590	30.98	-	41.16	27,120	0.75	0.70	-	2.30	36.72	-	38.93
2020	682	22.66	-	29.63	22,982	1.09	0.70	-	2.30	1.60	-	3.24
2019	770	22.30	-	28.70	25,193	0.68	0.70	-	2.30	21.42	-	23.37
2018	903	18.37	-	23.26	24,086	0.41	0.70	-	2.30	(21.76)	-	(20.49)
2017	995	23.47	-	29.25	33,692	0.70	0.70	-	2.30	5.43	-	7.12

Putnam VT Sustainable Future Class IB
2021	111	55.11	-	69.15	6,873	—	0.80	-	2.00	3.96	-	5.22
2020	120	53.02	-	65.72	7,130	0.11	0.80	-	2.00	49.58	-	51.40
2019	140	35.44	-	43.41	5,517	0.60	0.80	-	2.00	27.42	-	28.97
2018	164	27.82	-	33.66	5,023	0.57	0.80	-	2.00	(6.85)	-	(5.71)
2017	184	29.86	-	35.69	6,028	0.82	0.80	-	2.00	8.51	-	9.83

Putnam VT Sustainable Leaders Class IB
2021	2,454	36.73	-	56.16	85,429	0.14	0.80	-	2.69	20.23	-	22.54
2020	2,861	29.98	-	46.71	81,760	0.42	0.80	-	2.69	25.31	-	27.71
2019	3,272	23.47	-	37.28	73,388	0.46	0.80	-	2.69	32.72	-	35.27
2018	3,769	17.35	-	28.09	63,087	—	0.80	-	2.69	(4.17)	-	(2.32)
2017	4,265	17.76	-	29.31	73,615	0.64	0.80	-	2.69	25.78	-	28.19

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Templeton Developing Markets VIP Class 2
2021	134	$30.62	-	36.17	$5,635	0.86%	1.15	-	2.49%	(8.07)	-	(6.82)%
2020	145	32.86	-	39.34	6,631	4.20	1.15	-	2.49	14.29	-	15.84
2019	162	28.37	-	34.43	6,419	1.00	1.15	-	2.49	23.56	-	25.25
2018	190	22.65	-	27.86	6,039	0.86	1.15	-	2.49	(17.89)	-	(16.76)
2017	216	27.21	-	33.93	8,297	1.02	1.15	-	2.49	36.94	-	38.81

Templeton Foreign VIP Class 2
2021	1,377	16.57	-	17.70	25,784	1.84	1.15	-	2.69	1.38	-	2.97
2020	1,520	16.09	-	17.46	27,879	3.40	1.15	-	2.69	(3.80)	-	(2.29)
2019	1,663	16.47	-	18.14	31,191	1.72	1.15	-	2.69	9.52	-	11.24
2018	1,861	14.80	-	16.57	31,545	2.66	1.15	-	2.69	(17.71)	-	(16.41)
2017	2,122	17.71	-	20.13	43,239	2.61	1.15	-	2.69	13.58	-	15.36

Templeton Global Bond VIP Class 2
2021	26	19.00	-	30.22	645	—	1.15	-	2.24	(7.11)	-	(6.08)
2020	29	20.45	-	32.18	761	8.38	1.15	-	2.24	(7.39)	-	(6.36)
2019	30	22.09	-	34.37	853	7.12	1.15	-	2.24	(0.26)	-	0.85
2018	32	22.14	-	34.08	886	—	1.15	-	2.24	(0.35)	-	0.77
2017	35	22.22	-	33.82	971	—	1.15	-	2.24	(0.34)	-	0.76

Templeton Growth VIP Class 2
2021	13	17.38	—	27.46	344	1.10	1.15	—	1.85	2.94	—	3.67
2020	15	16.88	—	26.49	376	2.92	1.15	—	1.85	3.85	—	4.59
2019	19	16.25	—	25.33	450	2.80	1.15	—	1.85	13.03	—	13.84
2018	22	14.38	—	22.25	458	1.98	1.15	—	1.85	(16.43)	—	(15.83)
2017	27	17.21	—	26.43	678	1.67	1.15	—	1.85	16.32	—	17.15